UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to

Letter to Shareholders (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
53 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
53 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (WFTXX)	11/08/1999	0.00	0.01	0.55	1.32	0.78%	0.65%
Administrator Class (WTRXX)	06/30/2010	0.00	0.01	0.59	1.42	0.51%	0.30%
Service Class (NWTXX)	12/03/1990	0.00	0.01	0.59	1.42	0.68%	0.50%
Sweep Class	06/30/2010	0.00	0.01	0.59	1.42	1.13%	1.00%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Administrator Class	Service Class	Sweep Class
7-Day Current Yield	0.00%	0.00%	0.00%	0.00%
7-Day Compound Yield	0.00%	0.00%	0.00%	0.00%
30-Day Simple Yield	0.00%	0.00%	0.00%	0.00%
30-Day Compound Yield	0.00%	0.00%	0.00%	0.00%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s
Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.69)%, (0.42)%, (0.59)% and (1.04)% for Class A, Administrator Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40	0.08%
Administrator Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40	0.08%
Service Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40	0.08%
Sweep Class
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	$0.40	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Treasury Debt : 107.47%
U.S. Treasury Bill (z)	0.05%	08/02/2012	$556,740,000	$556,738,575
U.S. Treasury Bill (z)	0.07	08/23/2012	725,770,000	725,735,457
U.S. Treasury Bill (z)	0.08	09/06/2012	449,470,000	449,435,940
U.S. Treasury Bill (z)	0.08	08/09/2012	615,000,000	614,988,222
U.S. Treasury Bill (z)	0.09	08/30/2012	500,000,000	499,965,112
U.S. Treasury Bill (z)	0.09	09/13/2012	582,750,000	582,685,361
U.S. Treasury Bill (z)	0.09	10/11/2012	590,000,000	589,888,224
U.S. Treasury Bill (z)	0.09	09/27/2012	600,000,000	599,913,946
U.S. Treasury Bill (z)	0.09	10/25/2012	650,000,000	649,857,583
U.S. Treasury Bill (z)	0.10	10/18/2012	653,540,000	653,410,166
U.S. Treasury Bill (z)	0.10	08/16/2012	649,180,000	649,153,627
U.S. Treasury Bill (z)	0.10	09/20/2012	700,000,000	699,905,208
U.S. Treasury Bill (z)	0.10	10/04/2012	700,000,000	699,872,911
U.S. Treasury Bill (z)	0.11	11/01/2012	700,000,000	699,810,108
U.S. Treasury Note	0.50	11/30/2012	173,000,000	173,191,947
U.S. Treasury Note	0.38	08/31/2012	140,000,000	140,028,667
U.S. Treasury Note	0.38	09/30/2012	40,000,000	40,015,278
U.S. Treasury Note	0.38	10/31/2012	40,000,000	40,022,079
U.S. Treasury Note	1.13	12/15/2012	120,000,000	120,424,617
U.S. Treasury Note	1.38	09/15/2012	165,000,000	165,246,791
U.S. Treasury Note	1.38	10/15/2012	25,000,000	25,061,268
U.S. Treasury Note	1.38	11/15/2012	245,000,000	245,865,288
U.S. Treasury Note	1.38	01/15/2013	65,000,000	65,352,077
U.S. Treasury Note	1.75	08/15/2012	135,000,000	135,084,655
U.S. Treasury Note	3.38	11/30/2012	26,000,000	26,276,849
U.S. Treasury Note	3.88	10/31/2012	25,000,000	25,231,540
U.S. Treasury Note	4.13	08/31/2012	9,500,000	9,530,768
U.S. Treasury Note	4.25	09/30/2012	160,000,000	161,077,187

Total Treasury Debt (Cost $10,043,769,451)				10,043,769,451

Total Investments in Securities
(Cost $10,043,769,451) *	107.47%	10,043,769,451
Other Assets and Liabilities, Net	(7.47)	(698,234,834)

Total Net Assets	100.00%	$9,345,534,617

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of Assets and Liabilities—July 31, 2012 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$10,043,769,451
Cash	8,955
Receivable for Fund shares sold	1,450,093
Receivable for interest	6,275,517
Receivable from adviser	2,644,072
Prepaid expenses and other assets	84,626

Total assets	10,054,232,714

Liabilities
Payable for investments purchased	699,810,108
Payable for Fund shares redeemed	5,306,365
Distribution fees payable	128,054
Due to other related parties	1,388,473
Accrued expenses and other liabilities	2,065,097

Total liabilities	708,698,097

Total net assets	$9,345,534,617

NET ASSETS CONSIST OF
Paid-in capital	$9,345,431,739
Overdistributed net investment income	(5,010)
Accumulated net realized gains on investments	107,888

Total net assets	$9,345,534,617

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$237,101,585
Shares outstanding – Class A	237,087,323
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,620,668,888
Shares outstanding – Administrator Class	1,620,662,142
Net asset value per share – Administrator Class	$1.00
Net assets – Service Class	$7,059,176,546
Shares outstanding – Service Class	7,058,582,593
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$428,587,598
Shares outstanding – Sweep Class	428,588,386
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Investment income
Interest	$3,790,138

Expenses
Advisory fee	12,963,050
Administration fees
Fund level	2,193,691
Class A	250,576
Administrator Class	869,381
Service Class	4,455,081
Sweep Class	420,402
Shareholder servicing fees
Class A	240,616
Administrator Class	849,401
Service Class	9,165,703
Sweep Class	477,730
Distribution fees
Sweep Class	668,822
Custody and accounting fees	227,800
Professional fees	22,730
Registration fees	50,931
Shareholder report expenses	20,652
Trustees’ fees and expenses	3,449
Other fees and expenses	93,738

Total expenses	32,973,753
Less: Fee waivers and/or expense reimbursements	(29,183,615)

Net expenses	3,790,138

Net investment income	0

Net realized gains on investments	108,357

Net increase in net assets resulting from operations	$108,357

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$0		$949,549
Net realized gains on investments		108,357		633,449

Net increase in net assets resulting from operations		108,357		1,582,998

Distributions to shareholders from
Net investment income
Class A		0		(19,382)
Administrator Class		0		(117,917)
Service Class		0		(793,445)
Sweep Class		0		(18,805)
Net realized gains
Class A		0		(14,373)
Administrator Class		0		(105,018)
Service Class		0		(503,314)
Sweep Class		0		(17,440)

Total distributions to shareholders		0		(1,589,694)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	95,379,995	95,379,995	273,877,092	273,877,092
Administrator Class	1,650,237,809	1,650,237,809	3,919,579,326	3,919,579,326
Service Class	14,460,372,648	14,460,372,648	34,746,578,862	34,746,578,862
Sweep Class	1,868,450,983	1,868,450,983	2,446,887,644	2,446,887,644

		18,074,441,435		41,386,922,924

Reinvestment of distributions
Class A	0	0	31,066	31,066
Administrator Class	0	0	112,703	112,703
Service Class	0	0	529,017	529,017
Sweep Class	0	0	36,245	36,245

		0		709,031

Payment for shares redeemed
Class A	(88,863,017)	(88,863,017)	(268,823,265)	(268,823,265)
Administrator Class	(1,666,358,038)	(1,666,358,038)	(2,945,750,306)	(2,945,750,306)
Service Class	(15,904,017,325)	(15,904,017,325)	(34,679,588,361)	(34,679,588,361)
Sweep Class	(1,749,139,046)	(1,749,139,046)	(2,250,291,605)	(2,250,291,605)

		(19,408,377,426)		(40,144,453,537)

Net increase (decrease) in net assets resulting from capital share transactions		(1,333,935,991)		1,243,178,418

Total increase (decrease) in net assets		(1,333,827,634)		1,243,171,722

Net assets
Beginning of period		10,679,362,251		9,436,190,529

End of period		$9,345,534,617		$10,679,362,251

Overdistributed net investment income		$(5,010)		$(5,010)

The accompanying notes are an integral part of these financial Statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	11

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.03%	0.74%	3.81%	4.29%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.69%	0.75%	0.80%	0.83%	0.83%	0.84%
Net expenses	0.08%	0.05%	0.14%	0.18%	0.58%	0.65%	0.65%
Net investment income	0.00%	0.01%	0.01%	0.01%	0.68%	3.75%	4.23%
Supplemental data
Net assets, end of period (000’s omitted)	$237,102	$230,582	$225,499	$272,399	$306,451	$298,220	$256,430

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Administrator Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	0.00	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	0.00	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.52%
Net expenses	0.08%	0.04%	0.14%
Net investment income	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,620,669	$1,636,769	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.03%	0.86%	3.97%	4.44%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.70%	0.73%	0.73%	0.73%	0.74%
Net expenses	0.08%	0.05%	0.14%	0.17%	0.46%	0.50%	0.50%
Net investment income	0.00%	0.01%	0.01%	0.01%	0.74%	3.85%	4.36%
Supplemental data
Net assets, end of period (000’s omitted)	$7,059,177	$8,502,741	$8,435,170	$8,161,612	$7,641,351	$6,039,209	$4,049,964

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00	0.00 [2]	0.00 [2]
Net realized on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	0.00	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	0.00	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%
Net expenses	0.08%	0.04%	0.14%
Net investment income	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$428,588	$309,270	$112,648

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	15

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2012, the Fund had $469 of current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	17

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2012, the advisory fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator Class, 0.50% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper U.S. Treasury Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Service Class. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Administrator Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211385 09-12 SA300/SAR300 07-12

Wells Fargo Advantage

California Municipal Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage California Municipal Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 1, 1992

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
9 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
9 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (SGCXX)	01/01/1992	0.00	0.02	0.56	1.03	0.63%	0.63%
Administrator Class (WCMXX)	06/30/2010	0.01	0.02	0.72	1.21	0.36%	0.30%
Institutional Class (WCTXX)	03/31/2008	0.01	0.02	0.73	1.22	0.24%	0.20%
Service Class (WFCXX)	11/08/1999	0.00	0.02	0.64	1.17	0.53%	0.45%
Sweep Class	06/30/2010	0.00	0.02	0.64	1.17	0.98%	0.98%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.47)%, (0.19)%, (0.08)%, (0.37)% and (0.82)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage California Municipal Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86	0.17%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86	0.17%
Institutional Class
Actual	$1,000.00	$1,000.08	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%
Service Class
Actual	$1,000.00	$1,000.05	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86	0.17%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$0.86	0.17%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations : 99.94%

California : 95.97%

Other Municipal Debt : 2.16%
Callifornia Series 2011A-2 (GO, Royal Bank of Canada LOC)	0.18%	10/03/2012	$5,000,000	$5,000,000
Los Angeles CA Schools Pooled Financing Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	10,000,000	10,057,630
Riverside County CA Teeter Financing Series B (Miscellaneous Revenue)	0.15	08/09/2012	4,900,000	4,900,000
San Diego County CA School District Series B-1 (Education Revenue)	2.00	01/31/2013	15,380,000	15,513,988
San Diego County CA School District Series B-2 (Education Revenue)	2.00	04/30/2013	5,440,000	5,508,740

				40,980,358

Variable Rate Demand Notes §: 93.81%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.13	07/01/2038	14,950,000	14,950,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.29	06/01/2029	4,120,000	4,120,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.13	09/01/2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	04/01/2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	07/15/2035	9,200,000	9,200,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.13	04/01/2036	6,660,000	6,660,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.13	04/01/2035	1,640,000	1,640,000
ABAG Finance Authority for Nonprofit Corporation California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.29	10/01/2034	13,985,000	13,985,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA Insured, FNMA LOC)	0.20	05/15/2035	1,535,000	1,535,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	03/15/2033	2,000,000	2,000,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	07/15/2033	6,000,000	6,000,000
Arcadia County CA United School District Series 2679 (Tax Revenue, FSA Insured)	0.16	08/01/2013	8,680,000	8,680,000
AustinTrust Bank of America Certificates Series 2008-3312 (GO, FSA-CR, NATL-RE Insured, Bank of America NA LIQ)	0.37	08/01/2032	6,920,000	6,920,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.12	04/01/2045	29,600,000	29,600,000
Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)	0.12	04/01/2047	9,400,000	9,400,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.13	04/01/2047	20,810,000	20,810,000
Bay Area Toll Authority California Toll Bridge Series D2 (Transportation Revenue, JPMorgan Chase Bank LOC)	0.12	04/01/2047	11,000,000	11,000,000
Branch Banking & Trust Municipal Trust Series 2049 (GO, FSA Insured, Branch Banking & Trust LIQ)	0.15	02/01/2027	9,540,000	9,540,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue, Bank of America NA LOC)	0.18%	10/01/2020	$25,330,000	$25,330,000
California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured , FNMA LIQ)	0.16	07/01/2027	7,255,000	7,255,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	07/01/2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.19	11/01/2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.19	09/01/2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.14	11/01/2040	28,610,000	28,610,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	12/15/2034	1,925,000	1,925,000
California CDA Health Facility Community Monterey Peninsula Series B (Health Revenue, U.S. Bank NA LOC)	0.14	06/01/2033	13,000,000	13,000,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.18	11/01/2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.13	12/01/2036	11,995,000	11,995,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.15	12/01/2034	200,000	200,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.16	08/01/2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	04/15/2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	10/15/2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	11/01/2040	10,620,000	10,620,000
California CDA MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.23	05/15/2018	22,950,000	22,950,000
California CDA MFHR PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.31	05/15/2018	1,300,000	1,300,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	05/15/2037	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.16	03/01/2031	24,160,000	24,160,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	08/01/2031	7,840,000	7,840,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	10/15/2030	6,440,000	6,440,000
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.39	08/01/2033	1,645,000	1,645,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	05/15/2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	05/01/2027	5,665,000	5,665,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, FSA Insured, Citibank NA LIQ) 144A	0.16	08/15/2032	12,825,000	12,825,000
California CDA Sutter Health Series 3102 (Health Revenue, Credit Suisse Bank LIQ) 144A	0.17	11/15/2048	25,422,423	25,422,423

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
California CDA Sutter Health Series 3108 (Health Revenue, AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.17%	08/15/2038	$6,000,000	$6,000,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.35	06/01/2036	1,145,000	1,145,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.16	11/01/2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	11/15/2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	11/15/2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	11/15/2035	3,605,000	3,605,000
California DWR Series 3019 (Water & Sewer Revenue, JPMorgan Chase Bank LIQ)	0.16	06/01/2016	4,885,000	4,885,000
California Educational Facilities Authority Stanford Unversity Series L (Education Revenue)	0.12	10/01/2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.16	11/01/2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.14	08/01/2039	13,790,000	13,790,000
California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)	0.17	02/01/2036	3,400,000	3,400,000
California HFA Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.17	08/01/2034	10,600,000	10,600,000
California HFFA Adventist Health System Series A (Health Revenue)	0.12	08/01/2021	5,000,000	5,000,000
California HFFA California Presbyterian Homes (Health Revenue, Union Bank NA LOC)	0.15	07/01/2034	31,345,000	31,345,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.14	03/01/2047	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.10	03/01/2047	8,500,000	8,500,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Bank of America NA LOC)	0.22	07/01/2035	500,000	500,000
California HFFA Series B (Health Revenue)	0.10	10/01/2042	9,075,000	9,075,000
California HFFA Series C (Health Revenue, Northern Trust Company LOC)	0.10	10/01/2040	8,000,000	8,000,000
California HFFA Series C (Health Revenue)	0.11	10/01/2042	18,500,000	18,500,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.14	07/01/2041	16,500,000	16,500,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.15	09/01/2036	2,865,000	2,865,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.14	11/01/2026	16,550,000	16,550,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.14	11/01/2026	13,145,000	13,145,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.14	12/01/2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.18	01/01/2037	2,150,000	2,150,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.13	06/01/2025	6,300,000	6,300,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.13	08/01/2037	20,700,000	20,700,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
California Municipal Finance Authority San Francisco Planning Project (IDR, Pacific Capital Bank NA LOC, FHLB LOC)	0.13%	12/01/2042	$6,935,000	$6,935,000
California PCFA Burney Forest Products Project Series A (Resource Recovery Revenue, Union Bank of California LOC)	0.14	09/01/2020	14,700,000	14,700,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank ACB LOC)	0.23	05/01/2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank ACB LOC)	0.23	11/01/2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.29	08/01/2018	10,100,000	10,100,000
California Refunding Branch Banking & Trust Company Municipal Trust Series 2000 (GO, FSA Insured, Branch Banking & Trust LIQ)	0.15	07/10/2027	17,130,000	17,130,000
California Scripps Health Series F (Health Revenue, Northern Trust Company LOC)	0.10	10/01/2031	4,030,000	4,030,000
California Series A Subseries A-1-1 (GO, Royal Bank of Canada LOC)	0.12	05/01/2040	40,425,000	40,425,000
California Series A Subseries A-1-2 (GO, Royal Bank of Canada LOC)	0.11	05/01/2040	17,150,000	17,150,000
California Series A-2 (GO, Bank of Montreal LOC)	0.12	05/01/2033	30,100,000	30,100,000
California Series A-3 (GO, Bank of Montreal LOC)	0.11	05/01/2033	12,550,000	12,550,000
California State Department of Veterans Affairs JPMorgan Chase PUTTER/DRIVER Trust Series 4160 (Miscellaneous Revenue) 144A	0.16	09/01/2016	5,045,000	5,045,000
California State Department of Water Resources JPMorgan Chase PUTTER/DRIVER Trust Series 4161 (Miscellaneous Revenue) 144A	0.16	12/01/2016	3,250,000	3,250,000
California Statewide CDA Sweep Loan Program Series A (Health Revenue, Citibank NA LOC)	0.16	08/01/2035	20,000,000	20,000,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	10/15/2026	1,755,000	1,755,000
Central Basin California Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.13	08/01/2037	12,315,000	12,315,000
Contra Costa CA Transportation Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-17 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.15	03/01/2034	35,985,000	35,985,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	02/01/2023	11,000,000	11,000,000
East Bay California MUD Water System Series A-1 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.11	06/01/2038	34,385,000	34,385,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue)	0.12	07/01/2023	17,600,000	17,600,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.13	07/01/2030	10,000	10,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.14	12/01/2013	2,170,000	2,170,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.13	08/01/2032	10,170,000	10,170,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.13	07/01/2035	16,430,000	16,430,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.35	06/01/2045	21,290,000	21,290,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured, Citibank NA LIQ)	0.60	06/01/2035	17,645,000	17,645,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.16%	03/01/2028	$6,620,000	$6,620,000
Irvine CA Improvement Bond Act 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.11	09/02/2032	14,515,000	14,515,000
Irvine CA Ranch Water District Series1991 (Water & Sewer Revenue)	0.10	08/01/2016	1,000,000	1,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	02/15/2031	6,100,000	6,100,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue, JPMorgan Chase Bank LIQ) 144A	0.21	11/15/2025	8,000,000	8,000,000
Los Angeles CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	12/15/2024	635,000	635,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.13	08/01/2033	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	12/15/2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.13	08/01/2038	10,000,000	10,000,000
Los Angeles CA International Airport JPMorgan Chase PUTTER/DRIVER Trust Series 4174 (Miscellaneous Revenue) 144A	0.21	11/15/2016	9,000,000	9,000,000
Los Angeles CA International Airport Royal Bank of Canada Municipal Products Incorporated Trust Series 0-30 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.13	05/15/2040	8,525,000	8,525,000
Los Angeles CA JPMorgan Chase PUTTER/DRIVER Trust Series 3930 (Miscellaneous Revenue) 144A	0.18	08/12/2012	9,450,000	9,450,000
Los Angeles CA JPMorgan Chase PUTTER/DRIVER Trust Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.18	08/12/2012	15,690,000	15,690,000
Los Angeles CA MFHR Mission Village Terrace Series D (Housing Revenue, NATL-RE Insured, JPMorgan Chase Bank LIQ)	0.16	06/01/2013	5,770,000	5,770,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.16	07/01/2027	3,540,000	3,540,000
Los Angeles CA Waste Water System Series G (Water & Sewer Revenue, Bank of America NA LOC)	0.18	06/01/2032	8,330,000	8,330,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank (West) FSB LOC)	0.15	08/15/2030	4,300,000	4,300,000
Los Rios CA Community College District Series 2972 (Tax Revenue, FSA Insured)	0.16	02/01/2013	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.16	10/01/2042	10,530,000	10,530,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.16	01/01/2031	29,105,000	29,105,000
Metropolitan Water District of Southern California JPMorgan Chase PUTTER/DRIVER Trust Series 3655Z (Water & Sewer Revenue) 144A	0.16	07/01/2017	6,685,000	6,685,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	09/15/2024	5,575,000	5,575,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Bank of Nova Scotia LOC)	0.13	09/01/2033	58,950,000	58,950,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured, JPMorgan Chase Bank LIQ) 144A	0.16	11/01/2015	10,585,000	10,585,000
Newport Beach CA Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.13	12/01/2040	12,500,000	12,500,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Oakland CA Joint Powers Financing Authority Revenue Series A (Housing Revenue, Citibank NA LOC)	0.30%	07/01/2033	$15,315,000	$15,315,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.14	03/01/2049	1,050,000	1,050,000
Ontario County CA Multi-Family (Housing Revenue, FHLMC Insured)	0.15	12/01/2035	9,200,000	9,200,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	11/15/2028	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Villas Aliento Series E Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	08/15/2028	3,140,000	3,140,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.24	04/01/2026	500,000	500,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.12	08/15/2031	7,000,000	7,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.18	03/01/2037	17,000,000	17,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	05/15/2034	9,150,000	9,150,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.19	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority River Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	08/01/2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	09/15/2036	5,205,000	5,205,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC)	0.14	08/15/2041	14,600,000	14,600,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	05/01/2026	7,000,000	7,000,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	05/15/2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	02/15/2027	1,500,000	1,500,000
San Diego CA Community Colledge District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.13	08/01/2019	4,100,000	4,100,000
San Diego County CA Burnham Institute (Miscellaneous Revenue, Bank of America NA LOC)	0.23	11/01/2030	3,490,000	3,490,000
San Diego County CA Housing Authority Multi-Family Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.19	10/01/2039	5,315,000	5,315,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.13	04/01/2038	46,230,000	46,230,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured, JPMorgan Chase Bank LIQ)	0.16	05/01/2013	1,545,000	1,545,000
San Francisco CA City & County Airports Commission Second Series 36C (Airport Revenue, U.S. Bank NA LOC)	0.15	05/01/2026	14,070,000	14,070,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, U.S. Bank NA LOC)	0.15%	05/01/2026	$12,310,000	$12,310,000
San Francisco CA City & County Public Utilities Commission JPMorgan Chase PUTTER/DRIVER Trust Series 4065Z (Water & Sewer Revenue, JPMorgan Chase Bank LIQ) 144A	0.16	11/01/2019	5,950,000	5,950,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue) 144A	0.23	11/01/2036	18,660,000	18,660,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.34	08/01/2032	2,640,000	2,640,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.19	08/01/2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	12/01/2017	47,500,000	47,500,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.34	11/01/2033	8,025,000	8,025,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	02/01/2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.18	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	09/15/2032	1,120,000	1,120,000
San Mateo County CA JPMorgan Chase PUTTER/DRIVER Trust Series 3903Z (Tax Revenue, NATL-RE Insured, JPMorgan Chase Bank LIQ) 144A	0.16	12/01/2027	5,000,000	5,000,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue, Sumitomo Mitsui Banking Corporation SPA)	0.13	04/01/2036	13,785,000	13,785,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue, State Street Bank & Trust Company SPA)	0.10	06/01/2026	24,655,000	24,655,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.11	06/01/2026	12,150,000	12,150,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.20	05/01/2040	3,120,000	3,120,000
Sonoma County CA JPMorgan Chase PUTTER/DRIVER Trust Series 4000 (Miscellaneous Revenue) 144A	0.18	10/25/2012	23,700,000	23,700,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.14	07/01/2036	18,315,000	18,315,000
Sweetwater CA Union High School District ROC RR-II-R-11484 (GO, FSA Insured, Citibank NA LIQ)	0.35	02/01/2013	10,100,000	10,100,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.16	07/01/2033	2,445,000	2,445,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	0.13	08/01/2037	18,000,000	18,000,000
Vallejo CA Housing Authority Multi-Family Mortgage Refunding (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	05/15/2022	885,000	885,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Health Revenue, U.S. Bank NA LOC)	0.13	06/01/2036	900,000	900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.15	12/01/2038	7,515,000	7,515,000

				1,783,047,423

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other : 0.64%

Variable Rate Demand Notes §: 0.64%
FHLMC Multi-Family Certificates (Housing Revenue)	0.21%	11/15/2034	$10,105,995	$10,105,995
FHLMC Multi-Family Certificates (Housing Revenue)	0.21	08/15/2045	2,043,191	2,043,191

				12,149,186

Puerto Rico : 3.33%

Variable Rate Demand Notes §: 3.33%
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Transportation Revenue, AGC-ICC, CIFG Insured, Morgan Stanley Bank LIQ)	0.23	07/01/2041	26,760,000	26,760,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Bank of Nova Scotia LOC)	0.12	07/01/2028	10,000,000	10,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue, Citibank NA LIQ) 144A	0.17	12/01/2047	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC-CR, FGIC Insured, Citibank NA LIQ) 144A	0.17	02/01/2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue, Credit Suisse Bank LIQ) 144A	0.17	08/01/2057	6,190,500	6,190,500

				63,200,500

Total Municipal Obligations (Cost $1,899,377,467)				1,899,377,467

Total Investments in Securities
(Cost $1,899,377,467)*	99.94%	1,899,377,467
Other Assets and Liabilities, Net	0.06	1,215,552

Total Net Assets	100.00%	$1,900,593,019

§	These securities are subject to a demand feature which reduces the effective maturity.

144A  Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	15

Assets
Investments in unaffiliated securities, at amortized cost	$1,899,377,467
Cash	1,471
Receivable for investments sold	1,000,000
Receivable for Fund shares sold	120
Receivable for interest	564,760
Receivable from adviser	435,402

Total assets	1,901,379,220

Liabilities
Dividends payable	7,628
Payable for Fund shares redeemed	30
Distribution fees payable	29,857
Due to other related parties	365,469
Shareholder servicing fees payable	265,193
Accrued expenses and other liabilities	118,024

Total liabilities	786,201

Total net assets	$1,900,593,019

NET ASSETS CONSIST OF
Paid-in capital	$1,900,508,984
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	84,187

Total net assets	$1,900,593,019

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$993,254,543
Shares outstanding – Class A	993,216,159
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,042
Shares outstanding – Administrator Class	100,038
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$715,462,025
Shares outstanding – Institutional Class	715,417,270
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$98,478,610
Shares outstanding – Service Class	98,476,667
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$93,297,799
Shares outstanding – Sweep Class	93,287,381
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$1,841,727

Expenses
Advisory fee	1,012,735
Administration fees
Fund level	506,367
Class A	1,138,548
Administrator Class	49
Institutional Class	312,441
Service Class	62,329
Sweep Class	115,912
Shareholder servicing fees
Class A	1,291,153
Administrator Class	49
Service Class	127,412
Sweep Class	131,718
Distribution fees
Sweep Class	184,404
Custody and accounting fees	56,167
Professional fees	15,992
Registration fees	8,843
Shareholder report expenses	28,112
Trustees’ fees and expenses	4,841
Other fees and expenses	44,545

Total expenses	5,041,617
Less: Fee waivers and/or expense reimbursements	(3,325,596)

Net expenses	1,716,021

Net investment income	125,706

Net realized gains on investments	81,385

Net increase in net assets resulting from operations	$207,091

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage California Municipal Money Market Fund	17

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$125,706		$358,514
Net realized gains on investments		81,385		147,183

Net increase in net assets resulting from operations		207,091		505,697

Distributions to shareholders from
Net investment income
Class A		(51,893)		(130,513)
Administrator Class		(5)		(11)
Institutional Class		(63,316)		(190,269)
Service Class		(5,209)		(10,885)
Sweep Class		(5,283)		(26,836)
Net realized gains
Class A		0		(67,718)
Administrator Class		0		(6)
Institutional Class		0		(50,466)
Service Class		0		(6,958)
Sweep Class		0		(8,645)

Total distributions to shareholders		(125,706)		(492,307)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	550,837,566	550,837,566	1,829,259,476	1,829,259,476
Institutional Class	943,727,110	943,727,110	2,448,893,444	2,448,893,444
Service Class	68,631,316	68,631,316	133,322,261	133,322,261
Sweep Class	897,014	897,014	607,512,369	607,512,369

		1,564,093,006		5,018,987,550

Reinvestment of distributions
Class A	49,018	49,018	187,924	187,924
Administrator Class	5	5	17	17
Institutional Class	8,827	8,827	29,683	29,683
Service Class	2,902	2,902	10,362	10,362
Sweep Class	5,283	5,283	35,481	35,481

		66,035		263,467

Payment for shares redeemed
Class A	(685,995,099)	(685,995,099)	(2,188,008,598)	(2,188,008,598)
Institutional Class	(1,113,097,949)	(1,113,097,949)	(2,395,240,429)	(2,395,240,429)
Service Class	(76,388,998)	(76,388,998)	(128,403,873)	(128,403,873)
Sweep Class	(28,517,103)	(28,517,103)	(889,485,688)	(889,485,688)

		(1,903,999,149)		(5,601,138,588)

Net decrease in net assets resulting from capital share transactions		(339,840,108)		(581,887,571)

Total decrease in net assets		(339,758,723)		(581,874,181)

Net assets
Beginning of period		2,240,351,742		2,822,225,923

End of period		$1,900,593,019		$2,240,351,742

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00	(0.00)	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.02%	1.22%	2.85%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.63%	0.69%	0.87%	0.85%	0.83%	0.84%
Net expenses	0.17%	0.16%	0.32%	0.44%	0.66%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.19%	2.79%	2.81%
Supplemental data
Net assets, end of period (000’s omitted)	$993,255	$1,128,321	$1,486,876	$1,948,313	$3,291,922	$3,837,463	$3,064,445

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Administrator Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.37%
Net expenses	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000’s omitted)	$100	$100	$100

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Institutional Class	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
		2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	(0.00)	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	0.00	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.28%	0.48%	0.46%
Net expenses	0.16%	0.14%	0.20%	0.24%	0.22%
Net investment income	0.02%	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000’s omitted)	$715,462	$884,793	$831,108	$236,353	$370,572

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00	(0.00)	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.06%	1.42%	3.05%	3.06%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.62%	0.77%	0.75%	0.73%	0.73%
Net expenses	0.17%	0.15%	0.32%	0.38%	0.47%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.07%	1.43%	2.94%	3.01%
Supplemental data
Net assets, end of period (000’s omitted)	$98,479	$106,229	$101,301	$397,508	$709,029	$970,945	$500,024

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%
Net expenses	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$93,298	$120,909	$402,840

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	25

Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

26	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

30	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

Fund Performance and Expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Lipper California Tax-Exempt Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were equal to or in range of the Fund’s Expense Group’s median net operating expense ratios, except for Class A, Service Class and Sweep Class.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment Advisory and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was equal to, in range of or lower than the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group, except for Class A and Sweep Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	31

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of Scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other Benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other Factors and Broader Review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage California Municipal Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211386 09-12 SA301/SAR301 07-12

Wells Fargo Advantage

Cash Investment Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012 , unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 14, 1987

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
26 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
45 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (WFAXX)	07/31/2003	0.00	0.01	1.04	1.83	0.35%	0.35%
Institutional Class (WFIXX)	10/14/1987	0.02	0.05	1.14	1.97	0.23%	0.20%
Select Class (WFQXX)	06/29/2007	0.06	0.12	1.21	2.00	0.19%	0.13%
Service Class (NWIXX)	10/14/1987	0.00	0.01	0.96	1.73	0.52%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Administrator Class	Institutional Class	Select Class	Service Class
7-Day Current Yield	0.01%	0.09%	0.16%	0.01%
7-Day Compound Yield	0.01%	0.09%	0.16%	0.01%
30-Day Simple Yield	0.01%	0.08%	0.15%	0.01%
30-Day Compound Yield	0.01%	0.08%	0.15%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.05)%, 0.06%, 0.10% and (0.22)% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%
Institutional Class
Actual	$1,000.00	$1,000.23	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%
Select Class
Actual	$1,000.00	$1,000.57	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit: 20.21%
Banco Del Estado De Chile	0.27%	08/13/2012	$40,000,000	$40,000,000
Banco Del Estado De Chile	0.44	08/08/2012	40,000,000	40,000,000
Bank of Montreal	0.19	08/01/2012	34,000,000	34,000,000
Bank of Montreal	0.20	08/20/2012	46,000,000	45,999,879
Bank of Montreal	0.21	08/21/2012	65,000,000	65,000,000
Bank of Montreal	0.23	09/20/2012	84,000,000	84,000,000
Bank of Nova Scotia	0.21	09/12/2012	14,000,000	14,000,000
Bank of Nova Scotia ±	0.30	10/18/2012	20,000,000	20,000,000
Bank of Nova Scotia	0.72	08/09/2012	7,000,000	7,000,762
Bank of Tokyo-Mitsubishi LLC	0.18	08/06/2012	125,000,000	125,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/24/2012	57,000,000	57,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/29/2012	49,000,000	49,000,000
Bank of Tokyo-Mitsubishi LLC	0.35	08/03/2012	30,000,000	30,000,250
Barclays Bank plc ±	0.92	03/15/2013	149,000,000	149,000,000
Canadian Imperial Bank ±	0.77	06/03/2013	12,000,000	12,031,147
Citibank NA	0.52	08/09/2012	115,000,000	115,000,000
Citibank NA	0.52	08/13/2012	53,000,000	53,000,000
DNB Nor Bank ASA	0.31	09/13/2012	60,000,000	60,000,000
National Australia Bank Limited ±	0.35	08/16/2012	60,000,000	60,004,218
National Australia Bank Limited	0.40	08/21/2012	64,000,000	64,007,098
National Bank of Kuwait	0.18	08/01/2012	92,000,000	92,000,000
Nordea Bank plc	0.87	09/13/2012	48,400,000	48,405,853
Norinchukin Bank	0.17	08/03/2012	118,000,000	118,000,000
Norinchukin Bank	0.20	08/24/2012	70,000,000	70,000,000
Oversea-Chinese Banking Corporation Limited	0.23	09/05/2012	11,000,000	11,000,000
Oversea-Chinese Banking Corporation Limited	0.25	08/02/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/04/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/24/2012	11,000,000	11,000,000
Oversea-Chinese Banking Corporation Limited	0.27	09/28/2012	10,000,000	10,000,000
Royal Bank of Canada ±	0.50	07/26/2013	75,000,000	75,000,000
Royal Bank of Canada ±	0.74	12/17/2012	53,000,000	53,000,000
Skandinaviska Enskilda Banken AG	0.50	10/15/2012	108,000,000	108,000,000
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	193,000,000	193,000,000
Skandinaviska Enskilda Banken AG	0.75	10/12/2012	16,000,000	16,006,686
Standard Chartered Bank ±	0.68	03/04/2013	124,000,000	124,000,000
State Street Bank & Trust	0.17	08/14/2012	115,000,000	115,000,000
State Street Bank & Trust	0.19	08/17/2012	46,000,000	46,000,000
State Street Bank & Trust	0.25	09/17/2012	46,000,000	46,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/01/2012	90,000,000	90,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/02/2012	118,000,000	118,000,000
Sumitomo Mitsui Banking Corporation	0.34	08/08/2012	50,000,000	50,001,262
Svenska Handelsbanken	0.15	08/01/2012	150,000,000	150,000,000
Toronto-Dominion Bank	0.18	08/28/2012	33,000,000	33,000,000
Toronto-Dominion Bank	0.18	08/29/2012	60,000,000	60,000,000
Toronto-Dominion Bank ±	0.45	07/26/2013	36,000,000	36,000,000

Total Certificates of Deposit (Cost $2,847,457,155)				2,847,457,155

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper: 45.91%

Asset-Backed Commercial Paper: 22.57%
CAFCO LLC 144A (z)	0.75%	10/18/2012	$75,000,000	$74,878,125
Chariot Funding LLC 144A (z)	0.18	08/13/2012	30,000,000	29,998,200
Chariot Funding LLC 144A (z)	0.19	08/09/2012	10,000,000	9,999,578
Chariot Funding LLC 144A (z)	0.21	09/12/2012	35,000,000	34,991,425
Charta LLC 144A (z)	0.75	10/18/2012	75,000,000	74,878,125
Collateralized Commercial Paper Company LLC (z)	0.35	09/25/2012	75,000,000	74,959,896
Collateralized Commercial Paper Company LLC (z)	0.35	10/24/2012	182,000,000	181,851,367
Fairway Finance Corporation 144A (z)	0.18	08/10/2012	6,000,000	5,999,730
Fairway Finance Corporation 144A (z)	0.19	08/16/2012	5,000,000	4,999,604
Fairway Finance Corporation 144A (z)	0.20	09/05/2012	20,018,000	20,014,108
Fairway Finance Corporation 144A (z)	0.21	10/02/2012	20,027,000	20,019,757
Gotham Funding Corporation 144A (z)	0.21	08/09/2012	7,000,000	6,999,673
Gotham Funding Corporation 144A (z)	0.20	08/30/2012	6,000,000	5,998,985
Gotham Funding Corporation 144A (z)	0.21	08/13/2012	20,000,000	19,998,600
Gotham Funding Corporation 144A (z)	0.21	08/22/2012	32,000,000	31,996,081
Gotham Funding Corporation 144A (z)	0.21	08/01/2012	18,000,000	18,000,000
Gotham Funding Corporation 144A (z)	0.21	08/08/2012	50,000,000	49,997,959
Gotham Funding Corporation 144A (z)	0.21	08/10/2012	32,000,000	31,998,320
Gotham Funding Corporation 144A (z)	0.21	08/17/2012	16,000,000	15,998,507
Gotham Funding Corporation 144A (z)	0.21	08/23/2012	36,000,000	35,995,380
Gotham Funding Corporation 144A (z)	0.21	08/24/2012	15,000,000	14,997,988
Gotham Funding Corporation 144A (z)	0.21	08/29/2012	49,000,000	48,991,997
Jupiter Securitization Company LLC 144A (z)	0.18	08/13/2012	45,000,000	44,997,300
Jupiter Securitization Company LLC 144A (z)	0.21	08/27/2012	20,000,000	19,996,967
Jupiter Securitization Company LLC 144A (z)	0.21	09/12/2012	35,000,000	34,991,425
Legacy Capital Company 144A (z)	0.60	08/13/2012	27,000,000	26,994,600
Legacy Capital Company 144A (z)	0.60	08/14/2012	27,000,000	26,994,150
Lexington Parker Capital Company LLC 144A (z)	0.60	08/13/2012	27,000,000	26,994,600
Lexington Parker Capital Company LLC 144A (z)	0.60	08/14/2012	27,000,000	26,994,150
Liberty Funding LLC 144A (z)	0.19	08/01/2012	12,000,000	12,000,000
Liberty Funding LLC 144A (z)	0.19	08/15/2012	34,000,000	33,997,488
Liberty Funding LLC 144A (z)	0.19	08/16/2012	50,000,000	49,996,042
Liberty Funding LLC 144A (z)	0.19	08/17/2012	55,000,000	54,995,356
Liberty Funding LLC 144A (z)	0.19	08/24/2012	30,000,000	29,996,358
Liberty Funding LLC 144A (z)	0.19	08/28/2012	75,000,000	74,989,313
Liberty Funding LLC 144A (z)	0.21	08/13/2012	22,000,000	21,998,460
Liberty Funding LLC 144A (z)	0.23	10/26/2012	17,000,000	16,990,659
Market Street Funding Corporation 144A (z)	0.23	08/27/2012	10,000,000	9,998,339
Market Street Funding Corporation 144A (z)	0.26	10/03/2012	20,000,000	19,990,900
Market Street Funding Corporation 144A (z)	0.26	10/16/2012	10,000,000	9,994,511
Market Street Funding Corporation 144A (z)	0.26	10/17/2012	24,000,000	23,986,653
Market Street Funding Corporation 144A (z)	0.26	10/18/2012	12,000,000	11,993,240
MetLife Short Term Funding 144A (z)	0.20	08/01/2012	27,000,000	27,000,000
MetLife Short Term Funding 144A (z)	0.20	09/24/2012	17,000,000	16,994,900
MetLife Short Term Funding 144A (z)	0.21	09/12/2012	10,000,000	9,997,550
MetLife Short Term Funding 144A (z)	0.21	08/06/2012	10,000,000	9,999,708
MetLife Short Term Funding 144A (z)	0.21	08/07/2012	30,000,000	29,998,950
MetLife Short Term Funding 144A (z)	0.21	08/02/2012	30,000,000	29,999,825

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding 144A (z)	0.22%	10/04/2012	$11,000,000	$10,995,698
MetLife Short Term Funding 144A (z)	0.22	08/15/2012	23,000,000	22,998,032
MetLife Short Term Funding 144A (z)	0.23	10/02/2012	10,000,000	9,996,039
MetLife Short Term Funding 144A (z)	0.24	10/24/2012	33,000,000	32,981,520
MetLife Short Term Funding 144A (z)	0.25	10/09/2012	10,000,000	9,995,208
MetLife Short Term Funding 144A (z)	0.25	09/05/2012	6,000,000	5,998,542
MetLife Short Term Funding 144A (z)	0.25	09/06/2012	26,000,000	25,993,500
MetLife Short Term Funding 144A (z)	0.25	10/15/2012	10,000,000	9,994,792
MetLife Short Term Funding 144A (z)	0.25	10/25/2012	13,000,000	12,992,326
Old Line Funding LLC 144A (z)	0.18	08/13/2012	19,000,000	18,998,860
Old Line Funding LLC 144A (z)	0.18	08/15/2012	26,000,000	25,998,180
Old Line Funding LLC 144A (z)	0.18	08/20/2012	26,000,000	25,997,530
Old Line Funding LLC 144A (z)	0.19	08/27/2012	30,000,000	29,995,883
Regency Markets No.1 LLC 144A (z)	0.23	08/28/2012	35,000,000	34,993,963
Salisbury Receivables Company 144A (z)	0.22	08/28/2012	10,000,000	9,998,350
Salisbury Receivables Company 144A (z)	0.22	08/30/2012	20,000,000	19,996,456
Salisbury Receivables Company 144A (z)	0.23	08/14/2012	18,000,000	17,998,505
Salisbury Receivables Company 144A (z)	0.23	08/17/2012	9,000,000	8,999,080
Salisbury Receivables Company 144A (z)	0.23	08/22/2012	15,000,000	14,997,988
Salisbury Receivables Company 144A (z)	0.24	09/10/2012	11,000,000	10,997,067
Salisbury Receivables Company 144A (z)	0.27	09/25/2012	17,000,000	16,992,988
Salisbury Receivables Company 144A (z)	0.27	09/26/2012	19,000,000	18,992,020
Salisbury Receivables Company 144A (z)	0.27	09/27/2012	13,000,000	12,994,443
Salisbury Receivables Company 144A (z)	0.28	09/06/2012	10,000,000	9,997,200
Salisbury Receivables Company 144A (z)	0.28	09/13/2012	26,000,000	25,991,436
Salisbury Receivables Company 144A (z)	0.32	08/29/2012	10,000,000	9,997,511
Salisbury Receivables Company 144A (z)	0.34	10/04/2012	7,000,000	6,995,769
Sheffield Receivables Corporation 144A (z)	0.22	08/29/2012	10,000,000	9,998,289
Solitaire Funding LLC 144A (z)	0.23	08/28/2012	105,000,000	104,981,888
Solitaire Funding LLC 144A (z)	0.30	08/01/2012	14,000,000	14,000,000
Solitaire Funding LLC 144A (z)	0.30	08/06/2012	22,000,000	21,999,083
Solitaire Funding LLC 144A (z)	0.30	08/08/2012	23,000,000	22,998,658
Solitaire Funding LLC 144A (z)	0.30	08/15/2012	40,000,000	39,995,333
Straight-A Funding LLC 144A (z)	0.18	08/14/2012	5,000,000	4,999,675
Straight-A Funding LLC 144A (z)	0.18	08/17/2012	16,000,000	15,998,720
Straight-A Funding LLC 144A (z)	0.18	08/30/2012	50,000,000	49,992,750
Straight-A Funding LLC 144A (z)	0.18	09/05/2012	10,000,000	9,998,250
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	7,000,000	6,997,795
Straight-A Funding LLC 144A (z)	0.18	10/10/2012	10,000,000	9,996,500
Straight-A Funding LLC 144A (z)	0.18	10/15/2012	122,000,000	121,954,250
Straight-A Funding LLC 144A (z)	0.18	10/17/2012	25,000,000	24,990,375
Straight-A Funding LLC 144A (z)	0.18	10/18/2012	111,000,000	110,956,710
Surrey Funding Corporation 144A (z)	0.22	08/28/2012	10,000,000	9,998,350
Surrey Funding Corporation 144A (z)	0.22	08/17/2012	12,000,000	11,998,827
Surrey Funding Corporation 144A (z)	0.28	09/17/2012	7,000,000	6,997,441
Surrey Funding Corporation 144A (z)	0.28	09/18/2012	15,000,000	14,994,400
Sydney Capital Corporation 144A (z)	0.30	08/13/2012	25,000,000	24,997,500
Sydney Capital Corporation 144A (z)	0.30	09/21/2012	28,000,000	27,988,100
Sydney Capital Corporation 144A (z)	0.30	09/13/2012	22,000,000	21,992,117
Sydney Capital Corporation 144A (z)	0.30	09/14/2012	29,000,000	28,989,366

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Sydney Capital Corporation 144A (z)	0.30%	10/03/2012	$20,000,000	$19,989,500
Thunder Bay Funding LLC 144A (z)	0.18	08/08/2012	38,000,000	37,998,670
Thunder Bay Funding LLC 144A (z)	0.18	08/14/2012	23,000,000	22,998,505
Thunder Bay Funding LLC 144A (z)	0.19	08/27/2012	20,000,000	19,997,256
Thunder Bay Funding LLC 144A (z)	0.19	09/04/2012	28,032,000	28,026,970
Thunder Bay Funding LLC 144A (z)	0.20	08/20/2012	45,000,000	44,995,461
Victory Receivables 144A (z)	0.21	08/02/2012	27,100,000	27,099,842
Victory Receivables 144A (z)	0.21	08/03/2012	7,000,000	6,999,918
Victory Receivables 144A (z)	0.21	08/08/2012	19,000,000	18,999,224
Victory Receivables 144A (z)	0.21	08/09/2012	20,000,000	19,999,067
Victory Receivables 144A (z)	0.21	08/13/2012	36,000,000	35,997,480
Victory Receivables 144A (z)	0.21	08/14/2012	16,996,000	16,994,711
Victory Receivables 144A (z)	0.21	08/16/2012	30,000,000	29,997,375
Victory Receivables 144A (z)	0.21	08/23/2012	43,000,000	42,994,482
Victory Receivables 144A (z)	0.21	08/15/2012	34,031,000	34,028,221
Victory Receivables 144A (z)	0.21	08/17/2012	50,000,000	49,995,333
Victory Receivables 144A (z)	0.21	08/24/2012	14,000,000	13,998,122
White Point Funding Incorporated 144A (z)	0.52	10/22/2012	7,000,000	6,991,709
White Point Funding Incorporated 144A (z)	0.57	08/20/2012	5,000,000	4,998,496

				3,180,238,454

Financial Company Commercial Paper: 18.87%
ANZ National Limited 144A(z)	0.28	09/20/2012	48,000,000	47,981,333
ANZ National Limited 144A(z)	0.22	08/02/2012	23,000,000	22,999,859
ANZ National Limited 144A(z)	0.22	08/10/2012	41,000,000	40,997,745
ANZ National Limited 144A(z)	0.29	09/25/2012	50,000,000	49,977,847
ANZ National Limited 144A(z)	0.29	10/02/2012	43,000,000	42,978,524
ASB Finance Limited ±144A	0.54	02/25/2013	56,000,000	56,000,000
ASB Finance Limited ±144A	0.64	04/08/2013	37,000,000	37,000,000
Axis Bank Limited (z)	0.60	08/13/2012	76,000,000	75,984,800
Banco De Chile 144A(z)	0.66	09/25/2012	13,000,000	12,986,892
Banco De Chile 144A(z)	0.67	08/06/2012	4,000,000	3,999,628
Banco De Chile 144A(z)	0.67	08/23/2012	9,000,000	8,996,315
Banco De Chile 144A(z)	0.67	08/28/2012	18,000,000	17,990,955
Banco De Chile 144A(z)	0.67	08/08/2012	12,000,000	11,998,437
Banco De Chile 144A(z)	0.70	09/06/2012	5,000,000	4,996,500
Barclays Bank plc 144A(z)	0.24	08/20/2012	61,000,000	60,992,273
BNZ International Funding Limited 144A(z)	0.24	08/03/2012	9,500,000	9,499,876
BNZ International Funding Limited 144A(z)	0.28	09/12/2012	14,000,000	13,995,427
BNZ International Funding Limited 144A(z)	0.28	09/14/2012	12,000,000	11,995,893
BNZ International Funding Limited 144A(z)	0.53	02/28/2013	11,000,000	11,000,075
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	08/07/2012	35,000,000	34,998,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	08/16/2012	30,000,000	29,997,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	08/17/2012	35,000,000	34,997,200
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	08/20/2012	45,000,000	44,995,488
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/08/2012	48,000,000	47,998,134
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/09/2012	20,000,000	19,999,111
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/10/2012	13,000,000	12,999,350
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	08/03/2012	13,000,000	12,999,848

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.22%	10/16/2012	$12,000,000	$11,994,427
Caisse Centrale Desjardins du Quebec 144A(z)	0.25	09/04/2012	28,000,000	27,993,389
Commonwealth Bank of Australia 144A(z)	0.00	10/03/2012	26,000,000	25,991,355
Commonwealth Bank of Australia 144A(z)	0.19	08/01/2012	40,475,000	40,475,000
DBS Bank Limited 144A(z)	0.22	09/04/2012	20,000,000	19,995,844
DBS Bank Limited 144A(z)	0.23	08/02/2012	20,000,000	19,999,872
DBS Bank Limited 144A(z)	0.25	08/20/2012	53,000,000	52,993,007
DBS Bank Limited 144A(z)	0.25	08/30/2012	12,000,000	11,997,583
DBS Bank Limited 144A(z)	0.26	09/07/2012	11,000,000	10,997,061
DBS Bank Limited 144A(z)	0.26	09/13/2012	27,000,000	26,991,615
DBS Bank Limited 144A(z)	0.26	10/01/2012	10,000,000	9,995,594
DBS Bank Limited 144A(z)	0.26	10/25/2012	65,000,000	64,960,097
DBS Bank Limited 144A(z)	0.26	10/29/2012	20,000,000	19,987,144
DBS Bank Limited 144A(z)	0.27	10/05/2012	53,000,000	52,974,758
DNB Nor Bank ASA 144A(z)	0.31	09/11/2012	57,000,000	56,979,876
ICICI Bank Limited (z)	0.64	09/10/2012	28,000,000	27,980,089
JPMorgan Chase & Company (z)	0.28	10/30/2012	90,000,000	89,937,000
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.21	08/02/2012	26,100,000	26,099,848
National Australia Funding Corporation 144A(z)	0.18	08/07/2012	88,000,000	87,997,323
Nationwide Building Society 144A(z)	0.55	10/01/2012	25,000,000	24,976,701
Nationwide Building Society 144A(z)	0.58	10/12/2012	25,000,000	24,971,000
Nordea North America (z)	0.30	09/07/2012	68,000,000	67,979,033
Oversea-Chinese Banking Corporation Limited (z)	0.23	09/18/2012	38,000,000	37,988,347
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/17/2012	44,000,000	43,995,112
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/22/2012	20,000,000	19,997,083
Oversea-Chinese Banking Corporation Limited (z)	0.26	09/06/2012	5,000,000	4,998,700
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	4,000,000	3,999,856
Oversea-Chinese Banking Corporation Limited (z)	0.27	09/26/2012	49,000,000	48,979,964
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/29/2012	10,000,000	9,997,900
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/30/2012	9,000,000	8,998,043
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/11/2012	23,000,000	22,987,753
Oversea-Chinese Banking Corporation Limited (z)	0.30	09/10/2012	7,550,000	7,547,483
Oversea-Chinese Banking Corporation Limited (z)	0.32	10/09/2012	21,000,000	20,988,078
Principal Life Insurance 144A(z)	0.20	08/03/2012	5,000,000	4,999,944
Principal Life Insurance 144A(z)	0.20	08/06/2012	12,000,000	11,999,667
Principal Life Insurance 144A(z)	0.20	08/17/2012	5,000,000	4,999,556
Suncorp Group Limited 144A(z)	0.45	09/13/2012	37,000,000	36,980,113
Suncorp Group Limited 144A(z)	0.45	09/10/2012	12,000,000	11,994,000
Suncorp Group Limited 144A(z)	0.45	09/12/2012	12,000,000	11,993,700
Suncorp Group Limited 144A(z)	0.45	09/17/2012	20,000,000	19,988,250
Suncorp Group Limited 144A(z)	0.46	08/20/2012	15,000,000	14,996,358
Suncorp Group Limited 144A(z)	0.46	08/09/2012	13,000,000	12,998,671
Suncorp Group Limited 144A(z)	0.47	08/02/2012	25,000,000	24,999,674
Swedbank (z)	0.30	08/08/2012	30,000,000	29,998,250
Swedbank (z)	0.30	08/09/2012	46,000,000	45,996,933
Swedbank (z)	0.30	08/10/2012	46,000,000	45,996,550
Swedbank (z)	0.33	09/18/2012	3,000,000	2,998,680
Swedbank (z)	0.42	08/29/2012	50,000,000	49,983,667
Swedbank (z)	0.42	09/10/2012	46,000,000	45,978,533
Swedbank (z)	0.42	09/11/2012	46,000,000	45,977,997

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Toyota Credit Canada Incorporated (z)	0.20%	09/25/2012	$14,000,000	$13,995,722
Toyota Credit Canada Incorporated (z)	0.20	09/26/2012	7,000,000	6,997,822
UOB Funding LLC (z)	0.21	08/27/2012	28,000,000	27,995,753
UOB Funding LLC (z)	0.25	09/13/2012	42,000,000	41,987,458
Westpac Banking Corporation 144A (z)	0.26	09/17/2012	23,000,000	22,992,182
Westpac Securities NZ Limited 144A (z)	0.30	09/17/2012	34,000,000	33,986,683
Westpac Securities NZ Limited 144A (z)	0.30	09/21/2012	40,000,000	39,983,000
Westpac Securities NZ Limited ± 144A	0.54	02/22/2013	58,000,000	58,000,000
Westpac Securities NZ Limited ± 144A	0.54	02/25/2013	35,000,000	35,000,000
Westpac Securities NZ Limited 144A	0.61	07/22/2013	53,000,000	53,000,000
Westpac Securities NZ Limited 144A	0.64	04/08/2013	63,000,000	63,008,838
Westpac Securities NZ Limited ± 144A	0.66	04/15/2013	23,000,000	23,008,172

				2,658,940,318

Other Commercial Paper: 4.47%
ACTS Retirement Life Communities Incorporated (z)	0.55	08/09/2012	13,700,000	13,698,325
CNPC Finance 144A (z)	0.38	09/17/2012	45,000,000	44,977,675
CNPC Finance 144A (z)	0.39	09/24/2012	21,000,000	20,987,715
CNPC Finance 144A (z)	0.42	08/21/2012	28,000,000	27,993,467
CNPC Finance 144A (z)	0.42	08/22/2012	28,000,000	27,993,140
CNPC Finance 144A (z)	0.42	08/27/2012	24,000,000	23,992,720
CNPC Finance 144A (z)	0.42	09/05/2012	11,000,000	10,995,508
CNPC Finance 144A (z)	0.42	08/02/2012	12,000,000	11,999,860
Coca-Cola Company 144A (z)	0.16	08/06/2012	16,000,000	15,999,644
Coca-Cola Company 144A (z)	0.16	08/07/2012	15,000,000	14,999,600
Coca-Cola Company 144A (z)	0.22	10/22/2012	29,000,000	28,985,468
General Electric Company (z)	0.15	08/21/2012	66,000,000	65,994,500
General Electric Company (z)	0.15	08/22/2012	66,000,000	65,994,225
Louis Dreyfus Commodities LLC (z)	0.42	08/01/2012	35,000,000	35,000,000
Louis Dreyfus Commodities LLC (z)	0.55	08/03/2012	7,000,000	6,999,786
Louis Dreyfus Commodities LLC (z)	0.55	08/06/2012	24,000,000	23,998,167
Toyota Motor Credit Corporation (z)	0.19	08/21/2012	80,000,000	79,991,556
Toyota Motor Credit Corporation (z)	0.20	08/24/2012	16,000,000	15,997,956
Toyota Motor Credit Corporation (z)	0.20	08/28/2012	55,000,000	54,991,750
Toyota Motor Credit Corporation (z)	0.20	08/29/2012	38,000,000	37,994,089

				629,585,151

Total Commercial Paper (Cost $6,468,763,923)				6,468,763,923

Government Agency Debt: 1.65%
FHLB ±	0.30	02/05/2013	27,500,000	27,494,284
FHLB ±	0.31	03/07/2013	42,000,000	41,992,379
FHLB ±	0.31	05/09/2013	8,000,000	7,998,123
FHLB ±	0.32	03/28/2013	42,000,000	41,994,246
FHLB ±	0.33	05/02/2013	20,000,000	19,996,944
FHLB ±	0.34	04/01/2013	37,000,000	37,000,000
FHLB ±	0.34	05/17/2013	41,000,000	41,000,000
FHLB ±	0.36	05/17/2013	15,000,000	15,000,000

Total Government Agency Debt (Cost $232,475,976)				232,475,976

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations: 23.24%

Alabama: 0.47%

Other Municipal Debt: 0.27%
Montgomery County (Tax Revenue)	0.18%	08/01/2012	$19,000,000	$19,000,000
Montgomery County (Tax Revenue)	0.18	08/02/2012	19,000,000	19,000,000

				38,000,000

Variable Rate Demand Notes §: 0.20%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11/15/2046	12,625,000	12,625,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.15	12/01/2043	16,000,000	16,000,000

				28,625,000

Alaska: 0.18%

Variable Rate Demand Notes §: 0.18%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC & LIQ)	0.13	12/01/2030	12,735,000	12,735,000
Valdez AK Marine Terminal Exxon Pipeline Project (IDR)	0.15	10/01/2025	12,000,000	12,000,000

				24,735,000

Arizona: 0.12%

Variable Rate Demand Notes §: 0.12%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	10/01/2029	11,500,000	11,500,000
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Citibank NA LOC)	0.20	07/01/2035	6,000,000	6,000,000

				17,500,000

California: 2.43%

Other Municipal Debt: 0.51%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.75	02/01/2013	2,000,000	2,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	8,000,000	8,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	7,000,000	7,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	09/17/2012	12,000,000	12,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 14 (Utilities Revenue)	0.20	09/10/2012	9,000,000	9,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 758 (Utilities Revenue)	0.19	08/02/2012	21,000,000	21,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	09/12/2012	5,317,000	5,317,000
State of California Series 11B5 (Tax Revenue)	0.18	08/17/2012	8,000,000	8,000,000

				72,317,000

Variable Rate Demand Notes §: 1.92%
California CDA Dublin Ranch Senior Apartments (Housing Revenue, FNMA LIQ)	0.14	12/15/2037	14,900,000	14,900,000
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	07/01/2047	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)	0.16%	07/01/2020	$18,000,000	$18,000,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.21	12/01/2036	5,550,000	5,550,000
California Series I (Health Revenue, Bank of America NA LOC)	0.22	07/01/2035	22,000,000	22,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.16	08/01/2031	14,000,000	14,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured & LIQ)	0.14	08/01/2018	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	10/01/2019	16,000,000	16,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.18	08/12/2012	18,700,000	18,700,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	7,265,000	7,265,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.20	02/01/2035	24,100,000	24,100,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured & LIQ)	0.14	12/01/2022	7,945,000	7,945,000
San Bernardino County CA COP Series B (Miscellaneous Revenue)	0.30	03/01/2017	12,297,000	12,297,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured & LIQ)	0.14	01/15/2035	8,500,000	8,500,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/07/2012	8,000,000	8,000,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3966 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	7,570,000	7,570,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank SPA)	0.14	04/01/2038	3,270,000	3,270,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.34	08/01/2032	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.21	12/01/2033	8,405,000	8,405,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.29	11/01/2041	2,000,000	2,000,000
San Francisco CA City & County Redevelopment Agency (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	06/15/2034	8,700,000	8,700,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured & LIQ)	0.19	09/15/2032	5,800,000	5,800,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/01/2045	5,000,000	5,000,000

				269,552,000

Colorado: 0.73%

Variable Rate Demand Notes §: 0.73%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.16	11/01/2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.16	05/01/2038	18,000,000	18,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	05/01/2050	34,415,000	34,415,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26%	11/15/2025	$9,000,000	$9,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	9,550,000	9,550,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	16,000,000	16,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.18	11/15/2025	10,000,000	10,000,000

				102,965,000

Connecticut: 0.33%

Variable Rate Demand Notes §: 0.33%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.15	05/15/2034	25,205,000	25,205,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.32	02/01/2026	21,800,000	21,800,000

				47,005,000

Delaware: 0.18%

Variable Rate Demand Notes §: 0.18%
Puttable Floating Option Taxable Notes Series TN (Tax Revenue) 144A	0.90	11/15/2012	15,755,000	15,755,000
Puttable Floating Option Taxable Notes Series TN (Tax Revenue) 144A	0.90	09/01/2034	10,000,000	10,000,000

				25,755,000

District of Columbia: 0.23%

Other Municipal Debt: 0.10%
District Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.20	09/17/2012	10,000,000	10,000,000
Metropolitan Washington DC Airports Authority Series 1-C (Airport Revenue)	0.21	08/14/2012	4,000,000	4,000,000

				14,000,000

Variable Rate Demand Notes §: 0.13%
District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.22	09/15/2029	11,000,000	11,000,000
District of Columbia TRAN PUTTER Series 4026 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	09/28/2012	7,400,000	7,400,000

				18,400,000

Florida: 0.38%

Variable Rate Demand Notes §: 0.38%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.15	03/01/2038	2,865,000	2,865,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LOC & LIQ) 144A	0.22	03/01/2021	14,990,000	14,990,000
JPMorgan Chase PUTTERS/DRIVER Trust Series 4172 (Lease Revenue) 144A	0.20	01/01/2020	4,000,000	4,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA)	0.14	07/01/2013	7,380,000	7,380,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.24%	06/01/2032	$14,520,000	$14,520,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2013	4,790,000	4,790,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2032	4,725,000	4,725,000

				53,270,000

Georgia: 0.19%

Variable Rate Demand Notes §: 0.19%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.50	10/01/2039	13,000,000	13,000,000
Richmond County GA Development Authority (Education Revenue)	0.17	07/01/2037	10,690,000	10,690,000
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.25	05/01/2020	3,000,000	3,000,000

				26,690,000

Illinois: 1.06%

Variable Rate Demand Notes §: 1.06%
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.14	05/01/2014	8,985,000	8,985,000
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17	11/01/2030	46,600,000	46,600,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	17,400,000	17,400,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.17	07/01/2041	10,000,000	10,000,000
Illinois Educational Facilities Authority Field Museum National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.27	11/01/2032	14,900,000	14,900,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue, Bank of America NA LIQ)	0.13	07/01/2038	32,860,000	32,860,000
Illinois Toll Highway Authority Priority Series A 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC)	0.16	07/01/2030	14,500,000	14,500,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.15	07/01/2030	4,000,000	4,000,000

				149,245,000

Indiana: 0.48%

Variable Rate Demand Notes §: 0.48%
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.12	12/01/2034	17,000,000	17,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank LOC)	0.18	01/01/2040	8,630,000	8,630,000
Indiana Finance Authority Community Health Network Project Series 2009 (Health Revenue, PNC Bank NA LOC)	0.15	07/01/2039	8,600,000	8,600,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.15	11/01/2039	9,060,000	9,060,000
Indianapolis Local Public Improvement Bond Bank ROC 11-R-1179 (Water & Sewer Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.30	01/01/2017	24,825,000	24,825,000

				68,115,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Iowa: 0.16%

Variable Rate Demand Note §: 0.16%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.28%	06/01/2039	$22,085,000	$22,085,000

Kentucky: 0.30%

Variable Rate Demand Notes §: 0.30%
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.22	12/01/2037	9,750,000	9,750,000
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.18	01/01/2033	16,000,000	16,000,000
Louisville & Jefferson Counties KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.18	12/12/2012	16,000,000	16,000,000

				41,750,000

Louisiana: 0.42%

Variable Rate Demand Notes §: 0.42%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.15	08/01/2035	20,000,000	20,000,000
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	07/01/2036	17,440,000	17,440,000
Louisiana State GO JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	05/01/2013	10,200,000	10,200,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16	11/01/2040	6,500,000	6,500,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	5,000,000	5,000,000

				59,140,000

Maryland: 0.50%

Variable Rate Demand Notes §: 0.50%
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.19	09/01/2040	13,700,000	13,700,000
Maryland Community Development Administration Series D (Housing Revenue)	0.18	09/01/2038	18,890,000	18,890,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.28	01/01/2029	22,680,000	22,680,000
PFOTER (Tax Revenue)	0.34	10/15/2022	15,750,000	15,750,000

				71,020,000

Massachusetts: 0.30%

Variable Rate Demand Notes §: 0.30%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18	10/01/2031	24,575,000	24,575,000
Massachusetts Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (GO, Royal Bank of Canada LOC & LIQ) 144A	0.13	09/01/2013	18,000,000	18,000,000

				42,575,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan: 0.38%

Variable Rate Demand Notes §: 0.38%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.17%	04/01/2040	$10,000,000	$10,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.20	10/01/2037	3,900,000	3,900,000
Michigan State Housing Development Authority Series D (Housing Revenue)	0.18	12/01/2038	25,000,000	25,000,000
Michigan State University Revenues Series A (Education Revenue)	0.15	02/15/2033	8,205,000	8,205,000
University of Michigan Series B (Education Revenue, Northern Trust Company SPA)	0.14	04/01/2042	6,000,000	6,000,000

				53,105,000

Minnesota: 0.20%

Variable Rate Demand Notes §: 0.20%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.16	09/01/2046	6,000,000	6,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2038	6,000,000	6,000,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2037	10,400,000	10,400,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.38	05/01/2042	6,000,000	6,000,000

				28,400,000

Mississippi: 0.48%

Variable Rate Demand Notes §: 0.48%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Series K (IDR)	0.15	11/01/2035	14,000,000	14,000,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Series D (IDR)	0.16	11/01/2035	5,000,000	5,000,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	9,000,000	9,000,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series H (IDR)	0.16	11/01/2035	9,000,000	9,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.24	11/01/2028	30,730,000	30,728,851

				67,728,851

Missouri: 0.47%

Variable Rate Demand Notes §: 0.47%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.16	04/15/2034	52,675,000	52,675,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, JPMorgan Chase Bank SPA)	0.17	12/01/2037	5,000,000	5,000,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC & LIQ)	0.13	01/01/2032	8,015,000	8,015,000

				65,690,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Nebraska: 0.34%

Variable Rate Demand Note §: 0.34%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15%	08/01/2039	$47,695,000	$47,695,000

Nevada: 0.29%

Variable Rate Demand Notes §: 0.29%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.25	10/01/2035	25,465,000	25,465,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	05/01/2037	15,800,000	15,800,000

				41,265,000

New Jersey: 0.98%

Variable Rate Demand Notes §: 0.98%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2026	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2032	9,000,000	9,000,000
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA)	0.15	10/01/2039	10,000,000	10,000,000
New Jersey State TRAN Series A (Miscellaneous Revenue) (i)	0.50	06/27/2013	74,500,000	74,513,969
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	06/01/2032	23,505,000	23,505,000
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.15	12/15/2023	10,000,000	10,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.17	04/15/2014	4,000,000	4,000,000

				138,018,969

New Mexico: 0.12%

Variable Rate Demand Notes §: 0.12%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15	11/01/2039	10,980,000	10,980,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue)	0.30	04/01/2037	6,110,000	6,110,000

				17,090,000

New York: 3.54%

Variable Rate Demand Notes §: 3.54%
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	04/01/2014	8,450,000	8,450,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC)	0.14	11/01/2022	7,000,000	7,000,000
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2025	805,000	805,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Nassau County NY Health Care Corporation Series 2009 Subseries B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.14%	08/01/2029	$15,000,000	$15,000,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.15	11/15/2021	51,900,000	51,900,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue, JPMorgan Chase & Company SPA)	0.16	11/15/2014	10,000,000	10,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.32	09/01/2049	10,875,000	10,875,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.22	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.18	06/15/2025	40,200,000	40,200,000
New York City NY Subseries G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.15	04/01/2042	19,050,000	19,050,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.13	08/01/2027	16,300,000	16,300,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.18	04/01/2036	16,280,000	16,280,000
New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.25	05/01/2028	25,200,000	25,200,000
New York Dormitory Authority Revenue Series A (Education Revenue, JPMorgan Chase & Company SPA)	0.15	07/01/2039	8,000,000	8,000,000
New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (IDR, JPMorgan Chase Bank LOC)	0.18	05/01/2019	3,700,000	3,700,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2034	10,400,000	10,400,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.17	11/01/2038	12,000,000	12,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured & LIQ)	0.16	05/01/2029	5,000,000	5,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.25	05/01/2039	8,685,000	8,685,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured & LIQ)	0.17	11/01/2033	4,500,000	4,500,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.17	11/01/2033	2,700,000	2,700,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.17	05/15/2041	24,000,000	24,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.35	10/01/2031	4,680,000	4,680,000
New York PFOTER Series TN-012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	06/15/2053	23,000,000	23,000,000
New York State HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.17	05/15/2041	25,000,000	25,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.16	06/15/2019	6,975,000	6,975,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, JPMorgan Chase Bank SPA)	0.20	04/01/2037	17,650,000	17,650,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase Bank SPA)	0.14	03/15/2033	48,615,000	48,615,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	10/01/2046	19,260,000	19,260,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.75%	01/29/2046	$45,965,000	$45,965,000

				499,190,000

North Carolina: 0.24%

Variable Rate Demand Notes §: 0.24%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.15	12/01/2036	13,980,000	13,980,000
Piedmont Triad NC Airport Authority Series 2008 A (Airport Revenue, Branch Banking & Trust LOC)	0.14	07/01/2032	11,560,000	11,560,000
Roanoke Rapids NC Music & Entertainment District Project Series 2007 (Tax Revenue, Bank of America NA LOC)	0.38	07/01/2027	8,000,000	8,000,000

				33,540,000

Ohio: 0.58%

Variable Rate Demand Notes §: 0.58%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.15	06/01/2034	10,000,000	10,000,000
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2037	4,595,000	4,595,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.16	10/01/2041	4,000,000	4,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	09/01/2039	24,152,000	24,152,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue, Citibank NA SPA)	0.25	09/01/2036	20,000,000	20,000,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.15	11/01/2029	9,860,000	9,860,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.15	07/01/2023	8,725,000	8,725,000

				81,332,000

Oklahoma: 0.08%

Variable Rate Demand Note §: 0.08%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase Bank SPA)	0.17	01/01/2028	11,000,000	11,000,000

Oregon: 0.07%

Variable Rate Demand Note §: 0.07%
Oregon State Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC)	0.13	02/01/2042	9,945,000	9,945,000

Pennsylvania: 0.63%

Variable Rate Demand Notes §: 0.63%
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.15	11/01/2012	4,985,000	4,985,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.23	08/01/2030	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.20%	04/01/2026	$9,545,000	$9,545,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.17	10/01/2036	3,925,000	3,925,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	06/01/2032	8,765,000	8,765,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.15	12/01/2038	5,000,000	5,000,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.15	08/01/2031	7,000,000	7,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.47	11/01/2039	13,000,000	13,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.75	06/01/2047	30,170,000	30,170,000

				88,390,000

Puerto Rico: 0.14%

Variable Rate Demand Note §: 0.14%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.17	08/01/2057	19,000,000	19,000,000

Rhode Island: 0.07%

Variable Rate Demand Note §: 0.07%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, RBS Citizens Bank LOC)	0.14	09/01/2034	10,000,000	10,000,000

South Carolina: 0.50%

Other Municipal Debt: 0.32%
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/15/2012	11,000,000	11,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/21/2012	3,000,000	3,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/22/2012	6,000,000	6,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/27/2012	7,000,000	7,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/20/2012	5,000,000	5,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/23/2012	3,000,000	3,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	5,500,000	5,500,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-3 (Utilities Revenue)	0.45	09/04/2012	5,000,000	5,000,000

				45,500,000

Variable Rate Demand Notes §: 0.18%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.22	01/01/2050	15,000,000	15,000,000
South Carolina State Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	07/01/2013	9,770,000	9,770,000

				24,770,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

South Dakota: 0.04%

Variable Rate Demand Note §: 0.04%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.16%	05/01/2037	$5,000,000	$5,000,000

Tennessee: 0.80%

Variable Rate Demand Notes §: 0.80%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR)	0.26	01/01/2028	11,000,000	11,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.26	11/01/2035	15,145,000	15,145,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) 144A	0.18	10/01/2013	39,985,000	39,985,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.26	02/01/2036	4,875,000	4,875,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.26	07/01/2034	33,525,000	33,525,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured & LIQ)	0.16	01/01/2034	5,000,000	5,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.18	12/01/2041	3,000,000	3,000,000

				112,530,000

Texas: 3.65%

Variable Rate Demand Notes §: 3.65%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.17	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.17	12/01/2032	2,395,000	2,395,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.20	05/01/2033	8,000,000	8,000,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.18	09/01/2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.18	09/01/2031	10,000,000	10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC)	0.16	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.18	11/15/2047	20,725,000	20,725,000
Houston TX Utilities Systems Authority Series 2010 B (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	05/15/2034	10,000,000	10,000,000
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.24	04/01/2022	6,000,000	6,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2049	10,000,000	10,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA)	0.57	02/01/2035	33,095,000	33,095,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.15	12/01/2039	3,700,000	3,700,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	7,000,000	7,000,000

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (Resource Recovery Revenue)	0.16%	04/01/2040	$12,100,000	$12,100,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (Resource Recovery Revenue)	0.16	11/01/2040	12,000,000	12,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) 144A	0.15	06/01/2032	25,395,000	25,395,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.35	02/01/2049	8,860,000	8,860,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.39	01/01/2044	8,530,000	8,530,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	39,000,000	39,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	9,000,000	9,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	06/01/2045	13,500,000	13,500,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	50,995,000	50,995,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	32,000,000	32,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	33,660,000	33,660,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	37,435,000	37,435,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	39,000,000	39,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	50,000,000	50,000,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.25	07/01/2020	11,300,000	11,300,000

				514,890,000

Utah: 0.05%

Variable Rate Demand Note §: 0.05%
Utah Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.17	11/01/2045	6,460,000	6,460,000

Vermont: 0.13%

Variable Rate Demand Note §: 0.13%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.14	09/01/2038	18,255,000	18,255,000

Virginia: 0.28%

Variable Rate Demand Notes §: 0.28%
Montgomery County VA IDA Series 2009-A (Education Revenue, Bank of New York Mellon SPA)	0.15	02/01/2039	9,970,000	9,970,000
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.14	12/01/2038	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Virginia State College Building Authority (Education Revenue)	0.15%	08/01/2034	$26,000,000	$26,000,000

				39,970,000

Washington: 0.48%

Other Municipal Debt: 0.06%
Port of Seattle (Port Authority Revenue)	0.55	08/16/2012	9,000,000	9,000,000

Variable Rate Demand Notes §: 0.42%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	02/28/2013	20,460,000	20,460,000
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) 144A	0.13	03/01/2035	16,500,000	16,500,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA LIQ)	0.28	01/01/2038	15,000,000	15,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.38	06/01/2037	6,960,000	6,960,000

				58,920,000

West Virginia: 0.16%

Variable Rate Demand Notes §: 0.16%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.18	04/01/2027	7,000,000	7,000,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.17	12/01/2042	15,600,000	15,600,000

				22,600,000

Wisconsin: 0.08%

Variable Rate Demand Notes §: 0.08%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.19	09/01/2035	3,505,000	3,505,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase & Company LIQ)	0.19	07/01/2013	5,985,000	5,985,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.13	12/01/2033	2,000,000	2,000,000

				11,490,000

Wyoming: 0.00%

Variable Rate Demand Note §: 0.00%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.15	06/01/2035	590,000	590,000

Total Municipal Obligations (Cost $3,274,108,820)				3,274,108,820

Other Instruments: 0.79%
American Honda Finance Corporation ±144A	0.69	08/28/2012	19,000,000	19,006,355
City of Austin TX Municipal Commercial Paper (z)	0.19	08/09/2012	7,000,000	6,999,704
District of Columbia Multimodal Revenue Variable Rate Demand Note	0.18	08/16/2012	27,200,000	27,200,000
District of Columbia Multimodal Revenue Variable Rate Demand Note	0.18	08/16/2012	4,000,000	4,000,000
GBG LLC Custody Receipts ±144A§	0.17	09/01/2027	11,802,000	11,802,000
Oakland-Alameda County Series A-2 Commercial Paper	0.23	09/05/2012	14,000,000	14,000,000

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Instruments (continued)
Puttable Floating Option Taxable Receipt Bonds ±144A§	0.90%	05/15/2051	$17,640,000	$17,640,000
University of Chicago Series A Municipal Commercial Paper (z)	0.18	08/15/2012	10,600,000	10,599,258

Total Other Instruments (Cost $111,247,317)				111,247,317

Other Notes: 1.53%

Corporate Bonds and Notes: 1.53%
ACTS Retirement Life Communities Incorporated ±§	0.26	11/15/2029	12,004,000	12,004,000
JPMorgan Chase & Company ±	0.62	11/01/2012	19,000,000	19,010,990
JPMorgan Chase & Company ±	0.97	09/21/2012	22,000,000	22,015,289
JPMorgan Chase & Company ±	1.12	02/26/2013	28,000,000	28,074,082
JPMorgan Chase Bank NA ±	0.37	11/21/2012	13,000,000	13,002,896
JPMorgan Chase Bank NA ±	0.49	11/16/2012	4,000,000	4,000,000
JPMorgan Chase Bank NA ±	0.53	01/18/2013	29,000,000	28,997,313
LTF Real Estate LLC ±144A§	0.30	06/01/2033	15,155,000	15,155,000
Providence Health & Services ±§	0.25	10/01/2042	12,000,000	12,000,000
Toyota Motor Credit Corporation ±	0.53	07/19/2013	62,000,000	62,000,000

Total Other Notes (Cost $216,259,570)				216,259,570

Repurchase Agreements ^^: 4.18%
Citigroup Global Markets, dated 07/31/2012, maturity value $58,000,290 (1)	0.18	08/01/2012	58,000,000	58,000,000
Credit Suisse Securities, dated 07/31/2012, maturity value $69,000,345 (2)	0.18	08/01/2012	69,000,000	69,000,000
Deutsche Bank Securities, dated 07/31/2012, maturity value $52,300,276 (3)	0.19	08/01/2012	52,300,000	52,300,000
GX Clarke & Company, dated 07/31/2012, maturity value $51,000,383 (4)	0.27	08/01/2012	51,000,000	51,000,000
JPMorgan Securities, dated 07/31/2012, maturity value $35,000,243 (5)	0.25	08/01/2012	35,000,000	35,000,000
Merrill Lynch Pierce Fenner & Smith, dated 07/31/2012, maturity value $75,000,333 (6)	0.16	08/01/2012	75,000,000	75,000,000
Merrill Lynch Pierce Fenner & Smith, dated 07/31/2012, maturity value $76,000,401 (7)	0.19	08/01/2012	76,000,000	76,000,000
Societe Generale New York, dated 07/31/2012, maturity value $131,000,691 (8)	0.19	08/01/2012	131,000,000	131,000,000
Societe Generale New York, dated 07/31/2012, maturity value $41,000,261 (9)	0.23	08/01/2012	41,000,000	41,000,000

Total Repurchase Agreements (Cost $588,300,000)				588,300,000

Treasury Debt: 2.36%
U.S. Treasury Bill (z)	0.13	08/23/2012	155,000,000	154,988,372
U.S. Treasury Bill (z)	0.14	10/04/2012	44,000,000	43,988,971
U.S. Treasury Bill (z)	0.14	08/30/2012	90,000,000	89,989,619
U.S. Treasury Bill (z)	0.15	10/11/2012	43,000,000	42,987,703

Total Treasury Debt (Cost $331,954,665)				331,954,665

Total Investments in Securities
(Cost $14,070,567,426)*	99.87%	14,070,567,426
Other Assets and Liabilities, Net	0.13	17,725,614

Total Net Assets	100.00%	$14,088,293,040

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	27

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 2.65% to 5.50%, 3/1/2017 to 7/1/2042, fair value including accrued interest is $59,740,000.

(2)	U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $71,070,202.

(3)	U.S. government securities, 4.50% to 7.00%, 10/1/2038 to 7/1/2042, fair value including accrued interest is $53,869,000.

(4)	U.S. government securities, 0.30% to 10.00%, 11/15/2012 to 6/1/2042, fair value including accrued interest is $52,302,057.

(5)	U.S. government securities, 2.50% to 6.00%, 5/1/2020 to 7/1/2042, fair value including accrued interest is $36,050,051.

(6)	U.S. government securities, 1.125% to 1.50%, 6/30/2016 to 1/15/2021, fair value including accrued interest is $76,500,020.

(7)	U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $78,280,000.

(8)	U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $134,921,365.

(9)	U.S. government securities, 1.69% to 6.42%, 7/1/2017 to 5/1/2042, fair value including accrued interest is $42,230,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of Assets and Liabilities—July 31, 2012 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$14,070,567,426
Cash	25,346
Receivable for investments sold	49,156,976
Receivable for Fund shares sold	1,898,220
Receivable for interest	3,142,982
Prepaid expenses and other assets	168,829

Total assets	14,124,959,779

Liabilities
Dividends payable	285,971
Payable for investments purchased	31,990,340
Payable for Fund shares redeemed	1,499,121
Advisory fee payable	257,343
Due to other related parties	1,398,573
Accrued expenses and other liabilities	1,235,391

Total liabilities	36,666,739

Total net assets	$14,088,293,040

NET ASSETS CONSIST OF
Paid-in capital	$14,091,954,328
Overdistributed net investment income	(6,475)
Accumulated net realized losses on investments	(3,654,813)

Total net assets	$14,088,293,040

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$575,338,726
Shares outstanding – Administrator Class	575,344,128
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$5,498,709,846
Shares outstanding – Institutional Class	5,498,962,689
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$6,149,343,067
Shares outstanding – Select Class	6,149,482,398
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,864,901,401
Shares outstanding – Service Class	1,864,937,548
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	29

Investment income
Interest	17,175,183

Expenses
Advisory fee	6,993,058
Administration fees
Fund level	2,843,819
Administrator Class	285,822
Institutional Class	2,291,693
Select Class	1,143,675
Service Class	1,180,251
Shareholder servicing fees
Administrator Class	284,383
Service Class	2,456,844
Custody and accounting fees	277,065
Professional fees	15,322
Registration fees	15,138
Shareholder report expenses	1,327
Trustees’ fees and expenses	4,238
Other fees and expenses	39,479

Total expenses	17,832,114
Less: Fee waivers and/or expense reimbursements	(5,402,751)

Net expenses	12,429,363

Net investment income	4,745,820

Net realized gains on investments	133,673

Net increase in net assets resulting from operations	$4,879,493

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$4,745,820		$14,029,806
Net realized gains on investments		133,673		187,407

Net increase in net assets resulting from operations		4,879,493		14,217,213

Distributions to shareholders from
Net investment income
Administrator Class		(28,660)		(68,440)
Institutional Class		(1,287,888)		(4,892,027)
Select Class		(3,330,648)		(8,851,628)
Service Class		(98,624)		(217,711)
Net realized gains
Administrator Class		0		(2,003)
Institutional Class		0		(22,782)
Select Class		0		(21,361)
Service Class		0		(6,608)

Total distributions to shareholders		(4,745,820)		(14,082,560)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	634,856,864	634,856,864	2,274,713,526	2,274,713,526
Institutional Class	14,678,181,928	14,678,181,928	40,078,946,700	40,078,946,700
Select Class	16,559,661,658	16,559,661,658	62,838,029,797	62,838,029,797
Service Class	4,083,792,138	4,083,792,138	10,514,808,864	10,514,808,864

		35,956,492,588		115,706,498,887

Reinvestment of distributions
Administrator Class	20,920	20,920	52,228	52,228
Institutional Class	646,386	646,386	2,656,637	2,656,637
Select Class	2,965,687	2,965,687	7,057,838	7,057,838
Service Class	43,507	43,507	96,294	96,294

		3,676,500		9,862,997

Payment for shares redeemed
Administrator Class	(660,282,046)	(660,282,046)	(2,438,629,355)	(2,438,629,355)
Institutional Class	(15,426,287,603)	(15,426,287,603)	(42,103,783,387)	(42,103,783,387)
Select Class	(15,739,051,435)	(15,739,051,435)	(65,113,277,192)	(65,113,277,192)
Service Class	(4,219,249,445)	(4,219,249,445)	(10,799,228,968)	(10,799,228,968)

		(36,044,870,529)		(120,454,918,902)

Net decrease in net assets resulting from capital share transactions		(84,701,441)		(4,738,557,018)

Total decrease in net assets		(84,567,768)		(4,738,422,365)

Net assets
Beginning of period		14,172,860,808		18,911,283,173

End of period		$14,088,293,040		$14,172,860,808

Overdistributed net investment income		$(6,475)		$(6,475)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	31

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Administrator Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.03%	0.24%	2.19%	4.92%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.38%	0.38%	0.37%	0.37%
Net expenses	0.24%	0.25%	0.32%	0.34%	0.34%	0.33%	0.35%
Net investment income	0.01%	0.01%	0.04%	0.25%	2.23%	4.77%	4.87%
Supplemental data
Net assets, end of period (000’s omitted)	$575,339	$600,737	$764,595	$1,013,058	$1,415,264	$2,249,470	$1,364,223

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Institutional Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.06%	0.15%	0.36%	2.32%	5.06%	5.12%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.26%	0.26%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.22%	0.21%	0.20%	0.20%
Net investment income	0.04%	0.06%	0.16%	0.37%	2.28%	4.94%	5.01%
Supplemental data
Net assets, end of period (000’s omitted)	$5,498,710	$6,246,114	$8,268,232	$8,887,844	$10,132,093	$9,194,540	$7,830,847

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	33

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Select Class		2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.06%	0.13%	0.21%	0.43%	2.40%	3.31%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.22%	0.23%	0.20%
Net expenses	0.13%	0.13%	0.13%	0.15%	0.15%	0.13%
Net investment income	0.12%	0.13%	0.22%	0.41%	2.29%	4.81%
Supplemental data
Net assets, end of period (000’s omitted)	$6,149,343	$5,325,713	$7,593,851	$4,897,725	$3,733,381	$3,025,485

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.14%	2.02%	4.75%	4.80%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.56%	0.56%	0.54%	0.54%
Net expenses	0.23%	0.25%	0.35%	0.46%	0.52%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.16%	1.99%	4.64%	4.71%
Supplemental data
Net assets, end of period (000’s omitted)	$1,864,901	$2,000,296	$2,284,605	$4,015,237	$6,358,514	$7,374,749	$6,328,867

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

36	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $3,788,486 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	37

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive at an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.50% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance

38	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements (Unaudited)

Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

40	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998 Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	41

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

42	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	43

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper Institutional Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios, except for Service Class.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in

44	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	45

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211387 09-12 SA302/SAR302 07-12

Wells Fargo Advantage

Government Money Market Fund

Semi-Annual Report

July 31, 2012

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The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Government Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Government Money Market Fund	3

coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Government Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
27 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
74 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Government Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (WFGXX)	11/08/1999	0.00	0.01	0.72	1.51	0.61%	0.61%
Administrator Class (WGAXX)	07/31/2003	0.00	0.01	0.81	1.70	0.34%	0.34%
Institutional Class (GVIXX)	07/28/2003	0.01	0.01	0.87	1.79	0.22%	0.20%
Service Class (NWGXX)	11/16/1987	0.00	0.01	0.76	1.61	0.51%	0.50%
Sweep Class	06/30/2010	0.00	0.01	0.76	1.61	0.96%	0.96%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY7 (AS OF JULY 31, 2012)

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class and 1.00% for Sweep Class . Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.43)%, (0.16)%, (0.04)%, (0.33)% and (0.78)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage Government Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%
Service Class
Actual	$1,000.00	$1,000.05	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.80	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81	0.16%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper : 4.89%

Asset-Backed Commercial Paper : 4.89%
Straight-A Funding LLC 144A (z)	0.18%	09/13/2012	$107,982,000	$107,958,784
Straight-A Funding LLC 144A (z)	0.18	08/01/2012	44,110,000	44,110,000
Straight-A Funding LLC 144A (z)	0.18	08/02/2012	66,000,000	65,999,670
Straight-A Funding LLC 144A (z)	0.18	08/06/2012	46,000,000	45,998,850
Straight-A Funding LLC 144A (z)	0.18	08/07/2012	9,400,000	9,399,718
Straight-A Funding LLC 144A (z)	0.18	08/09/2012	29,000,000	28,998,840
Straight-A Funding LLC 144A (z)	0.18	08/14/2012	17,000,000	16,998,895
Straight-A Funding LLC 144A (z)	0.18	09/05/2012	18,171,000	18,167,820
Straight-A Funding LLC 144A (z)	0.18	09/24/2012	123,000,000	122,966,790
Straight-A Funding LLC 144A (z)	0.18	09/25/2012	30,000,000	29,991,750
Straight-A Funding LLC 144A (z)	0.18	09/25/2012	90,000,000	89,975,250
Straight-A Funding LLC 144A (z)	0.18	10/01/2012	32,000,000	31,990,240
Straight-A Funding LLC 144A (z)	0.18	10/02/2012	79,379,000	79,354,393
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	2,000,000	1,999,370
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	110,000,000	109,965,350
Straight-A Funding LLC 144A (z)	0.18	10/04/2012	78,089,000	78,064,012
Straight-A Funding LLC 144A (z)	0.18	10/05/2012	28,000,000	27,990,900
Straight-A Funding LLC 144A (z)	0.18	10/05/2012	15,000,000	14,995,125
Straight-A Funding LLC 144A (z)	0.18	10/09/2012	53,031,000	53,012,704
Straight-A Funding LLC 144A (z)	0.18	10/10/2012	10,000,000	9,996,500
Straight-A Funding LLC 144A (z)	0.18	10/11/2012	50,068,000	50,050,226
Straight-A Funding LLC 144A (z)	0.18	10/12/2012	40,160,000	40,145,542
Straight-A Funding LLC 144A (z)	0.18	10/12/2012	25,080,000	25,070,971
Straight-A Funding LLC 144A (z)	0.18	10/15/2012	68,000,000	67,974,500
Straight-A Funding LLC 144A (z)	0.18	10/18/2012	55,000,000	54,978,550
Straight-A Funding LLC 144A (z)	0.18	10/22/2012	75,397,000	75,366,087
Straight-A Funding LLC 144A (z)	0.18	10/26/2012	103,535,000	103,490,480

Total Commercial Paper (Cost $1,405,011,317)				1,405,011,317

Government Agency Debt : 39.35%
FFCB (z)	0.08	09/11/2012	100,000,000	99,990,889
FFCB (z)	0.09	08/27/2012	15,000,000	14,999,025
FFCB ±	0.13	03/20/2013	50,000,000	49,992,231
FFCB (z)	0.14	09/14/2012	75,000,000	74,987,167
FFCB ±	0.16	09/13/2013	147,670,000	147,629,903
FFCB ±	0.16	06/27/2013	50,000,000	49,995,384
FFCB ±	0.17	03/21/2013	165,000,000	165,000,000
FFCB	0.18	12/05/2012	17,700,000	17,699,448
FFCB ±	0.19	08/28/2013	100,000,000	99,979,162
FFCB ±	0.20	01/06/2014	35,000,000	34,993,697
FFCB ±	0.21	03/06/2013	125,000,000	124,977,416
FFCB ±	0.21	09/24/2012	125,000,000	124,998,120
FFCB ±	0.22	04/02/2014	150,000,000	149,987,336
FFCB ±	0.22	11/06/2012	150,000,000	149,995,976
FFCB ±	0.23	10/28/2013	15,000,000	15,006,816
FFCB ±	0.24	12/23/2013	41,715,000	41,736,326
FFCB	0.24	11/23/2012	15,215,000	15,217,887
FFCB ±	0.25	09/28/2012	90,000,000	90,005,113

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FFCB	0.25%	11/23/2012	$100,000,000	$100,029,622
FFCB ±	0.27	11/05/2012	52,550,000	52,557,042
FFCB ±	0.27	08/22/2013	33,235,000	33,257,213
FFCB ±	0.27	02/24/2014	142,000,000	142,114,081
FFCB ±	0.28	09/20/2012	26,712,000	26,714,419
FFCB ±	0.28	10/15/2013	35,000,000	34,965,870
FFCB ±	0.37	04/15/2013	25,000,000	24,994,829
FFCB	1.88	12/07/2012	66,193,000	66,580,721
FHLB (z)	0.10	08/22/2012	32,080,000	32,078,222
FHLB (z)	0.10	08/31/2012	25,000,000	24,997,917
FHLB (z)	0.12	08/08/2012	200,000,000	199,995,295
FHLB (z)	0.13	08/03/2012	150,000,000	149,998,958
FHLB (z)	0.14	08/17/2012	50,000,000	49,997,000
FHLB (z)	0.14	08/15/2012	59,000,000	58,996,903
FHLB (z)	0.14	08/23/2012	22,000,000	21,998,185
FHLB (z)	0.14	08/10/2012	80,000,000	79,997,200
FHLB (z)	0.14	09/05/2012	78,000,000	77,989,383
FHLB (z)	0.14	10/17/2012	90,000,000	89,972,569
FHLB	0.15	10/23/2012	50,000,000	49,998,565
FHLB	0.15	11/26/2012	100,000,000	99,991,016
FHLB	0.16	10/30/2012	135,000,000	134,997,942
FHLB	0.16	11/13/2012	100,000,000	99,996,086
FHLB (z)	0.16	09/19/2012	33,600,000	33,592,683
FHLB (z)	0.16	10/10/2012	56,000,000	55,982,578
FHLB (z)	0.17	08/29/2012	50,000,000	49,993,583
FHLB	0.17	01/10/2013	150,000,000	149,980,190
FHLB (z)	0.17	10/19/2012	70,000,000	69,973,886
FHLB (z)	0.17	10/26/2012	21,000,000	20,991,472
FHLB	0.18	08/22/2012	150,000,000	150,003,226
FHLB	0.18	08/30/2012	200,000,000	200,008,416
FHLB ±	0.20	10/25/2012	117,500,000	117,494,373
FHLB	0.20	10/05/2012	75,000,000	75,004,893
FHLB	0.20	11/14/2012	75,000,000	75,005,567
FHLB	0.20	11/15/2012	23,500,000	23,501,754
FHLB	0.22	09/12/2012	25,000,000	25,002,487
FHLB ±	0.27	01/23/2014	200,000,000	199,936,852
FHLB ±	0.28	06/20/2014	96,750,000	96,682,605
FHLB ±	0.29	06/12/2014	150,000,000	150,000,000
FHLB	0.30	08/23/2012	13,715,000	13,716,122
FHLB ±	0.30	02/05/2013	190,000,000	189,960,506
FHLB ±	0.31	03/07/2013	69,000,000	68,987,479
FHLB ±	0.32	03/28/2013	306,000,000	305,958,075
FHLB ±	0.32	06/14/2013	150,000,000	150,000,000
FHLB ±	0.33	05/02/2013	100,000,000	99,984,364
FHLB ±	0.34	02/25/2013	43,200,000	43,209,936
FHLB ±	0.34	04/01/2013	67,000,000	67,000,000
FHLB ±	0.34	04/12/2013	25,000,000	25,000,000
FHLB ±	0.34	05/17/2013	100,000,000	100,000,000
FHLB ±	0.35	03/12/2013	75,000,000	75,004,644
FHLB ±	0.36	05/17/2013	28,000,000	28,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FHLB	0.88%	08/22/2012	$22,500,000	$22,509,239
FHLB	1.63	09/26/2012	41,160,000	41,251,835
FHLB	1.63	11/21/2012	34,770,000	34,923,233
FHLB	2.00	09/14/2012	15,000,000	15,033,116
FHLB	4.63	10/10/2012	214,835,000	216,659,092
FHLMC (z)	0.10	09/04/2012	35,000,000	34,996,529
FHLMC (z)	0.11	09/10/2012	75,000,000	74,990,833
FHLMC (z)	0.12	08/13/2012	99,050,000	99,046,038
FHLMC (z)	0.12	08/08/2012	10,000,000	9,999,767
FHLMC (z)	0.13	08/06/2012	152,344,000	152,341,280
FHLMC (z)	0.13	08/01/2012	50,000,000	50,000,000
FHLMC (z)	0.13	11/08/2012	100,000,000	99,964,250
FHLMC (z)	0.14	10/09/2012	49,000,000	48,986,617
FHLMC (z)	0.14	10/16/2012	80,000,000	79,976,356
FHLMC (z)	0.14	10/05/2012	91,000,000	90,976,998
FHLMC (z)	0.14	11/20/2012	50,000,000	49,978,417
FHLMC (z)	0.15	12/17/2012	10,000,000	9,994,250
FHLMC (z)	0.15	08/20/2012	18,716,000	18,714,518
FHLMC (z)	0.15	11/01/2012	100,000,000	99,961,027
FHLMC (z)	0.15	10/15/2012	163,250,000	163,197,340
FHLMC (z)	0.16	08/27/2012	100,000,000	99,988,806
FHLMC (z)	0.16	10/22/2012	100,000,000	99,964,694
FHLMC (z)	0.16	10/29/2012	100,000,000	99,961,681
FHLMC (z)	0.16	10/09/2012	129,659,000	129,619,238
FHLMC (z)	0.16	11/13/2012	50,000,000	49,976,889
FHLMC (z)	0.17	01/22/2013	74,000,000	73,940,985
FHLMC (z)	0.17	09/17/2012	150,000,000	149,967,034
FHLMC ±	0.19	11/02/2012	250,000,000	249,980,670
FHLMC ±	0.19	09/13/2013	150,000,000	149,984,655
FHLMC ±	0.20	08/10/2012	120,000,000	120,000,010
FHLMC	0.52	11/26/2012	150,000,000	150,162,730
FHLMC	1.00	08/28/2012	167,915,000	168,021,662
FHLMC	1.10	12/27/2012	100,000,000	100,368,458
FHLMC	2.13	09/21/2012	190,000,000	190,517,226
FHLMC	4.50	01/15/2013	273,716,000	279,052,528
FHLMC	9.58	08/31/2012	31,858,000	32,105,298
FNMA (z)	0.10	08/20/2012	75,000,000	74,996,042
FNMA (z)	0.10	08/29/2012	35,200,000	35,197,262
FNMA (z)	0.11	09/05/2012	87,000,000	86,991,119
FNMA (z)	0.12	08/31/2012	50,000,000	49,995,000
FNMA (z)	0.15	10/17/2012	46,300,000	46,285,641
FNMA (z)	0.15	11/28/2012	85,000,000	84,959,259
FNMA (z)	0.15	11/13/2012	50,000,000	49,978,333
FNMA (z)	0.16	08/15/2012	75,000,000	74,995,479
FNMA (z)	0.16	09/19/2012	69,445,000	69,431,918
FNMA (z)	0.16	10/10/2012	60,000,000	59,981,333
FNMA (z)	0.16	01/23/2013	46,843,000	46,806,566
FNMA (z)	0.17	09/12/2012	13,676,000	13,673,367
FNMA (z)	0.17	12/05/2012	50,000,000	49,970,250
FNMA (z)	0.17	11/14/2012	50,000,000	49,975,208

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FNMA ±	0.23%	06/20/2014	$300,000,000	$299,885,618
FNMA ±	0.27	11/23/2012	88,900,000	88,913,988
FNMA ±	0.28	09/17/2012	193,345,000	193,376,093
FNMA ±	0.28	10/18/2012	103,645,000	103,659,658
FNMA	0.50	10/30/2012	148,186,000	148,307,322
FNMA	0.63	09/24/2012	150,000,000	150,104,708
FNMA	1.00	12/27/2012	12,500,000	12,541,075
FNMA	1.75	08/10/2012	135,071,000	135,124,123
FNMA (z)	0.11	09/18/2012	50,000,000	49,992,668

Total Government Agency Debt (Cost $11,311,641,954)				11,311,641,954

Other Notes : 3.35%

Corporate Bonds and Notes : 3.35%
Citibank NA ±	0.47	11/15/2012	62,000,000	62,045,793
Citibank NA	1.75	12/28/2012	57,710,000	58,076,238
Citigroup Funding Incorporated	1.88	10/22/2012	178,226,000	178,904,584
Citigroup Funding Incorporated	2.25	12/10/2012	85,850,000	86,480,322
General Electric Capital Corporation	2.13	12/21/2012	112,918,000	113,759,529
General Electric Capital Corporation	2.63	12/28/2012	49,292,000	49,780,777
JPMorgan Chase & Company ±	0.71	12/26/2012	62,000,000	62,083,492
JPMorgan Chase & Company	2.13	12/26/2012	17,130,000	17,263,682
National Credit Union Administration Guaranteed Notes ±	0.27	06/12/2013	98,673,000	98,690,586
US Central Federal Credit Union	1.90	10/19/2012	236,714,000	237,583,591

Total Other Notes (Cost $964,668,594)				964,668,594

Repurchase Agreements ^^: 49.24%
Bank of America Corporation, dated 07/31/2012, maturity value $1,000,005,000 (1)	0.18	08/01/2012	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 07/31/2012, maturity value $28,025,125 (2)	0.16	08/01/2012	28,025,000	28,025,000
Bank of Nova Scotia, dated 07/31/2012, maturity value $900,004,750 (3)	0.19	08/01/2012	900,000,000	900,000,000
BNP Paribas Securities, dated 07/31/2012, maturity value $350,001,750 (4)	0.18	08/01/2012	350,000,000	350,000,000
Citibank NA, dated 07/31/2012, maturity value $500,002,500 (5)	0.18	08/01/2012	500,000,000	500,000,000
Citigroup Global Markets, dated 07/31/2012, maturity value $1,350,006,750 (6)	0.18	08/01/2012	1,350,000,000	1,350,000,000
Credit Suisse First Boston Corporation, dated 07/31/2012, maturity value $250,009,722 (7)	0.20	08/01/2012	250,000,000	250,000,000
Credit Suisse Securities, dated 07/31/2012, maturity value $250,009,236 (8)	0.19	08/07/2012	250,000,000	250,000,000
Credit Suisse Securities, dated 07/31/2012, maturity value $25,000,125 (9)	0.18	08/01/2012	25,000,000	25,000,000
Credit Suisse Securities, dated 07/27/2012, maturity value $250,008,750 (10)	0.18	08/03/2012	250,000,000	250,000,000
Deutsche Bank Securities, dated 07/31/2012, maturity value $150,000,708 (11)	0.17	08/01/2012	150,000,000	150,000,000
Deutsche Bank Securities, dated 07/26/2012, maturity value $250,008,264 (12)	0.17	08/02/2012	250,000,000	250,000,000
Deutsche Bank Securities, dated 07/31/2012, maturity value $786,104,149 (13)	0.19	08/01/2012	786,100,000	786,100,000
Goldman Sachs & Company, dated 07/31/2012, maturity value $100,000,278 (14)	0.10	08/01/2012	100,000,000	100,000,000
Goldman Sachs & Company, dated 07/30/2012, maturity value $250,008,750 (15)	0.18	08/06/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 07/31/2012, maturity value $450,002,250 (16)	0.18	08/01/2012	450,000,000	450,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements ^^ (continued)
JPMorgan Securities, dated 07/31/2012, maturity value $500,002,639 (17)	0.19%	08/01/2012	$500,000,000	$500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 07/31/2012, maturity value $125,000,556 (18)	0.16	08/01/2012	125,000,000	125,000,000
Merrill Pierce Fenner Smith Incorporated, dated 07/31/2012, maturity value $300,001,583 (19)	0.19	08/01/2012	300,000,000	300,000,000
Merrill Pierce Fenner Smith Incorporated, dated 07/31/2012, maturity value $475,002,375 (20)	0.18	08/01/2012	475,000,000	475,000,000
Morgan Stanley & Company, dated 07/31/2012, maturity value $100,000,528 (21)	0.19	08/01/2012	100,000,000	100,000,000
Morgan Stanley & Company, dated 07/31/2012, maturity value $150,000,708 (22)	0.17	08/01/2012	150,000,000	150,000,000
RBC Capital Markets, dated 07/31/2012, maturity value $1,200,006,333 (23)	0.19	08/01/2012	1,200,000,000	1,200,000,000
Societe Generale New York, dated 07/31/2012, maturity value $2,870,015,147 (24)	0.19	08/01/2012	2,870,000,000	2,870,000,000
Societe Generale New York, dated 07/31/2012, maturity value $500,002,639 (25)	0.19	08/01/2012	500,000,000	500,000,000
UBS Securities LLC, dated 07/31/2012, maturity value $1,045,005,515 (26)	0.19	08/01/2012	1,045,000,000	1,045,000,000

Total Repurchase Agreements (Cost $14,154,125,000)				14,154,125,000

Treasury Debt : 3.34%
U.S. Treasury Note	0.38	08/31/2012	100,000,000	100,021,383
U.S. Treasury Note	0.38	09/30/2012	65,000,000	65,024,826
U.S. Treasury Note	1.38	09/15/2012	250,000,000	250,372,785
U.S. Treasury Note	1.38	10/15/2012	75,000,000	75,183,804
U.S. Treasury Note	1.38	11/15/2012	211,000,000	211,732,521
U.S. Treasury Note	1.75	08/15/2012	122,000,000	122,076,200
U.S. Treasury Note	4.25	09/30/2012	135,000,000	135,904,811

Total Treasury Debt (Cost $960,316,330)				960,316,330

Total Investments in Securities
(Cost $28,795,763,195)*	100.17%	28,795,763,195
Other Assets and Liabilities, Net	(0.17)	(47,925,301)

Total Net Assets	100.00%	$28,747,837,894

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

144A  Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

±	Variable rate investment

^^	Collateralized by:

(1)	U.S. government securities, 2.54% to 7.00%, 6/1/2033 to 4/15/2040, fair value including accrued interest is $1,030,000,000.

(2)	U.S. government securities, 0.375% to 2.50%, 3/31/2014 to 2/15/2022, fair value including accrued interest is $28,585,502.

(3)	U.S. government securities, 3.00% to 4.50%, 1/1/2026 to 6/1/2042, fair value including accrued interest is $927,000,001.

(4)	U.S. government securities, 3.00% to 4.50%, 12/20/2040 to 7/20/2042, fair value including accrued interest is $360,500,000.

(5)	U.S. government securities, 1.98% to 6.00%, 12/1/2017 to 7/15/2042, fair value including accrued interest is $515,000,000.

(6)	U.S. government securities, 1.80% to 6.50%, 3/1/2018 to 7/15/2047, fair value including accrued interest is $1,390,500,001.

(7)	U.S. government securities, 2.50% to 5.00%, 2/1/2026 to 7/1/2042, fair value including accrued interest is $257,501,946.

(8)	U.S. government securities, 3.00% to 6.00%, 11/1/2020 to 7/1/2042, fair value including accrued interest is $257,503,796.

(9)	U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $25,750,073.

(10)	U.S. government securities, 2.50% to 7.00%, 8/1/2018 to 7/1/2042, fair value including accrued interest is $257,504,792.

(11)	U.S. government security, 0.00%, 7/25/2013, fair value is $153,000,025.

(12)	U.S. government securities, 3.00% to 5.00%, 4/20/2027 to 7/20/2042, fair value including accrued interest is $257,500,000.

(13)	U.S. government securities, 3.00% to 8.00%, 4/1/2016 to 8/1/2042, fair value including accrued interest is $809,683,001.

(14)	U.S. government security, 1.125%, 1/15/2021, fair value including accrued interest is $102,000,085.

(15)	U.S. government securities, 2.17% to 6.00%, 5/1/2023 to 7/1/2042, fair value including accrued interest is $257,500,001.

(16)	U.S. government securities, 2.50% to 5.00%, 7/1/2022 to 8/1/2042, fair value including accrued interest is $463,500,001.

(17)	U.S. government securities, 2.50% to 7.00%, 8/1/2018 to 7/1/2042, fair value including accrued interest is $515,004,027.

(18)	U.S. government securities, 0.625% to 1.375%, 7/15/2014 to 2/28/2019, fair value including accrued interest is $127,500,059.

(19)	U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $309,000,000.

(20)	U.S. government securities, 2.51% to 5.29%, 2/1/2032 to 3/1/2042, fair value including accrued interest is $489,250,001.

(21)	U.S. government securities, 1.38% to 5.00%, 3/1/2038 to 12/1/2044, fair value including accrued interest is $103,000,001.

(22)	U.S. government security, 4.50%, 8/15/2039, fair value including accrued interest is $153,000,077.

(23)	U.S. government securities, 2.26% to 5.10%, 2/1/2017 to 8/1/2042, fair value including accrued interest is $1,236,000,001.

(24)	U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $2,955,910,825.

(25)	U.S. government securities, 0.25% to 2.00%, 7/15/2015 to 11/15/2021, fair value including accrued interest is $510,000,004.

(26)	U.S. government securities, 3.00% to 6.50%, 3/1/2020 to 7/1/2042, fair value including accrued interest is $1,076,350,000.

*	Cost for federal income tax purposes is substantially the same for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage Government Money Market Fund	13

Assets
Investments
In unaffiliated securities, at amortized cost	$14,641,638,195
In repurchase agreements, at amortized cost	14,154,125,000

Total investments, at amortized cost	28,795,763,195
Cash	18,068
Receivable for Fund shares sold	1,608,078
Receivable for interest	18,672,177
Receivable from adviser	703,503
Prepaid expenses and other assets	168,506

Total assets	28,816,933,527

Liabilities
Dividends payable	138,186
Payable for investments purchased	62,108,507
Payable for Fund shares redeemed	1,117,187
Distribution fees payable	8,948
Due to other related parties	3,240,688
Accrued expenses and other liabilities	2,482,117

Total liabilities	69,095,633

Total net assets	$28,747,837,894

NET ASSETS CONSIST OF
Paid-in capital	$28,747,869,985
Overdistributed net investment income	(32,091)

Total net assets	$28,747,837,894

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$654,397,981
Shares outstanding – Class A	654,404,397
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$566,859,736
Shares outstanding – Administrator Class	566,860,788
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$21,873,169,794
Shares outstanding – Institutional Class	21,873,297,919
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$5,626,137,554
Shares outstanding – Service Class	5,626,096,522
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$27,272,829
Shares outstanding – Sweep Class	27,272,263
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$25,190,690

Expenses
Advisory fee	14,813,901
Administration fees
Fund level	5,190,072
Class A	782,331
Administrator Class	263,223
Institutional Class	9,174,703
Service Class	3,251,118
Sweep Class	38,891
Shareholder servicing fees
Class A	883,703
Administrator Class	262,177
Service Class	6,761,208
Sweep Class	44,195
Distribution fees
Sweep Class	61,872
Custody and accounting fees	607,298
Professional fees	23,616
Registration fees	25,671
Shareholder report expenses	43,255
Trustees’ fees and expenses	6,998
Other fees and expenses	101,671

Total expenses	42,335,903
Less: Fee waivers and/or expense reimbursements	(18,638,753)

Net expenses	23,697,150

Net investment income	1,493,540

Net increase in net assets resulting from operations	$1,493,540

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage Government Money Market Fund	15

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$1,493,540		$2,949,061
Net realized gains on investments		0		512,083

Net increase in net assets resulting from operations		1,493,540		3,461,144

Distributions to shareholders from
Net investment income
Class A		(35,658)		(95,021)
Administrator Class		(26,394)		(53,944)
Institutional Class		(1,158,053)		(2,204,200)
Service Class		(271,663)		(584,349)
Sweep Class		(1,772)		(11,547)
Net realized gains
Class A		0		(4,965)
Administrator Class		0		(2,834)
Institutional Class		0		(147,011)
Service Class		0		(29,234)
Sweep Class		0		(524)

Total distributions to shareholders		(1,493,540)		(3,133,629)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	919,976,225	919,976,225	1,838,568,173	1,838,568,173
Administrator Class	1,555,409,451	1,555,409,451	4,876,710,130	4,876,710,130
Institutional Class	89,013,205,657	89,013,205,657	174,485,337,964	174,485,337,964
Service Class	19,149,103,031	19,149,103,031	36,731,533,107	36,731,533,107
Sweep Class	56,561,698	56,561,698	632,350,626	632,350,626

		110,694,256,062		218,564,500,000

Reinvestment of distributions
Class A	34,167	34,167	97,091	97,091
Administrator Class	12,039	12,039	26,218	26,218
Institutional Class	566,772	566,772	1,112,563	1,112,563
Service Class	25,022	25,022	44,175	44,175
Sweep Class	1,772	1,772	12,071	12,071

		639,772		1,292,118

Payment for shares redeemed
Class A	(1,202,784,853)	(1,202,784,853)	(1,980,377,857)	(1,980,377,857)
Administrator Class	(1,597,509,821)	(1,597,509,821)	(4,815,072,662)	(4,815,072,662)
Institutional Class	(93,553,170,790)	(93,553,170,790)	(167,834,417,712)	(167,834,417,712)
Service Class	(18,779,806,728)	(18,779,806,728)	(37,295,525,738)	(37,295,525,738)
Sweep Class	(131,201,197)	(131,201,197)	(658,245,099)	(658,245,099)

		(115,264,473,389)		(212,583,639,068)

Net increase (decrease) in net assets resulting from capital share transactions		(4,569,577,555)		5,982,153,050

Total increase (decrease) in net assets		(4,569,577,555)		5,982,480,565

Net assets
Beginning of period		33,317,415,449		27,334,934,884

End of period		$28,747,837,894		$33,317,415,449

Overdistributed net investment income		$(32,091)		$(32,091)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00	0.00 [3]	(0.00)	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	1.22%	4.38%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.60%	0.58%	0.65%	0.64%	0.64%	0.64%
Net expenses	0.16%	0.12%	0.22%	0.28%	0.64%	0.64%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.29%	4.39%	4.57%
Supplemental data
Net assets, end of period (000’s omitted)	$654,398	$937,172	$1,078,873	$777,462	$1,101,904	$1,921,647	$2,866,700

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	17

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Administrator Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00	0.00 [3]	(0.00)	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.02%	1.50%	4.68%	4.92%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.39%	0.37%	0.37%	0.37%
Net expenses	0.16%	0.12%	0.21%	0.28%	0.36%	0.35%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.03%	1.42%	4.55%	4.82%
Supplemental data
Net assets, end of period (000’s omitted)	$566,860	$608,948	$547,278	$788,478	$1,780,294	$1,944,435	$1,179,768

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00	0.00 [3]	(0.00)	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.03%	0.08%	1.65%	4.83%	5.07%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.27%	0.26%	0.25%	0.25%
Net expenses	0.16%	0.12%	0.20%	0.21%	0.22%	0.20%	0.20%
Net investment income	0.01%	0.01%	0.03%	0.10%	1.42%	4.54%	5.00%
Supplemental data
Net assets, end of period (000’s omitted)	$21,873,170	$26,412,568	$19,760,296	$20,661,470	$42,393,921	$23,265,323	$7,766,684

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00	0.00 [3]	(0.00)	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	1.35%	4.52%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.56%	0.54%	0.54%	0.54%
Net expenses	0.16%	0.12%	0.22%	0.28%	0.51%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.31%	4.42%	4.66%
Supplemental data
Net assets, end of period (000’s omitted)	$5,626,138	$5,256,816	$5,820,697	$4,595,307	$6,342,777	$6,350,025	$5,656,867

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	0.00 [2]	(0.00)

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.94%
Net expenses	0.16%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$27,273	$101,911	$127,791

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

22	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Government Money Market Fund	23

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net asset.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements (Unaudited)

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	27

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Government Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	29

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that, except for the three-year performance results, the performance of the Fund was higher than its benchmark, the Lipper U.S. Government Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios, except for the Administrator and Institutional Classes.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rates for the Fund’s Expense Group, except for the Sweep Class. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Administrator and Institutional Classes. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

30	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Government Money Market Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211388 09-12 SA303/SAR303 07-12

Wells Fargo Advantage

Heritage Money Market FundSM

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Heritage Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	3

As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Heritage Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

June 29, 1995

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
23 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
42 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (SHMXX)	06/29/1995	0.00	0.01	1.03	1.81	0.34%	0.34%
Institutional Class (SHIXX)	03/31/2000	0.02	0.03	1.12	1.97	0.22%	0.20%
Select Class (WFJXX)	06/29/2007	0.05	0.10	1.19	2.00	0.18%	0.13%
Service Class (WHTXX)**	06/30/2010	0.00	0.01	1.03	1.81	0.51%	0.43%

*	Returns for periods of less than one year are not annualized.

**	Service Class shares are closed to new investors.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Administrator Class	Institutional Class	Select Class	Service Class
7-Day Current Yield	0.01%	0.07%	0.14%	0.01%
7-Day Compound Yield	0.01%	0.07%	0.14%	0.01%
30-Day Simple Yield	0.01%	0.07%	0.14%	0.01%
30-Day Compound Yield	0.01%	0.07%	0.14%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to the Service Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.07%), 0.05%, 0.09% and (0.24%) for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

6	Wells Fargo Advantage Heritage Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.09	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11	0.22%
Institutional Class
Actual	$1,000.00	$1,000.15	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%
Select Class
Actual	$1,000.00	$1,000.49	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.09	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11	0.22%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit : 20.06%
Banco Del Estado De Chile	0.27%	08/13/2012	$57,000,000	$57,000,000
Banco Del Estado De Chile	0.44	08/08/2012	72,000,000	72,000,000
Bank of Montreal	0.19	08/01/2012	175,000,000	175,000,000
Bank of Montreal	0.20	08/20/2012	52,000,000	51,999,863
Bank of Montreal	0.21	08/21/2012	74,000,000	74,000,000
Bank of Montreal	0.23	09/20/2012	92,000,000	92,000,000
Bank of Nova Scotia	0.21	09/12/2012	22,000,000	22,000,000
Bank of Nova Scotia ±	0.30	10/18/2012	53,000,000	53,000,000
Bank of Nova Scotia	0.72	08/09/2012	13,000,000	13,001,415
Bank of Tokyo-Mitsubishi LLC	0.18	08/06/2012	197,000,000	197,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/24/2012	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/29/2012	79,000,000	79,000,000
Bank of Tokyo-Mitsubishi LLC	0.35	08/03/2012	50,000,000	50,000,416
Barclays Bank plc ±	0.92	03/15/2013	242,000,000	242,000,000
Canadian Imperial Bank ±	0.77	06/03/2013	21,000,000	21,054,508
Citibank NA	0.52	08/09/2012	130,000,000	130,000,000
Citibank NA	0.52	08/13/2012	91,000,000	91,000,000
DNB Nor Bank ASA	0.31	09/13/2012	103,000,000	103,000,000
National Australia Bank Limited ±	0.35	08/16/2012	40,000,000	40,002,812
National Australia Bank Limited	0.40	08/21/2012	111,000,000	111,012,310
National Bank of Kuwait	0.18	08/01/2012	157,000,000	157,000,000
Nordea Bank plc	0.87	09/13/2012	106,000,000	106,012,818
Norinchukin Bank	0.17	08/03/2012	207,000,000	207,000,000
Norinchukin Bank	0.20	08/24/2012	100,000,000	100,000,000
Oversea-Chinese Banking Corporation Limited	0.20	08/02/2012	30,000,000	30,000,000
Oversea-Chinese Banking Corporation Limited	0.23	09/05/2012	15,000,000	15,000,000
Oversea-Chinese Banking Corporation Limited	0.25	08/02/2012	44,000,000	44,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/04/2012	56,000,000	56,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/24/2012	20,000,000	19,999,999
Oversea-Chinese Banking Corporation Limited	0.27	09/28/2012	31,500,000	31,500,000
Royal Bank of Canada ±	0.50	07/26/2013	128,000,000	128,000,000
Royal Bank of Canada ±	0.74	12/17/2012	116,000,000	116,000,000
Skandinaviska Enskilda Banken AG	0.50	10/15/2012	185,000,000	185,000,000
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	312,000,000	312,000,000
Skandinaviska Enskilda Banken AG	0.75	10/12/2012	26,000,000	26,010,864
Standard Chartered Bank ±	0.68	03/04/2013	213,000,000	213,000,000
State Street Bank & Trust	0.17	08/14/2012	196,000,000	196,000,000
State Street Bank & Trust	0.19	08/17/2012	75,000,000	75,000,000
State Street Bank & Trust	0.25	09/17/2012	75,000,000	75,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/01/2012	153,000,000	153,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/02/2012	207,000,000	207,000,000
Sumitomo Mitsui Banking Corporation	0.34	08/08/2012	72,000,000	72,001,818
Svenska Handelsbanken	0.15	08/01/2012	277,600,000	277,600,000
Toronto-Dominion Bank	0.18	08/28/2012	56,000,000	56,000,000
Toronto-Dominion Bank	0.18	08/29/2012	102,000,000	102,000,000
Toronto-Dominion Bank ±	0.45	07/26/2013	65,000,000	65,000,000

Total Certificates of Deposit (Cost $4,799,196,823)				4,799,196,823

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper : 39.14%

Asset-Backed Commercial Paper : 18.81%
Chariot Funding LLC 144A (z)	0.18%	08/13/2012	$59,000,000	$58,996,460
Chariot Funding LLC 144A (z)	0.21	09/12/2012	57,000,000	56,986,035
Charta LLC 144A (z)	0.48	08/20/2012	46,000,000	45,988,347
Ciesco LLC 144A (z)	0.52	09/06/2012	21,270,000	21,258,940
CRC Funding LLC 144A (z)	0.50	09/04/2012	135,000,000	134,936,250
Fairway Finance Corporation 144A (z)	0.18	08/10/2012	10,000,000	9,999,550
Fairway Finance Corporation 144A (z)	0.19	08/02/2012	28,423,000	28,422,850
Fairway Finance Corporation 144A (z)	0.19	08/16/2012	5,013,000	5,012,603
Fairway Finance Corporation 144A (z)	0.22	10/04/2012	27,691,000	27,680,170
Gotham Funding Corporation 144A (z)	0.21	08/09/2012	12,000,000	11,999,440
Gotham Funding Corporation 144A (z)	0.21	08/13/2012	16,000,000	15,998,880
Gotham Funding Corporation 144A (z)	0.21	08/23/2012	54,000,000	53,993,070
Gotham Funding Corporation 144A (z)	0.21	08/01/2012	29,000,000	29,000,000
Gotham Funding Corporation 144A (z)	0.21	08/08/2012	77,500,000	77,496,836
Gotham Funding Corporation 144A (z)	0.21	08/10/2012	37,204,000	37,202,047
Gotham Funding Corporation 144A (z)	0.21	08/17/2012	100,000,000	99,990,667
Gotham Funding Corporation 144A (z)	0.21	08/22/2012	78,000,000	77,990,445
Gotham Funding Corporation 144A (z)	0.21	08/24/2012	22,000,000	21,997,048
Govco LLC 144A (z)	0.50	09/04/2012	97,000,000	96,954,194
Govco LLC 144A (z)	0.50	09/05/2012	82,000,000	81,960,139
Govco LLC 144A (z)	0.50	09/06/2012	81,000,000	80,959,500
Jupiter Securitization Company LLC 144A (z)	0.18	08/13/2012	33,000,000	32,998,020
Jupiter Securitization Company LLC 144A (z)	0.21	08/27/2012	32,689,000	32,684,042
Jupiter Securitization Company LLC 144A (z)	0.21	09/12/2012	57,000,000	56,986,035
Legacy Capital Company 144A (z)	0.60	08/13/2012	48,000,000	47,990,400
Legacy Capital Company 144A (z)	0.60	08/14/2012	48,000,000	47,989,600
Lexington Parker Capital Company LLC (z)	0.60	08/13/2012	48,000,000	47,990,400
Lexington Parker Capital Company LLC 144A (z)	0.60	08/14/2012	48,000,000	47,989,600
Liberty Funding LLC 144A (z)	0.19	08/01/2012	20,000,000	20,000,000
Liberty Funding LLC 144A (z)	0.19	08/15/2012	54,000,000	53,996,010
Liberty Funding LLC 144A (z)	0.19	08/16/2012	40,000,000	39,996,833
Liberty Funding LLC 144A (z)	0.19	08/17/2012	76,000,000	75,993,582
Liberty Funding LLC 144A (z)	0.19	08/24/2012	42,000,000	41,994,902
Liberty Funding LLC 144A (z)	0.20	08/28/2012	71,000,000	70,989,643
Liberty Funding LLC 144A (z)	0.21	08/13/2012	37,000,000	36,997,410
Liberty Funding LLC 144A (z)	0.23	10/26/2012	11,000,000	10,993,956
Market Street Funding Corporation 144A (z)	0.23	08/27/2012	13,298,000	13,295,791
Market Street Funding Corporation 144A (z)	0.26	10/03/2012	10,041,000	10,036,431
Market Street Funding Corporation 144A (z)	0.26	10/16/2012	39,000,000	38,978,593
Market Street Funding Corporation 144A (z)	0.26	10/17/2012	40,121,000	40,098,688
Market Street Funding Corporation 144A (z)	0.26	10/18/2012	22,046,000	22,033,581
MetLife Short Term Funding 144A (z)	0.20	09/24/2012	30,000,000	29,991,000
MetLife Short Term Funding 144A (z)	0.25	10/25/2012	17,000,000	16,989,965
MetLife Short Term Funding LLC 144A (z)	0.20	08/01/2012	49,000,000	49,000,000
MetLife Short Term Funding LLC 144A (z)	0.21	09/12/2012	23,000,000	22,994,365
MetLife Short Term Funding LLC 144A (z)	0.21	08/06/2012	17,000,000	16,999,504
MetLife Short Term Funding LLC 144A (z)	0.21	08/07/2012	51,000,000	50,998,215
MetLife Short Term Funding LLC 144A (z)	0.21	08/02/2012	19,000,000	18,999,889

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding LLC 144A (z)	0.22%	10/04/2012	$45,250,000	$45,231,858
MetLife Short Term Funding LLC 144A (z)	0.22	08/15/2012	22,000,000	21,998,118
MetLife Short Term Funding LLC 144A (z)	0.23	10/02/2012	25,760,000	25,749,796
MetLife Short Term Funding LLC 144A (z)	0.24	10/24/2012	57,700,000	57,667,688
MetLife Short Term Funding LLC 144A (z)	0.25	10/09/2012	25,000,000	24,988,021
MetLife Short Term Funding LLC 144A (z)	0.25	09/05/2012	9,125,000	9,122,782
MetLife Short Term Funding LLC 144A (z)	0.25	09/06/2012	39,000,000	38,990,250
MetLife Short Term Funding LLC 144A (z)	0.25	10/15/2012	25,500,000	25,486,719
Old Line Funding LLC 144A (z)	0.18	08/13/2012	20,000,000	19,998,800
Old Line Funding LLC 144A (z)	0.18	08/15/2012	21,060,000	21,058,526
Old Line Funding LLC 144A (z)	0.18	08/20/2012	29,000,000	28,997,245
Old Line Funding LLC 144A (z)	0.19	08/27/2012	36,118,000	36,113,044
Regency Markets No.1 LLC 144A (z)	0.23	08/28/2012	42,395,000	42,387,687
Salisbury Receivables Company 144A (z)	0.22	08/28/2012	8,000,000	7,998,680
Salisbury Receivables Company 144A (z)	0.22	08/30/2012	23,000,000	22,995,924
Salisbury Receivables Company 144A (z)	0.23	08/14/2012	28,000,000	27,997,674
Salisbury Receivables Company 144A (z)	0.23	08/17/2012	15,000,000	14,998,467
Salisbury Receivables Company 144A (z)	0.23	08/22/2012	31,000,000	30,995,841
Salisbury Receivables Company 144A (z)	0.24	09/10/2012	13,000,000	12,996,533
Salisbury Receivables Company 144A (z)	0.27	09/13/2012	39,000,000	38,987,112
Salisbury Receivables Company 144A (z)	0.27	09/25/2012	11,000,000	10,995,463
Salisbury Receivables Company 144A (z)	0.27	09/26/2012	23,000,000	22,990,340
Salisbury Receivables Company 144A (z)	0.27	09/27/2012	16,000,000	15,993,160
Salisbury Receivables Company 144A (z)	0.28	09/06/2012	23,000,000	22,993,560
Salisbury Receivables Company 144A (z)	0.32	08/29/2012	16,000,000	15,996,018
Salisbury Receivables Company 144A (z)	0.34	10/04/2012	7,000,000	6,995,769
Sheffield Receivables Corporation 144A (z)	0.22	08/29/2012	20,000,000	19,996,578
Solitaire Funding LLC 144A (z)	0.23	08/28/2012	118,000,000	117,979,645
Solitaire Funding LLC 144A (z)	0.30	08/01/2012	22,000,000	22,000,000
Solitaire Funding LLC 144A (z)	0.30	08/06/2012	35,000,000	34,998,542
Solitaire Funding LLC 144A (z)	0.30	08/08/2012	41,000,000	40,997,608
Solitaire Funding LLC 144A (z)	0.30	08/15/2012	68,000,000	67,992,067
Straight-A Funding LLC 144A (z)	0.18	08/16/2012	12,000,000	11,999,100
Straight-A Funding LLC 144A (z)	0.18	08/14/2012	10,000,000	9,999,350
Straight-A Funding LLC 144A (z)	0.18	08/17/2012	17,172,000	17,170,626
Straight-A Funding LLC 144A (z)	0.18	08/30/2012	100,000,000	99,985,500
Straight-A Funding LLC 144A (z)	0.18	09/05/2012	37,000,000	36,993,525
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	17,070,000	17,064,623
Straight-A Funding LLC 144A (z)	0.18	10/10/2012	22,000,000	21,992,300
Straight-A Funding LLC 144A (z)	0.18	10/17/2012	51,000,000	50,980,365
Straight-A Funding LLC 144A (z)	0.18	10/23/2012	80,344,000	80,310,657
Straight-A Funding LLC 144A (z)	0.18	10/25/2012	65,295,000	65,267,250
Surrey Funding Corporation 144A (z)	0.22	08/28/2012	8,000,000	7,998,680
Surrey Funding Corporation 144A (z)	0.22	08/17/2012	14,000,000	13,998,631
Surrey Funding Corporation 144A (z)	0.28	09/17/2012	8,000,000	7,997,075
Surrey Funding Corporation 144A (z)	0.28	09/18/2012	12,600,000	12,595,296
Sydney Capital Corporation 144A (z)	0.30	09/21/2012	45,700,000	45,680,577
Sydney Capital Corporation 144A (z)	0.30	08/13/2012	37,100,000	37,096,290
Sydney Capital Corporation 144A (z)	0.30	09/13/2012	37,100,000	37,086,706
Sydney Capital Corporation 144A (z)	0.30	09/14/2012	47,000,000	46,982,766

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Sydney Capital Corporation 144A (z)	0.30%	10/03/2012	$35,000,000	$34,981,625
Thunder Bay Funding LLC 144A (z)	0.18	08/08/2012	66,049,000	66,046,688
Thunder Bay Funding LLC 144A (z)	0.18	08/14/2012	40,000,000	39,997,400
Thunder Bay Funding LLC 144A (z)	0.18	08/15/2012	44,764,000	44,760,866
Thunder Bay Funding LLC 144A (z)	0.18	08/20/2012	81,000,000	80,991,883
Thunder Bay Funding LLC 144A (z)	0.19	08/27/2012	28,052,000	28,048,151
Victory Receivables 144A (z)	0.21	08/02/2012	36,544,000	36,543,787
Victory Receivables 144A (z)	0.21	08/03/2012	11,348,000	11,347,868
Victory Receivables 144A (z)	0.21	08/08/2012	21,000,000	20,999,142
Victory Receivables 144A (z)	0.21	08/09/2012	25,497,000	25,495,810
Victory Receivables 144A (z)	0.21	08/10/2012	22,000,000	21,998,845
Victory Receivables 144A (z)	0.21	08/13/2012	40,000,000	39,997,200
Victory Receivables 144A (z)	0.21	08/14/2012	73,000,000	72,994,465
Victory Receivables 144A (z)	0.21	08/16/2012	61,000,000	60,994,662
Victory Receivables 144A (z)	0.21	08/17/2012	81,957,000	81,949,351
Victory Receivables 144A (z)	0.21	08/23/2012	74,000,000	73,990,503
Victory Receivables 144A (z)	0.21	08/22/2012	49,544,000	49,537,931
Victory Receivables 144A (z)	0.21	08/24/2012	34,000,000	33,995,439
White Point Funding Incorporated 144A (z)	0.52	10/22/2012	12,000,000	11,985,787
White Point Funding Incorporated 144A (z)	0.57	08/20/2012	17,404,000	17,398,764

				4,500,774,925

Financial Company Commercial Paper : 16.40%
ANZ National Limited 144A (z)	0.28	09/20/2012	77,000,000	76,970,056
ANZ National Limited 144A (z)	0.22	08/02/2012	41,000,000	40,999,749
ANZ National Limited 144A (z)	0.22	08/10/2012	84,000,000	83,995,380
ANZ National Limited 144A (z)	0.29	09/25/2012	71,000,000	70,968,543
ANZ National Limited 144A (z)	0.29	10/02/2012	69,000,000	68,965,538
ASB Finance Limited 144A ±	0.54	02/25/2013	98,000,000	98,000,000
ASB Finance Limited 144A ±	0.64	04/08/2013	61,000,000	61,000,000
Banco De Chile 144A (z)	0.66	09/25/2012	21,000,000	20,978,825
Banco De Chile 144A (z)	0.67	08/06/2012	8,000,000	7,999,256
Banco De Chile 144A (z)	0.67	08/23/2012	16,000,000	15,993,449
Banco De Chile 144A (z)	0.67	08/28/2012	26,000,000	25,986,936
Banco De Chile 144A (z)	0.67	08/08/2012	12,000,000	11,998,437
Banco De Chile 144A (z)	0.70	09/06/2012	9,000,000	8,993,700
Barclays Bank plc 144A (z)	0.24	08/20/2012	97,000,000	96,987,713
BNZ International Funding Limited 144A (z)	0.24	08/03/2012	17,000,000	16,999,778
BNZ International Funding Limited 144A (z)	0.28	09/12/2012	23,000,000	22,992,487
BNZ International Funding Limited 144A (z)	0.28	09/14/2012	22,000,000	21,992,471
BNZ International Funding Limited 144A (z)	0.53	02/28/2013	13,000,000	13,000,088
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/07/2012	40,000,000	39,998,800
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/16/2012	47,000,000	46,996,475
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/17/2012	20,000,000	19,998,400
Caisse Centrale Desjardins du Quebec 144A (z)	0.19	08/20/2012	92,000,000	91,990,774
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/08/2012	53,250,000	53,247,929
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/09/2012	10,000,000	9,999,556
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/10/2012	14,000,000	13,999,300
Caisse Centrale Desjardins du Quebec 144A (z)	0.21	08/03/2012	9,000,000	8,999,895
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10/16/2012	18,000,000	17,991,640

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A (z)	0.25%	09/04/2012	$27,700,000	$27,693,460
Commonwealth Bank of Australia 144A (z)	0.19	08/01/2012	124,000,000	124,000,000
DBS Bank Limited 144A (z)	0.22	09/04/2012	14,000,000	13,997,091
DBS Bank Limited 144A (z)	0.23	08/02/2012	32,000,000	31,999,796
DBS Bank Limited 144A (z)	0.25	08/20/2012	57,000,000	56,992,479
DBS Bank Limited 144A (z)	0.25	08/30/2012	19,000,000	18,996,174
DBS Bank Limited 144A (z)	0.26	09/07/2012	20,000,000	19,994,656
DBS Bank Limited 144A (z)	0.26	09/13/2012	41,000,000	40,987,267
DBS Bank Limited 144A (z)	0.26	10/01/2012	21,000,000	20,990,748
DBS Bank Limited 144A (z)	0.26	10/25/2012	118,000,000	117,927,561
DBS Bank Limited 144A (z)	0.26	10/29/2012	42,000,000	41,973,003
DBS Bank Limited 144A (z)	0.27	10/05/2012	101,000,000	100,950,871
DNB Nor Bank ASA 144A (z)	0.31	09/11/2012	106,000,000	105,962,576
JPMorgan Chase & Company (z)	0.28	10/30/2012	96,000,000	95,932,800
National Australia Funding Corporation 144A (z)	0.18	08/07/2012	164,000,000	163,995,012
Nationwide Building Society 144A (z)	0.55	10/01/2012	42,000,000	41,960,858
Nationwide Building Society 144A (z)	0.58	10/12/2012	42,000,000	41,951,280
Nordea North America (z)	0.30	09/07/2012	105,000,000	104,967,625
Oversea-Chinese Banking Corporation Limited (z)	0.23	09/18/2012	58,000,000	57,982,213
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/17/2012	28,000,000	27,996,889
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/22/2012	36,000,000	35,994,750
Oversea-Chinese Banking Corporation Limited (z)	0.26	09/06/2012	8,000,000	7,997,920
Oversea-Chinese Banking Corporation Limited (z)	0.26	09/26/2012	60,000,000	59,975,360
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	6,420,000	6,419,768
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/29/2012	23,000,000	22,995,170
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/30/2012	16,000,000	15,996,520
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/11/2012	40,000,000	39,978,700
Oversea-Chinese Banking Corporation Limited (z)	0.30	09/10/2012	12,000,000	11,996,000
Oversea-Chinese Banking Corporation Limited (z)	0.32	10/09/2012	29,100,000	29,083,973
Principal Life Insurance 144A (z)	0.20	08/03/2012	8,000,000	7,999,911
Principal Life Insurance 144A (z)	0.20	08/06/2012	19,000,000	18,999,472
Principal Life Insurance 144A (z)	0.20	08/17/2012	7,000,000	6,999,378
Suncorp Group Limited 144A (z)	0.45	09/13/2012	60,000,000	59,967,750
Suncorp Group Limited 144A (z)	0.45	09/10/2012	23,000,000	22,988,500
Suncorp Group Limited 144A (z)	0.45	09/12/2012	21,000,000	20,988,975
Suncorp Group Limited 144A (z)	0.45	09/17/2012	43,000,000	42,974,738
Suncorp Group Limited 144A (z)	0.46	08/20/2012	25,000,000	24,993,931
Suncorp Group Limited 144A (z)	0.46	08/09/2012	23,000,000	22,997,649
Suncorp Group Limited 144A (z)	0.47	08/02/2012	38,000,000	37,999,504
Swedbank (z)	0.30	08/08/2012	50,000,000	49,997,083
Swedbank (z)	0.30	08/09/2012	80,000,000	79,994,667
Swedbank (z)	0.30	08/10/2012	78,000,000	77,994,150
Swedbank (z)	0.33	09/18/2012	2,000,000	1,999,120
Swedbank (z)	0.42	08/29/2012	61,000,000	60,980,073
Swedbank (z)	0.42	09/10/2012	81,000,000	80,962,200
Swedbank (z)	0.42	09/11/2012	83,000,000	82,960,298
Toyota Credit Canada Incorporated (z)	0.20	09/25/2012	16,000,000	15,995,111
Toyota Credit Canada Incorporated (z)	0.20	09/26/2012	9,000,000	8,997,200
UOB Funding LLC (z)	0.21	08/27/2012	33,000,000	32,994,995
UOB Funding LLC (z)	0.25	09/13/2012	55,000,000	54,983,576

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Westpac Banking Corporation 144A (z)	0.26%	09/17/2012	$38,550,000	$38,536,914
Westpac Securities NZ Limited 144A (z)	0.30	09/17/2012	35,000,000	34,986,292
Westpac Securities NZ Limited 144A (z)	0.30	09/21/2012	64,000,000	63,972,800
Westpac Securities NZ Limited 144A ±	0.54	02/22/2013	100,000,000	100,000,000
Westpac Securities NZ Limited 144A ±	0.54	02/25/2013	60,000,000	60,000,000
Westpac Securities NZ Limited 144A ±	0.61	07/22/2013	97,000,000	97,000,000
Westpac Securities NZ Limited 144A ±	0.64	04/08/2013	118,000,000	118,018,736
Westpac Securities NZ Limited 144A ±	0.66	04/15/2013	40,000,000	40,014,211

				3,923,032,929

Other Commercial Paper : 3.93%
CNPC Finance 144A (z)	0.38	09/17/2012	72,000,000	71,964,280
CNPC Finance 144A (z)	0.39	09/24/2012	38,000,000	37,977,770
CNPC Finance 144A (z)	0.42	08/21/2012	33,000,000	32,992,300
CNPC Finance 144A (z)	0.42	08/22/2012	33,000,000	32,991,915
CNPC Finance 144A (z)	0.42	08/27/2012	40,000,000	39,987,867
CNPC Finance 144A (z)	0.42	09/05/2012	20,000,000	19,991,833
CNPC Finance 144A (z)	0.42	08/02/2012	20,000,000	19,999,767
Coca-Cola Company 144A (z)	0.16	08/06/2012	30,000,000	29,999,333
Coca-Cola Company 144A (z)	0.16	08/07/2012	64,000,000	63,998,293
Coca-Cola Company 144A (z)	0.22	10/22/2012	51,000,000	50,974,443
General Electric Company (z)	0.15	08/21/2012	107,000,000	106,991,083
General Electric Company (z)	0.15	08/22/2012	107,000,000	106,990,638
Louis Dreyfus Commodities LLC (z)	0.42	08/01/2012	60,000,000	60,000,000
Louis Dreyfus Commodities LLC (z)	0.55	08/03/2012	24,000,000	23,999,353
Louis Dreyfus Commodities LLC (z)	0.55	08/06/2012	38,000,000	37,997,097
Toyota Motor Credit Corporation (z)	0.19	08/21/2012	84,000,000	83,991,133
Toyota Motor Credit Corporation (z)	0.20	08/24/2012	18,000,000	17,997,700
Toyota Motor Credit Corporation (z)	0.20	08/28/2012	62,000,000	61,990,700
Toyota Motor Credit Corporation (z)	0.20	08/29/2012	40,000,000	39,993,778

				940,829,283

Total Commercial Paper (Cost $9,364,637,137)				9,364,637,137

Municipal Obligations : 23.26%

Alabama : 0.04%

Variable Rate Demand Note § : 0.04%
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (IDR, JPMorgan Chase Bank LOC)	0.21	03/01/2027	10,000,000	10,000,000

Alaska : 0.08%

Variable Rate Demand Note § : 0.08%
Valdez AK Marine Terminal Exxon Pipeline Project (IDR)	0.15	10/01/2025	20,090,000	20,090,000

Arizona : 0.19%

Variable Rate Demand Notes § : 0.19%
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase Bank LOC)	0.17	05/01/2041	39,560,000	39,560,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)	0.21	07/01/2035	6,535,000	6,535,000

				46,095,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

California : 3.45%

Other Municipal Debt : 0.40%
California Series 2011B-5 (GO)	0.18%	08/17/2012	$5,000,000	$5,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.75	08/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	16,000,000	16,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	13,000,000	13,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	09/17/2012	18,000,000	18,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 14 (Utilities Revenue)	0.20	09/10/2012	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 758 (Utilities Revenue)	0.19	08/02/2012	20,000,000	20,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	09/12/2012	9,000,000	9,000,000

				95,000,000

Variable Rate Demand Notes § : 3.05%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	07/01/2047	14,190,000	14,190,000
California HFA Series B (Housing Revenue, FNMA LOC)	0.17	08/01/2036	5,110,000	5,110,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.22	07/01/2035	64,965,000	64,965,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.19	07/01/2033	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Rand Corporation Series B (IDR, Bank of America NA LOC)	0.18	04/01/2042	16,340,000	16,340,000
California Statewide CDA Rady Children’s Hospital Series A (Health Revenue, U.S. Bank NA LOC)	0.13	08/15/2047	63,845,000	63,845,000
Golden State Tobacco Securitization Corporation CA Series 3107 (Tobacco Revenue, BHAC-CR AMBAC-TCRS-BNY Insured, Morgan Stanley Bank LIQ) 144A	0.23	12/01/2045	25,710,000	25,710,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B (Health Revenue, Bank of America NA LOC)	0.19	12/01/2038	19,300,000	19,300,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B-2 (Health Revenue, Bank of America NA LOC)	0.19	12/01/2037	31,800,000	31,800,000
Los Angeles CA Multi-Family Housing Fountain Park (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	03/15/2034	32,615,000	32,615,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.18	08/12/2012	61,070,000	61,070,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	24,765,000	24,765,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.22	12/01/2040	52,580,000	52,580,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.20	02/01/2035	18,000,000	18,000,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.20	08/15/2028	48,900,000	48,900,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.21	08/01/2037	31,295,000	31,295,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/07/2012	47,945,000	47,945,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3966 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	18,000,000	18,000,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank SPA)	0.14	04/01/2038	31,750,000	31,750,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.13%	04/01/2038	$11,800,000	$11,800,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.20	04/01/2030	54,250,000	54,250,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.29	11/01/2041	4,000,000	4,000,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project A (Water & Sewer Revenue, BHAC-CR MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.23	09/01/2038	23,570,000	23,570,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.23	05/15/2035	10,430,000	10,430,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/01/2045	8,875,000	8,875,000

				730,105,000

Colorado : 1.54%

Variable Rate Demand Notes § : 1.54%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	10/01/2033	13,665,000	13,665,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	11/01/2036	1,220,000	1,220,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.16	11/01/2026	12,240,000	12,240,000
Colorado HFA Class I Series A-2 (Housing Revenue, FNMA LOC)	0.21	05/01/2038	10,185,000	10,185,000
Colorado HFA Class I Series B-1 (Housing Revenue, Go of Authority, JPMorgan Chase Bank NA)	0.23	10/01/2038	50,675,000	50,675,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase Bank NA)	0.22	04/01/2038	12,590,000	12,590,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.17	11/01/2036	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	05/01/2050	80,815,000	80,815,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	19,905,000	19,905,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	19,000,000	19,000,000
Denver CO Public Schools Series A-1 (Lease Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.17	12/15/2037	14,845,000	14,845,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	46,000,000	46,000,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.16	04/01/2040	62,735,000	62,735,000

				369,320,000

Connecticut : 0.14%

Variable Rate Demand Note § : 0.14%
Connecticut State HFA Subseries 2011 E-3 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.13	11/15/2041	33,000,000	33,000,000

District of Columbia : 0.51%

Other Municipal Debt : 0.06%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.20	09/17/2012	7,200,000	7,200,000
Metropolitan Washington DC Airports Authority Series 1-C (Airport Revenue)	0.21	08/14/2012	6,500,000	6,500,000

				13,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § : 0.45%
District of Columbia PUTTER Series 4026 (GO, JPMorgan Chase & Company LIQ) 144A	0.18%	09/28/2012	$5,000,000	$5,000,000
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	04/01/2038	70,400,000	70,400,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.19	10/01/2039	33,590,000	33,590,000

				108,990,000

Florida : 0.25%

Variable Rate Demand Notes § : 0.25%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.15	03/01/2038	5,530,000	5,530,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue) 144A	0.20	01/01/2020	7,995,000	7,995,000
Palm Bay FL Special Obligation Variable Taxable Pension Funding Project (Miscellaneous Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.55	10/01/2037	24,260,000	24,260,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2013	11,940,000	11,940,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2032	10,940,000	10,940,000

				60,665,000

Georgia : 0.31%

Variable Rate Demand Notes § : 0.31%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.15	08/01/2040	25,245,000	25,245,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.26	04/01/2024	40,700,000	40,700,000
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.25	05/01/2020	8,000,000	8,000,000

				73,945,000

Illinois : 1.27%

Variable Rate Demand Notes § : 1.27%
Chicago IL Metropolitan Water Reclamation PFOTER Series 727 (Tax Revenue, Bank of America NA LIQ) 144A	0.23	12/01/2028	47,810,000	47,810,000
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.19	01/01/2025	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.19	01/01/2035	20,040,000	20,040,000
Chicago IL PFOTER Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.15	01/01/2041	7,985,000	7,985,000
Chicago IL Series B-1 (GO, JPMorgan Chase & Company LOC)	0.17	01/01/2034	14,645,000	14,645,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.14	05/01/2014	17,780,000	17,780,000
Cook County IL Series A (GO, Bank of America NA SPA)	0.21	11/01/2023	25,680,000	25,680,000
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17	11/01/2030	19,000,000	19,000,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	28,000,000	28,000,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank LOC)	0.38	09/01/2032	12,440,000	12,440,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.15	04/01/2033	24,635,000	24,635,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.16%	09/01/2035	$43,570,000	$43,570,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)	0.22	01/01/2027	13,090,000	13,090,000
Illinois International Port District Facilities (Port Authority Revenue, U.S. Bank NA LOC)	0.16	01/01/2023	8,000,000	8,000,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.15	07/01/2030	16,000,000	16,000,000

				303,810,000

Indiana : 0.35%

Variable Rate Demand Notes § : 0.35%
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase Bank LOC)	0.19	03/01/2033	20,375,000	20,375,000
Indiana Housing & CDA Series B-3 (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	07/01/2036	14,060,000	14,060,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank LOC)	0.18	01/01/2040	49,450,000	49,450,000

				83,885,000

Kentucky : 0.36%

Variable Rate Demand Notes § : 0.36%
Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.17	10/01/2034	26,000,000	26,000,000
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.29	09/01/2037	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.20	03/01/2021	6,000,000	6,000,000
Louisville & Jefferson Counties KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.18	12/12/2012	35,000,000	35,000,000

				87,000,000

Louisiana : 0.80%

Variable Rate Demand Notes § : 0.80%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.15	08/01/2035	44,500,000	44,500,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.16	08/01/2030	71,440,000	71,440,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.29	02/01/2045	16,280,000	16,280,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16	11/01/2040	39,200,000	39,200,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	18,700,000	18,700,000

				190,120,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Maryland : 0.38%

Variable Rate Demand Notes § : 0.38%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.25%	07/01/2032	$45,210,000	$45,210,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.24	07/01/2043	44,500,000	44,500,000

				89,710,000

Massachusetts : 0.38%

Variable Rate Demand Notes § : 0.38%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase Bank SPA)	0.15	01/01/2029	15,000,000	15,000,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.23	10/01/2034	10,330,000	10,330,000
Massachusetts Water Resources Authority Series A-1 (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.14	08/01/2037	19,675,000	19,675,000
Massachusetts Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured, Bank of America NA SPA)	0.22	11/01/2026	20,085,000	20,085,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.16	08/01/2037	26,930,000	26,930,000

				92,020,000

Michigan : 1.25%

Variable Rate Demand Notes § : 1.25%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.26	09/01/2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	09/01/2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.19	09/01/2050	22,000,000	22,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.17	04/01/2040	16,335,000	16,335,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.20	10/01/2037	62,295,000	62,295,000
University of Michigan Series B (Education Revenue, Northern Trust Company SPA)	0.14	04/01/2042	10,000,000	10,000,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.17	12/01/2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.18	12/01/2033	37,320,000	37,320,000

				297,950,000

Minnesota : 0.17%

Variable Rate Demand Notes § : 0.17%
Minnesota HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2038	2,770,000	2,770,000
Minnesota HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2048	4,400,000	4,400,000
Minnesota Office of Higher Education Supplemental Student Loan Program Series A (Education Revenue, U.S. Bank NA LOC)	0.15	09/01/2046	10,500,000	10,500,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.16%	09/01/2046	$9,200,000	$9,200,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.38	05/01/2042	13,000,000	13,000,000

				39,870,000

Mississippi : 0.34%

Variable Rate Demand Notes § : 0.34%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Series D (IDR)	0.16	11/01/2035	11,200,000	11,200,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	15,600,000	15,600,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.16	11/01/2035	16,000,000	16,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.24	11/01/2028	415,000	415,000
Mississippi State Nissan Project Series B (GO, Bank of America NA SPA)	0.23	11/01/2028	37,995,000	37,995,000

				81,210,000

Missouri : 0.03%

Variable Rate Demand Note § : 0.03%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, JPMorgan Chase Bank SPA)	0.17	12/01/2037	8,000,000	8,000,000

Nevada : 0.21%

Variable Rate Demand Notes § : 0.21%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	03/01/2038	29,000,000	29,000,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	05/01/2037	20,300,000	20,300,000

				49,300,000

New Hampshire : 0.22%

Variable Rate Demand Notes § : 0.22%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.15	06/01/2038	24,815,000	24,815,000
New Hampshire HEFA Taxable Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.18	12/01/2032	27,305,000	27,305,000

				52,120,000

New Jersey : 0.21%

Variable Rate Demand Notes § : 0.21%
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2032	24,000,000	24,000,000
New Jersey EDA Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2026	16,000,000	16,000,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Water & Sewer Revenue)	0.19	06/01/2044	10,000,000	10,000,000

				50,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

New Mexico : 0.12%

Variable Rate Demand Notes § : 0.12%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue)	0.30%	04/01/2037	$12,000,000	$12,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15	11/01/2039	17,270,000	17,270,000

				29,270,000

New York : 2.25%

Variable Rate Demand Notes § : 2.25%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.19	01/01/2040	17,380,000	17,380,000
Metropolitan Transportation Authority of New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC)	0.14	11/01/2022	13,000,000	13,000,000
Metropolitan Transportation Authority of New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2025	16,100,000	16,100,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.18	01/01/2036	9,220,000	9,220,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.26	01/01/2016	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.18	06/15/2025	57,360,000	57,360,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.15	06/15/2044	27,000,000	27,000,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.13	08/01/2027	12,700,000	12,700,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.18	04/01/2036	33,000,000	33,000,000
New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.25	05/01/2028	28,000,000	28,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	05/01/2029	74,505,000	74,505,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	11/01/2033	8,000,000	8,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.17	11/01/2033	2,000,000	2,000,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.25	07/01/2034	19,380,000	19,380,000
New York State HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	05/15/2041	40,000,000	40,000,000
New York State HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.17	05/15/2041	60,000,000	60,000,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.16	05/15/2041	50,000,000	50,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.16	06/15/2019	20,675,000	20,675,000
New York State Urban Development Corporate Revenue Series A3A (Tax Revenue, JPMorgan Chase & Company SPA)	0.15	03/15/2033	24,150,000	24,150,000
New York State Urban Development Corporate Revenue Series A3D (Tax Revenue, JPMorgan Chase & Company SPA)	0.15	03/15/2033	18,500,000	18,500,000

				537,970,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Ohio : 0.96%

Variable Rate Demand Notes § : 0.96%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.15%	06/01/2034	$25,500,000	$25,500,000
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2037	32,765,000	32,765,000
Franklin County OH Health Care Facilities Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.15	07/01/2036	11,450,000	11,450,000
Hamilton County OH Parking System (Transportation Revenue, JPMorgan Chase & Company LOC)	0.17	12/01/2026	11,900,000	11,900,000
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue, Royal Bank of Canada SPA)	0.15	05/01/2038	18,835,000	18,835,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.16	10/01/2041	8,000,000	8,000,000
Ohio Housing Finance Agency Mortgage (Housing Revenue, FHLB SPA)	0.16	09/01/2036	19,850,000	19,850,000
Ohio Housing Finance Agency Mortgage (Housing Revenue, Citibank NA SPA)	0.25	09/01/2036	54,700,000	54,700,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.17	12/01/2037	12,655,000	12,655,000
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Health Revenue, JPMorgan Chase Bank LOC)	0.17	03/01/2039	33,350,000	33,350,000

				229,005,000

Oklahoma : 0.08%

Variable Rate Demand Note § : 0.08%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase Bank SPA)	0.17	01/01/2028	18,000,000	18,000,000

Oregon : 0.11%

Variable Rate Demand Note § : 0.11%
Port of Portland Oregon Special Obligation Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.16	03/01/2036	27,300,000	27,300,000

Pennsylvania : 1.42%

Variable Rate Demand Notes § : 1.42%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	04/15/2039	15,650,000	15,650,000
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.15	12/01/2041	30,980,000	30,980,000
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A (l)	0.15	11/01/2012	9,970,000	9,970,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.15	07/01/2037	38,100,000	38,100,000
Montgomery County PA IDA New Regional Medical Center PFOTER Series PT-4674 (Health Revenue, FHA Insured, Bank of America NA SPA) 144A	0.23	08/01/2038	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.23	08/01/2030	8,500,000	8,500,000
Pennsylvania Housing Finance Agency Series 100-C (Housing Revenue, JPMorgan Chase Bank SPA)	0.20	04/01/2038	28,525,000	28,525,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Pennsylvania Housing Finance Agency Series 81C (Housing Revenue, Royal Bank of Canada SPA)	0.16%	10/01/2034	$14,900,000	$14,900,000
Pennsylvania Housing Finance Agency Series 86B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.18	04/01/2035	20,000,000	20,000,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.17	10/01/2036	6,270,000	6,270,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.18	10/01/2035	27,485,000	27,485,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase Bank SPA)	0.20	04/01/2037	37,185,000	37,185,000
Pennsylvania Housing Finance Agency Series C (Housing Revenue, GO of Agency Housing & Urban Development Section 8 Insured, Bank of America NA SPA)	0.22	07/01/2020	9,900,000	9,900,000
Pennsylvania Housing Finance PFOTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144A	0.23	10/01/2039	12,725,000	12,725,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/01/2038	2,000,000	2,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.47	11/01/2039	26,885,000	26,885,000
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.15	03/01/2022	35,510,000	35,510,000

				338,585,000

Puerto Rico : 0.13%

Variable Rate Demand Note § : 0.13%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.17	08/01/2057	31,716,933	31,716,933

Rhode Island : 0.07%

Variable Rate Demand Note § : 0.07%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, RBS Citizens Bank LOC)	0.14	09/01/2034	15,700,000	15,700,000

South Carolina : 0.43%

Other Municipal Debt : 0.21%
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/21/2012	6,000,000	6,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/22/2012	10,000,000	10,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/27/2012	9,001,000	9,001,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/20/2012	8,000,000	8,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/23/2012	2,900,000	2,900,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	5,000,000	5,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-3 (Utilities Revenue)	0.45	09/04/2012	10,550,000	10,550,000

				51,451,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Note § : 0.22%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.23%	12/01/2028	$52,115,000	$52,115,000

South Dakota : 0.11%

Variable Rate Demand Notes § : 0.11%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.16	11/01/2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.16	05/01/2037	10,800,000	10,800,000

				25,800,000

Tennessee : 0.41%

Variable Rate Demand Notes § : 0.41%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR)	0.26	01/01/2028	23,000,000	23,000,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.20	07/01/2033	7,415,000	7,415,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.21	07/01/2033	1,450,000	1,450,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) 144A	0.18	10/01/2013	11,000,000	11,000,000
Knox County TN Health Educational and Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.19	01/01/2033	16,945,000	16,945,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.16	01/01/2034	13,985,000	13,985,000
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Municipal Government Guaranty Insured, Bank of America NA SPA)	0.35	06/01/2020	24,370,000	24,370,000

				98,165,000

Texas : 3.93%

Variable Rate Demand Notes § : 3.93%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.17	11/15/2017	13,200,000	13,200,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.20	05/01/2033	14,000,000	14,000,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project A (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.18	09/01/2039	13,900,000	13,900,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2029	20,000,000	20,000,000
Lower Neches Valley TX IDA ExxonMobil Project (IDR)	0.14	05/01/2046	30,280,000	30,280,000
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.24	04/01/2022	9,000,000	9,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.21	01/01/2051	12,500,000	12,500,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2049	45,400,000	45,400,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (IDR)	0.16	04/01/2040	10,000,000	10,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.15	12/01/2039	9,000,000	9,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15%	12/01/2039	$13,400,000	$13,400,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.16	04/01/2040	15,300,000	15,300,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.16	11/01/2040	24,450,000	24,450,000
Port Arthur TX Navigation District Environmental Facilities Various Refunding Motiva Enterprises LLC Project Series 2010C (Resource Recovery Revenue)	0.15	04/01/2040	15,100,000	15,100,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.22	01/01/2032	5,000,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	62,000,000	62,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	18,000,000	18,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	06/01/2045	2,100,000	2,100,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	110,000,000	110,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	90,000,000	90,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	86,820,000	86,820,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	100,710,000	100,710,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	91,000,000	91,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	104,595,000	104,595,000
Texas Veterans Housing Class ID (GO, JPMorgan Chase Bank SPA)	0.21	06/01/2020	4,585,000	4,585,000
Texas Veterans Housing Class II Series E (GO, JPMorgan Chase Bank SPA)	0.21	12/01/2026	20,560,000	20,560,000

				940,900,000

Utah : 0.04%

Variable Rate Demand Note § : 0.04%
Utah State Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.17	11/01/2045	9,229,000	9,229,000

Virginia : 0.03%

Variable Rate Demand Note § : 0.03%
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.14	12/01/2038	8,000,000	8,000,000

Washington : 0.12%

Variable Rate Demand Notes § : 0.12%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	02/28/2013	13,270,000	13,270,000
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	02/01/2040	8,000,000	8,000,000
Washington State Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	06/01/2027	7,805,000	7,805,000

				29,075,000

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin : 0.24%

Variable Rate Demand Notes § : 0.24%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.19%	09/01/2035	$6,080,000	$6,080,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	05/01/2030	8,135,000	8,135,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	11/01/2030	14,060,000	14,060,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase & Company LIQ)	0.19	07/01/2013	9,975,000	9,975,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.13	12/01/2033	18,700,000	18,700,000

				56,950,000

Wyoming : 0.33%

Variable Rate Demand Notes § : 0.33%
Wyoming CDA (Housing Revenue, Bank of America NA SPA)	0.21	12/01/2032	31,000,000	31,000,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.15	06/01/2035	11,215,000	11,215,000
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.15	12/01/2043	36,150,000	36,150,000

				78,365,000

Total Municipal Obligations (Cost $5,563,501,933)				5,563,501,933

Other Instruments : 0.25%
American Honda Finance Corporation Floating Rate Note 144A ±	0.69	08/28/2012	27,000,000	27,009,031
City of Austin TX Municipal Commercial Paper (z)	0.19	08/09/2012	9,165,000	9,164,613
District of Columbia Multimodal Revenue Municipal Commercial Paper	0.18	08/16/2012	6,100,000	6,100,000
Oakland-Alameda County Series A-2 Municipal Commercial Paper	0.23	09/05/2012	11,680,000	11,680,000
University of Chicago Series A Municipal Commercial Paper (z)	0.18	08/15/2012	6,000,000	5,999,580

Total Other Instruments (Cost $59,953,224)				59,953,224

Government Agency Debt : 2.12%
FHLB ±	0.30	02/05/2013	57,000,000	56,988,153
FHLB ±	0.31	03/07/2013	84,000,000	83,984,757
FHLB ±	0.31	05/09/2013	18,000,000	17,995,777
FHLB ±	0.32	03/28/2013	87,500,000	87,488,012
FHLB ±	0.33	05/02/2013	45,000,000	44,993,124
FHLB ±	0.34	04/01/2013	88,000,000	88,000,000
FHLB ±	0.34	05/17/2013	94,000,000	94,000,000
FHLB ±	0.36	05/17/2013	33,000,000	33,000,000

Total Government Agency Debt (Cost $506,449,823)				506,449,823

Other Notes : 1.39%

Corporate Bonds and Notes : 1.39%
JPMorgan Chase & Company ±	0.62	11/01/2012	37,000,000	37,021,401
JPMorgan Chase & Company ±	0.97	09/21/2012	43,000,000	43,029,883
JPMorgan Chase & Company ±	1.12	02/26/2013	55,245,000	55,391,165
JPMorgan Chase Bank NA ±	0.37	11/21/2012	23,000,000	23,005,124

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes (continued)
JPMorgan Chase Bank NA ±	0.49%	11/16/2012	$10,000,000	$10,000,000
JPMorgan Chase Bank NA ±	0.53	01/18/2013	62,500,000	62,494,210
Toyota Motor Credit Corporation ±	0.53	07/19/2013	102,000,000	102,000,000

Total Other Notes (Cost $332,941,783)				332,941,783

Repurchase Agreements ^^: 10.24%
Citigroup Global Markets, dated 07/31/2012, maturity value $316,001,580 (1)	0.18	08/01/2012	316,000,000	316,000,000
Credit Suisse Securities, dated 07/31/2012, maturity value $372,001,860 (2)	0.18	08/01/2012	372,000,000	372,000,000
Deutsche Bank Securities, dated 07/31/2012, maturity value $96,900,511 (3)	0.19	08/01/2012	96,900,000	96,900,000
JPMorgan Securities, dated 07/31/2012, maturity value $190,001,319 (4)	0.25	08/01/2012	190,000,000	190,000,000
Merrill Lynch Pierce Fenner & Smith, dated 07/31/2012, maturity value $410,002,164 (5)	0.19	08/01/2012	410,000,000	410,000,000
Merrill Lynch Pierce Fenner & Smith, dated 07/31/2012, maturity value $145,000,644 (6)	0.16	08/01/2012	145,000,000	145,000,000
Societe Generale New York, dated 07/31/2012, maturity value $220,001,406 (7)	0.23	08/01/2012	220,000,000	220,000,000
Societe Generale New York, dated 07/31/2012, maturity value $700,003,694 (8)	0.19	08/01/2012	700,000,000	700,000,000

Total Repurchase Agreements (Cost $2,449,900,000)				2,449,900,000

Treasury Debt : 2.61%
U.S. Treasury Bill (z)	0.12	08/23/2012	295,000,000	294,977,872
U.S. Treasury Bill (z)	0.14	10/04/2012	82,000,000	81,979,445
U.S. Treasury Bill (z)	0.14	08/30/2012	167,000,000	166,980,735
U.S. Treasury Bill (z)	0.15	10/11/2012	80,000,000	79,977,122

Total Treasury Debt (Cost $623,915,174)				623,915,174

Total Investments in Securities
(Cost $23,700,495,897)*	99.07%	23,700,495,897
Other Assets and Liabilities, Net	0.93	223,360,729

Total Net Assets	100.00%	$23,923,856,626

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 2.65% to 5.50%, 3/1/2017 to 7/1/2042, fair value including accrued interest is $325,480,000.

(2)	U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $383,161,090.

(3)	U.S. government securities, 4.50% to 7.00%, 10/1/2038 to 7/1/2042, fair value including accrued interest is $99,807,000.

(4)	U.S. government securities, 2.50% to 6.00%, 5/1/2020 to 7/1/2042, fair value including accrued interest is $195,700,279.

(5)	U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $422,300,000.

(6)	U.S. government securities, 1.125% to 1.50%, 6/30/2016 to 1/15/2021, fair value including accrued interest is $147,900,038.

(7)	U.S. government securities, 1.69% to 6.42%, 7/1/2017 to 5/1/2042, fair value including accrued interest is $226,600,000.

(8)	U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $720,953,860.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Heritage Money Market Fund	Statement of Assets and Liabilities—July 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at amortized cost	$21,250,595,897
In repurchase agreements, at amortized cost	2,449,900,000

Total investments, at amortized cost	23,700,495,897
Cash	58,597
Receivable for investments sold	223,597,624
Receivable for Fund shares sold	751,576
Receivable for interest	5,487,114
Prepaid expenses and other assets	97,954

Total assets	23,930,488,762

Liabilities
Dividends payable	1,300,728
Payable for Fund shares redeemed	852,038
Advisory fee payable	912,085
Due to other related parties	2,026,322
Custodian and accounting fees payable	575,325
Trustees’ fees and expenses payable	463,699
Accrued expenses and other liabilities	501,939

Total liabilities	6,632,136

Total net assets	$23,923,856,626

NET ASSETS CONSIST OF
Paid-in capital	$23,932,915,645
Overdistributed net investment income	(519,010)
Accumulated net realized losses on investments	(8,540,009)

Total net assets	$23,923,856,626

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$327,863,706
Shares outstanding – Administrator Class	327,881,854
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$8,569,625,633
Shares outstanding – Institutional Class	8,569,834,409
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$14,175,312,364
Shares outstanding – Select Class	14,175,689,897
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$851,054,923
Shares outstanding – Service Class	851,078,841
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	27

Investment income
Interest	$28,283,150

Expenses
Advisory fee	12,436,114
Administration fees
Fund level	4,476,736
Administrator Class	174,553
Institutional Class	3,756,264
Select Class	2,851,570
Service Class	525,004
Shareholder servicing fees
Administrator Class	174,553
Service Class	1,056,655
Custody and accounting fees	587,138
Professional fees	28,434
Registration fees	61,218
Shareholder report expenses	40,170
Trustees’ fees and expenses	29
Other fees and expenses	171,937

Total expenses	26,340,375
Less: Fee waivers and/or expense reimbursements	(6,454,667)

Net expenses	19,885,708

Net investment income	8,397,442

Net realized gains on investments	166,332

Net increase in net assets resulting from operations	$8,563,774

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Heritage Money Market Fund	Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$8,397,442		$38,122,997
Net realized gains on investments		166,332		560,750

Net increase in net assets resulting from operations		8,563,774		38,683,747

Distributions to shareholders from
Net investment income
Administrator Class		(17,499)		(60,427)
Institutional Class		(1,380,276)		(7,283,767)
Select Class		(6,955,794)		(30,671,556)
Service Class		(43,873)		(107,247)
Net realized gains
Administrator Class		0		(1,107)
Institutional Class		0		(39,864)
Select Class		0		(57,745)
Service Class		0		(2,536)

Total distributions to shareholders		(8,397,442)		(38,224,249)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	597,989,629	597,989,629	1,729,301,118	1,729,301,118
Institutional Class	29,866,419,467	29,866,419,467	79,868,865,049	79,868,865,049
Select Class	48,276,741,980	48,276,741,980	181,368,899,601	181,368,899,601
Service Class	1,679,021,618	1,679,021,618	4,705,951,971	4,705,951,971

		80,420,172,694		267,673,017,739

Reinvestment of distributions
Administrator Class	8,465	8,465	24,310	24,310
Institutional Class	367,011	367,011	1,705,105	1,705,105
Select Class	2,702,203	2,702,203	16,489,304	16,489,304
Service Class	8,637	8,637	21,546	21,546

		3,086,316		18,240,265

Payment for shares redeemed
Administrator Class	(644,507,751)	(644,507,751)	(2,049,786,165)	(2,049,786,165)
Institutional Class	(32,386,780,369)	(32,386,780,369)	(83,725,804,748)	(83,725,804,748)
Select Class	(49,457,983,480)	(49,457,983,480)	(192,662,513,528)	(192,662,513,528)
Service Class	(1,821,314,298)	(1,821,314,298)	(4,944,176,567)	(4,944,176,567)

		(84,310,585,898)		(283,382,281,008)

Net decrease in net assets resulting from capital share transactions		(3,887,326,888)		(15,691,023,004)

Total decrease in net assets		(3,887,160,556)		(15,690,563,506)

Net assets
Beginning of period		27,811,017,182		43,501,580,688

End of period		$23,923,856,626		$27,811,017,182

Overdistributed net investment income		$(519,010)		$(519,010)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	29

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Administrator Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.03%	0.21%	2.19%	4.90%	4.91%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.37%	0.38%	0.38%	0.40%
Net expenses	0.22%	0.24%	0.31%	0.33%	0.34%	0.34%	0.38%
Net investment income	0.01%	0.01%	0.03%	0.17%	2.09%	4.68%	4.80%
Supplemental data
Net assets, end of period (000’s omitted)	$327,864	$374,371	$694,823	$1,201,158	$918,595	$608,865	$287,293

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.05%	0.13%	0.33%	2.32%	5.06%	5.12%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.25%	0.27%	0.26%	0.28%
Net expenses	0.20%	0.20%	0.20%	0.21%	0.22%	0.20%	0.18%
Net investment income	0.03%	0.05%	0.14%	0.31%	2.09%	4.77%	4.98%
Supplemental data
Net assets, end of period (000’s omitted)	$8,569,626	$11,089,557	$14,944,657	$7,795,659	$5,862,075	$1,579,225	$353,755

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	31

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Select Class		2012	2011[1]	2010	2009	2008[2,3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03
Net realized gains on investments	0.00 [4]	0.00	0.00 [4]	0.00	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[4]	(0.00)[4]	(0.00)[4]	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.05%	0.12%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.10%	0.12%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000’s omitted)	$14,175,312	$15,353,756	$26,630,573	$22,489,644	$6,066,768	$1,368,330

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28, to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008.

3.	Year ended February 29.

4.	Amount is less than $0.005 per share.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

Service Class	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%
Net expenses	0.22%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$851,055	$993,333	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	33

1. ORGANIZATION

Wells Fargo Fund Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

34	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements (Unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $8,706,341 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	35

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% and 0.10% of their average daily net assets, respectively.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

36	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements (Unaudited)

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	39

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

40	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	41

Fund Performance and Expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios, except for Service Class.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment Advisory and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

42	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of Scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other Benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other Factors and Broader Review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	43

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

44	Wells Fargo Advantage Heritage Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211389 09-12 SA304/SAR304 07-12

Wells Fargo Advantage

Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Money Market Fund for the six-month period that ended July 31, 2012. Upon reviewing the report, you may notice that your Fund has included a summary portfolio schedule in lieu of a complete portfolio schedule, which we hope will help you focus on your Fund’s principal holdings and assist you in evaluating your Fund’s risk profile and investment strategy. The Fund’s full portfolio schedule is still available upon request or at wellsfargoadvantagefunds.com for those investors who wish to see it.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing–low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty–has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

July 1, 1992

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
22 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
36 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (STGXX)	07/01/1992					0.00	0.01	0.85	1.54	0.81%	0.70%
Class B**	07/01/1992	(5.00)	(4.99)	0.22	1.11	0.00	0.01	0.62	1.11	1.56%	1.45%
Class C	06/30/2010	(1.00)	(0.99)	0.62	1.11	0.00	0.01	0.62	1.11	1.56%	1.45%
Daily Class	06/30/2010					0.00	0.01	0.85	1.54	1.06%	1.00%
Investor Class (WMMXX)	04/08/2005					0.00	0.01	0.89	1.59	0.84%	0.65%
Service Class (WMOXX)	06/30/2010					0.00	0.01	0.89	1.59	0.71%	0.50%

*	Returns for periods of less than one year are not annualized.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for the Daily Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.53)%, (1.27)%, (1.27)%, (0.78)%, (0.56)% and (0.43)% for Class A, Class B, Class C, Daily Class, Investor Class and Service Class, respectively.

6	Wells Fargo Advantage Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%
Class B
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%
Class C
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%
Daily Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%
Investor Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%
Service Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	7

The Summary Portfolio of Investments shows the Fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Fund’s total net assets as of the report date. The remaining securities held by the Fund are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/moneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Certificates of Deposit : 16.30%
Bank of Montreal	0.19 – 0.23%	08/01/2012 – 09/20/2012	$46,000,000	$45,999,945	0.83%
Bank of Montreal	0.21	08/21/2012	31,000,000	31,000,000	0.56
Bank of Tokyo-Mitsubishi LLC	0.18	08/06/2012	48,000,000	48,000,000	0.87
Bank of Tokyo-Mitsubishi LLC	0.19	08/24/2012	22,000,000	22,000,000	0.40
Bank of Tokyo-Mitsubishi LLC	0.19 – 0.35	08/03/2012 – 08/29/2012	30,000,000	30,000,000	0.54
Barclays Bank plc ±	0.92	03/15/2013	33,000,000	33,000,000	0.60
Citibank NA	0.52	08/09/2012	30,000,000	30,000,000	0.54
DNB Nor Bank ASA	0.31	09/13/2012	24,000,000	24,000,000	0.43
National Australia Bank Limited ±	0.35	08/16/2012	25,000,000	25,001,757	0.45
National Australia Bank Limited	0.40	08/21/2012	25,000,000	25,002,773	0.45
National Bank of Kuwait	0.18	08/01/2012	37,000,000	37,000,000	0.67
Norinchukin Bank	0.17	08/03/2012	46,000,000	46,000,000	0.83
Norinchukin Bank	0.20	08/24/2012	19,000,000	19,000,000	0.34
Oversea-Chinese Banking Corporation Limited	0.23	09/05/2012	3,000,000	3,000,000	0.05
Skandinaviska Enskilda Banken AG	0.50	10/15/2012	24,000,000	24,000,000	0.43
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	37,000,000	37,000,000	0.67
Skandinaviska Enskilda Banken AG	0.75	10/12/2012	7,000,000	7,002,913	0.13
Standard Chartered Bank ±	0.68	03/04/2013	26,000,000	26,000,000	0.47
State Street Bank & Trust	0.17	08/14/2012	50,000,000	50,000,000	0.90
State Street Bank & Trust	0.19 – 0.25	08/17/2012 – 09/17/2012	38,000,000	38,000,000	0.68
Sumitomo Mitsui Banking Corporation	0.16	08/01/2012	34,000,000	34,000,000	0.61
Sumitomo Mitsui Banking Corporation	0.16	08/02/2012	46,000,000	46,000,000	0.83
Sumitomo Mitsui Banking Corporation	0.34	08/08/2012	20,000,000	20,000,505	0.36
Toronto-Dominion Bank	0.18	08/29/2012	23,000,000	23,000,000	0.41
Other securities				180,010,391	3.25

Total Certificates of Deposit (Cost $904,018,284)				904,018,284	16.30

Commercial Paper : 43.76%

Asset-Backed Commercial Paper : 22.48%
CAFCO LLC 144A(z)	0.75	10/18/2012	25,000,000	24,959,375	0.45
Charta LLC 144A(z)	0.75	10/18/2012	25,000,000	24,959,375	0.45
Collateralized Commercial Paper Company LLC (z)	0.35	09/25/2012	25,000,000	24,986,632	0.45
Collateralized Commercial Paper Company LLC (z)	0.35	10/24/2012	53,000,000	52,956,717	0.95
Gotham Funding Corporation 144A(z)	0.20 – 0.21	08/01/2012 – 08/30/2012	113,000,000	112,989,589	2.04
Liberty Funding LLC 144A(z)	0.19 – 0.23	08/01/2012 – 10/26/2012	55,000,000	54,993,367	0.98
Liberty Funding LLC 144A(z)	0.19	08/17/2012	30,000,000	29,997,467	0.54
Liberty Funding LLC 144A(z)	0.19	08/28/2012	25,000,000	24,996,438	0.45

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Asset-Backed Commercial Paper: (continued)
MetLife Short Term Funding LLC 144A(z)	0.20 – 0.251%	08/01/2012 –10/24/2012	$107000,000	$106,979,806	1.93%
Salisbury Receivables Company 144A(z)	0.22 – 0.34	08/14/2012 –10/04/2012	79,000,000	78,978,809	1.42
Solitaire Funding LLC 144A(z)	0.23	08/28/2012	27,000,000	26,995,343	0.49
Solitaire Funding LLC 144A(z)	0.30	08/01/2012 – 08/15/2012	39,000,000	38,997,217	0.70
Straight-A Funding LLC 144A(z)	0.18	10/03/2012	33,000,000	32,989,605	0.60
Straight-A Funding LLC 144A(z)	0.18	10/15/2012	33,000,000	32,987,625	0.60
Straight-A Funding LLC 144A(z)	0.18	08/16/2012 – 10/25/2012	42,000,000	41,987,115	0.76
Straight-A Funding LLC 144A(z)	0.18	10/18/2012	33,000,000	32,987,130	0.60
Thunder Bay Funding LLC 144A(z)	0.18 – 0.19	08/08/2012 – 09/04/2012	63,000,000	62,994,710	1.14
Thunder Bay Funding LLC 144A(z)	0.20	08/20/2012	23,000,000	22,997,731	0.41
Victory Receivables 144A(z)	0.21	08/02/2012 – 08/24/2012	111,000,000	110,992,091	2.00
Other securities				305,928,801	5.52

				1,246,654,943	22.48

Financial Company Commercial Paper : 17.16%
ANZ National Limited 144A(z)	0.22 – 0.29	08/02/2012 – 10/02/2012	77,000,000	76,974,925	1.39
ASB Finance Limited ±144A	0.54	02/25/2013	22,000,000	22,000,000	0.40
Axis Bank Limited (z)	0.60	08/13/2012	30,000,000	29,994,000	0.54
Barclays Bank plc 144A(z)	0.24	08/20/2012	24,000,000	23,996,960	0.43
Caisse Centrale Desjardins du Quebec 144A(z)	0.18 – 0.25	08/03/2012 – 10/16/2012	80,000,000	79,992,332	1.44
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	08/08/2012	23,000,000	22,999,106	0.41
Commonwealth Bank of Australia 144A(z)	0.19	08/01/2012	30,000,000	30,000,000	0.54
DBS Bank Limited 144A(z)	0.22 – 0.26	08/20/2012 – 10/29/2012	86,000,000	85,975,201	1.55
DBS Bank Limited 144A(z)	0.26	10/25/2012	25,000,000	24,984,653	0.45
DNB Nor Bank ASA 144A(z)	0.31	09/11/2012	24,000,000	23,991,527	0.43
National Australia Funding Corporation 144A(z)	0.18	08/07/2012	36,000,000	35,998,905	0.65
Nordea North America (z)	0.30	09/07/2012	25,000,000	24,992,292	0.45
Oversea-Chinese Banking Corporation Limited (z)	0.23 – 0.30	08/06/2012 – 10/11/2012	76,000,000	75,978,722	1.37
Swedbank (z)	0.30 – 0.42	08/08/2012 – 09/18/2012	108,000,000	107,972,253	1.95
Swedbank (z)	0.42	09/11/2012	20,000,000	19,990,433	0.36
Westpac Securities NZ Limited 144A	0.30 – 0.66	09/17/2012 – 07/22/2013	71,000,000	70,987,893	1.28
Westpac Securities NZ Limited ±144A	0.54	02/22/2013	23,000,000	23,000,000	0.42
Other securities				171,937,702	3.10

				951,766,904	17.16

Other Commercial Paper : 4.12%
CNPC Finance 144A(z)	0.38 – 0.42	08/02/2012 – 09/17/2012	61,000,000	60,977,733	1.10
General Electric Company (z)	0.15	08/21/2012	25,000,000	24,997,917	0.45
General Electric Company (z)	0.15	08/22/2012	25,000,000	24,997,813	0.45
Toyota Motor Credit Corporation (z)	0.19 – 0.20	08/21/2012 – 08/29/2012	46,000,000	45,993,983	0.83
Other securities				71,492,371	1.29

				228,459,817	4.12

Total Commercial Paper (Cost $2,426,881,664)				2,426,881,664	43.76

Government Agency Debt : 1.61%
FHLB ±	0.30 – 0.36	02/05/2013 – 05/17/2013	89,000,000	88,991,053	1.61

Total Government Agency Debt (Cost $88,991,053)				88,991,053	1.61

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	9

Security Name	Value	Percent of Net Assets

Municipal Obligations : 23.24%

Alabama : 0.63%

Other Municipal Debt : 0.36%
Other securities	$20,000,000	0.36%

Variable Rate Demand Note §: 0.27%
Other securities	15,000,000	0.27

California : 2.21%

Other Municipal Debt : 0.57%
Other securities	31,500,000	0.57

Variable Rate Demand Note §: 1.64%
Other securities	91,085,000	1.64

Colorado : 1.10%

Variable Rate Demand Notes §: 1.10%
Other securities	60,824,999	1.10

Connecticut : 0.27%

Variable Rate Demand Note §: 0.27%
Other securities	15,000,000	0.27

Delaware : 0.25%

Variable Rate Demand Note §: 0.25%
Other securities	13,730,000	0.25

District of Columbia : 0.48%

Other Municipal Debt : 0.09%
Other securities	5,000,000	0.09

Variable Rate Demand Note §: 0.39%
Other securities	21,695,000	0.39

Florida : 0.36%

Variable Rate Demand Note §: 0.36%
Other securities	19,805,000	0.36

Georgia : 0.48%

Variable Rate Demand Note §: 0.48%
Other securities	26,880,000	0.48

Illinois : 0.68%

Variable Rate Demand Note §: 0.68%
Other securities	37,425,000	0.68

Indiana : 0.23%

Variable Rate Demand Note §: 0.23%
Other securities	13,000,000	0.23

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Iowa : 0.25%

Variable Rate Demand Note §: 0.25%
Other securities				$13,940,000	0.25%

Kentucky : 0.16%

Variable Rate Demand Note §: 0.16%
Other securities				9,000,000	0.16

Louisiana : 0.32%

Variable Rate Demand Note §: 0.32%
Other securities				17,900,000	0.32

Maryland : 0.29%

Variable Rate Demand Note §: 0.29%
Other securities				16,070,000	0.29

Massachusetts : 0.26%

Variable Rate Demand Notes §: 0.26%
Other securities				14,635,000	0.26

Michigan : 0.35%

Variable Rate Demand Note §: 0.35%
Other securities				19,485,000	0.35

Minnesota : 0.16%

Variable Rate Demand Note §: 0.16%
Other securities				9,100,000	0.16

Mississippi : 0.57%

Variable Rate Demand Notes §: 0.57%
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.24%	11/01/2028	$25,440,000	25,439,049	0.46
Other securities				6,000,000	0.11

				31,439,049	0.57

Missouri : 0.20%

Variable Rate Demand Note §: 0.20%
Other securities				10,995,000	0.20

Nebraska : 0.18%

Variable Rate Demand Note §: 0.18%
Other securities				9,910,000	0.18

Nevada : 0.47%

Variable Rate Demand Note §: 0.47%
Other securities				25,835,000	0.47

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	11

Security Name	Value	Percent of Net Assets

New Hampshire : 0.07%

Variable Rate Demand Note §: 0.07%
Other securities	$3,835,000	0.07%

New Jersey : 0.91%

Variable Rate Demand Note §: 0.91%
Other securities	50,203,375	0.91

New Mexico : 0.11%

Variable Rate Demand Note §: 0.11%
Other securities	5,990,000	0.11

New York : 3.11%

Variable Rate Demand Note §: 3.11%
Other securities	172,655,000	3.11

North Carolina : 0.20%

Variable Rate Demand Note §: 0.20%
Other securities	10,890,000	0.20

Ohio : 0.20%

Variable Rate Demand Note §: 0.20%
Other securities	11,004,000	0.20

Oklahoma : 0.07%

Variable Rate Demand Note §: 0.07%
Other securities	4,000,000	0.07

Oregon : 0.09%

Variable Rate Demand Note §: 0.09%
Other securities	5,000,000	0.09

Pennsylvania : 1.73%

Variable Rate Demand Notes §: 1.73%
Other securities	95,695,000	1.73

Puerto Rico : 0.14%

Variable Rate Demand Note §: 0.14%
Other securities	8,000,000	0.14

Rhode Island : 0.05%

Variable Rate Demand Note §: 0.05%
Other securities	3,000,000	0.05

South Carolina : 0.32%

Other Municipal Debt : 0.32%
Other securities	18,000,000	0.32

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

South Dakota : 0.04%

Variable Rate Demand Note §: 0.04%
Other securities				$2,000,000	0.04%

Tennessee : 0.69%

Variable Rate Demand Note §: 0.69%
Other securities				38,345,000	0.69

Texas : 4.33%

Variable Rate Demand Notes §: 4.33%
Houston TX Utilities Systems Authority Series 2010 B (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15%	05/15/2034	$15,000,000	15,000,000	0.27
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	26,000,000	26,000,000	0.47
Other securities				198,870,000	3.59

				239,870,000	4.33

Utah : 0.05%

Variable Rate Demand Note §: 0.05%
Other securities				2,768,000	0.05

Vermont : 0.07%

Variable Rate Demand Note §: 0.07%
Other securities				4,000,000	0.07

Virginia : 0.05%

Variable Rate Demand Note §: 0.05%
Other securities				3,000,000	0.05

Washington : 0.41%

Other Municipal Debt : 0.05%
Other securities				3,000,000	0.05

Variable Rate Demand Note §: 0.36%
Other securities				19,940,000	0.36

West Virginia : 0.24%
Other securities				13,100,000	0.24

Wisconsin : 0.46%

Variable Rate Demand Note §: 0.46%
Other securities				25,400,000	0.46

Total Municipal Obligations (Cost $1,288,949,423)				1,288,949,423	23.24

Other Instruments : 0.68%
Other securities				37,825,600	0.68

Total Other Instruments (Cost $37,825,600)				37,825,600	0.68

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Other Notes : 1.55%

Corporate Bonds and Notes : 1.55%
Toyota Motor Credit Corporation ±	0.53%	07/19/2013	$15,000,000	$15,000,000	0.27%
Other securities				70,807,441	1.28

				85,807,441	1.55

Total Other Notes (Cost $85,807,441)				85,807,441	1.55

Repurchase Agreements^^ : 10.47%
Citigroup Global Markets, dated 07/31/2012, maturity value $80,000,400 (1)	0.18	08/01/2012	80,000,000	80,000,000	1.44
Credit Suisse Securities, dated 07/31/2012, maturity value $95,000,475 (2)	0.18	08/01/2012	95,000,000	95,000,000	1.71
GX Clarke & Company, dated 07/31/12, maturity value $20,000,150 (3)	0.27	08/01/2012	20,000,000	20,000,000	0.36
JPMorgan Securities, dated 07/31/2012, maturity value $48,000,333 (4)	0.25	08/01/2012	48,000,000	48,000,000	0.87
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 07/31/2012, maturity value $104,000,549 (5)	0.19	08/01/2012	104,000,000	104,000,000	1.88
Societe Generale, dated 07/31/2012, maturity value $177,381,585 (6)	0.19	08/01/2012	177,380,649	177,380,649	3.20
Societe Generale, dated 07/31/2012, maturity value $56,000,358 (7)	0.23	08/01/2012	56,000,000	56,000,000	1.01

Total Repurchase Agreements (Cost $580,380,649)				580,380,649	10.47

Treasury Debt : 2.45%
U.S. Treasury Bill (z)	0.12	08/23/2012	62,000,000	61,995,350	1.12
U.S. Treasury Bill (z)	0.14	10/04/2012	19,000,000	18,995,237	0.34
U.S. Treasury Bill (z)	0.14	08/30/2012	36,000,000	35,995,850	0.65
U.S. Treasury Bill (z)	0.15	10/11/2012	19,000,000	18,994,567	0.34

Total Treasury Debt (Cost $135,981,004)				135,981,004	2.45

Total Investments in Securities
(Cost $5,548,835,118)*	5,548,835,118	100.06%
Other Assets and Liabilities, Net	(3,326,472)	(0.06)

Total Net Assets	$5,545,508,646	100.00%

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
§	These securities are subject to a demand feature which reduces the effective maturity.

^^	(1) U.S. government securities, 2.65% to 5.50%, 3/1/2017 to 7/1/2042, fair value including accrued interest is $82,400,000.

(2) U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $97,850,278.

(3) U.S. government securities, 0.30% to 10.00%, 11/15/2012 to 6/1/2042, fair value including accrued interest is $20,510,610.

(4) U.S. government securities, 2.50% to 6.00%, 5/1/2020 to 7/1/2042, fair value including accrued interest is $49,440,070.

(5) U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $107,120,000.

(6) U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $182,690,377.

(7) U.S. government securities, 1.69% to 6.42%, 7/1/2017 to 5/1/2042, fair value including accrued interest is $57,680,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Statement of Assets and Liabilities—July 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at amortized cost	$4,968,454,469
In repurchase agreements, at amortized cost	580,380,649

Total investments, at amortized cost	5,548,835,118
Receivable for investments sold	22,051,650
Receivable for Fund shares sold	675,193
Receivable for interest	1,071,797
Receivable from adviser	1,986,786
Prepaid expenses and other assets	278,387

Total assets	5,574,898,931

Liabilities
Dividends payable	41,711
Payable for investments purchased	23,993,490
Payable for Fund shares redeemed	747,112
Due to custodian bank	714
Distribution fees payable	494,066
Due to other related parties	1,317,052
Accrued expenses and other liabilities	2,796,140

Total liabilities	29,390,285

Total net assets	$5,545,508,646

NET ASSETS CONSIST OF
Paid-in capital	$5,550,321,884
Overdistributed net investment income	(482,582)
Accumulated net realized losses on investments	(4,330,656)

Total net assets	$5,545,508,646

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE[1]
Net assets – Class A	$2,887,568,722
Shares outstanding – Class A	2,887,706,731
Net asset value per share – Class A	$1.00
Net assets – Class B	$316,535,403
Shares outstanding – Class B	316,548,696
Net asset value per share – Class B	$1.00
Net assets – Class C	$15,777,725
Shares outstanding – Class C	15,778,259
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,194,214,570
Shares outstanding – Daily Class	1,194,266,664
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$656,621,433
Shares outstanding – Investor Class	656,636,730
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$474,790,793
Shares outstanding – Service Class	474,806,411
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	15

Investment income
Interest	$7,009,373

Expenses
Advisory fee	7,895,151
Administration fees
Fund level	1,392,514
Class A	3,239,264
Class B	375,537
Class C	17,985
Daily Class	1,464,110
Investor Class	776,453
Service Class	278,871
Shareholder servicing fees
Class A	3,671,692
Class B	417,141
Class C	19,568
Daily Class	1,663,761
Investor Class	769,776
Service Class	580,982
Distribution fees
Class B	1,280,238
Class C	61,312
Daily Class	1,663,761
Custody and accounting fees	123,867
Professional fees	15,577
Registration fees	8,226
Shareholder report expenses	11,685
Trustees’ fees and expenses	1,505
Other fees and expenses	25,665

Total expenses	25,754,641
Less: Fee waivers and/or expense reimbursements	(19,032,034)

Net expenses	6,722,607

Net investment income	286,766

Net realized gains on investments	36,695

Net increase in net assets resulting from operations	$323,461

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$286,766		$703,981
Net realized gains on investments		36,695		80,715

Net increase in net assets resulting from operations		323,461		784,696

Distributions to shareholders from
Net investment income
Class A		(147,648)		(375,905)
Class B		(17,117)		(44,994)
Class C		(820)		(1,907)
Daily Class		(66,735)		(166,296)
Investor Class		(31,143)		(65,026)
Service Class		(23,303)		(49,853)

Total distributions to shareholders		(286,766)		(703,981)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,579,065,067	1,579,065,067	4,660,952,539	4,660,952,539
Class B	179,250,184	179,250,184	605,005,674	605,005,674
Class C	3,638,861	3,638,861	15,936,028	15,936,028
Daily Class	1,861,967,896	1,861,967,896	6,255,183,944	6,255,183,944
Investor Class	177,256,846	177,256,846	276,409,375	276,409,375
Service Class	1,367,016,350	1,367,016,350	2,437,493,083	2,437,493,083

		5,168,195,204		14,250,980,643

Reinvestment of distributions
Class A	143,731	143,731	365,212	365,212
Class B	17,036	17,036	44,458	44,458
Class C	759	759	1,656	1,656
Daily Class	40,326	40,326	107,591	107,591
Investor Class	25,602	25,602	52,900	52,900
Service Class	2,509	2,509	3,898	3,898

		229,963		575,715

Payment for shares redeemed
Class A	(1,801,679,516)	(1,801,679,516)	(6,460,081,692)	(6,460,081,692)
Class B	(263,411,153)	(263,411,153)	(747,072,959)	(747,072,959)
Class C	(6,772,218)	(6,772,218)	(17,011,914)	(17,011,914)
Daily Class	(2,232,628,846)	(2,232,628,846)	(6,788,474,703)	(6,788,474,703)
Investor Class	(151,349,521)	(151,349,521)	(314,677,938)	(314,677,938)
Service Class	(1,364,992,576)	(1,364,992,576)	(2,541,454,832)	(2,541,454,832)

		(5,820,833,830)		(16,868,774,038)

Net decrease in net assets resulting from capital share transactions		(652,408,663)		(2,617,217,680)

Total decrease in net assets		(652,371,968)		(2,617,136,965)

Net assets
Beginning of period		6,197,880,614		8,815,017,579

End of period		$5,545,508,646		$6,197,880,614

Overdistributed net investment income		$(482,582)		$(482,582)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	17

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.04%	1.74%	4.48%	4.54%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.88%	0.83%	0.81%	0.82%
Net expenses	0.24%	0.26%	0.35%	0.58%	0.79%	0.76%	0.76%
Net investment income	0.01%	0.01%	0.01%	0.05%	1.75%	4.37%	4.46%
Supplemental data
Net assets, end of period (000’s omitted)	$2,887,569	$3,110,020	$4,908,741	$5,218,601	$8,894,795	$11,659,129	$8,430,922

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2.	Year ended February 29.
3.	Amount is less than $0.005.
4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class B		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	1.03%	3.71%	3.76%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.56%	1.62%	1.58%	1.57%	1.57%
Net expenses	0.23%	0.26%	0.35%	0.62%	1.49%	1.51%	1.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	1.04%	3.66%	3.70%
Supplemental data
Net assets, end of period (000’s omitted)	$316,535	$400,677	$542,695	$628,445	$1,238,714	$1,438,346	$1,431,103

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2.	Year ended February 29.
3.	Amount is less than $0.005.
4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Class C		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.51%	1.52%
Net expenses	0.24%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$15,778	$18,910	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.
2.	Amount is less than $0.005.
3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Daily Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.06%	1.04%
Net expenses	0.23%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,194,215	$1,564,827	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	21

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Investor Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.08%	1.85%	4.60%	4.65%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.84%	0.92%	0.90%	0.94%	0.99%
Net expenses	0.24%	0.26%	0.35%	0.52%	0.68%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.08%	1.82%	4.50%	4.56%
Supplemental data
Net assets, end of period (000’s omitted)	$656,621	$630,684	$668,894	$731,932	$921,649	$926,851	$764,268

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Service Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.69%
Net expenses	0.24%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$474,791	$472,761	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

24	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,367,351 with $3,959,065 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Summary Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Money Market Fund	25

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2012, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 1.00% for Daily Class, 0.65% for Investor Class, and 0.50% for Service Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

For the six months ended July 31, 2012, Wells Fargo Funds Distributor, LLC received $2,217, $10,131 and $1,452 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements (Unaudited)

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	29

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund Performance and Expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	31

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Lipper Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Daily Class by three basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment Advisory and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Service Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Daily Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

32	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of Scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other Benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other Factors and Broader Review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Money Market Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211390 09-12 SA306/SAR306 07-12

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It had indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 20, 1996

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
15 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
15 Days

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (WUCXX)	07/09/2010	0.01	0.01	0.93	1.53	0.36%	0.30%
Institutional Class (EMMXX)	11/20/1996	0.02	0.04	0.95	1.54	0.24%	0.20%
Service Class (EISXX)	11/25/1996	0.00	0.01	0.79	1.34	0.53%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Administrator Class	Institutional Class	Service Class
7-Day Current Yield	0.01%	0.03%	0.01%
7-Day Compound Yield	0.01%	0.03%	0.01%
30-Day Simple Yield	0.01%	0.02%	0.01%
30-Day Compound Yield	0.01%	0.02%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.13)%, (0.01)% and (0.30)% for Administrator Class, Institutional Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.06	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%
Institutional Class
Actual	$1,000.00	$1,000.24	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.19	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	$1.21	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations: 100.10%

Alabama: 0.50%

Variable Rate Demand Notes§: 0.50%
Chatom AL Industrial Development Board Powersouth Energy
Cooperative Project (Utilities Revenue, National Rural Utilities
Cooperative Finance Corporation Insured)	0.30%	08/01/2041	$4,500,000	$4,500,000
Tuscaloosa County AL IDA Series A (IDR)	0.20	09/01/2020	6,700,000	6,700,000

				11,200,000

Arizona: 0.87%

Other Municipal Debt: 0.45%
Phoenix AZ City Improvement Corporation Project (Miscellaneous Revenue)	0.17	08/06/2012	10,000,000	10,000,000

Variable Rate Demand Notes§: 0.42%
Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured & LIQ)	0.39	07/01/2036	9,220,000	9,220,000

				19,220,000

Arkansas: 0.03%

Variable Rate Demand Notes§: 0.03%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.65	03/01/2014	600,000	600,000

California: 5.24%

Other Municipal Debt: 0.54%
Los Angeles County CA School Pooled Financing Program TRAN B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	2,000,000	2,011,526
San Diego County CA School District TRAN B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	01/31/2013	8,000,000	8,069,695
San Diego County CA School District TRAN B-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2013	2,000,000	2,025,273

				12,106,494

Variable Rate Demand Notes§: 4.70%
California CDA PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.23	05/15/2018	6,750,000	6,750,000
California CDA PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.31	05/15/2018	7,300,000	7,300,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Project Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.14	11/01/2026	5,900,000	5,900,000
California Series A-2 (GO, Bank of Montreal LOC)	0.12	05/01/2033	19,200,000	19,200,000
California Statewide CDA Gas Supply Project Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.14	11/01/2040	9,400,000	9,400,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured & LIQ)	0.15	10/15/2030	2,200,000	2,200,000
FHLMC Series M001 Class A (Housing Revenue)	0.21	08/15/2045	21,794,033	21,794,033
FHLMC Series M002 Class A (Housing Revenue)	0.21	01/15/2047	4,326,394	4,326,394
FHLMC Series M008 Class A (Housing Revenue)	0.21	02/15/2035	19,602,132	19,602,133

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured)	0.16%	07/15/2035	$7,945,000	$7,945,000

				104,417,560

				116,524,054

Colorado: 1.04%

Variable Rate Demand Notes§: 1.04%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.30	10/01/2019	2,000,000	2,000,000
Colorado HFA Series B-3 (Housing Revenue, KBC Bank NV SPA)	0.18	05/01/2038	20,000,000	20,000,000
Colorado Southern Ute Indian Tribe Reservation Casino (Miscellaneous Revenue) 144A	0.16	04/01/2040	1,000,000	1,000,000

				23,000,000

Connecticut: 0.46%

Variable Rate Demand Notes§: 0.46%
Connecticut HFA AMT Housing Mortgage Finance Series D-5 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.18	11/15/2023	3,900,000	3,900,000
Connecticut HFA AMT Housing Mortgage Finance Subseries D-3 (Housing Revenue)	0.18	05/15/2033	6,335,000	6,335,000

				10,235,000

Delaware: 5.95%

Variable Rate Demand Notes§: 5.95%
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	12/01/2035	2,252,000	2,252,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	06/01/2038	9,750,000	9,750,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	01/01/2036	8,250,000	8,250,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	10/01/2036	11,075,000	11,075,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	07/01/2037	7,146,000	7,146,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	09/01/2013	1,005,000	1,005,000
Clipper Tax-Exempt Certified Trust Series 2007-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2017	77,207,000	77,207,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	02/01/2013	3,032,000	3,032,000
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue)	0.40	01/01/2016	7,540,000	7,540,000
University of Delaware Series 2005 (Education Revenue, TD Bank NA SPA)	0.16	11/01/2035	5,000,000	5,000,000

				132,257,000

District of Columbia: 0.61%

Variable Rate Demand Notes§: 0.61%
District of Columbia Community Connections Project Series A (Health Revenue)	0.15	07/01/2032	2,200,000	2,200,000
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured & LIQ)	0.39	10/01/2049	7,110,000	7,110,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured & LIQ)	0.39%	02/01/2049	$4,280,000	$4,280,000

				13,590,000

Florida: 6.91%

Other Municipal Debt: 1.09%
Hillsborough County FL Capital Improvement Notes Series A (Miscellaneous Revenue)	0.18	08/30/2012	4,800,000	4,800,000
JEA Florida Series F-1 (Utilities Revenue)	0.17	08/16/2012	6,750,000	6,750,000
JEA Florida Series F-2 (Utilities Revenue)	0.18	08/14/2012	12,700,000	12,700,000

				24,250,000

Variable Rate Demand Notes§: 5.82%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.19	06/15/2034	5,545,000	5,545,000
Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.17	02/01/2015	800,000	800,000
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured & LIQ)	0.18	11/15/2036	6,800,000	6,800,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.18	07/25/2015	5,525,000	5,525,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured & LIQ)	0.17	04/15/2039	6,295,000	6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.17	10/01/2023	5,800,000	5,800,000
Liberty County FL IDA Georgia Pacific Corporation Project (IDR, Bank of Nova Scotia LOC)	0.18	10/01/2028	5,000,000	5,000,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.16	10/15/2032	4,000,000	4,000,000
Miami-Dade County FL Eclipse Funding Trust Series 2006-049 (Tax Revenue, U.S. Bank NA LOC)	0.14	07/01/2013	2,700,000	2,700,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.22	03/01/2024	10,600,000	10,600,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.54	04/01/2028	7,500,000	7,500,000
Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Health Revenue, AMBAC Insured, Bank of America NA LIQ)	0.32	11/15/2025	44,905,000	44,905,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.18	08/15/2035	7,060,000	7,060,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.26	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.22	03/01/2027	4,000,000	4,000,000
RBC Municipal Products Incorporated PFOTER Series O-43 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.15	01/01/2020	5,115,000	5,115,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.25	11/15/2033	1,000,000	1,000,000

				129,390,000

				153,640,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia: 0.47%

Variable Rate Demand Notes§: 0.47%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured & LIQ)	0.18%	12/15/2039	$3,425,000	$3,425,000
Fulton County GA Development Authority Shepherd Center Project (Health Revenue, FHLB LOC)	0.16	09/01/2035	1,620,000	1,620,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.20	05/01/2031	1,320,000	1,320,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (IDR, Branch Banking & Trust LOC)	0.17	07/01/2037	3,995,000	3,995,000

				10,360,000

Illinois: 5.70%

Other Municipal Debt: 0.45%
Illinois Finance Authority Loyola University Series LOY (Education Revenue)	0.16	08/07/2012	6,600,000	6,600,000
Illinois State Unemployment Insurance Program Series A (Miscellaneous Revenue)	2.00	06/15/2013	3,500,000	3,552,231

				10,152,231

Variable Rate Demand Notes§: 5.25%
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.17	07/01/2023	4,200,000	4,200,000
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.55	06/01/2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.55	06/01/2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.19	01/01/2035	19,520,000	19,520,000
Chicago IL Neighborhoods Alive 21 Series B-4 (GO, Bank of New York Mellon LOC)	0.15	01/01/2037	6,370,000	6,370,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.35	01/01/2014	9,700,000	9,700,000
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Education Revenue, Harris Trust & Savings Bank LOC)	0.16	02/01/2033	650,000	650,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, Northern Trust Company LOC)	0.17	06/01/2024	3,800,000	3,800,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.17	06/01/2029	4,500,000	4,500,000
Illinois Finance Authority Advocate Healthcare Project Series A-1 (Health Revenue)	0.22	11/01/2030	3,000,000	3,000,000
Illinois Finance Authority Advocate Healthcare Project Series B (Health Revenue) (i)	0.27	04/01/2051	5,000,000	5,000,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue, FHLB SPA)	0.18	08/01/2035	20,000,000	20,000,000
Illinois State Finance Authority Various Hospital Sisters Services Series C (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.40	03/15/2036	25,000,000	25,000,000
RBC Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.15	06/15/2020	4,320,000	4,320,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.30	12/01/2035	3,080,000	3,080,000

				116,586,000

				126,738,231

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana: 2.93%

Other Municipal Debt: 0.29%
Indiana Bond Bank Interim Advance Funding Program Notes Series A (Miscellaneous Revenue)	1.25%	01/03/2013	$6,550,000	$6,574,834

Variable Rate Demand Notes§: 2.64%
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.25	07/01/2034	5,555,000	5,555,000
Indiana Finance Autority Ohio Valley Electric Corporation Project Series C (IDR, Bank of Nova Scotia LOC)	0.15	06/01/2040	3,100,000	3,100,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.18	10/01/2032	4,475,000	4,475,000
Indiana State Finance Authority Ascension Health Project Senior Notes (IDR)	0.14	11/15/2036	1,500,000	1,500,000
Indiana State Housing & CDA Series C (Tax Revenue)	0.20	07/01/2036	20,425,000	20,425,000
Madison IN EDA Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi SPA)	0.19	08/01/2017	6,000,000	6,000,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.01	12/01/2016	900,000	900,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.35	09/01/2018	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.25	05/01/2033	8,025,000	8,025,000

				58,580,000

				65,154,834

Iowa: 0.78%

Variable Rate Demand Notes§: 0.78%
Iowa Finance Authority Archer Daniels Midland Company Project (IDR)	0.22	12/01/2051	7,900,000	7,900,000
Iowa Finance Authority Chrisbro III Incorporated Project (IDR, Great Western Bank LOC)	0.16	08/01/2041	4,250,000	4,250,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.17	01/01/2039	4,865,000	4,865,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	1.46	06/01/2014	400,000	400,000

				17,415,000

				17,415,000

Kansas: 0.58%

Variable Rate Demand Notes§: 0.58%
Kansas State Development Finance Authority Adventist Health C (Hospital Revenue, Royal Bank of Canada LOC)	0.13	11/15/2034	10,600,000	10,600,000
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.23	11/01/2020	2,265,000	2,265,000

				12,865,000

Kentucky: 0.85%

Other Municipal Debt: 0.05%
Kentucky Rural Water Finance Corporation Series A (Water & Sewer Revenue)	1.25	02/01/2013	1,000,000	1,003,745

Variable Rate Demand Notes§: 0.80%
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.20	10/01/2017	5,250,000	5,250,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
JPMorgan Chase PUTTER/DRIVER Trust Series 4096 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.24%	07/01/2022	$5,165,000	$5,165,000
Kentucky Rural Water Finance Corporation Series H (Housing Revenue, State Street Bank & Trust Company SPA)	0.18	07/01/2036	7,385,000	7,385,000

				17,800,000

				18,803,745

Louisiana: 1.61%

Variable Rate Demand Notes§: 1.61%
Ascension Parish LA BASF Corporation Project (IDR)	0.31	03/01/2025	7,900,000	7,900,000
Louisiana PFA PC Allied Signal Incorporated Project (IDR)	0.19	08/01/2017	6,815,000	6,815,000
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series 0-31 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.15	05/01/2034	1,000,000	1,000,000
Saint James Parish LA Nucor Steel Louisiana LLC Project Series 2010A-1 (IDR)	0.16	11/01/2040	20,000,000	20,000,000

				35,715,000

Maine: 0.39%

Variable Rate Demand Notes§: 0.39%
Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)	0.13	06/01/2038	3,700,000	3,700,000
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue, Bank of Nova Scotia LOC)	0.18	12/01/2024	5,000,000	5,000,000

				8,700,000

Maryland: 1.03%

Other Municipal Debt: 0.42%
Montgomery County MD Consolidated Public Improvement BAN Series 10-A (Miscellaneous Revenue, PNC Bank NA LIQ)	0.16	08/07/2012	9,300,000	9,300,000

Variable Rate Demand Notes§: 0.61%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.19	11/01/2033	4,445,000	4,445,000
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue, Manufacturers & Traders Bank LOC)	0.20	12/03/2035	1,000,000	1,000,000
Maryland HEFA Stella Maris Issue Series 1997 (Health Revenue, M&T Bank LOC)	0.16	07/01/2021	3,130,000	3,130,000
RBC Municipal Products Incorporated PFOTER Series O-29 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.15	11/15/2051	5,000,000	5,000,000

				13,575,000

				22,875,000

Massachusetts: 0.85%

Other Municipal Debt: 0.45%
Massachusetts Port Authority AMT Series 12-B (Miscellaneous Revenue)	0.20	08/08/2012	10,000,000	10,000,000

Variable Rate Demand Notes§: 0.40%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.55	06/01/2018	1,800,000	1,800,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
University of Massachusetts Building Authority (Education Revenue, State Guaranteed Insured) (i)	0.24%	11/01/2034	$7,045,000	$7,045,000

				8,845,000

				18,845,000

Michigan: 3.76%

Other Municipal Debt: 0.83%
Michigan State Hospital Finance Authority Trinity Health Credit Group Project Series 08-C (Health Revenue)	0.14	08/07/2012	7,900,000	7,900,000
Michigan State University Board of Trustees Series D (Education Revenue)	0.18	10/15/2012	5,000,000	5,000,000
University of Michigan Regents Series B (Education Revenue)	0.14	08/07/2012	5,600,000	5,600,000

				18,500,000

Variable Rate Demand Notes§: 2.93%
Eastern Michigan University Various Refunding Notes Series B (Education Revenue, JPMorgan Chase & Company LOC)	0.19	03/01/2049	8,400,000	8,400,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC & LIQ)	0.19	09/01/2026	20,000,000	20,000,000
Michigan Housing Development Authority Rental Housing Project (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.20	10/01/2037	17,560,000	17,560,000
Michigan Housing Development Authority Rental Housing Project Series 2010-F (Health Revenue) (i)	0.24	11/15/2049	6,500,000	6,500,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit (Health Revenue)	0.24	11/15/2049	5,200,000	5,200,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series O-32 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.15	06/01/2020	2,000,000	2,000,000
Michigan State University Various Refunding Notes (Education Revenue)	0.15	02/15/2034	3,400,000	3,400,000
University of Michigan Board of Regents GO Series 2012-A (Education Revenue)	0.12	04/01/2036	2,000,000	2,000,000

				65,060,000

				83,560,000

Minnesota: 4.27%

Other Municipal Debt: 1.19%
Hennepin County MN Unlimited Series B (Tax Revenue)	2.00	12/01/2012	1,000,000	1,005,998
Rochester MN HCFR Mayo Foundation Series 00-A (Health Revenue)	0.16	08/21/2012	17,000,000	17,000,000
University of Minnesota Regents Series 05-A (GO)	0.14	08/07/2012	8,300,000	8,300,000

				26,305,998

Variable Rate Demand Notes§: 3.08%
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.57	07/15/2032	2,410,000	2,410,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured & LIQ)	0.18	01/15/2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.16	08/15/2038	750,000	750,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.21%	10/01/2024	$235,000	$235,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.18	05/01/2026	1,042,000	1,042,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.30	12/01/2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.30	02/01/2027	1,480,000	1,480,000
Minnesota Bond Securitization Trust Certificate Series S2 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.30	11/01/2028	2,990,000	2,990,000
Minnesota HFA Residential Housing Finance Project Series C (Miscellaneous Revenue, FHLB SPA)	0.16	07/01/2036	11,700,000	11,700,000
Minnesota HFA Series C (Housing Revenue, GO of Agency Insured, FHLB LIQ)	0.16	07/01/2048	6,000,000	6,000,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.20	03/01/2033	1,000,000	1,000,000
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)	0.16	10/01/2016	1,185,000	1,185,000
Minnesota State Residential Housing Series C (Housing Revenue, GO of Authority Insured)	0.18	01/01/2035	8,215,000	8,215,000
Minnesota State Residential Housing Series G (Housing Revenue)	0.18	01/01/2032	6,000,000	6,000,000
Plymouth MN MFHR The Lake Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.18	08/01/2034	1,900,000	1,900,000
Ramsey County MN MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.47	10/01/2038	300,000	300,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.18	06/01/2032	700,000	700,000
Stevens County MN Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.26	08/01/2032	3,350,000	3,350,000
Swift County MN East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.26	04/01/2033	3,050,000	3,050,000

				68,472,000

				94,777,998

Mississippi: 0.68%

Variable Rate Demand Note§: 0.68%
Perry County MS River Forest Products Incorporated Project (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.15	02/01/2022	15,180,000	15,180,000

Missouri: 1.31%

Other Municipal Debt: 0.35%
University of Missouri Curators Series A (Education Revenue)	0.15	08/07/2012	7,700,000	7,700,000

Variable Rate Demand Notes§: 0.96%
Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.22	08/01/2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation (Miscellaneous Revenue)	0.17	04/01/2027	4,700,000	4,700,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.17	06/01/2037	3,475,000	3,475,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Missouri State HEFA Ascension Health Project Series C4 (Health Revenue)	0.13%	11/15/2026	$3,000,000	$3,000,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 Certificate Partner Multi-State (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	03/01/2038	4,442,000	4,442,000
St. Charles County MO United Handicap Services (Education Revenue, U.S. Bank NA LOC)	0.31	07/01/2023	3,675,000	3,675,000

				21,452,000

				29,152,000

Montana: 0.24%

Variable Rate Demand Note§: 0.24%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	12/01/2036	5,220,000	5,220,000

Nebraska: 0.28%

Variable Rate Demand Note§: 0.28%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.26	09/01/2031	6,190,000	6,190,000

Nevada: 0.95%

Variable Rate Demand Notes§: 0.95%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.17	04/15/2041	11,000,000	11,000,000
Reno NV Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York Mellon LOC)	0.17	06/01/2042	10,000,000	10,000,000

				21,000,000

New Hampshire: 1.37%

Variable Rate Demand Notes§: 1.37%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	02/01/2013	19,075,000	19,075,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3648 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.25	10/01/2017	5,000,000	5,000,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.23	06/01/2039	6,280,139	6,280,139

				30,355,139

New Jersey: 3.44%

Variable Rate Demand Notes§: 3.44%
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	01/01/2018	2,400,000	2,400,000
Clipper Tax-Exempt Certified Trust Series A-2006 (Transportation Revenue)	0.15	12/15/2023	7,000,000	7,000,000
New Jersey EDA Natural Gas Company Series A (Utilities Revenue)	0.17	09/01/2027	3,345,000	3,345,000
New Jersey EDA Natural Gas Company Series C (Utilities Revenue)	0.20	08/01/2041	17,900,000	17,900,000
New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.16	10/01/2030	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.30%	06/01/2016	$20,595,000	$20,595,000
New Jersey Housing & Mortgage Finance Agency SFHR Series R (Housing Revenue)	0.17	04/01/2038	14,565,000	14,565,000
New Jersey TRAN Series A (Tax Revenue) (i)	0.50	06/27/2013	9,600,000	9,601,800

				76,406,800

New Mexico: 0.41%

Variable Rate Demand Notes§: 0.41%
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.18	04/01/2034	4,505,000	4,505,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.18	04/01/2034	4,535,000	4,535,000

				9,040,000

New York: 5.16%

Other Municipal Debt: 0.23%
New York Metropolitan Transportation Authority BAN Series CP-2 Subseries A (Transportation Revenue)	0.18	10/04/2012	5,000,000	5,000,000

Variable Rate Demand Notes§: 4.93%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.30	09/01/2034	8,355,000	8,355,000
New York & New Jersey Port Authority PFOTER Series O-19 (Airport Revenue, GO of Authority Insured, Royal Bank of Canada LIQ) 144A	0.16	10/15/2041	11,170,000	11,170,000
New York City NY Housing Development Corporation AMT Series H-2 (Housing Revenue)	0.32	05/01/2013	5,500,000	5,500,000
New York City NY Housing Development Corporation MFHR Renaissance Court Project Series A (Housing Revenue, FHLMC Insured & LIQ)	0.17	06/01/2037	20,000,000	20,000,000
New York City NY Housing Development Corporation MFHR Series H-2 (Housing Revenue)	0.25	05/01/2041	2,150,000	2,150,000
New York City NY Housing Development Corporation Series C (Housing Revenue)	0.27	05/01/2045	4,700,000	4,700,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR, AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/15/2044	3,000,000	3,000,000
New York HFA MFHR 388 Bridge Street Housing Project Series A (Housing Revenue, Manufacturers & Traders Bank LOC)	0.16	05/01/2046	1,600,000	1,600,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.35	05/01/2038	6,810,000	6,810,000
New York Metropolitan Transportation Authority Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AMBAC Insured, Citibank NA LIQ)	0.30	11/15/2013	7,120,000	7,120,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2027	8,000,000	8,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.40	10/01/2031	4,925,000	4,925,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.40	10/01/2024	5,405,000	5,405,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York Mortgage Agency Homeowner Series 73-A ROC RR-II-R-11707 (Housing Revenue, Citibank NA LIQ) 144A	0.40%	10/01/2024	$12,620,000	$12,620,000
New York NY DRIVER Trust Series 3381 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.24	10/01/2023	2,115,000	2,115,000
Riverhead NY IDAG Central Suffolk Hospital Project Series A (Housing Revenue, M&T Bank LOC)	0.18	07/01/2031	2,140,000	2,140,000
Riverhead NY IDAG Central Suffolk Hospital Project Series B (Housing Revenue, M&T Bank LOC)	0.18	07/01/2031	2,015,000	2,015,000
Riverhead NY IDAG Central Suffolk Hospital Project Series C (Housing Revenue, M&T Bank LOC)	0.18	07/01/2017	1,945,000	1,945,000

				109,570,000

				114,570,000

North Carolina: 3.02%

Variable Rate Demand Notes§: 3.02%
North Carolina Capital Facilities Finance Agency Pfeifer University Project (Education Revenue, Bank of America NA LOC)	1.00	11/01/2026	7,815,000	7,815,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.17	12/01/2033	4,800,000	4,800,000
North Carolina Housing Finance Agency AMT Home Ownership Series 16-C (Housing Revenue)	0.17	07/01/2032	12,815,000	12,815,000
North Carolina Housing Finance Agency AMT Home Ownership Series 17-C (Housing Revenue)	0.17	07/01/2033	14,615,000	14,615,000
North Carolina Housing Finance Agency AMT Home Ownership Series 18-C (Housing Revenue)	0.17	01/01/2035	12,625,000	12,625,000
Raleigh-Durham NC Airport Authority PUTTER Trust Series 2012 (Airport Revenue, JPMorgan Chase Bank LIQ)	0.23	05/01/2015	14,470,000	14,470,000

				67,140,000

North Dakota: 2.36%

Other Municipal Debt: 1.21%
Mercer County ND Series 09-1 (Resource Recovery Revenue)	0.30	08/07/2012	25,000,000	25,000,000
North Dakota Water Finance Corporation Public Projects Construction Notes (IDR) §	0.37	08/01/2034	2,000,000	2,000,000

				27,000,000

Variable Rate Demand Notes§: 1.15%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.38	12/01/2022	2,260,000	2,260,000
North Dakota HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.15	07/01/2037	7,210,000	7,210,000
North Dakota HFA Home Mortgage Program Series A (Housing Revenue)	0.19	01/01/2036	7,810,000	7,810,000
North Dakota HFA Home Mortgage Program Series B (Housing Revenue)	0.19	07/01/2034	5,205,000	5,205,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010-C (IDR, CoBank ACB LOC)	0.16	11/01/2028	3,000,000	3,000,000

				25,485,000

				52,485,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Ohio: 2.98%

Variable Rate Demand Notes§: 2.98%
Allen County OH Hospital Facilities Authority Catholic Health Parnters Project Series B (Hospital Revenue)	0.14%	05/01/2036	$5,600,000	$5,600,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.20	09/01/2037	49,500,000	49,500,000
Ohio HEFAR Xavier University Project Series B (Education Revenue, PNC Bank NA LOC)	0.15	11/01/2030	2,200,000	2,200,000
Ohio HFA Series N (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.18	09/01/2036	7,000,000	7,000,000
Ohio State Water Development Authority First Energy Generation Project Series B (IDR, Bank of Nova Scotia LOC)	0.15	10/01/2033	1,975,000	1,975,000

				66,275,000

Oklahoma: 0.40%

Variable Rate Demand Note§: 0.40%
Oklahoma Development Finance Authority Seaboard Farms Incorporation Project (IDR, Bank of New York Mellon LOC)	0.16	03/01/2027	8,800,000	8,800,000

Oregon: 1.31%

Variable Rate Demand Notes§: 1.31%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.35	01/01/2016	725,000	725,000
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.35	01/01/2019	710,000	710,000
Oregon Health & Science University Series B-2 (Miscellaneous Revenue, Union Bank NA LOC)	0.15	07/01/2042	2,000,000	2,000,000
Oregon State Veterans Welfare Series 90B (GO, Bank of Tokyo-Mitsubishi SPA)	0.16	12/01/2045	3,300,000	3,300,000
Portland Oregon Special Obligation Revenue Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.16	03/01/2036	22,400,000	22,400,000

				29,135,000

Other: 0.50%

Variable Rate Demand Notes§: 0.50%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	01/01/2038	10,215,000	10,215,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC Insured)	0.20	01/15/2047	995,000	995,000

				11,210,000

Pennsylvania: 3.13%

Variable Rate Demand Notes§: 3.13%
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.17	10/01/2026	3,122,000	3,122,000
Beaver County PA IDA BSF Corporation Project (IDR)	0.31	09/01/2032	2,000,000	2,000,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.19	05/15/2025	3,610,000	3,610,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (GO, Branch Banking & Trust LOC & LIQ)	0.15	01/04/2029	3,425,000	3,425,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue, Virginia State LOC)	0.28	05/01/2022	1,000,000	1,000,000
Central Bradford County PA PFOTER Series C-14 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.15	12/01/2041	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.35%	05/01/2017	$985,000	$985,000
Lehigh County PA PFOTER (Miscellaneous Revenue, Bank of America NA LIQ)	0.43	08/15/2042	9,900,000	9,900,000
Montgomery County PA IDA Girl Scouts Southeastern (IDR, TD Bank NA LOC)	0.15	02/01/2025	1,350,000	1,350,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	06/01/2025	1,305,000	1,305,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.24	12/01/2023	1,500,000	1,500,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.28	11/01/2019	1,000,000	1,000,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.36	05/01/2015	100,000	100,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.36	08/01/2014	200,000	200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	12/01/2025	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (Miscellaneous Revenue, PNC Bank NA LOC)	0.36	12/01/2013	100,000	100,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.36	05/01/2015	300,000	300,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series J2 (Education Revenue, PNC Bank NA LOC)	0.17	05/01/2027	1,500,000	1,500,000
Pennsylvania HEFA St. Josephs University Project Series A (Education Revenue, TD Bank NA LOC)	0.16	07/15/2036	4,000,000	4,000,000
Pennsylvania HFA Series 83B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.18	04/01/2035	14,005,000	14,005,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.30	12/01/2014	600,000	600,000
Philadelphia PA Subseries C-1 (Airport Revenue, TD Bank NA LOC)	0.15	06/15/2025	12,945,000	12,945,000
RBC Municipal Products Incorporated PFOTER Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.15	12/01/2038	1,600,000	1,600,000

				69,547,000

Puerto Rico: 0.39%

Variable Rate Demand Notes§: 0.39%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue, Citibank NA LIQ) 144A	0.17	08/01/2047	4,875,000	4,875,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.17	08/01/2050	3,804,500	3,804,500

				8,679,500

Rhode Island: 0.20%

Variable Rate Demand Notes§: 0.20%
Rhode Island HEFA Bryant University Project (Education Revenue, TD Bank NA LOC)	0.16	06/01/2035	4,500,000	4,500,000

South Carolina: 1.97%

Other Municipal Debt: 0.58%
York County SC Electric Membership Corporation Project Series 00B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Insured)	0.45	09/04/2012	5,200,000	5,200,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
York County SC Electric Membership Corporation Project Series 00B-2 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Insured)	0.45%	09/04/2012	$6,700,000	$6,700,000
York County SC Electric Membership Corporation Project Series 00B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Insured)	0.45	09/04/2012	1,000,000	1,000,000

				12,900,000

Variable Rate Demand Notes§: 1.39%
Berkeley County SC Nucor Corporation Project (IDR)	0.20	09/01/2028	24,000,000	24,000,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.39	03/21/2019	6,875,000	6,875,000

				30,875,000

				43,775,000

South Dakota: 0.34%

Variable Rate Demand Notes§: 0.34%
Grant County SD Mill Valley LLC Project (Solid Waste Revenue, Farm Credit Services of America Insured)	0.23	07/01/2037	1,600,000	1,600,000
South Dakota Housing Development Authority Homeownership Mortgage Series C (Housing Revenue, FHLB SPA)	0.16	05/01/2037	2,000,000	2,000,000
South Dakota Housing Development Authority Homeownership Mortgage Series F (Housing Revenue, FHLB SPA)	0.17	05/01/2039	4,000,000	4,000,000

				7,600,000

Tennessee: 0.64%

Other Municipal Debt: 0.09%
Sevier County TN Public Building Authority Public Project Construction Notes Series C-1 (Miscellaneous Revenue)	1.25	04/01/2013	2,000,000	2,010,607

Variable Rate Demand Notes§: 0.55%
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.19	09/01/2018	6,430,000	6,430,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.16	11/01/2028	1,100,000	1,100,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.17	06/01/2035	4,635,000	4,635,000

				12,165,000

				14,175,607

Texas: 15.22%

Variable Rate Demand Notes§: 15.22%
Calhoun County TX Formosa Plastics Corporation Project (Solid Waste Revenue, JPMorgan Chase Bank LOC)	0.28	05/01/2031	12,500,000	12,500,000
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	10/01/2018	1,460,000	1,460,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
First Rio Grande Regional Water Authority EDA Rio Grande Valley Sugar Growers Incorporated Project (IDR, CoBank ACB LOC)	0.16%	03/01/2032	$2,900,000	$2,900,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D3 (Education Revenue, Northern Trust Company LOC)	0.15	06/01/2029	2,000,000	2,000,000
Harris County TX Industrial Development Corporation Deer Park Convertible (Resource Recovery Revenue)	0.20	03/01/2023	10,800,000	10,800,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured & LIQ)	0.35	02/01/2048	11,980,000	11,980,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.39	04/01/2040	2,870,000	2,870,000
Jewett TX Economic Development Corporation Nucor Corporation Project (IDR)	0.20	08/01/2038	6,200,000	6,200,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.22	01/01/2030	18,500,000	18,500,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.22	01/01/2032	13,200,000	13,200,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.31	05/01/2033	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.31	04/01/2037	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (IDR)	0.19	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue)	0.15	12/01/2039	9,800,000	9,800,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals Incorporated Project (Resource Recovery Revenue)	0.22	03/01/2039	10,000,000	10,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals Incorporated Project Series 2012 (IDR)	0.22	03/01/2042	46,500,000	46,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.22	01/01/2030	15,000,000	15,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.22	04/01/2028	17,500,000	17,500,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.25	12/01/2023	1,540,000	1,540,000
San Antonio TX PFOTER Series 4590 (GO, FHLMC Insured & LIQ)	0.35	07/01/2048	5,740,000	5,740,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured, Texas State Comptroller of Public Accounts SPA)	0.20	09/01/2038	43,675,000	43,675,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	19,250,531	19,250,531
Texas PFOTER Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.15	11/01/2041	5,000,000	5,000,000
Texas Series A (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	12/01/2042	4,000,000	4,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	08/30/2012	27,900,000	27,900,000

				338,250,531

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Vermont: 0.44%

Variable Rate Demand Notes§: 0.44%
Vermont HFA Series A (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.22%	05/01/2037	$4,200,000	$4,200,000
Vermont HFA Series C (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.22	11/01/2037	5,500,000	5,500,000

				9,700,000

Virginia: 2.96%

Variable Rate Demand Notes§: 2.96%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA)	0.20	01/01/2014	16,670,000	16,670,000
Campbell County VA IDA Georgia Pacific Corporation Project (IDR, U.S. Bank NA LOC)	0.18	12/01/2019	6,500,000	6,500,000
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.27	04/01/2026	3,100,000	3,100,000
Fairfax County VA IDA Inova Health Project Series A-1 (Miscellaneous Revenue) (i)	0.27	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.20	11/15/2036	24,489,000	24,489,000
Norfolk VA EDA Sentra Healthcare Project (Health Revenue) (i)	0.27	11/01/2034	5,905,000	5,905,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.15	07/01/2037	2,120,000	2,120,000

				65,784,000

Washington: 0.64%

Variable Rate Demand Note§: 0.64%
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.23	01/01/2039	14,190,000	14,190,000

West Virginia: 1.23%

Variable Rate Demand Notes§: 1.23%
West Virginia EDA Appalachian Power Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.20	02/01/2036	10,000,000	10,000,000
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank ACB LOC)	0.23	10/01/2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AgCredit LOC)	0.23	10/01/2031	2,700,000	2,700,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.18	04/01/2027	10,600,000	10,600,000

				27,300,000

Wisconsin: 3.70%

Variable Rate Demand Notes§: 3.70%
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.20	09/01/2021	1,430,000	1,430,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	1.46	09/01/2019	720,000	720,000
Wisconsin HEFA Hospital Sisters Services Incorporation Project Series B-2 (Hospital Revenue)	0.40	03/15/2036	15,000,000	15,000,000
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.16	05/01/2055	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured, FHLB SPA)	0.17%	09/01/2022	$27,020,000	$27,020,000
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured)	0.17	03/01/2035	13,845,000	13,845,000
Wisconsin Housing & EDA Series B (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.16	05/01/2055	4,440,000	4,440,000
Wisconsin Housing & EDA Series B (Housing Revenue, GO of Authority Insured)	0.27	05/01/2034	1,535,000	1,535,000
Wisconsin Housing & EDA Series C (Housing Revenue, GO of Authority Insured)	0.18	09/01/2033	10,525,000	10,525,000
Wisconsin PFA Midwestern Disaster Area Series A (IDR, Farm Credit Services of America Insured)	0.16	09/01/2036	2,800,000	2,800,000

				82,315,000

Total Municipal Obligations (Cost $2,224,051,439)				2,224,051,439

Total Investments in Securities
(Cost $2,224,051,439) *	100.10%	2,224,051,439
Other Assets and Liabilities, Net	(0.10)	(2,131,439)

Total Net Assets	100.00%	$2,221,920,000

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

Assets
Investments in unaffiliated securities, at amortized cost	$2,224,051,439
Receivable for investments sold	19,171,002
Receivable for interest	884,355
Prepaid expenses and other assets	139,807

Total assets	2,244,246,603

Liabilities
Dividends payable	36,939
Payable for investments purchased	21,246,460
Payable for Fund shares redeemed	115,447
Due to custodian bank	11,720
Advisory fee payable	26,702
Due to other related parties	283,343
Accrued expenses and other liabilities	605,992

Total liabilities	22,326,603

Total net assets	$2,221,920,000

NET ASSETS CONSIST OF
Paid-in capital	$2,221,476,964
Accumulated net realized gains on investments	443,036

Total net assets	$2,221,920,000

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$3,533,309
Shares outstanding – Administrator Class	3,532,758
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,048,177,955
Shares outstanding – Institutional Class	2,047,735,310
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$170,208,736
Shares outstanding – Service Class	170,205,888
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$2,953,738

Expenses
Advisory fee	1,211,024
Administration fees
Fund level	605,512
Administrator Class	1,756
Institutional Class	887,622
Service Class	119,710
Shareholder servicing fees
Administrator Class	1,756
Service Class	194,783
Custody and accounting fees	46,967
Professional fees	4,534
Registration fees	49,770
Shareholder report expenses	1,721
Trustees’ fees and expenses	719
Other fees and expenses	23,222

Total expenses	3,149,096
Less: Fee waivers and/or expense reimbursements	(721,471)

Net expenses	2,427,625

Net investment income	526,113

Net realized gains on investments	249,319

Net increase in net assets resulting from operations	$775,432

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$526,113		$1,774,418
Net realized gains on investments		249,319		337,817

Net increase in net assets resulting from operations		775,432		2,112,235

Distributions to shareholders from
Net investment income
Administrator Class		(204)		(723)
Institutional Class		(515,905)		(1,827,427)
Service Class		(10,004)		(29,618)

Total distributions to shareholders		(526,113)		(1,857,768)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	3,668,968,956	3,668,968,956	9,313,833,219	9,313,833,219
Service Class	235,332,146	235,332,146	1,004,481,308	1,004,481,308

		3,904,301,102		10,318,314,527

Reinvestment of distributions
Administrator Class	204	204	717	717
Institutional Class	118,281	118,281	560,947	560,947
Service Class	4,455	4,455	8,327	8,327

		122,940		569,991

Payment for shares redeemed
Administrator Class	0	0	(6,094,977)	(6,094,977)
Institutional Class	(3,958,914,527)	(3,958,914,527)	(11,092,077,575)	(11,092,077,575)
Service Class	(278,529,252)	(278,529,252)	(1,103,766,077)	(1,103,766,077)

		(4,237,443,779)		(12,201,938,629)

Net decrease in net assets resulting from capital share transactions		(333,019,737)		(1,883,054,111)

Total decrease in net assets		(332,770,418)		(1,882,799,644)

Net assets
Beginning of period		2,554,690,418		4,437,490,062

End of period		$2,221,920,000		$2,554,690,418

Undistributed net investment income		$0		$0

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Administrator Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distribution to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.38%
Net expenses	0.23%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000’s omitted)	$3,533	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	20111,[2]	2010[1]	2009[1]	2008[1],[3]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [4]	0.00 [4]	0.00 [4]	(0.00)[4]	0.00	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.02%	0.05%	0.16%	0.40%	2.20%	3.49%	3.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.23%	0.22%	0.21%	0.22%
Net expenses	0.20%	0.19%	0.21%	0.23%	0.22%	0.21%	0.22%
Net investment income	0.05%	0.06%	0.18%	0.40%	2.10%	3.44%	3.40%
Supplemental data
Net assets, end of period (000’s omitted)	$2,048,178	$2,337,778	$4,115,192	$4,580,024	$6,154,387	$5,671,591	$7,122,239

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Year ended February 29

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1],[2]	2010[1]	2009[1]	20081,[3]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [4]	(0.00)	0.00 [4]	0.00 [4]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [4]	0.00 [4]	0.00 [4]	(0.00)[4]	0.00	0.00	0.00

Total from investment operations	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.00%	0.01%	0.01%	0.20%	1.95%	3.23%	3.21%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.50%	0.48%	0.47%	0.46%	0.47%
Net expenses	0.24%	0.25%	0.37%	0.44%	0.47%	0.46%	0.47%
Net investment income (loss)	0.01%	(0.01)%	0.01%	0.21%	1.85%	3.16%	3.15%
Supplemental data
Net assets, end of period (000’s omitted)	$170,209	$213,380	$312,671	$564,325	$830,779	$732,031	$676,614

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Year ended February 29

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to Financial Statements (Unaudited)

carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

Further details on the major security types can be found in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

38	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Lipper Tax-Exempt Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were equal to or in range of the Fund’s Expense Group’s median net operating expense ratios.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were equal to or in range of the median rates for the Fund’s Expense Group. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	39

other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

40	Wells Fargo Advantage Municipal Cash Management Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211391 09-12 SA307/SAR307 07-12

Wells Fargo Advantage

Municipal Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding proposed changes to money market fund rules that may be issued by the SECany potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Municipal Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 2, 1988

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
13 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
13 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (WMUXX)	01/05/1995	0.00	0.02	0.64	1.10	0.82%	0.65%
Institutional Class (WMTXX)**	07/09/2010	0.03	0.05	0.78	1.32	0.43%	0.20%
Investor Class (WMVXX)	07/09/2010	0.00	0.02	0.75	1.31	0.85%	0.64%
Service Class (WMSXX)	11/02/1988	0.00	0.02	0.75	1.31	0.72%	0.45%
Sweep Class	06/30/2000	0.00	0.02	0.54	0.90	1.17%	1.00%

*	Returns for periods of less than one year are not annualized.

**	Institutional Class shares are closed to new investors.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.04%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.04%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.04%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.04%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.59%), (0.21%), (0.62%), (0.49%) and (0.94%) for Class A, Institutional Class, Investor Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage Municipal Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$1.24	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%
Institutional Class
Actual	$1,000.00	$1,000.31	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%
Investor Class
Actual	$1,000.00	$1,000.05	$1.24	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%
Service Class
Actual	$1,000.00	$1,000.05	$1.24	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.24	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	$1.26	0.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations : 98.85%

Alabama : 0.64%

Variable Rate Demand Notes §: 0.64%
Calhoun County AL Economic Development Council Southern Bag Corporation Limited Expansion Project Series 1998 (IDR, TD Bank NA LOC)	0.43%	03/01/2013	$600,000	$600,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.30	08/01/2041	2,600,000	2,600,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.15	05/01/2041	1,370,000	1,370,000
Mobile AL Industrial Development Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.20	08/01/2031	1,950,000	1,950,000

				6,520,000

Arizona : 1.62%

Other Municipal Debt : 0.49%
Phoenix Civic Improvement Corporation Series 2012-A (Miscellaneous Revenue)	0.17	08/06/2012	5,000,000	5,000,000

Variable Rate Demand Notes §: 1.13%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.25	11/01/2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.23	08/01/2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.24	10/01/2026	2,995,000	2,995,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.23	08/01/2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.23	05/01/2027	1,250,000	1,250,000

				11,595,000

California : 4.88%

Other Municipal Debt : 0.39%
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	2,000,000	2,011,526
San Diego County CA School District TRAN Series B-1 (Miscellaneous Revenue, Go of Participants Insured)	2.00	01/31/2013	2,000,000	2,017,424

				4,028,950

Variable Rate Demand Notes §: 4.49%
California State GO Kindergarten University Public Education Facilities Series 2003-A (GO, Bank of Montreal LOC)	0.11	05/01/2033	18,700,000	18,700,000
California State GO Kindergarten University Public Education Facilities Series 2005-A (GO, Royal Bank of Canada LOC)	0.11	05/01/2040	13,900,000	13,900,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Bank of Nova Scotia LOC)	0.13	09/01/2033	10,000,000	10,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	05/15/2034	850,000	850,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	09/15/2032	2,500,000	2,500,000

				45,950,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado : 1.05%

Variable Rate Demand Notes §: 1.05%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.20%	01/01/2032	$3,570,000	$3,570,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank Colorado LOC) 144A	0.50	09/01/2023	3,230,000	3,230,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.23	07/01/2029	1,710,000	1,710,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.16	04/01/2040	1,000,000	1,000,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.31	11/01/2020	1,250,000	1,250,000

				10,760,000

District of Columbia : 0.66%

Variable Rate Demand Notes §: 0.66%
District of Columbia Community Connection Real Estate Foundation Series 2007-A (Miscellaneous Revenue)	0.15	07/01/2032	1,300,000	1,300,000
District of Columbia Enterprise Zone 14th & Irving (IDR, Bank of America NA LOC)	0.65	05/01/2022	1,670,000	1,670,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR, FGIC Insured, JPMorgan Chase Bank LIQ)	0.25	10/01/2014	3,755,000	3,755,000

				6,725,000

Florida : 5.92%

Other Municipal Debt : 0.86%
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.18	08/30/2012	2,200,000	2,200,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.17	08/16/2012	1,000,000	1,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.18	08/14/2012	5,600,000	5,600,000

				8,800,000

Variable Rate Demand Notes §: 5.06%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.94	11/01/2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	06/15/2034	1,850,000	1,850,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	12/15/2041	1,860,000	1,860,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.17	10/01/2035	6,380,000	6,380,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured, JPMorgan Chase Bank LIQ) 144A	0.32	10/01/2032	8,505,000	8,505,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.19	09/15/2038	1,210,000	1,210,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA, FNMA Insured, JPMorgan Chase Bank LIQ)	0.23	09/01/2015	3,295,000	3,295,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA, FNMA Insured, JPMorgan Chase Bank LIQ)	0.23	09/01/2015	3,150,000	3,150,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.22	03/01/2024	400,000	400,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.18	05/15/2038	6,830,000	6,830,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase Bank LIQ)	0.19	04/15/2040	7,650,000	7,650,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.12%	11/15/2026	$3,495,000	$3,495,000
Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)	0.60	08/01/2017	700,000	700,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.18	10/01/2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.25	11/15/2033	3,000,000	3,000,000

				51,875,000

Georgia : 2.66%

Variable Rate Demand Notes §: 2.66%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.23	11/01/2033	16,800,000	16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.24	01/18/2027	2,355,000	2,355,000
Georgia Port Authority Adjusted Colonels Island Terminal Project (IDR, Branch Banking & Trust LOC)	0.24	10/01/2023	3,360,000	3,360,000
Georgia Port Authority Colonels Island Terminal Project (Port Authority Revenue, Branch Banking & Trust LOC)	0.24	06/01/2022	3,000,000	3,000,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (Health Revenue, Branch Banking & Trust LOC)	0.17	07/01/2037	1,755,000	1,755,000

				27,270,000

Idaho : 0.20%

Variable Rate Demand Note §: 0.20%
Cassia County ID Industrial Development Corporation Oak Valley Heifers LLC (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.31	06/01/2027	2,000,000	2,000,000

Illinois : 3.26%

Other Municipal Debt : 0.28%
Illinois Finance Authority Loyola University of Chicago Financing Program Series LOY (Education Revenue)	0.16	08/07/2012	2,900,000	2,900,000

Variable Rate Demand Notes §: 2.98%
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.23	07/01/2033	2,810,000	2,810,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.22	12/01/2013	3,125,000	3,125,000
Illinois Development Finance Authority MCL Incorporated Project (IDR, GE Capital Corporation LOC)	0.42	06/01/2017	1,735,000	1,735,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, PNC Bank NA LOC)	0.17	06/01/2024	1,800,000	1,800,000
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.17	04/01/2037	400,000	400,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.42	12/01/2018	535,000	535,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.23	06/15/2050	2,400,000	2,400,000
Illinois State Finance Authority Hospital Sisters Services Series C (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.40	03/15/2036	11,425,000	11,425,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase Bank LOC)	0.42%	10/01/2021	$1,025,000	$1,025,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.22	07/01/2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.56	12/01/2014	1,850,000	1,850,000
West Frankfort IL Kroger Company Series 2004 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	11/01/2012	800,000	800,000

				30,505,000

Indiana : 2.03%

Other Municipal Debt : 0.10%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	01/03/2013	1,000,000	1,003,791

Variable Rate Demand Notes §: 1.93%
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.17	09/01/2029	2,540,000	2,540,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.15	06/01/2040	1,400,000	1,400,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.18	10/01/2032	945,000	945,000
Indiana State Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.21	06/01/2016	365,000	365,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR, PNC Bank NA LOC)	0.28	10/01/2017	1,430,000	1,430,000
Indiana State Finance Authority Ascension Health Senior Credit Group Series E-4 (Miscellaneous Revenue)	0.14	11/15/2036	1,000,000	1,000,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.19	08/01/2017	3,600,000	3,600,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.17	03/01/2041	1,480,000	1,480,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.55	11/01/2035	1,985,000	1,985,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.28	10/01/2023	2,350,000	2,350,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.42	09/01/2028	2,700,000	2,700,000

				19,795,000

Iowa : 2.36%

Variable Rate Demand Notes §: 2.36%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.24	08/01/2027	4,910,000	4,910,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.23	11/01/2016	1,700,000	1,700,000
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.22	12/01/2051	3,000,000	3,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.55	06/01/2028	1,415,000	1,415,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA, FNMA Insured, State Street Bank & Trust Company SPA)	0.18	07/01/2036	9,925,000	9,925,000
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.17	04/01/2033	2,625,000	2,625,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.17	04/01/2035	600,000	600,000

				24,175,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Kansas : 0.43%

Variable Rate Demand Notes §: 0.43%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.26%	06/01/2020	$825,000	$825,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.25	08/01/2027	3,540,000	3,540,000

				4,365,000

Kentucky : 1.23%

Variable Rate Demand Notes §: 1.23%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.24	10/01/2019	2,790,000	2,790,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.28	09/01/2022	2,450,000	2,450,000
Kentucky EDFA Madonna Manor Project PUTTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.43	12/01/2039	2,500,000	2,500,000
Kentucky State Housing Corporation Series A PUTTER (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.25	07/01/2022	1,000,000	1,000,000
Kentucky State Housing Corporation Series B (Housing Revenue, State Street Bank & Trust Company SPA)	0.18	07/01/2032	1,530,000	1,530,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.20	03/01/2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.55	08/01/2015	930,000	930,000

				12,650,000

Louisiana : 1.27%

Variable Rate Demand Notes §: 1.27%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	03/01/2043	8,015,000	8,015,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.35	12/01/2036	4,000,000	4,000,000
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Series 0-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.15	05/01/2034	1,000,000	1,000,000

				13,015,000

Maine : 0.38%

Variable Rate Demand Note §: 0.38%
Maine Housing Authority Mortgage Purchase Program Series 2004-D-3 (Housing Revenue, State Street Bank & Trust Company SPA)	0.21	11/15/2039	3,900,000	3,900,000

Maryland : 0.61%

Other Municipal Debt : 0.40%
Montgomery County MD Consolidated Public Improvement BAN Series 2010-A (Miscellaneous Revenue)	0.16	08/07/2012	4,100,000	4,100,000

Variable Rate Demand Note §: 0.21%
Maryland State Health & HEFA Stella Maris Issue Series 1997 (Health Revenue, Manufacturers & Traders Bank LOC)	0.16	07/01/2021	2,115,000	2,115,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts : 0.49%

Other Municipal Debt : 0.49%
Massachusetts Port Authority Series 2012-B (Port Authority Revenue)	0.20%	08/08/2012	$5,000,000	$5,000,000

Michigan : 4.22%

Other Municipal Debt : 0.91%
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2008-C (Health Revenue)	0.14	08/07/2012	3,500,000	3,500,000
Michigan State University Board of Trustees Series D (Education Revenue)	0.18	10/15/2012	3,250,000	3,250,000
University of Michigan Series B (Education Revenue)	0.14	08/07/2012	2,600,000	2,600,000

				9,350,000

Variable Rate Demand Notes §: 3.31%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.17	06/01/2034	800,000	800,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.19	09/01/2026	20,495,000	20,495,000
Michigan State Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.24	11/15/2049	7,100,000	7,100,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.15	06/01/2020	1,000,000	1,000,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.28	08/01/2025	680,000	680,000
Michigan State Strategic Fund Limited Methodist Children’s Home Project Series 1995 (Health Revenue, Bank One Michigan LOC)	0.57	08/01/2015	200,000	200,000
Michigan State University Board of Trustees Series 2005 (Education Revenue, Bank of New York Mellon Trust SPA)	0.15	02/15/2034	1,640,000	1,640,000
University of Michigan Board of Regents GO Series 2012-A (Education Revenue)	0.12	04/01/2036	2,000,000	2,000,000

				33,915,000

Minnesota : 6.92%

Other Municipal Debt : 0.59%
Regents of the University of Minnesota Series 2005-A (Education Revenue)	0.14	08/07/2012	4,060,000	4,060,000
Rochester Minnesota HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.16	08/21/2012	2,000,000	2,000,000

				6,060,000

Variable Rate Demand Notes §: 6.33%
Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)	0.37	05/01/2019	1,460,000	1,460,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	07/15/2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	06/15/2038	2,755,000	2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	01/15/2038	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	08/15/2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	04/15/2035	2,800,000	2,800,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18%	06/15/2038	$3,645,000	$3,645,000
Minneapolis MN CDA C&G Partners Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.17	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.21	10/01/2024	4,240,000	4,240,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.18	08/01/2036	930,000	930,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	04/15/2035	3,600,000	3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.18	05/01/2026	603,000	603,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.31	05/01/2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.30	12/01/2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Series S1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.30	02/01/2027	1,430,000	1,430,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, FHLB SPA)	0.16	07/01/2036	300,000	300,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, Royal Bank of Canada SPA)	0.18	01/01/2035	3,400,000	3,400,000
Minnesota State HFA Residential Housing Finance Series G (Housing Revenue, Royal Bank of Canada SPA)	0.18	01/01/2032	2,500,000	2,500,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2038	2,600,000	2,600,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, Bank of America NA LOC)	0.57	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2037	3,600,000	3,600,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	06/01/2032	2,140,000	2,140,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, Bank of America NA LOC)	0.57	09/01/2035	2,595,000	2,595,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.26	08/01/2032	2,650,000	2,650,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.26	04/01/2033	6,950,000	6,950,000

				64,883,000

Mississippi : 1.41%

Variable Rate Demand Note §: 1.41%
Mississippi State Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	02/01/2016	14,500,000	14,500,000

Missouri : 1.69%

Other Municipal Debt : 0.35%
University of Missouri Curators Series A (Education Revenue)	0.15	08/07/2012	3,600,000	3,600,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes §: 1.34%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.17%	04/01/2027	$2,495,000	$2,495,000
Missouri State HEFA Ascension Health Series C-3 (Health Revenue)	0.13	11/15/2039	3,000,000	3,000,000
Missouri State HEFA Ascension Health Series C-4 (Health Revenue)	0.13	11/15/2026	1,000,000	1,000,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	03/01/2038	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.27	12/01/2019	4,370,000	4,370,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.32	04/01/2026	1,840,000	1,840,000

				13,705,000

Nebraska : 0.45%

Variable Rate Demand Notes §: 0.45%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.26	12/01/2012	300,000	300,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.26	09/01/2031	4,310,000	4,310,000

				4,610,000

Nevada : 0.67%

Variable Rate Demand Notes §: 0.67%
Nevada State Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC, FHLB SPA)	0.17	04/15/2041	3,000,000	3,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.17	06/01/2042	3,900,000	3,900,000

				6,900,000

New Jersey : 3.79%

Variable Rate Demand Notes §: 3.79%
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	01/01/2018	7,650,000	7,650,000
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.20	08/01/2041	11,200,000	11,200,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.16	10/01/2030	125,000	125,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.30	06/01/2016	15,900,000	15,900,000
New Jersey State TRAN Series A (Miscellaneous Revenue) (i)	0.50	06/27/2013	4,000,000	4,000,750

				38,875,750

New Mexico : 0.28%

Variable Rate Demand Note §: 0.28%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.18	04/01/2034	2,905,000	2,905,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

New York : 7.39%

Other Municipal Debt : 0.49%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series 2 Subseries A (Transportation Revenue)	0.18%	10/04/2012	$3,000,000	$3,000,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.32	05/01/2013	2,000,000	2,000,000

				5,000,000

Variable Rate Demand Notes §: 6.90%
JPMorgan Chase PUTTER Trust Series 4070 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	03/01/2014	6,855,000	6,855,000
New York City NY Housing Development Corporation Multi-Family Series C (Housing Revenue)	0.27	05/01/2045	2,300,000	2,300,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.25	05/01/2041	1,000,000	1,000,000
New York City NY Housing Development Corporation State Renaissance LLC Series A (Housing Revenue, FNMA LIQ)	0.17	06/01/2037	6,500,000	6,500,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2027	15,300,000	15,300,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.40	10/01/2028	6,350,000	6,350,000
New York State Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	11/15/2026	2,500,000	2,500,000
New York State Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	07/01/2025	16,220,000	16,220,000
New York State HFA 388 Bridge Street Series 2012-A (Housing Revenue, Manufacturers & Traders Bank LOC)	0.16	05/01/2046	1,400,000	1,400,000
New York State HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.17	05/15/2041	10,000,000	10,000,000
Riverhead NY IDR Central Suffolk Hospital Project A (Health Revenue, Manufacturers & Traders Bank LOC)	0.18	07/01/2031	1,360,000	1,360,000
Riverhead NY IDR Central Suffolk Hospital Project B (Health Revenue, Manufacturers & Traders Bank LOC)	0.18	07/01/2031	1,000,000	1,000,000

				70,785,000

North Carolina : 0.96%

Variable Rate Demand Notes §: 0.96%
North Carolina State HFA Home Ownership Series C (Housing Revenue, TD Bank NA SPA)	0.17	07/01/2032	1,740,000	1,740,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.24	12/01/2026	3,000,000	3,000,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.22	04/01/2018	5,125,000	5,125,000

				9,865,000

North Dakota : 4.42%

Other Municipal Debt : 0.59%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.30	08/07/2012	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
North Dakota State Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37%	07/01/2013	$1,000,000	$1,000,000

				6,000,000

Variable Rate Demand Notes §: 3.83%
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, Federal Home Loan Bank SPA)	0.19	01/01/2036	3,195,000	3,195,000
North Dakota State HFA Home Mortgage Finance Program Series B (Housing Revenue, Federal Home Loan Bank SPA)	0.19	07/01/2034	2,000,000	2,000,000
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.15	07/01/2037	3,000,000	3,000,000
North Dakota State HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.15	01/01/2030	1,430,000	1,430,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.16	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.23	09/01/2017	27,330,000	27,330,000

				39,270,000

Ohio : 2.73%

Variable Rate Demand Notes §: 2.73%
Allen County OH Catholic Health Partners Series B (Health Revenue)	0.14	05/01/2036	2,700,000	2,700,000
Allen County OH Catholic Health Partners Series C (Health Revenue, Union Bank NA LOC)	0.15	06/01/2034	2,200,000	2,200,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.57	10/01/2021	975,000	975,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.22	11/01/2012	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.18	04/01/2038	1,145,000	1,145,000
Ohio State Water Development Authority First Energy Generation Series B (IDR, Bank of Nova Scotia LOC)	0.15	10/01/2033	10,975,000	10,975,000
Stark County OH Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.22	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.22	08/01/2038	4,810,000	4,810,000

				27,955,000

Oklahoma : 0.10%

Variable Rate Demand Note §: 0.10%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.65	03/01/2018	1,025,000	1,025,000

Oregon : 0.27%

Variable Rate Demand Notes §: 0.27%
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.35	01/01/2016	735,000	735,000
Oregon State Health & Science University Series B-2 (Education Revenue, Union Bank NA LOC)	0.15	07/01/2042	2,000,000	2,000,000

				2,735,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Other : 9.47%

Variable Rate Demand Notes §: 9.47%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30%	09/01/2039	$6,974,000	$6,974,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	12/01/2035	1,703,000	1,703,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	07/01/2037	1,174,000	1,174,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2017	28,243,000	28,243,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.20	05/01/2017	17,608,000	17,608,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	06/15/2036	33,140,000	33,140,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.21	08/15/2045	8,172,762	8,172,762

				97,014,762

Pennsylvania : 4.88%

Variable Rate Demand Notes §: 4.88%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured, FNMA LIQ)	0.16	07/15/2028	2,275,000	2,275,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA, FNMA Insured, PNC Bank NA SPA)	0.24	05/01/2036	2,515,000	2,515,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.31	09/01/2032	6,300,000	6,300,000
Branch Banking & Trust Municipal Trust Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ)	0.15	01/04/2029	680,000	680,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.28	05/01/2022	3,000,000	3,000,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/01/2041	1,000,000	1,000,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.19	09/01/2026	3,745,000	3,745,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue, Bank of America NA LIQ)	0.43	08/15/2042	2,500,000	2,500,000
Lehigh County PA PFOTER Series MT-566 (Miscellaneous Revenue, Bank of America NA LIQ)	0.43	08/15/2042	15,415,000	15,415,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/12/2014	1,955,000	1,955,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.24	08/01/2022	1,200,000	1,200,000
Pennsylvania HFA Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.18	10/01/2035	5,000,000	5,000,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.24	10/01/2019	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Education Revenue, FSA State Aid Withholding Insured, JPMorgan Chase Bank LIQ) 144A	0.30	06/01/2015	3,465,000	3,465,000

				50,050,000

Puerto Rico : 0.13%

Variable Rate Demand Note §: 0.13%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A	0.17	12/01/2047	1,300,000	1,300,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Rhode Island : 0.27%

Variable Rate Demand Note §: 0.27%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured, Morgan Stanley Bank LIQ) 144A	0.23%	12/01/2023	$2,800,000	$2,800,000

South Carolina : 2.00%

Other Municipal Debt : 0.55%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	2,600,000	2,600,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-2 (Utilities Revenue)	0.45	09/04/2012	3,000,000	3,000,000

				5,600,000

Variable Rate Demand Notes §: 1.45%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.20	08/01/2025	2,450,000	2,450,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.17	06/01/2035	2,175,000	2,175,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.24	03/01/2032	5,645,000	5,645,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.21	12/01/2038	4,600,000	4,600,000

				14,870,000

Tennessee : 0.27%

Variable Rate Demand Notes §: 0.27%
Franklin County TN HEFA Board University of the South Project Series 1994 (Education Revenue)	0.20	01/01/2013	1,500,000	1,500,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.26	01/01/2017	1,235,000	1,235,000

				2,735,000

Texas : 11.42%

Variable Rate Demand Notes §: 11.42%
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project (IDR)	0.28	07/01/2022	4,900,000	4,900,000
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.31	05/01/2036	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, Fresno-Madera Federal Land Bank Association LOC)	0.22	08/01/2039	1,700,000	1,700,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.16	03/01/2032	1,015,000	1,015,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	06/01/2027	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D-3 (Health Revenue, Northern Trust Company LOC)	0.15%	06/01/2029	$1,000,000	$1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2002 (Resource Recovery Revenue)	0.20	03/01/2023	7,500,000	7,500,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2004-A (Resource Recovery Revenue)	0.17	03/01/2023	19,900,000	19,900,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	10,500,000	10,500,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.16	11/01/2040	500,000	500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.22	06/01/2041	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.22	03/01/2042	16,000,000	16,000,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Resource Recovery Revenue)	0.22	03/01/2039	4,000,000	4,000,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.23	04/01/2027	1,000,000	1,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.22	01/01/2030	23,500,000	23,500,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.22	01/01/2032	1,800,000	1,800,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.22	04/01/2028	2,000,000	2,000,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.41	04/01/2015	6,250,000	6,250,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	8,984,488	8,984,488

				117,049,488

Utah : 0.22%

Variable Rate Demand Notes §: 0.22%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.23	08/01/2012	300,000	300,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.23	10/01/2021	2,000,000	2,000,000

				2,300,000

Vermont : 0.11%

Variable Rate Demand Note §: 0.11%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.18	10/01/2034	1,095,000	1,095,000

Virginia : 1.43%

Variable Rate Demand Notes §: 1.43%
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.20	10/01/2037	2,630,000	2,630,000
Norfolk VA EDA Hospital Facilities Sentra Healthcare Series C (Health Revenue) (i)	0.27	11/01/2034	9,250,000	9,250,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	08/15/2043	2,745,000	2,745,000

				14,625,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Washington : 1.21%

Variable Rate Demand Notes §: 1.21%
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.23%	01/01/2039	$3,700,000	$3,700,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.30	09/01/2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	05/15/2035	1,590,000	1,590,000
Yakima County WA Public Corporation Valley Processing Project (IDR, Bank of America NA LOC)	0.65	02/01/2015	1,300,000	1,300,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.23	08/01/2026	2,500,000	2,500,000

				12,390,000

West Virginia : 0.30%

Variable Rate Demand Note §: 0.30%
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.22	11/01/2012	3,100,000	3,100,000

Wisconsin : 2.15%

Variable Rate Demand Notes §: 2.15%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.27	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.20	01/01/2027	325,000	325,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.38	11/01/2020	1,365,000	1,365,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.22	09/01/2021	1,945,000	1,945,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.23	12/01/2021	1,505,000	1,505,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.18	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.19	12/01/2022	1,870,000	1,870,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ)	0.26	03/01/2015	1,805,000	1,805,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.55	08/01/2019	3,420,000	3,420,000
Wisconsin State HEFA Sisters Services Incorporated Obligation Group Series 2007B-2 (Health Revenue, JPMorgan Chase Bank SPA)	0.40	03/15/2036	4,900,000	4,900,000

				22,085,000

Total Municipal Obligations (Cost $1,013,000,741)				1,013,000,741

Total Investments in Securities
(Cost $1,013,000,741)*	98.85%	1,013,000,741
Other Assets and Liabilities, Net	1.15	11,795,374

Total Net Assets	100.00%	$1,024,796,115

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	21

Assets
Investments in unaffiliated securities, at amortized cost	$1,013,000,741
Cash	4,297
Receivable for investments sold	12,720,198
Receivable for Fund shares sold	108,937
Receivable for interest	354,115
Receivable from adviser	481,466
Prepaid expenses and other assets	28,214

Total assets	1,026,697,968

Liabilities
Dividends payable	4,741
Payable for Fund shares redeemed	761,047
Distribution fees payable	197,930
Due to other related parties	185,403
Shareholder servicing fees payable	230,431
Trustees’ fees and expense payable	118,010
Accrued expenses and other liabilities	404,291

Total liabilities	1,901,853

Total net assets	$1,024,796,115

NET ASSETS CONSIST OF
Paid-in capital	$1,024,749,508
Overdistributed net investment income	(123,932)
Accumulated net realized gains on investments	170,539

Total net assets	$1,024,796,115

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$80,241,629
Shares outstanding – Class A	80,238,293
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$25,241,521
Shares outstanding – Institutional Class	25,242,218
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$170,497,946
Shares outstanding – Investor Class	170,490,500
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$139,763,797
Shares outstanding – Service Class	139,758,927
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$609,051,222
Shares outstanding – Sweep Class	609,049,944
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$1,499,796

Expenses
Advisory fee	1,716,166
Administration fees
Fund level	289,427
Class A	102,918
Institutional Class	8,242
Investor Class	218,976
Service Class	77,438
Sweep Class	813,248
Shareholder servicing fees
Class A	115,314
Investor Class	217,422
Service Class	161,028
Sweep Class	924,146
Distribution fees
Sweep Class	1,293,804
Custody and accounting fees	35,153
Professional fees	9,627
Registration fees	17,784
Shareholder report expenses	22,527
Trustees’ fees and expenses	3,285
Other fees and expenses	14,611

Total expenses	6,041,116
Less: Fee waivers and/or expense reimbursements	(4,604,669)

Net expenses	1,436,447

Net investment income	63,349

Net realized gains on investments	76,230

Net increase in net assets resulting from operations	$139,579

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage Municipal Money Market Fund	23

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$63,349		$285,518
Net realized gains on investments		76,230		159,721

Net increase in net assets resulting from operations		139,579		445,239

Distributions to shareholders from
Net investment income
Class A		(4,690)		(11,600)
Institutional Class		(6,339)		(29,231)
Investor Class		(8,782)		(19,193)
Service Class		(6,471)		(10,991)
Sweep Class		(37,067)		(214,503)
Net realized gains
Class A		0		(6,943)
Institutional Class		0		(1,309)
Investor Class		0		(11,733)
Service Class		0		(7,456)
Sweep Class		0		(71,497)

Total distributions to shareholders		(63,349)		(384,456)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	105,276,846	105,276,846	311,378,558	311,378,558
Institutional Class	185,928,081	185,928,081	222,045,609	222,045,609
Investor Class	29,677,739	29,677,739	57,489,195	57,489,195
Service Class	61,196,519	61,196,519	140,648,565	140,648,565
Sweep Class	2,846,173	2,846,173	4,261,256,065	4,261,256,065

		384,925,358		4,992,817,992

Reinvestment of distributions
Class A	4,406	4,406	17,165	17,165
Institutional Class	6,339	6,339	30,501	30,501
Investor Class	8,280	8,280	29,636	29,636
Service Class	1,816	1,816	7,029	7,029
Sweep Class	37,067	37,067	286,000	286,000

		57,908		370,331

Payment for shares redeemed
Class A	(127,127,253)	(127,127,253)	(339,854,956)	(339,854,956)
Institutional Class	(178,590,222)	(178,590,222)	(310,367,604)	(310,367,604)
Investor Class	(39,083,186)	(39,083,186)	(86,678,324)	(86,678,324)
Service Class	(40,754,893)	(40,754,893)	(117,684,493)	(117,684,493)
Sweep Class	(313,999,025)	(313,999,025)	(6,575,010,709)	(6,575,010,709)

		(699,554,579)		(7,429,596,086)

Net decrease in net assets resulting from capital share transactions		(314,571,313)		(2,436,407,763)

Total decrease in net assets		(314,495,083)		(2,436,346,980)

Net assets
Beginning of period		1,339,291,198		3,775,638,178

End of period		$1,024,796,115		$1,339,291,198

Overdistributed net investment income		$(123,932)		$(123,932)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Class A		2012	2011[1]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.08%	1.63%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.84%	0.86%	0.84%	0.85%
Net expenses	0.25%	0.22%	0.35%	0.61%	0.81%	0.82%
Net investment income	0.01%	0.01%	0.01%	0.09%	1.58%	2.92%
Supplemental data
Net assets, end of period (000’s omitted)	$80,242	$102,082	$130,539	$149,162	$329,511	$391,651

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Institutional Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.45%
Net expenses	0.20%	0.19%	0.20%
Net investment income	0.06%	0.06%	0.16%
Supplemental data
Net assets, end of period (000’s omitted)	$25,242	$17,896	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Investor Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.89%
Net expenses	0.25%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$170,498	$179,884	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	27

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Service Class		2012	2011[1]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.20%	1.94%	3.28%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.64%	0.56%	0.54%	0.55%
Net expenses	0.25%	0.21%	0.35%	0.46%	0.51%	0.52%
Net investment income	0.01%	0.01%	0.01%	0.23%	1.88%	3.22%
Supplemental data
Net assets, end of period (000’s omitted)	$139,764	$119,313	$96,341	$154,410	$265,743	$363,542

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.03%	1.34%	2.67%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.15%	1.15%	1.15%
Net expenses	0.25%	0.23%	0.35%	0.63%	1.11%	1.12%
Net investment income	0.01%	0.01%	0.01%	0.03%	1.29%	2.50%
Supplemental data
Net assets, end of period (000’s omitted)	$609,051	$920,116	$3,233,532	$3,527,022	$2,485,601	$1,731,950

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

30	Wells Fargo Advantage Municipal Money Market Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended July 31, 2012, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	31

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.20% for Institutional Class, 0.64% for Investor Class, 0.45% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

32	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.
PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

36	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper Tax-Exempt Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios, except for the Service and Institutional Classes.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Service Class. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Service and Institutional Classes. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	37

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

38	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Municipal Money Market Fund	39

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211392 09-12 SA308/SAR308 07-12

Wells Fargo Advantage

National Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the six-month period that ended July 31, 2012. Upon reviewing the report, you may notice that your Fund has included a summary portfolio schedule in lieu of a complete portfolio schedule, which we hope will help you focus on your Fund’s principal holdings and assist you in evaluating your Fund’s risk profile and investment strategy. The Fund’s full portfolio schedule is still available upon request or at wellsfargoadvantagefunds.com for those investors who wish to see it.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 7, 1988

SECTOR DISTRIBUTION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
13 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
13 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (NWMXX)	07/28/2003	0.00	0.02	0.60	1.08	0.63%	0.63%
Administrator Class (WNTXX)	04/08/2005	0.00	0.02	0.74	1.29	0.36%	0.30%
Institutional Class (WFNXX)	11/08/1999	0.01	0.03	0.81	1.41	0.24%	0.20%
Service Class (MMIXX)	08/03/1993	0.00	0.02	0.67	1.22	0.53%	0.45%
Sweep Class	06/30/2010	0.00	0.02	0.60	1.10	0.98%	0.98%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.45)%, (0.18)%, (0.06)%, (0.35)% and (0.79)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.96	0.19%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.96	0.19%
Institutional Class
Actual	$1,000.00	$1,000.12	$0.90	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91	0.18%
Service Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.96	0.19%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.94	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$0.96	0.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

The Summary Portfolio of Investments shows the Fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the Fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following web site: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/nationaltaxfreemoneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Portfolio’s Form N-CSR, is also available on the SEC’s web site at sec.gov.

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Municipal Obligations : 98.97%

Alabama : 4.05%

Variable Rate Demand Notes §: 4.05%
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.15%	05/01/2041	$33,000,000	$33,000,000	0.86%
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.15	05/01/2041	30,770,000	30,770,000	0.80
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 G (IDR, Bank of Nova Scotia LOC)	0.16	04/01/2028	20,000,000	20,000,000	0.52
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project (IDR, Bank of Nova Scotia LOC)	0.16 - 0.21	12/01/2027 - 04/01/2028	25,000,000	25,000,000	0.65
University of Alabama at Birmingham Hospital Series 2012 C (Hospital Revenue, PNB Bank NA LOC)	0.20	09/01/2042	22,500,000	22,500,000	0.59
Other securities				23,950,000	0.63

				155,220,000	4.05

Arizona : 2.19%

Other Municipal Debt : 0.26%
Other securities				10,000,000	0.26

Variable Rate Demand Notes §: 1.93%
Arizona Health Facilities Authority Banner Health Series 2008 B (Health Revenue, Bank of Novia Scotia LOC)	0.14	01/01/2035	28,510,000	28,510,000	0.74
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	07/01/2024	35,055,000	35,055,000	0.92
Other securities				10,200,000	0.27

				73,765,000	1.93

California : 8.04%

Other Municipal Debt : 0.42%
Other securities				16,135,443	0.42

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Variable Rate Demand Notes §: 7.62%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.14%	11/01/2040	$101,480,000	$101,480,000	2.65%
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.23	05/15/2018	15,900,000	15,900,000	0.42
Sonoma County CA TAN JPMorgan Chase PUTTER Series 4000 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ)	0.18	10/25/2012	38,795,000	38,795,000	1.01
Other securities				135,700,000	3.54

				291,875,000	7.62

Colorado : 2.83%

Variable Rate Demand Notes §: 2.83%
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.14	07/01/2033	39,880,000	39,880,000	1.04
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.16	12/01/2037	5,600,000	5,600,000	0.15
Other securities				62,750,000	1.64

				108,230,000	2.83

Delaware : 0.36%

Variable Rate Demand Note §: 0.36%
Other securities				13,835,000	0.36

District of Columbia : 0.22%

Variable Rate Demand Note §: 0.22%
Other securities				8,310,000	0.22

Florida : 7.19%

Other Municipal Debt : 1.06%
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.18	08/14/2012	21,700,000	21,700,000	0.56
Other securities				19,000,000	0.50

				40,700,000	1.06

Variable Rate Demand Notes §: 6.13%
Jacksonville FL Electrical System Series 2000 A (Utilities Revenue, Bank of Montreal LOC)	0.14	10/01/2035	17,315,000	17,315,000	0.45
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.12	11/15/2026	44,705,000	44,705,000	1.17
Orange County FL HFFA Adventist Health Systems Sunbelt Obligated Group Series 1995 (Health Revenue, AMBAC Insured, Bank of America NA LIQ)	0.32	11/15/2025	31,960,000	31,960,000	0.83
Orlando & Orange County FL Expressway Authority Series 2003 C (Transportation Revenue, Bank of Montreal LOC)	0.14	07/01/2040	20,000,000	20,000,000	0.52
Other securities				120,765,000	3.16

				234,745,000	6.13

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Georgia : 2.25%

Variable Rate Demand Note §: 2.25%
Other securities				$86,085,000	2.25%

Hawaii : 0.26%

Variable Rate Demand Note §: 0.26%
Other securities				9,995,000	0.26

Idaho : 0.51%

Variable Rate Demand Note §: 0.51%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.17%	12/01/2029	$19,420,000	19,420,000	0.51

Illinois : 6.48%

Other Municipal Debt : 0.42%
Other securities				16,067,154	0.42

Variable Rate Demand Notes §: 6.06%
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.16	06/01/2035	22,435,000	22,435,000	0.59
Illinois Development Finance Authority (Various Revenue, Northern Trust Company LOC)	0.16 - 0.50	03/01/2017 - 04/01/2035	20,900,000	20,900,000	0.55
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.17	06/01/2029	19,300,000	19,300,000	0.50
Illinois Finance Authority (Various Revenue, Northern Trust Company LOC)	0.16 - 0.27	11/01/2030 - 09/01/2046	45,770,000	45,770,000	1.19
Illinois Finance Authority Presbyterian Homes Lake Forest Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.16	09/01/2024	21,345,000	21,345,000	0.56
Illinois State Finance Authority Hospital Sisters Services Series C (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.40	03/15/2036	45,000,000	45,000,000	1.17
Other securities				57,505,000	1.50

				232,255,000	6.06

Indiana : 2.13%

Other Municipal Debt : 0.30%
Other securities				11,643,980	0.30

Variable Rate Demand Notes §: 1.83%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	07/01/2023	26,140,000	26,140,000	0.68
Other securities				43,835,000	1.15

				69,975,000	1.83

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Iowa : 1.22%

Variable Rate Demand Note §: 1.22%
Other securities				$46,695,000	1.22%

Kansas : 0.23%

Variable Rate Demand Note §: 0.23%
Other securities				9,000,000	0.23

Kentucky : 1.00%

Other Municipal Debt : 0.03%
Other securities				1,304,869	0.03

Variable Rate Demand Note §: 0.97%
Other securities				36,990,000	0.97

Louisiana : 2.99%

Variable Rate Demand Notes §: 2.99%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16%	11/01/2040	$36,300,000	36,300,000	0.95
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	52,000,000	52,000,000	1.36
Other securities				26,160,000	0.68

				114,460,000	2.99

Maine : 0.22%

Variable Rate Demand Note §: 0.22%
Other securities				8,300,000	0.22

Maryland : 3.06%

Other Municipal Debt : 0.43%
Other securities				16,600,000	0.43

Variable Rate Demand Notes §: 2.63%
Maryland CDA (Housing Revenue, KBC Bank NV SPA)	0.15 - 0.16	09/01/2031 - 11/01/2038	16,495,000	16,495,000	0.43
Maryland CDA Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.16	09/01/2031	36,020,000	36,020,000	0.94
Other securities				48,145,000	1.26

				100,660,000	2.63

Massachusetts : 0.95%

Other Municipal Debt : 0.10%
Other securities				4,000,000	0.10

Variable Rate Demand Note §: 0.85%
Other securities				32,440,000	0.85

Michigan : 1.60%

Other Municipal Debt : 0.87%
Other securities				33,400,000	0.87

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Variable Rate Demand Note §: 0.73%
Other securities				$27,965,000	0.73%

Minnesota : 4.03%

Other Municipal Debt : 1.22%
Rochester MN HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.16%	08/21/2012	$31,600,000	31,600,000	0.83
Other securities				14,905,998	0.39

				46,505,998	1.22

Variable Rate Demand Note §: 2.81%
Other securities				107,785,000	2.81

Mississippi : 1.17%

Variable Rate Demand Notes §: 1.17%
Mississippi State Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	11/01/2018	18,960,000	18,960,000	0.49
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2022	25,965,000	25,965,000	0.68

				44,925,000	1.17

Missouri : 1.92%

Other Municipal Debt : 0.33%
Other securities				12,700,000	0.33

Variable Rate Demand Notes §: 1.59%
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	03/15/2034	18,000,000	18,000,000	0.47
Other securities				43,055,000	1.12

				61,055,000	1.59

Nebraska : 0.92%

Variable Rate Demand Note §: 0.92%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15	08/01/2039	35,325,000	35,325,000	0.92

Nevada : 1.15%

Variable Rate Demand Notes §: 1.15%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.17	06/01/2042	39,345,000	39,345,000	1.03
Other securities				4,800,000	0.12

				44,145,000	1.15

New Hampshire : 0.68%

Variable Rate Demand Note §: 0.68%
Other securities				26,150,000	0.68

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

New Jersey : 2.10%

Variable Rate Demand Notes §: 2.10%
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.15%	12/15/2023	$50,725,000	$50,725,000	1.32%
Other securities				29,558,075	0.78

				80,283,075	2.10

New York : 5.66%

Other Municipal Debt : 0.18%
Other securities				7,000,000	0.18

Variable Rate Demand Notes §: 5.48%
New York City NY GO Subseries B-3 (GO, TD Bank NA LOC)	0.12	09/01/2027	20,200,000	20,200,000	0.53
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/15/2044	32,335,000	32,335,000	0.85
New York State Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	11/15/2026	22,500,000	22,500,000	0.59
New York State HFA 388 Bridge Street Series 2012-A (Housing Revenue, Manufacturers & Traders Bank LOC)	0.16	05/01/2046	17,000,000	17,000,000	0.44
New York State HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	05/15/2041	46,175,000	46,175,000	1.21
Other securities				71,425,000	1.86

				209,635,000	5.48

North Carolina : 2.37%

Variable Rate Demand Note §: 2.37%
Other securities				90,625,000	2.37

North Dakota : 1.08%

Other Municipal Debt : 0.99%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009 -1 (Utilities Revenue)	0.30	08/07/2012	35,000,000	35,000,000	0.91
Other securities				3,000,000	0.08

				38,000,000	0.99

Variable Rate Demand Note §: 0.09%
Other securities				3,500,000	0.09

Ohio : 0.76%

Variable Rate Demand Note §: 0.76%
Other securities				29,085,308	0.76

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Oklahoma : 0.26%

Variable Rate Demand Note §: 0.26%
Other securities				$10,090,000	0.26%

Oregon : 0.22%

Variable Rate Demand Note §: 0.22%
Other securities				8,485,000	0.22

Other : 1.50%

Variable Rate Demand Notes §: 1.50%
Austin Trust Various States Certificates Series 2008-3506 (Health Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.40%	08/15/2047	$23,375,000	23,375,000	0.61
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2014	14,500,000	14,500,000	0.38
Other securities				19,420,000	0.51

				57,295,000	1.50

Pennsylvania : 7.34%

Variable Rate Demand Notes §: 7.34%
Beaver County PA IDA (Utilities Revenue, Bank of Nova Scotia LOC)	0.17	11/01/2020 – 07/15/2021	20,000,000	20,000,000	0.52
Beaver County PA IDA First Energy Generation Corporation Project Series 2008-B (IDR, Bank of Nova Scotia LOC)	0.15	10/01/2047	21,300,000	21,300,000	0.56
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue, Bank of America NA LIQ)	0.43	08/15/2042	18,140,000	18,140,000	0.47
Other securities				221,773,000	5.79

				281,213,000	7.34

Puerto Rico : 0.38%

Variable Rate Demand Note §: 0.38%
Other securities				14,700,000	0.38

Rhode Island : 0.12%

Variable Rate Demand Note §: 0.12%
Other securities				4,555,000	0.12

South Carolina : 1.27%

Other Municipal Debt : 0.68%
Other securities				25,900,000	0.68

Variable Rate Demand Note §: 0.59%
Other securities				22,645,000	0.59

South Dakota : 0.29%

Variable Rate Demand Note §: 0.29%
Other securities				11,125,000	0.29

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Tennessee : 1.65%

Other Municipal Debt : 0.06%
Other securities				$2,111,139	0.06%

Variable Rate Demand Notes §: 1.59%
Johnson City TN Health & Educational Facilities Board Health Alliance Series 2011A (Health Revenue, U.S. Bank NA LOC)	0.17%	07/01/2033	$22,375,000	22,375,000	0.58
Other securities				38,660,000	1.01

				61,035,000	1.59

Texas : 8.30%

Variable Rate Demand Notes §: 8.30%
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	09/01/2014	28,780,000	28,780,000	0.75
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.16	12/01/2039	18,850,000	18,850,000	0.49
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	40,500,000	40,500,000	1.06
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.22	06/01/2041	45,000,000	45,000,000	1.18
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.22	03/01/2042	37,500,000	37,500,000	0.98
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Various Recovery Revenue)	0.22 - 0.23	04/01/2027 - 03/01/2039	17,000,000	17,000,000	0.44
Other securities				130,239,981	3.40

				317,869,981	8.30

Utah : 0.25%

Variable Rate Demand Note §: 0.25%
Other securities				9,675,000	0.25

Vermont : 1.02%

Variable Rate Demand Notes §: 1.02%
Vermont Educational & Health Buildings Financing Agency Fletcher Allen Health Care Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.15	12/01/2030	21,690,000	21,690,000	0.57
Vermont Educational & Health Buildings Financing Agency (Various Revenue, TD Bank NA LOC)	0.18	10/01/2028 - 10/01/2034	17,205,000	17,205,000	0.45

				38,895,000	1.02

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Virginia : 0.72%

Variable Rate Demand Note §: 0.72%
Other securities				$27,590,000	0.72%

Washington : 0.48%

Variable Rate Demand Note §: 0.48%
Other securities				18,585,000	0.48

West Virginia : 0.18%
Other securities				6,850,000	0.18

Wisconsin : 5.27%

Variable Rate Demand Notes §: 5.27%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.15%	05/01/2037	$30,000,000	30,000,000	0.78
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	0.15	07/15/2028	36,500,000	36,500,000	0.95
Wisconsin HEFA (Health Revenue)	0.16 - 0.17	08/01/2022 - 03/01/2038	18,160,000	18,160,000	0.47
Wisconsin State Clipper Tax Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2020	26,755,000	26,755,000	0.70
Wisconsin State Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2013	25,000,000	25,000,000	0.65
Wisconsin State HEFA Sisters Services Incorporated Obligation Group Series 2007B-2 (Health Revenue, JPMorgan Chase Bank SPA)	0.40	03/15/2036	21,000,000	21,000,000	0.55
Other securities				44,465,000	1.17

				201,880,000	5.27

Wyoming : 0.10%

Variable Rate Demand Note §: 0.10%
Other securities				3,850,000	0.10

Total Municipal Obligations (Cost $3,791,139,947)				3,791,139,947

Total Investments in Securities
(Cost $3,791,139,947)*				3,791,139,947	98.97%
Other Assets and Liabilities, Net				39,342,556	1.03

Total Net Assets				$3,830,482,503	100.00%

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of Assets and Liabilities—July 31, 2012 (Unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$3,791,139,947
Cash	87,270
Receivable for investments sold	75,446,235
Receivable for Fund shares sold	70,257
Receivable for interest	943,372
Receivable from adviser	644,617
Prepaid expenses and other assets	101,154

Total assets	3,868,432,852

Liabilities
Dividends payable	19,949
Payable for investments purchased	36,486,640
Payable for Fund shares redeemed	45,606
Distribution fees payable	174,928
Due to other related parties	609,185
Accrued expenses and other liabilities	614,041

Total liabilities	37,950,349

Total net assets	$3,830,482,503

NET ASSETS CONSIST OF
Paid-in capital	$3,830,113,155
Undistributed net investment income	18
Accumulated net realized gains on investments	369,330

Total net assets	$3,830,482,503

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$412,723,666
Shares outstanding – Class A	412,633,968
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$260,674,978
Shares outstanding – Administrator Class	260,636,148
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,961,110,403
Shares outstanding – Institutional Class	1,960,762,353
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$652,220,262
Shares outstanding – Service Class	652,147,441
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$543,753,194
Shares outstanding – Sweep Class	543,725,685
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Investment income
Interest	$4,204,976

Expenses
Advisory fee	2,081,951
Administration fees
Fund level	1,040,490
Class A	497,923
Administrator Class	135,386
Institutional Class	894,514
Service Class	399,702
Sweep Class	591,897
Shareholder servicing fees
Class A	564,278
Administrator Class	131,604
Service Class	828,154
Sweep Class	672,610
Distribution fees
Sweep Class	941,654
Custody and accounting fees	94,001
Professional fees	20,793
Registration fees	43,562
Shareholder report expenses	9,062
Trustees’ fees and expenses	4,967
Other fees and expenses	49,579

Total expenses	9,002,127
Less: Fee waivers and/or expense reimbursements	(5,144,022)

Net expenses	3,858,105

Net investment income	346,871

Net realized gains on investments	173,122

Net increase in net assets resulting from operations	$519,993

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of Changes in Net Assets

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$346,871		$1,098,117
Net realized gains on investments		173,122		548,316

Net increase in net assets resulting from operations		519,993		1,646,433

Distributions to shareholders from
Net investment income
Class A		(22,690)		(72,688)
Administrator Class		(13,573)		(31,557)
Institutional Class		(250,236)		(897,306)
Service Class		(33,396)		(63,398)
Sweep Class		(26,976)		(33,168)
Net realized gains
Class A		0		(49,111)
Administrator Class		0		(24,818)
Institutional Class		0		(211,146)
Service Class		0		(59,138)
Sweep Class		0		(47,043)

Total distributions to shareholders		(346,871)		(1,489,373)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	105,018,759	105,018,759	1,289,900,552	1,289,900,552
Administrator Class	50,846,818	50,846,818	192,875,256	192,875,256
Institutional Class	5,353,779,647	5,353,779,647	12,035,015,509	12,035,015,509
Service Class	438,094,601	438,094,601	1,112,744,849	1,112,744,849
Sweep Class	922,043,779	922,043,779	1,722,795,827	1,722,795,827

		6,869,783,604		16,353,331,993

Reinvestment of distributions
Class A	22,517	22,517	120,235	120,235
Administrator Class	12,249	12,249	50,360	50,360
Institutional Class	63,310	63,310	335,925	335,925
Service Class	3,673	3,673	17,019	17,019
Sweep Class	26,976	26,976	80,211	80,211

		128,725		603,750

Payment for shares redeemed
Class A	(211,284,099)	(211,284,099)	(1,717,015,064)	(1,717,015,064)
Administrator Class	(71,321,546)	(71,321,546)	(273,543,487)	(273,543,487)
Institutional Class	(6,429,108,086)	(6,429,108,086)	(11,887,717,946)	(11,887,717,946)
Service Class	(459,307,219)	(459,307,219)	(1,091,356,421)	(1,091,356,421)
Sweep Class	(944,838,186)	(944,838,186)	(1,161,374,500)	(1,161,374,500)

		(8,115,859,136)		(16,131,007,418)

Net increase (decrease) in net assets resulting from capital share transactions		(1,245,946,807)		222,928,325

Total increase (decrease) in net assets		(1,245,773,685)		223,085,385

Net assets
Beginning of period		5,076,256,188		4,853,170,803

End of period		$3,830,482,503		$5,076,256,188

Undistributed net investment income		$18		$18

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.05%	1.32%	2.91%	2.92%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.61%	0.67%	0.67%	0.65%	0.65%
Net expenses	0.19%	0.19%	0.32%	0.46%	0.67%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.05%	1.27%	2.86%	2.89%
Supplemental data
Net assets, end of period (000’s omitted)	$412,724	$518,949	$945,917	$1,018,470	$1,568,362	$1,562,483	$1,164,801

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Administrator Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.04%	0.18%	1.68%	3.27%	3.28%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.40%	0.40%	0.38%	0.38%
Net expenses	0.19%	0.18%	0.29%	0.31%	0.32%	0.30%	0.30%
Net investment income	0.01%	0.01%	0.04%	0.18%	1.63%	3.24%	3.23%
Supplemental data
Net assets, end of period (000’s omitted)	$260,675	$281,128	$361,735	$419,954	$517,520	$517,666	$541,840

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.04%	0.12%	0.27%	1.78%	3.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.25%	0.29%	0.28%	0.26%	0.26%
Net expenses	0.18%	0.16%	0.20%	0.23%	0.22%	0.20%	0.20%
Net investment income	0.02%	0.03%	0.13%	0.28%	1.77%	3.31%	3.35%
Supplemental data
Net assets, end of period (000’s omitted)	$1,961,110	$3,036,275	$2,888,542	$2,048,774	$2,381,083	$1,403,838	$1,146,902

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.01%	0.10%	1.52%	3.12%	3.13%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.58%	0.57%	0.55%	0.55%
Net expenses	0.19%	0.18%	0.32%	0.40%	0.47%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.12%	1.47%	3.07%	3.09%
Supplemental data
Net assets, end of period (000’s omitted)	$652,220	$673,405	$651,984	$1,055,420	$1,875,018	$1,674,047	$1,303,728

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%
Net expenses	0.19%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$543,753	$566,501	$4,992

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	25

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Summary Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements (Unaudited)

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	29

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund Performance and Expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	31

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper Tax-Exempt Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios, except for the Administrator and Institutional Classes.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment Advisory and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub- Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was equal to or in range of the median rates for the Fund’s Expense Group, except for the Sweep Class. The Board also noted that the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group, except for Class A and Sweep Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of Scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other Benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other Factors and Broader Review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage National Tax-Free Money Market Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal
Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211393 09-12 SA309/SAR309 07-12

Wells Fargo Advantage

Prime Investment Money Market Fund

Semi-Annual Report

July 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Prime Investment Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Prime Investment Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	3

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Prime Investment Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

September 2, 1998

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
23 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
40 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Institutional Class (PISXX)	07/28/2003	0.01	0.03	1.09	1.90	0.24%	0.20%
Service Class (PRVXX)	09/02/1998	0.00	0.01	0.89	1.66	0.53%	0.53%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Institutional Class	Service Class
7-Day Current Yield	0.07%	0.01%
7-Day Compound Yield	0.07%	0.01%
30-Day Simple Yield	0.06%	0.01%
30-Day Compound Yield	0.06%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.20% for Institutional Class and 0.55% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.03% and (0.26)% for Institutional Class and Service Class, respectively.

6	Wells Fargo Advantage Prime Investment Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Institutional Class
Actual	$1,000.00	$1,000.14	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.04	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.06	0.21%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit : 19.54%
Banco Del Estado De Chile	0.27%	08/13/2012	$8,000,000	$8,000,000
Banco Del Estado De Chile	0.44	08/08/2012	9,000,000	9,000,000
Bank of Montreal	0.19	08/01/2012	3,000,000	3,000,000
Bank of Montreal	0.20	08/20/2012	15,000,000	14,999,960
Bank of Montreal	0.21	08/21/2012	14,000,000	14,000,000
Bank of Montreal	0.23	09/20/2012	7,000,000	7,000,000
Bank of Nova Scotia	0.21	09/12/2012	3,000,000	3,000,000
Bank of Nova Scotia ±	0.30	10/18/2012	5,000,000	5,000,000
Bank of Nova Scotia	0.72	08/09/2012	1,000,000	1,000,109
Bank of Tokyo-Mitsubishi LLC	0.18	08/06/2012	26,000,000	26,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/24/2012	12,000,000	12,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/29/2012	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi LLC	0.35	08/03/2012	7,000,000	7,000,058
Barclays Bank plc ±	0.92	03/15/2013	31,000,000	31,000,000
Canadian Imperial Bank ±	0.77	06/03/2013	3,000,000	3,007,787
Citibank NA	0.52	08/09/2012	18,000,000	18,000,000
Citibank NA	0.52	08/13/2012	10,000,000	10,000,000
DNB Nor Bank ASA	0.31	09/13/2012	13,000,000	13,000,000
National Australia Bank Limited ±	0.35	08/16/2012	5,000,000	5,000,351
National Australia Bank Limited	0.40	08/21/2012	13,000,000	13,001,442
National Bank of Kuwait	0.18	08/01/2012	21,000,000	21,000,000
Nordea Bank plc	0.87	09/13/2012	10,000,000	10,001,210
Norinchukin Bank	0.17	08/03/2012	25,000,000	25,000,000
Norinchukin Bank	0.20	08/24/2012	7,000,000	7,000,000
Oversea-Chinese Banking Corporation Limited	0.23	09/05/2012	1,000,000	1,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/04/2012	6,000,000	6,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/24/2012	12,000,000	12,000,000
Oversea-Chinese Banking Corporation Limited	0.27	09/28/2012	3,000,000	3,000,000
Royal Bank of Canada ±	0.50	07/26/2013	16,000,000	16,000,000
Royal Bank of Canada ±	0.74	12/17/2012	14,000,000	14,000,000
Skandinaviska Enskilda Banken AG	0.50	10/15/2012	25,000,000	25,000,000
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	37,000,000	37,000,000
Skandinaviska Enskilda Banken AG	0.75	10/12/2012	4,000,000	4,001,671
Standard Chartered Bank ±	0.68	03/04/2013	26,000,000	26,000,000
State Street Bank & Trust	0.17	08/14/2012	35,000,000	35,000,000
State Street Bank & Trust	0.19	08/17/2012	10,000,000	10,000,000
State Street Bank & Trust	0.25	09/17/2012	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/01/2012	19,000,000	19,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/02/2012	25,000,000	25,000,000
Sumitomo Mitsui Banking Corporation	0.34	08/08/2012	11,000,000	11,000,278
Svenska Handelsbanken	0.15	08/01/2012	50,000,000	50,000,000
Toronto-Dominion Bank	0.18	08/28/2012	7,000,000	7,000,000
Toronto-Dominion Bank	0.18	08/29/2012	13,000,000	13,000,000
Toronto-Dominion Bank ±	0.45	07/26/2013	8,000,000	8,000,000

Total Certificates of Deposit (Cost $608,012,866)				608,012,866

Commercial Paper : 41.11%

Asset-Backed Commercial Paper : 19.88%
Chariot Funding LLC 144A (z)	0.18	08/13/2012	9,000,000	8,999,460

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Chariot Funding LLC 144A (z)	0.21%	09/12/2012	$5,000,000	$4,998,775
Charta LLC 144A (z)	0.48	08/20/2012	3,000,000	2,999,240
Ciesco LLC 144A (z)	0.52	09/06/2012	2,000,000	1,998,960
CRC Funding LLC 144A (z)	0.50	09/04/2012	10,000,000	9,995,278
Fairway Finance Corporation 144A (z)	0.18	08/10/2012	2,000,000	1,999,910
Fairway Finance Corporation 144A (z)	0.19	08/16/2012	2,000,000	1,999,842
Fairway Finance Corporation 144A (z)	0.22	10/04/2012	5,000,000	4,998,044
Gotham Funding Corporation 144A (z)	0.21	08/09/2012	3,000,000	2,999,860
Gotham Funding Corporation 144A (z)	0.00	08/30/2012	8,000,000	7,998,647
Gotham Funding Corporation 144A (z)	0.21	08/08/2012	12,000,000	11,999,511
Gotham Funding Corporation 144A (z)	0.21	08/13/2012	1,000,000	999,930
Gotham Funding Corporation 144A (z)	0.21	08/24/2012	2,000,000	1,999,732
Gotham Funding Corporation 144A (z)	0.21	08/01/2012	4,000,000	4,000,000
Gotham Funding Corporation 144A (z)	0.21	08/10/2012	11,000,000	10,999,423
Gotham Funding Corporation 144A (z)	0.21	08/17/2012	9,000,000	8,999,160
Gotham Funding Corporation 144A (z)	0.21	08/22/2012	3,000,000	2,999,633
Gotham Funding Corporation 144A (z)	0.21	08/23/2012	6,000,000	5,999,230
Gotham Funding Corporation 144A (z)	0.21	08/29/2012	5,000,000	4,999,183
Govco LLC 144A (z)	0.50	09/05/2012	15,000,000	14,992,708
Govco LLC 144A (z)	0.50	09/06/2012	15,000,000	14,992,500
Jupiter Securitization Company LLC 144A (z)	0.18	08/13/2012	9,000,000	8,999,460
Jupiter Securitization Company LLC 144A (z)	0.21	08/27/2012	4,000,000	3,999,393
Jupiter Securitization Company LLC 144A (z)	0.21	09/12/2012	5,000,000	4,998,775
Legacy Capital Company 144A (z)	0.60	08/13/2012	6,000,000	5,998,800
Legacy Capital Company 144A (z)	0.60	08/14/2012	6,000,000	5,998,700
Lexington Parker Capital Company LLC 144A (z)	0.60	08/13/2012	6,000,000	5,998,800
Lexington Parker Capital Company LLC 144A (z)	0.60	08/14/2012	6,000,000	5,998,700
Liberty Funding LLC 144A (z)	0.19	08/01/2012	3,000,000	3,000,000
Liberty Funding LLC 144A (z)	0.19	08/15/2012	7,000,000	6,999,483
Liberty Funding LLC 144A (z)	0.19	08/16/2012	14,000,000	13,998,892
Liberty Funding LLC 144A (z)	0.19	08/17/2012	14,000,000	13,998,818
Liberty Funding LLC 144A (z)	0.19	08/28/2012	10,000,000	9,998,575
Liberty Funding LLC 144A (z)	0.21	08/13/2012	5,000,000	4,999,650
Liberty Funding LLC 144A (z)	0.23	10/26/2012	3,000,000	2,998,352
Market Street Funding Corporation 144A (z)	0.23	08/27/2012	2,000,000	1,999,668
Market Street Funding Corporation 144A (z)	0.26	10/03/2012	5,000,000	4,997,725
Market Street Funding Corporation 144A (z)	0.26	10/16/2012	4,000,000	3,997,804
Market Street Funding Corporation 144A (z)	0.26	10/17/2012	5,000,000	4,997,219
Market Street Funding Corporation 144A (z)	0.26	10/18/2012	2,000,000	1,998,873
MetLife Short Term Funding 144A (z)	0.20	08/01/2012	5,000,000	5,000,000
MetLife Short Term Funding 144A (z)	0.21	09/12/2012	2,000,000	1,999,510
MetLife Short Term Funding 144A (z)	0.21	08/06/2012	5,000,000	4,999,854
MetLife Short Term Funding 144A (z)	0.21	08/07/2012	6,000,000	5,999,790
MetLife Short Term Funding 144A (z)	0.21	08/02/2012	8,546,000	8,545,950
MetLife Short Term Funding 144A (z)	0.22	10/04/2012	2,000,000	1,999,218
MetLife Short Term Funding 144A (z)	0.22	08/15/2012	4,000,000	3,999,658
MetLife Short Term Funding 144A (z)	0.23	10/02/2012	2,000,000	1,999,208
MetLife Short Term Funding 144A (z)	0.24	10/24/2012	8,000,000	7,995,520
MetLife Short Term Funding 144A (z)	0.25	10/09/2012	2,000,000	1,999,042
MetLife Short Term Funding 144A (z)	0.25	09/05/2012	2,000,000	1,999,514

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding 144A (z)	0.25%	09/06/2012	$9,000,000	$8,997,750
MetLife Short Term Funding 144A (z)	0.25	10/15/2012	2,000,000	1,998,958
Old Line Funding LLC 144A (z)	0.18	08/13/2012	5,000,000	4,999,700
Old Line Funding LLC 144A (z)	0.18	08/15/2012	10,000,000	9,999,300
Old Line Funding LLC 144A (z)	0.18	08/20/2012	5,000,000	4,999,525
Old Line Funding LLC 144A (z)	0.19	08/27/2012	6,000,000	5,999,177
Regency Markets No.1 LLC 144A (z)	0.23	08/28/2012	1,000,000	999,828
Salisbury Receivables Company 144A (z)	0.22	08/28/2012	3,000,000	2,999,505
Salisbury Receivables Company 144A (z)	0.22	08/30/2012	4,000,000	3,999,291
Salisbury Receivables Company 144A (z)	0.23	08/14/2012	4,000,000	3,999,668
Salisbury Receivables Company 144A (z)	0.23	08/17/2012	3,000,000	2,999,693
Salisbury Receivables Company 144A (z)	0.23	08/22/2012	3,000,000	2,999,598
Salisbury Receivables Company 144A (z)	0.24	09/10/2012	1,000,000	999,733
Salisbury Receivables Company 144A (z)	0.27	09/25/2012	3,000,000	2,998,763
Salisbury Receivables Company 144A (z)	0.27	09/26/2012	2,000,000	1,999,160
Salisbury Receivables Company 144A (z)	0.27	09/27/2012	2,000,000	1,999,145
Salisbury Receivables Company 144A (z)	0.28	09/06/2012	2,000,000	1,999,440
Salisbury Receivables Company 144A (z)	0.28	09/13/2012	7,000,000	6,997,707
Salisbury Receivables Company 144A (z)	0.32	08/29/2012	2,000,000	1,999,502
Salisbury Receivables Company 144A (z)	0.34	10/04/2012	2,000,000	1,998,791
Solitaire Funding LLC 144A (z)	0.23	08/28/2012	10,000,000	9,998,275
Solitaire Funding LLC 144A (z)	0.30	08/01/2012	3,000,000	3,000,000
Solitaire Funding LLC 144A (z)	0.30	08/06/2012	7,000,000	6,999,708
Solitaire Funding LLC 144A (z)	0.30	08/08/2012	6,000,000	5,999,650
Solitaire Funding LLC 144A (z)	0.30	08/15/2012	9,000,000	8,998,950
Straight-A Funding LLC 144A (z)	0.18	08/17/2012	3,000,000	2,999,760
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	15,000,000	14,995,275
Straight-A Funding LLC 144A (z)	0.18	10/15/2012	33,000,000	32,987,625
Straight-A Funding LLC 144A (z)	0.18	10/18/2012	20,000,000	19,992,200
Surrey Funding Corporation 144A (z)	0.22	08/28/2012	3,000,000	2,999,505
Surrey Funding Corporation 144A (z)	0.22	08/17/2012	6,000,000	5,999,413
Surrey Funding Corporation 144A (z)	0.28	09/17/2012	1,000,000	999,634
Surrey Funding Corporation 144A (z)	0.28	09/18/2012	2,000,000	1,999,253
Sydney Capital Corporation 144A (z)	0.30	08/13/2012	6,000,000	5,999,400
Sydney Capital Corporation 144A (z)	0.30	09/21/2012	5,000,000	4,997,875
Sydney Capital Corporation 144A (z)	0.30	09/13/2012	5,000,000	4,998,208
Sydney Capital Corporation 144A (z)	0.30	09/14/2012	12,000,000	11,995,600
Sydney Capital Corporation 144A (z)	0.30	10/03/2012	4,000,000	3,997,900
Thunder Bay Funding LLC 144A (z)	0.18	08/08/2012	9,000,000	8,999,685
Thunder Bay Funding LLC 144A (z)	0.18	08/14/2012	5,000,000	4,999,675
Thunder Bay Funding LLC 144A (z)	0.18	08/15/2012	8,000,000	7,999,440
Thunder Bay Funding LLC 144A (z)	0.18	08/20/2012	10,000,000	9,998,997
Thunder Bay Funding LLC 144A (z)	0.19	09/04/2012	5,000,000	4,999,103
Thunder Bay Funding LLC 144A (z)	0.19	08/27/2012	5,000,000	4,999,314
Victory Receivables 144A (z)	0.21	08/02/2012	6,000,000	5,999,965
Victory Receivables 144A (z)	0.21	08/03/2012	2,000,000	1,999,977
Victory Receivables 144A (z)	0.21	08/08/2012	7,000,000	6,999,714
Victory Receivables 144A (z)	0.21	08/09/2012	9,000,000	8,999,580
Victory Receivables 144A (z)	0.21	08/14/2012	4,000,000	3,999,697
Victory Receivables 144A (z)	0.21	08/15/2012	8,000,000	7,999,346

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A (z)	0.21%	08/23/2012	$9,000,000	$8,998,845
Victory Receivables 144A (z)	0.21	08/17/2012	5,000,000	4,999,533
Victory Receivables 144A (z)	0.21	08/24/2012	3,000,000	2,999,598
White Point Funding Incorporated 144A (z)	0.52	10/22/2012	1,000,000	998,816
White Point Funding Incorporated 144A (z)	0.57	08/20/2012	2,000,000	1,999,398

				618,417,125

Financial Company Commercial Paper : 17.41%
ANZ National Limited 144A (z)	0.28	09/20/2012	11,000,000	10,995,722
ANZ National Limited 144A (z)	0.22	08/02/2012	5,000,000	4,999,969
ANZ National Limited 144A (z)	0.22	08/10/2012	9,000,000	8,999,505
ANZ National Limited 144A (z)	0.29	09/25/2012	9,000,000	8,996,013
ANZ National Limited 144A (z)	0.29	10/02/2012	9,000,000	8,995,505
ASB Finance Limited 144A ±	0.54	02/25/2013	13,000,000	13,000,000
ASB Finance Limited 144A ±	0.64	04/08/2013	8,000,000	8,000,000
Banco De Chile 144A (z)	0.66	09/25/2012	2,000,000	1,997,983
Banco De Chile 144A (z)	0.67	08/06/2012	1,000,000	999,907
Banco De Chile 144A (z)	0.67	08/28/2012	4,000,000	3,997,991
Banco De Chile 144A (z)	0.67	08/23/2012	2,000,000	1,999,181
Banco De Chile 144A (z)	0.67	08/08/2012	3,000,000	2,999,609
Banco De Chile 144A (z)	0.70	09/06/2012	1,000,000	999,300
Barclays Bank plc 144A (z)	0.24	08/20/2012	13,000,000	12,998,353
BNZ International Funding Limited 144A (z)	0.24	08/03/2012	3,000,000	2,999,961
BNZ International Funding Limited 144A (z)	0.28	09/12/2012	3,000,000	2,999,020
BNZ International Funding Limited 144A (z)	0.28	09/14/2012	2,000,000	1,999,316
BNZ International Funding Limited 144A (z)	0.53	02/28/2013	1,000,000	1,000,007
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/07/2012	9,000,000	8,999,730
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/16/2012	3,000,000	2,999,775
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/17/2012	8,000,000	7,999,360
Caisse Centrale Desjardins du Quebec 144A (z)	0.19	08/20/2012	6,000,000	5,999,398
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/08/2012	13,000,000	12,999,495
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/09/2012	6,000,000	5,999,733
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/10/2012	4,000,000	3,999,800
Caisse Centrale Desjardins du Quebec 144A (z)	0.21	08/03/2012	4,000,000	3,999,953
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10/16/2012	2,000,000	1,999,071
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	09/04/2012	4,000,000	3,999,056
Commonwealth Bank of Australia 144A (z)	0.19	10/03/2012	5,000,000	4,998,338
Commonwealth Bank of Australia 144A (z)	0.19	08/01/2012	11,000,000	11,000,000
DBS Bank Limited 144A (z)	0.22	09/04/2012	2,000,000	1,999,584
DBS Bank Limited 144A (z)	0.23	08/02/2012	4,000,000	3,999,974
DBS Bank Limited 144A (z)	0.25	08/20/2012	10,000,000	9,998,681
DBS Bank Limited 144A (z)	0.25	08/30/2012	3,000,000	2,999,396
DBS Bank Limited 144A (z)	0.26	09/07/2012	3,000,000	2,999,198
DBS Bank Limited 144A (z)	0.26	09/13/2012	9,000,000	8,997,205
DBS Bank Limited 144A (z)	0.26	10/01/2012	3,000,000	2,998,678
DBS Bank Limited 144A (z)	0.26	10/25/2012	10,000,000	9,993,861
DBS Bank Limited 144A (z)	0.27	10/05/2012	16,000,000	15,992,399
DNB Nor Bank ASA 144A (z)	0.31	09/11/2012	13,000,000	12,995,410
JPMorgan Chase & Company (z)	0.28	10/30/2012	15,000,000	14,989,500
National Australia Funding Corporation 144A (z)	0.19	08/07/2012	20,000,000	19,999,392

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Nationwide Building Society 144A (z)	0.55%	10/01/2012	$5,000,000	$4,995,340
Nationwide Building Society 144A (z)	0.58	10/12/2012	5,000,000	4,994,200
Nordea North America (z)	0.30	09/07/2012	22,000,000	21,993,217
Oversea-Chinese Banking Corporation Limited (z)	0.23	09/18/2012	9,000,000	8,997,240
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/17/2012	8,000,000	7,999,111
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/22/2012	5,000,000	4,999,271
Oversea-Chinese Banking Corporation Limited (z)	0.26	09/06/2012	1,000,000	999,740
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	1,000,000	999,964
Oversea-Chinese Banking Corporation Limited (z)	0.27	09/26/2012	5,000,000	4,997,931
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/29/2012	2,000,000	1,999,580
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/30/2012	2,000,000	1,999,565
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/09/2012	2,000,000	1,998,965
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/11/2012	5,000,000	4,997,338
Oversea-Chinese Banking Corporation Limited (z)	0.30	09/10/2012	2,000,000	1,999,333
Principal Life Insurance 144A (z)	0.20	08/06/2012	3,000,000	2,999,917
Principal Life Insurance 144A (z)	0.20	08/17/2012	1,000,000	999,911
Suncorp Group Limited 144A (z)	0.45	09/13/2012	8,000,000	7,995,700
Suncorp Group Limited 144A (z)	0.45	09/10/2012	2,000,000	1,999,000
Suncorp Group Limited 144A (z)	0.45	09/12/2012	2,000,000	1,998,950
Suncorp Group Limited 144A (z)	0.45	09/17/2012	5,000,000	4,997,063
Suncorp Group Limited 144A (z)	0.46	08/09/2012	2,000,000	1,999,796
Suncorp Group Limited 144A (z)	0.46	08/20/2012	3,000,000	2,999,272
Suncorp Group Limited 144A (z)	0.47	08/02/2012	5,000,000	4,999,935
Swedbank (z)	0.30	08/08/2012	8,000,000	7,999,533
Swedbank (z)	0.30	08/09/2012	13,000,000	12,999,133
Swedbank (z)	0.30	08/10/2012	14,000,000	13,998,950
Swedbank (z)	0.33	09/18/2012	1,000,000	999,560
Swedbank (z)	0.42	08/29/2012	12,000,000	11,996,080
Swedbank (z)	0.42	09/10/2012	10,000,000	9,995,333
Swedbank (z)	0.42	09/11/2012	8,000,000	7,996,173
Toyota Credit Canada Incorporated (z)	0.20	09/25/2012	4,000,000	3,998,778
Toyota Credit Canada Incorporated (z)	0.20	09/26/2012	2,000,000	1,999,378
UOB Funding LLC (z)	0.21	08/27/2012	6,000,000	5,999,090
UOB Funding LLC (z)	0.25	09/13/2012	10,000,000	9,997,014
Westpac Banking Corporation 144A (z)	0.26	09/17/2012	5,000,000	4,998,303
Westpac Securities NZ Limited 144A (z)	0.30	09/17/2012	6,000,000	5,997,650
Westpac Securities NZ Limited 144A (z)	0.30	09/21/2012	10,000,000	9,995,750
Westpac Securities NZ Limited 144A ±	0.54	02/22/2013	13,000,000	13,000,000
Westpac Securities NZ Limited 144A ±	0.54	02/25/2013	8,000,000	8,000,000
Westpac Securities NZ Limited 144A (z)	0.61	07/22/2013	11,000,000	11,000,000
Westpac Securities NZ Limited 144A (z)	0.64	04/08/2013	9,000,000	9,000,707
Westpac Securities NZ Limited 144A ±	0.66	04/15/2013	5,000,000	5,001,776

				541,867,876

Other Commercial Paper : 3.82%
CNPC Finance 144A (z)	0.38	09/17/2012	11,000,000	10,994,543
CNPC Finance 144A (z)	0.39	09/24/2012	5,000,000	4,997,075
CNPC Finance 144A (z)	0.42	08/21/2012	6,000,000	5,998,600
CNPC Finance 144A (z)	0.42	08/22/2012	6,000,000	5,998,530
CNPC Finance 144A (z)	0.42	08/27/2012	4,000,000	3,998,787

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Commercial Paper (continued)
CNPC Finance 144A (z)	0.42%	09/05/2012	$3,000,000	$2,998,775
CNPC Finance 144A (z)	0.42	08/02/2012	2,000,000	1,999,977
Coca-Cola Company 144A (z)	0.16	08/06/2012	5,000,000	4,999,889
Coca-Cola Company 144A (z)	0.16	08/07/2012	5,000,000	4,999,867
Coca-Cola Company 144A (z)	0.22	10/22/2012	6,000,000	5,996,993
General Electric Company (z)	0.15	08/21/2012	16,000,000	15,998,667
General Electric Company (z)	0.15	08/22/2012	16,000,000	15,998,600
Louis Dreyfus Commodities LLC (z)	0.42	08/01/2012	8,000,000	8,000,000
Louis Dreyfus Commodities LLC (z)	0.55	08/03/2012	3,000,000	2,999,916
Louis Dreyfus Commodities LLC (z)	0.55	08/06/2012	5,000,000	4,999,618
Toyota Motor Credit Corporation (z)	0.19	08/21/2012	8,000,000	7,999,156
Toyota Motor Credit Corporation (z)	0.20	08/24/2012	1,000,000	999,872
Toyota Motor Credit Corporation (z)	0.20	08/28/2012	5,000,000	4,999,250
Toyota Motor Credit Corporation (z)	0.20	08/29/2012	4,000,000	3,999,378

				118,977,493

Total Commercial Paper (Cost $1,279,262,494)				1,279,262,494

Government Agency Debt : 1.83%
FHLB ±	0.30	02/05/2013	6,000,000	5,998,753
FHLB ±	0.31	03/07/2013	10,000,000	9,998,185
FHLB ±	0.31	05/09/2013	2,000,000	1,999,531
FHLB ±	0.32	03/28/2013	11,000,000	10,998,493
FHLB ±	0.33	05/02/2013	5,000,000	4,999,236
FHLB ±	0.34	04/01/2013	9,000,000	9,000,000
FHLB ±	0.34	05/17/2013	10,000,000	10,000,000
FHLB ±	0.36	05/17/2013	4,000,000	4,000,000

Total Government Agency Debt (Cost $56,994,198)				56,994,198

Municipal Obligations : 22.43%

Alabama : 0.12%

Variable Rate Demand Note §: 0.12%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.15	12/01/2043	3,655,000	3,655,000

Alaska : 0.06%

Variable Rate Demand Note §: 0.06%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC & LIQ)	0.13	12/01/2030	2,000,000	2,000,000

California : 2.25%

Other Municipal Debt : 0.55%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	2,000,000	2,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	09/17/2012	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission (Utilities Revenue)	0.20	09/10/2012	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission (Utilities Revenue)	0.19%	08/02/2012	$5,000,000	$5,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	09/12/2012	1,000,000	1,000,000
State of California Series 11B5 (Tax Revenue)	0.18	08/17/2012	2,000,000	2,000,000

				17,000,000

Variable Rate Demand Notes §: 1.70%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	07/01/2047	5,000,000	5,000,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.19	07/01/2033	3,000,000	3,000,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B (Health Revenue, Bank of America NA LOC)	0.19	12/01/2038	2,000,000	2,000,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B-2 (Health Revenue, Bank of America NA LOC)	0.19	12/01/2037	5,000,000	5,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase Bank LIQ)	0.18	08/12/2012	3,000,000	3,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	08/12/2012	1,615,000	1,615,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.22	12/01/2040	11,000,000	11,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.20	02/01/2035	3,800,000	3,800,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.21	08/01/2037	4,500,000	4,500,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3934 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	08/07/2012	5,000,000	5,000,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3966 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	08/12/2012	2,000,000	2,000,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.20	04/01/2030	4,000,000	4,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.21	12/01/2033	985,000	985,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.29	11/01/2041	1,000,000	1,000,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/01/2045	1,000,000	1,000,000

				52,900,000

Colorado : 0.70%

Variable Rate Demand Notes §: 0.70%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.16	11/01/2026	2,000,000	2,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	05/01/2050	9,720,000	9,720,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	5,000,000	5,000,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	4,000,000	4,000,000

				21,720,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

District of Columbia : 0.60%

Other Municipal Debt : 0.10%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.20%	09/17/2012	$1,000,000	$1,000,000
Metropolitan Washington DC Airports Authority Series 1-C (Airport Revenue)	0.21	08/14/2012	2,000,000	2,000,000

				3,000,000

Variable Rate Demand Notes §: 0.50%
District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.22	09/15/2029	2,000,000	2,000,000
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	04/01/2038	1,000,000	1,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.19	10/01/2039	12,570,000	12,570,000

				15,570,000

Florida : 0.41%

Variable Rate Demand Notes §: 0.41%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.15	03/01/2038	2,865,000	2,865,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LOC & LIQ) 144A	0.22	03/01/2021	4,000,000	4,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue) 144A	0.20	01/01/2020	1,000,000	1,000,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2013	1,990,000	1,990,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2032	2,980,000	2,980,000

				12,835,000

Georgia : 0.38%

Variable Rate Demand Notes §: 0.38%
Richmond County GA Development Authority (Education Revenue)	0.17	07/01/2037	9,750,000	9,750,000
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.25	05/01/2020	2,000,000	2,000,000

				11,750,000

Illinois : 1.44%

Variable Rate Demand Notes §: 1.44%
Chicago IL Metropolitan Water Reclamation PFOTER Series 727 (Tax Revenue, Bank of America NA LIQ) 144A	0.23	12/01/2028	4,000,000	4,000,000
Chicago IL Series B-1 (GO, JPMorgan Chase Bank LOC)	0.17	01/01/2034	10,355,000	10,355,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.14	05/01/2014	2,995,000	2,995,000
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17	11/01/2030	6,400,000	6,400,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	3,600,000	3,600,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank LOC)	0.38	09/01/2032	2,000,000	2,000,000
Illinois Educational Facilities Authority Field Museum of National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.27	11/01/2032	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Illinois Finance Authority Revenue University of Chicago (Education Revenue, Bank of America NA LIQ)	0.13%	07/01/2038	$5,795,000	$5,795,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured, JPMorgan Chase Bank LOC)	0.16	03/01/2014	7,540,000	7,540,000

				44,685,000

Indiana : 0.25%

Variable Rate Demand Notes §: 0.25%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.15	11/01/2039	2,000,000	2,000,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.12	12/01/2034	3,000,000	3,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank LOC)	0.18	01/01/2040	2,865,000	2,865,000

				7,865,000

Iowa : 0.36%

Variable Rate Demand Note §: 0.36%
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	01/01/2039	11,375,000	11,375,000

Kentucky : 0.19%

Variable Rate Demand Notes §: 0.19%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.18	01/01/2033	2,000,000	2,000,000
Louisville & Jefferson Counties KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.18	12/12/2012	4,000,000	4,000,000

				6,000,000

Louisiana : 0.71%

Variable Rate Demand Notes §: 0.71%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.15	08/01/2035	3,000,000	3,000,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.16	08/01/2030	15,000,000	15,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16	11/01/2040	2,000,000	2,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	2,000,000	2,000,000

				22,000,000

Maryland : 0.29%

Variable Rate Demand Notes §: 0.29%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.25	07/01/2032	4,705,000	4,705,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.28	01/01/2029	4,440,000	4,440,000

				9,145,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts : 0.63%

Variable Rate Demand Notes §: 0.63%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase Bank SPA)	0.15%	01/01/2029	$10,000,000	$10,000,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.23	10/01/2034	2,590,000	2,590,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.16	08/01/2037	6,920,000	6,920,000

				19,510,000

Michigan : 0.13%

Variable Rate Demand Notes §: 0.13%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.17	04/01/2040	3,000,000	3,000,000
University of Michigan Series B (Education Revenue, Northern Trust Company SPA)	0.14	04/01/2042	1,000,000	1,000,000

				4,000,000

Minnesota : 0.58%

Variable Rate Demand Notes §: 0.58%
Minnesota HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2038	5,080,000	5,080,000
Minnesota HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2048	8,110,000	8,110,000
Minnesota Office of Higher Education Supplemental Student Loan Program Series A (Education Revenue, U.S. Bank NA LOC)	0.15	09/01/2046	2,000,000	2,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.16	09/01/2046	1,800,000	1,800,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.38	05/01/2042	1,000,000	1,000,000

				17,990,000

Mississippi : 0.73%

Variable Rate Demand Notes §: 0.73%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Series D (IDR)	0.16	11/01/2035	1,000,000	1,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Series A (IDR)	0.16	12/01/2030	2,000,000	2,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Series H (IDR)	0.16	11/01/2035	2,000,000	2,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.24	11/01/2028	17,640,000	17,639,340

				22,639,340

Missouri : 0.12%

Variable Rate Demand Notes §: 0.12%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.16	04/15/2034	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, JPMorgan Chase Bank SPA)	0.17%	12/01/2037	$900,000	$900,000

				3,900,000

Nevada : 0.27%

Variable Rate Demand Note §: 0.27%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC & LIQ)	0.17	03/01/2036	8,320,000	8,320,000

New Jersey : 0.44%

Variable Rate Demand Notes §: 0.44%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2026	3,000,000	3,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2032	10,600,000	10,600,000

				13,600,000

New Mexico : 0.03%

Variable Rate Demand Note §: 0.03%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue)	0.30	04/01/2037	1,000,000	1,000,000

New York : 2.61%

Variable Rate Demand Notes §: 2.61%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC)	0.14	11/01/2022	1,000,000	1,000,000
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2025	4,025,000	4,025,000
Nassau County NY Health Care Corporation Series 2009 Subseries B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.14	08/01/2029	2,000,000	2,000,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.15	11/15/2021	5,500,000	5,500,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.18	01/01/2036	3,880,000	3,880,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.13	08/01/2027	8,000,000	8,000,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.18	04/01/2036	6,000,000	6,000,000
New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.25	05/01/2028	9,000,000	9,000,000
New York Dormitory Authority Revenue Series A (Education Revenue, JPMorgan Chase & Company SPA)	0.15	07/01/2039	2,000,000	2,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.17	11/01/2038	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.17	11/01/2033	2,000,000	2,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2038	10,000,000	10,000,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.17	05/15/2041	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
New York State Housing Finance Agency Series A (Housing Revenue)	0.16%	05/15/2041	$5,000,000	$5,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Seres 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.16	06/15/2019	2,990,000	2,990,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase Bank SPA)	0.14	03/15/2033	10,000,000	10,000,000

				81,395,000

Ohio : 1.05%

Variable Rate Demand Notes §: 1.05%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.15	06/01/2034	3,000,000	3,000,000
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue, Royal Bank of Canada SPA)	0.15	05/01/2038	24,930,000	24,930,000
Ohio HFA Mortgage Revenue (Housing Revenue, FHLB SPA)	0.16	09/01/2036	2,000,000	2,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.15	07/01/2023	2,775,000	2,775,000

				32,705,000

Oklahoma : 0.10%

Variable Rate Demand Note §: 0.10%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase Bank SPA)	0.17	01/01/2028	3,000,000	3,000,000

Oregon : 0.16%

Variable Rate Demand Note §: 0.16%
Port of Portland Oregon Special Obligation Revenue Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.16	03/01/2036	5,000,000	5,000,000

Pennsylvania : 0.92%

Variable Rate Demand Notes §: 0.92%
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.15	11/01/2012	1,995,000	1,995,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.23	08/01/2030	1,000,000	1,000,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.17	04/01/2027	4,880,000	4,880,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	06/01/2032	10,000,000	10,000,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.15	12/01/2038	2,000,000	2,000,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.15	08/01/2031	2,000,000	2,000,000
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.15	06/15/2025	6,720,000	6,720,000
				28,595,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico : 0.13%

Variable Rate Demand Note §: 0.13%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.17%	08/01/2057	$4,000,000	$4,000,000

Rhode Island : 0.13%

Variable Rate Demand Note §: 0.13%

Narragansett RI Bay Commission Series A (Water & Sewer Revenue, RBS Citizens Bank LOC)	0.14	09/01/2034	4,000,000	4,000,000

South Carolina : 0.55%

Other Municipal Debt : 0.32%
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/15/2012	3,000,000	3,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/21/2012	1,000,000	1,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/22/2012	1,000,000	1,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/20/2012	1,000,000	1,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/23/2012	2,000,000	2,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-3 (Utilities Revenue)	0.45	09/04/2012	1,000,000	1,000,000
				10,000,000

Variable Rate Demand Note §: 0.23%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.23	12/01/2028	7,000,000	7,000,000

South Dakota : 0.10%

Variable Rate Demand Note §: 0.10%

South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.16	05/01/2037	3,000,000	3,000,000

Tennessee : 0.39%

Variable Rate Demand Notes §: 0.39%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR)	0.26	01/01/2028	2,000,000	2,000,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.20	07/01/2033	7,655,000	7,655,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.21	07/01/2033	635,000	635,000
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.19	01/01/2033	2,000,000	2,000,000
				12,290,000

Texas : 3.86%

Variable Rate Demand Notes §: 3.86%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.17	11/15/2017	1,000,000	1,000,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.20	05/01/2033	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase Bank LOC)	0.16%	06/01/2029	$2,000,000	$2,000,000
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.24	04/01/2022	3,000,000	3,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2049	6,000,000	6,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.15	12/01/2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (Resource Recovery Revenue)	0.16	04/01/2040	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (Resource Recovery Revenue)	0.16	11/01/2040	8,200,000	8,200,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	8,000,000	8,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	06/01/2045	3,000,000	3,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	12,000,000	12,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	7,000,000	7,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	17,620,000	17,620,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	13,880,000	13,880,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	9,000,000	9,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	20,565,000	20,565,000
				120,265,000

Vermont : 0.16%

Variable Rate Demand Note §: 0.16%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.14	09/01/2038	5,000,000	5,000,000

Virginia : 0.26%

Variable Rate Demand Notes §: 0.26%
Montgomery County VA IDA Series 2009-A (Education Revenue, Bank of New York Mellon SPA)	0.15	02/01/2039	1,000,000	1,000,000
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.14	12/01/2038	1,000,000	1,000,000
Virginia State College Building Authority (Education Revenue)	0.15	08/01/2034	6,000,000	6,000,000
				8,000,000

Washington : 0.51%

Variable Rate Demand Notes §: 0.51%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	02/28/2013	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) 144A	0.13%	03/01/2035	$2,000,000	$2,000,000
Washington GO PUTTER Series 2640 (GO, JPMorgan Chase Bank LIQ)	0.16	01/01/2016	9,995,000	9,995,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.38	06/01/2037	2,000,000	2,000,000
				15,995,000

Wisconsin : 0.67%

Variable Rate Demand Notes §: 0.67%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.15	05/01/2024	3,390,000	3,390,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.19	09/01/2035	2,100,000	2,100,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	05/01/2030	6,790,000	6,790,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	11/01/2030	8,585,000	8,585,000
				20,865,000

Wyoming : 0.14%

Variable Rate Demand Notes §: 0.14%
Wyoming CDA (Housing Revenue, Bank of America NA SPA)	0.21	12/01/2032	4,000,000	4,000,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.15	06/01/2035	290,000	290,000
				4,290,000

Total Municipal Obligations (Cost $697,859,340)				697,859,340

Other Instruments : 0.35%
American Honda Finance Corporation 144A ±	0.69	08/28/2012	4,000,000	4,001,338
City of Austin TX Municipal Commercial Paper (z)	0.19	08/09/2012	2,000,000	1,999,916
District of Columbia Multimodal Revenue Variable Rate Demand Note	0.18	08/16/2012	1,000,000	1,000,000
Oakland-Alameda County Series A-2 Commercial Paper	0.23	09/05/2012	3,000,000	3,000,000
University of Chicago Series A Municipal Commercial Paper (z)	0.18	08/15/2012	1,000,000	999,930

Total Other Instruments (Cost $11,001,184)				11,001,184

Other Notes : 1.29%

Corporate Bonds and Notes : 1.29%
JPMorgan Chase & Company ±	0.62	11/01/2012	5,000,000	5,002,892
JPMorgan Chase & Company ±	0.97	09/21/2012	6,000,000	6,004,170
JPMorgan Chase & Company ±	1.12	02/26/2013	3,000,000	3,007,937
JPMorgan Chase Bank NA ±	0.37	11/21/2012	3,000,000	3,000,668
JPMorgan Chase Bank NA ±	0.49	11/16/2012	1,000,000	1,000,000
JPMorgan Chase Bank NA ±	0.53	01/18/2013	8,000,000	7,999,259
Toyota Motor Credit Corporation ±	0.53	07/19/2013	14,000,000	14,000,000

Total Other Notes (Cost $40,014,926)				40,014,926

Repurchase Agreements ^^: 10.73%
Citigroup Global Markets, dated 07/31/2012, maturity value $41,000,205 (1)	0.18	08/01/2012	41,000,000	41,000,000
Goldman Sachs & Company, dated 07/31/2012, maturity value $48,000, 240 (2)	0.18	08/01/2012	48,000,000	48,000,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements (continued)
Merrill Pierce Fenner Smith, dated 07/31/2012, maturity value $14,700,078 (3)	0.19%	08/01/2012	$14,700,000	$14,700,000
Morgan Stanley & Company, dated 07/31/2012, maturity value $24,000,167 (4)	0.25	08/01/2012	24,000,000	24,000,000
Societe Generale (New York), dated 07/31/2012, maturity value $53,000,280 (5)	0.19	08/01/2012	53,000,000	53,000,000
UBS Securities LLC, dated 07/31/2012, maturity value $30,000,133 (6)	0.16	08/01/2012	30,000,000	30,000,000
UBS Securities LLC, dated 07/31/2012, maturity value $94,233,224 (7)	0.19	08/01/2012	94,232,727	94,232,727
UBS Securities LLC, dated 07/31/2012, maturity value $29,000,185 (8)	0.23	08/01/2012	29,000,000	29,000,000

Total Repurchase Agreements (Cost $333,932,727)				333,932,727

Treasury Debt : 2.67%
U.S. Treasury Bill (z)	0.13	08/23/2012	41,000,000	40,996,924
U.S. Treasury Bill (z)	0.14	10/04/2012	9,000,000	8,997,744
U.S. Treasury Bill (z)	0.14	08/30/2012	23,000,000	22,997,345
U.S. Treasury Bill (z)	0.15	10/11/2012	10,000,000	9,997,136

Total Treasury Debt (Cost $82,989,149)				82,989,149

Total Investments in Securities
(Cost $3,110,066,884) *	99.95%	3,110,066,884
Other Assets and Liabilities, Net	0.05	1,520,827

Total Net Assets	100.00%	$3,111,587,711

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 2.65% to 5.50%, 3/1/2017 to 7/1/2042, fair value including accrued interest is $42,230,000.

(2)	U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $49,440,141.

(3)	U.S. government securities, 4.50% to 7.00%, 10/1/2038 to 7/1/2042, fair value including accrued interest is $15,141,000.

(4)	U.S. government securities, 2.50% to 6.00%, 5/1/2020 to 7/1/2042, fair value including accrued interest is $24,720,035.
(5)	U.S. government securities, 1.125% to 1.50%, 6/30/2016 to 1/15/2021, fair value including accrued interest is $54,590,000.

(6)	U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $30,600,008.

(7)	U.S. government securities, 1.69% to 6.42%, 7/1/2017 to 5/1/2042, fair value including accrued interest is $97,053,498.

(8)	U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $29,870,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	23

Assets
Investments
In unaffiliated securities, at amortized cost	$2,776,134,157
In repurchase agreements, at amortized cost	333,932,727

Total investments, at amortized cost	3,110,066,884

Cash	40,606
Receivable for investments sold	14,586,117
Receivable for interest	686,561
Receivable from adviser	130,523
Prepaid expenses and other assets	67,008

Total assets	3,125,577,699

Liabilities
Dividends payable	83,716
Payable for investments purchased	12,996,984
Due to related parties	402,877
Accrued expenses and other liabilities	506,411

Total liabilities	13,989,988

Total net assets	$3,111,587,711

NET ASSETS CONSIST OF
Paid-in capital	$3,111,573,481
Undistributed net investment income	1,278
Accumulated net realized gains on investments	12,952

Total net assets	$3,111,587,711

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Institutional Class	$2,479,631,827
Shares outstanding – Institutional Class	2,479,627,485
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$631,955,884
Shares outstanding – Service Class	631,953,458
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Prime Investment Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$3,784,845

Expenses
Advisory fee	1,698,887
Administration fees
Fund level	845,739
Institutional Class	1,006,850
Service Class	528,420
Shareholder servicing fees
Service Class	1,100,876
Custody and accounting fees	73,093
Professional fees	8,173
Registration fees	9,526
Shareholder report expenses	5,100
Trustees’ fees and expenses	4,462
Other fees and expenses	45,581

Total expenses	5,326,707
Less: Fee waivers and/or expense reimbursements	(1,919,831)

Net expenses	3,406,876

Net investment income	377,969

Net realized gains on investments	11,319

Net increase in net assets resulting from operations	$389,288

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage Prime Investment Money Market Fund	25

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$377,969		$2,207,992
Net realized gains on investments		11,319		70,709

Net increase in net assets resulting from operations		389,288		2,278,701

Distributions to shareholders from
Net investment income
Institutional Class		(333,814)		(2,124,098)
Service Class		(44,155)		(83,894)
Net realized gains
Institutional Class		0		(96,132)
Service Class		0		(22,124)

Total distributions to shareholders		(377,969)		(2,326,248)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	7,154,705,053	7,154,705,053	25,396,197,861	25,396,197,861
Service Class	26,651,166,635	26,651,166,635	45,468,215,349	45,468,215,349

		33,805,871,688		70,864,413,210

Reinvestment of distributions
Institutional Class	116,468	116,468	670,408	670,408
Service Class	824	824	5,413	5,413

		117,292		675,821

Payment for shares redeemed
Institutional Class	(7,914,780,374)	(7,914,780,374)	(27,099,580,029)	(27,099,580,029)
Service Class	(26,643,722,505)	(26,643,722,505)	(45,699,276,109)	(45,699,276,109)

		(34,558,502,879)		(72,798,856,138)

Net decrease in net assets resulting from capital share transactions		(752,513,899)		(1,933,767,107)

Total decrease in net assets		(752,502,580)		(1,933,814,654)

Net assets
Beginning of period		3,864,090,291		5,797,904,945

End of period		$3,111,587,711		$3,864,090,291

Undistributed net investment income		$1,278		$1,278

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Prime Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.05%	0.13%	0.30%	2.22%	4.99%	5.10%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.27%	0.28%	0.25%	0.26%
Net expenses	0.20%	0.20%	0.20%	0.22%	0.23%	0.20%	0.20%
Net investment income	0.03%	0.06%	0.13%	0.29%	2.13%	4.87%	5.06%
Supplemental data
Net assets, end of period (000’s omitted)	$2,479,632	$3,239,581	$4,942,329	$10,124,807	$9,422,441	$7,525,254	$7,088,329

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Prime Investment Money Market Fund	27

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.07%	1.87%	4.63%	4.74%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.56%	0.57%	0.55%	0.55%
Net expenses	0.21%	0.24%	0.33%	0.45%	0.57%	0.55%	0.55%
Net investment income	0.01%	0.01%	0.01%	0.06%	1.83%	4.55%	4.64%
Supplemental data
Net assets, end of period (000’s omitted)	$631,956	$624,509	$855,576	$900,490	$1,226,787	$1,402,557	$1,190,293

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Prime Investment Money Market Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	29

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

30	Wells Fargo Advantage Prime Investment Money Market Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Institutional Class	0.08%
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.20% for Institutional Class and 0.55% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	33

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	35

“Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Lipper Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios, except for Service Class.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group, except for the Service Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did

36	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Prime Investment Money Market Fund	37

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211394 09-12 SA313/SAR313 07-12

Wells Fargo Advantage

Treasury Plus Money Market Fund

Semi-Annual Report

July 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $209 billion in assets under management, as of July 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of semi-annual report.

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the six-month period that ended July 31, 2012.

The economy grew, but the recovery has been modest.

The U.S. is three years into a modest economic recovery, with second-quarter real gross domestic product (GDP) increasing 1.5% on an annualized basis. Several factors, however, held back growth despite the Federal Reserve’s (Fed) accommodative monetary policy. In Europe, much uncertainty remained about the outcome of the eurozone debt crisis and whether policymakers will be able to resolve it without any countries defaulting or leaving the euro. In addition, Europe has again entered a recession. In Asia, China’s economy slowed. Here at home, a potential “fiscal cliff”—automatic tax increases alongside automatic budget cuts stemming from a legislative compromise in Congress—added uncertainty and, if unaddressed, could negatively affect GDP beginning in 2013.

In an effort to further bolster the economy, especially the labor market, the Fed has indicated its commitment to maintaining a highly accommodative monetary policy. It has indicated its belief that economic conditions warrant an extremely low federal funds target rate—a short-term bank lending rate—near 0%, at least through late 2014. The Fed also continued its “Operation Twist,” which involves buying U.S. Treasury securities with maturities of greater than six years and selling U.S. Treasury securities with maturities of less than three years, in an effort to keep longer-term interest rates low.

A demand for relative safe-haven securities led to ultra-low interest rates.

Not only has the Fed been successful in engineering low interest rates, but investors have rushed to buy U.S. Treasury securities as a relative safe-haven asset in the midst of uncertainty surrounding the European debt crisis. As a result, interest rates reached record lows. Ten-year U.S. Treasury yields ranged between 2.38% and 1.38% over the past six months. Three-month U.S. Treasury bills had an average yield of 10 basis points (bps; 100 bps is 1.00%) over the past six months. Rates on seven-day commercial paper, a common investment type for prime money market funds, were 12 bps on July 31, 2012.

Lack of supply kept a lid on yields, and regulatory uncertainty remained.

Continued demand for a limited supply of money market-eligible securities also contributed to low yields. We estimate that the amount outstanding of short-term, money market fund-eligible securities (excluding U.S. Treasury securities) has declined by $3 trillion, or more than a 30% decrease, since 2008. Reasons for this decrease in supply include issuers opting to lock in rates on long-term rather than short-term debt, less need for financing as many companies have plentiful cash given record profits, and credit downgrades that have resulted in fewer firms with top credit ratings.

The Chairman of the Securities and Exchange Commission (SEC) indicated in late August that the SEC has determined at this time not to propose certain amendments to the rules governing money market funds. However, the Financial Stability Oversight Council or other financial regulators could still take steps to impose additional regulations on money market funds. As we gain clarity in the

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

coming months regarding any potential changes to regulation of money market funds, we will provide further communications to our clients about these changes.

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs. Our focus on preservation of capital and liquidity is not a marketing phrase but rather the basis of our investment philosophy as we manage money market funds in an uncertain world. We are proud of our comprehensive lineup of prime, government, and tax-exempt money market funds.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Amid the current challenges of investing—low yields, an unresolved eurozone crisis, limited supply, and regulatory uncertainty—has been the opportunity to provide our clients an important investment option for meeting their short-term cash needs.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION[1] (AS OF JULY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JULY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JULY 31, 2012)
38 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JULY 31, 2012)
38 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

Performance Highlights (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	5

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (PIVXX)	07/28/2003	0.00	0.01	0.57	1.40	0.62%	0.62%
Administrator Class (WTPXX)	03/31/2008	0.00	0.01	0.64	1.58	0.35%	0.35%
Institutional Class (PISXX)	08/11/1995	0.00	0.01	0.68	1.68	0.23%	0.20%
Service Class (PRVXX)	10/01/1985	0.00	0.01	0.60	1.49	0.52%	0.45%
Sweep Class	06/30/2010	0.00	0.01	0.57	1.41	0.97%	0.97%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JULY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, adjusted to reflect the higher expenses applicable to Class A shares.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.49)%, (0.22)%, (0.10)%, (0.39)% and (0.84)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 02-01-2012	Ending Account Value 07-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%
Service Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements^^: 55.51%
Bank of Nova Scotia, dated 07/31/2012, maturity value $971,979,320 (1)	0.16%	08/01/2012	$971,975,000	$971,975,000
Barclays Capital Incorporated, dated 07/26/2012, maturity value $250,007,292 (2)	0.15	08/02/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 07/31/2012, maturity value $250,001,181 (3)	0.17	08/01/2012	250,000,000	250,000,000
BNP Paribus Securities Corporation, dated 07/31/2012, maturity value $500,002,361 (4)	0.17	08/01/2012	500,000,000	500,000,000
Credit Suisse Securities USA, dated 07/25/2012, maturity value $250,008,264 (5)	0.17	08/01/2012	250,000,000	250,000,000
Credit Suisse Securities USA, dated 07/31/2012, maturity value $250,007,778 (6)	0.16	08/07/2012	250,000,000	250,000,000
Credit Suisse Securities USA, dated 07/31/2012, maturity value $500,002,083 (7)	0.15	08/01/2012	500,000,000	500,000,000
Deutsche Bank Securities, dated 07/27/2012, maturity value $250,007,292 (8)	0.15	08/03/2012	250,000,000	250,000,000
Deutsche Bank Securities, dated 07/30/2012, maturity value $250,007,292 (9)	0.15	08/06/2012	250,000,000	250,000,000
Deutsche Bank Securities, dated 07/31/2012, maturity value $500,002,361 (10)	0.17	08/01/2012	500,000,000	500,000,000
Royal Bank Scotland, dated 07/31/2012, maturity value $750,003,542 (11)	0.17	08/01/2012	750,000,000	750,000,000
SG Americas Securities, dated 07/31/2012, maturity value $1,000,004,722 (12)	0.17	08/01/2012	1,000,000,000	1,000,000,000
UBS Securities LLC, dated 07/31/2012, maturity value $500,002,361 (13)	0.17	08/01/2012	500,000,000	500,000,000

Total Repurchase Agreements (Cost $6,221,975,000)				6,221,975,000

Treasury Debt: 47.57%
U.S. Treasury Bill (z)	0.15	01/31/2013	100,000,000	99,925,178
U.S. Treasury Bill (z)	0.06	08/02/2012	150,000,000	149,999,750
U.S. Treasury Bill (z)	0.08	09/06/2012	350,000,000	349,973,487
U.S. Treasury Bill (z)	0.09	08/23/2012	350,000,000	349,981,514
U.S. Treasury Bill (z)	0.09	09/13/2012	267,000,000	266,972,095
U.S. Treasury Bill (z)	0.09	09/27/2012	200,000,000	199,971,421
U.S. Treasury Bill (z)	0.09	10/11/2012	350,000,000	349,936,149
U.S. Treasury Bill (z)	0.09	10/18/2012	300,000,000	299,940,644
U.S. Treasury Bill (z)	0.10	10/25/2012	200,000,000	199,956,184
U.S. Treasury Bill (z)	0.10	10/04/2012	300,000,000	299,945,533
U.S. Treasury Bill (z)	0.13	12/06/2012	150,000,000	149,933,854
U.S. Treasury Bill (z)	0.14	01/24/2013	100,000,000	99,932,533
U.S. Treasury Bill (z)	0.14	01/17/2013	200,000,000	199,869,729
U.S. Treasury Bill (z)	0.14	11/29/2012	100,000,000	99,952,500
U.S. Treasury Bill (z)	0.14	12/13/2012	200,000,000	199,893,917
U.S. Treasury Bill (z)	0.15	11/08/2012	150,000,000	149,940,188
U.S. Treasury Bill (z)	0.15	11/23/2012	100,000,000	99,954,083
U.S. Treasury Bill (z)	0.15	01/10/2013	250,000,000	249,836,875
U.S. Treasury Bill (z)	0.15	12/20/2012	50,000,000	49,971,017
U.S. Treasury Bill (z)	0.15	11/01/2012	300,000,000	299,913,018
U.S. Treasury Bill (z)	0.15	12/27/2012	100,000,000	99,937,306

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)	0.15%	01/03/2013	$50,000,000	$49,967,170
U.S. Treasury Note	0.50	11/30/2012	100,000,000	100,109,924
U.S. Treasury Note	0.38	08/31/2012	200,000,000	200,044,247
U.S. Treasury Note	0.38	09/30/2012	20,000,000	20,007,639
U.S. Treasury Note	1.13	12/15/2012	25,000,000	25,087,690
U.S. Treasury Note	1.38	09/15/2012	225,000,000	225,345,835
U.S. Treasury Note	1.38	11/15/2012	50,000,000	50,177,292
U.S. Treasury Note	1.75	08/15/2012	235,000,000	235,148,100
U.S. Treasury Note	4.13	08/31/2012	109,500,000	109,858,966
U.S. Treasury Note	4.25	09/30/2012	50,000,000	50,334,325

Total Treasury Debt (Cost $5,331,818,163)				5,331,818,163

Total Investments in Securities
(Cost $11,553,793,163) *	103.08%	11,553,793,163
Other Assets and Liabilities, Net	(3.08)	(345,212,364)

Total Net Assets	100.00%	$11,208,580,799

^^	Collateralized by:

(1)	U.S. government securities, 0.375% to 2.50%, 3/31/2014 to 2/15/2022, fair value including accrued interest is $991,414,578.

(2)	U.S. government securities, 1.375% to 3.125%, 3/31/2013 to 2/15/2042, fair value including accrued interest is $255,000,046.

(3)	U.S. government security, 0.875%, 2/28/2017, fair value including accrued interest is $255,000,009.

(4)	U.S. government securities, 0.25% to 0.75%, 4/30/2014 to 6/30/2017, fair value including accrued interest is $510,000,012.

(5)	U.S. government securities, 0.00% to 8.00%, 11/29/2012 to 11/15/2041, fair value including accrued interest is $255,000,999.

(6)	U.S. government securities, 2.375% to 2.75%, 10/31/2014 to 2/28/2018, fair value including accrued interest is $255,001,304.

(7)	U.S. government securities, 2.75% to 4.125%, 5/15/2015 to 12/31/2017, fair value including accrued interest is $510,004,763.

(8)	U.S. government securities, 0.00% to 4.125%, 1/31/2013 to 11/15/2021, fair value including accrued interest is $255,000,001.

(9)	U.S. government securities, 0.00% to 2.50%, 2/15/2015 to 8/15/2017, fair value including accrued interest is $255,000,022.

(10)	U.S. government securities, 3.875% to 8.75%, 5/15/2017 to 8/15/2040, fair value including accrued interest is $510,000,116.

(11)	U.S. government securities, 1.375% to 4.25%, 3/15/2013 to 8/15/2040, fair value including accrued interest is $765,002,060.

(12)	U.S. government securities, 0.00% to 2.50%, 12/6/2012 to 8/15/2021, fair value including accrued interest is $1,020,000,105.

(13)	U.S. government securities, 0.125% to 3.625%, 4/15/2013 to 4/15/2028, fair value including accrued interest is $510,000,066.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—July 31, 2012 (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	9

Assets
Investments
In unaffiliated securities, at amortized cost	$5,331,818,163
In repurchase agreements, at amortized cost	6,221,975,000

Total investments, at amortized cost	11,553,793,163
Cash	32,815
Receivable for Fund shares sold	100,184
Receivable for interest	6,322,871
Receivable from adviser	1,269,374
Prepaid expenses and other assets	140,171

Total assets	11,561,658,578

Liabilities
Dividends payable	62,479
Payable for investments purchased	349,857,363
Payable for Fund shares redeemed	16,816
Distribution fees payable	10,222
Due to other related parties	1,577,869
Accrued expenses and other liabilities	1,553,030

Total liabilities	353,077,779

Total net assets	$11,208,580,799

NET ASSETS CONSIST OF
Paid-in capital	$11,210,778,114
Overdistributed net investment income	(381,312)
Accumulated net realized losses on investments	(1,816,003)

Total net assets	$11,208,580,799

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,602,759,560
Shares outstanding – Class A	1,602,770,222
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$184,255,827
Shares outstanding – Administrator Class	184,256,437
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$7,286,578,546
Shares outstanding – Institutional Class	7,286,567,028
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$2,104,603,504
Shares outstanding – Service Class	2,104,609,650
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$30,383,362
Shares outstanding – Sweep Class	30,388,362
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of Operations—Six Months Ended July 31, 2012 (Unaudited)

Investment income
Interest	$7,001,274

Expenses
Advisory fee	5,632,490
Administration fees
Fund level	2,435,649
Class A	1,831,834
Administrator Class	84,871
Institutional Class	2,963,498
Service Class	1,191,631
Sweep Class	38,834
Shareholder servicing fees
Class A	2,071,169
Administrator Class	82,239
Service Class	2,461,822
Sweep Class	44,129
Distribution fees
Sweep Class	61,781
Custody and accounting fees	249,564
Professional fees	19,811
Registration fees	27,726
Shareholder report expenses	62,195
Trustees’ fees and expenses	5,817
Other fees and expenses	142,923

Total expenses	19,407,983
Less: Fee waivers and/or expense reimbursements	(12,971,519)

Net expenses	6,436,464

Net investment income	564,810

Net realized gains on investments	379,823

Net increase in net assets resulting from operations	$944,633

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Wells Fargo Advantage Treasury Plus Money Market Fund	11

	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012

Operations
Net investment income		$564,810		$1,060,324
Net realized gains on investments		379,823		36,368

Net increase in net assets resulting from operations		944,633		1,096,692

Distributions to shareholders from
Net investment income
Class A		(83,495)		(173,778)
Administrator Class		(8,510)		(18,627)
Institutional Class		(371,459)		(645,429)
Service Class		(99,576)		(216,095)
Sweep Class		(1,770)		(6,395)

Total distributions to shareholders		(564,810)		(1,060,324)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,479,616,950	4,479,616,950	7,437,770,255	7,437,770,255
Administrator Class	331,084,706	331,084,706	783,225,197	783,225,197
Institutional Class	20,051,318,223	20,051,318,223	30,134,617,076	30,134,617,076
Service Class	3,797,185,596	3,797,185,596	9,283,414,528	9,283,414,528
Sweep Class	17,946,362	17,946,362	84,523,996	84,523,996

		28,677,151,837		47,723,551,052

Reinvestment of distributions
Class A	29,794	29,794	61,801	61,801
Administrator Class	8,351	8,351	17,560	17,560
Institutional Class	172,939	172,939	242,061	242,061
Service Class	9,677	9,677	22,750	22,750
Sweep Class	1,770	1,770	6,395	6,395

		222,531		350,567

Payment for shares redeemed
Class A	(4,569,073,846)	(4,569,073,846)	(7,651,772,462)	(7,651,772,462)
Administrator Class	(356,355,057)	(356,355,057)	(708,731,591)	(708,731,591)
Institutional Class	(19,159,055,341)	(19,159,055,341)	(29,048,349,946)	(29,048,349,946)
Service Class	(3,578,163,931)	(3,578,163,931)	(9,624,205,462)	(9,624,205,462)
Sweep Class	(30,423,874)	(30,423,874)	(132,968,472)	(132,968,472)

		(27,693,072,049)		(47,166,027,933)

Net increase in net assets resulting from capital share transactions		984,302,319		557,873,686

Total increase in net assets		984,682,142		557,910,054

Net assets
Beginning of period		10,223,898,657		9,665,988,603

End of period		$11,208,580,799		$10,223,898,657

Overdistributed net investment income		$(381,312)		$(381,312)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Class A		2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.79%	3.99%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.65%	0.66%	0.65%
Net expenses	0.11%	0.06%	0.18%	0.17%	0.48%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.75%	3.95%
Supplemental data
Net assets, end of period (000’s omitted)	$1,602,760	$1,692,131	$1,906,066	$1,600,619	$2,482,147	$2,636,076

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Administrator Class		2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.36%	0.38%	0.39%
Net expenses	0.11%	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000’s omitted)	$184,256	$209,513	$135,001	$180,021	$132,423

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Institutional Class		2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.02%	1.08%	4.45%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.24%	0.26%	0.28%	0.26%
Net expenses	0.11%	0.06%	0.18%	0.15%	0.20%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.81%	4.19%
Supplemental data
Net assets, end of period (000’s omitted)	$7,286,579	$6,393,891	$5,307,359	$4,091,490	$5,092,437	$2,951,408

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,		Year Ended February 28,
Service Class		2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.01%	0.01%	0.01%	0.88%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.55%	0.56%	0.55%
Net expenses	0.11%	0.06%	0.19%	0.17%	0.41%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.93%	4.11%
Supplemental data
Net assets, end of period (000’s omitted)	$2,104,604	$1,885,503	$2,226,264	$702,363	$862,686	$1,187,468

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31,
Sweep Class		2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%
Net expenses	0.11%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$30,383	$42,861	$91,299

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements (Unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2012, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $2,195,826 with $2,176,255 expiring in 2013 and $19,571 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Fund. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.00% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements (Unaudited)

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was equal to or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was equal to or in range of its benchmark, the Lipper U.S. Treasury Money Market Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were higher than the Fund’s Expense Group’s median net operating expense ratios, except for the Institutional Class.

Funds Management advised the Board that the Expense Group medians reflected voluntary waivers, whereas the Fund’s expense ratios did not reflect voluntary waivers. The Board noted that when the Fund’s expense ratios were adjusted to reflect voluntary waivers, the Fund’s net operating expense ratios were lower than the median net operating expense ratios of the Expense Group. The Board viewed favorably Funds Management’s proposal to lower the net operating expense cap of the Fund’s Sweep Class by five basis points.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate, combined with the administration fee rates, with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was equal to or in range of the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Institutional Class. The Board viewed favorably Funds Management’s willingness to voluntarily waive certain fees and its proposal to lower the net operating expense cap for the Sweep Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to

26	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board noted the impact of voluntary fee waivers on Funds Management’s profitability. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and/or administration fee structure, which operate generally to reduce the expenses of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Treasury Plus Money Market Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

211395 09-12 SA314/SAR314 07-12

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	PORTFOLIO OF INVESTMENTS

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	1

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit : 16.30%
Banco Del Estado De Chile	0.27%	08/13/2012	$15,000,000	$15,000,000
Banco Del Estado De Chile	0.44	08/08/2012	16,000,000	16,000,000
Bank of Montreal	0.19	08/01/2012	15,000,000	15,000,000
Bank of Montreal	0.20	08/20/2012	21,000,000	20,999,945
Bank of Montreal	0.21	08/21/2012	31,000,000	31,000,000
Bank of Montreal	0.23	09/20/2012	10,000,000	10,000,000
Bank of Nova Scotia	0.21	09/12/2012	5,000,000	5,000,000
Bank of Nova Scotia ±	0.30	10/18/2012	10,000,000	10,000,000
Bank of Nova Scotia	0.72	08/09/2012	3,000,000	3,000,327
Bank of Tokyo-Mitsubishi LLC	0.18	08/06/2012	48,000,000	48,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/24/2012	22,000,000	22,000,000
Bank of Tokyo-Mitsubishi LLC	0.19	08/29/2012	18,000,000	18,000,000
Bank of Tokyo-Mitsubishi LLC	0.35	08/03/2012	12,000,000	12,000,100
Barclays Bank plc ±	0.92	03/15/2013	33,000,000	33,000,000
Canadian Imperial Bank ±	0.77	06/03/2013	3,000,000	3,007,787
Citibank NA	0.52	08/09/2012	30,000,000	30,000,000
Citibank NA	0.52	08/13/2012	20,000,000	20,000,000
DNB Nor Bank ASA	0.31	09/13/2012	24,000,000	24,000,000
National Australia Bank Limited ±	0.35	08/16/2012	25,000,000	25,001,757
National Australia Bank Limited	0.40	08/21/2012	25,000,000	25,002,773
National Bank of Kuwait	0.18	08/01/2012	37,000,000	37,000,000
Nordea Bank plc	0.87	09/13/2012	18,000,000	18,002,177
Norinchukin Bank	0.17	08/03/2012	46,000,000	46,000,000
Norinchukin Bank	0.20	08/24/2012	19,000,000	19,000,000
Oversea-Chinese Banking Corporation Limited	0.23	09/05/2012	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/04/2012	12,000,000	12,000,000
Oversea-Chinese Banking Corporation Limited	0.26	09/24/2012	16,000,000	16,000,000
Oversea-Chinese Banking Corporation Limited	0.27	09/28/2012	5,000,000	5,000,000
Royal Bank of Canada ±	0.50	07/26/2013	16,000,000	16,000,000
Royal Bank of Canada ±	0.74	12/17/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AG	0.50	10/15/2012	24,000,000	24,000,000
Skandinaviska Enskilda Banken AG	0.70	11/28/2012	37,000,000	37,000,000
Skandinaviska Enskilda Banken AG	0.75	10/12/2012	7,000,000	7,002,913
Standard Chartered Bank ±	0.68	03/04/2013	26,000,000	26,000,000
State Street Bank & Trust	0.17	08/14/2012	50,000,000	50,000,000
State Street Bank & Trust	0.19	08/17/2012	19,000,000	19,000,000
State Street Bank & Trust	0.25	09/17/2012	19,000,000	19,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/01/2012	34,000,000	34,000,000
Sumitomo Mitsui Banking Corporation	0.16	08/02/2012	46,000,000	46,000,000
Sumitomo Mitsui Banking Corporation	0.34	08/08/2012	20,000,000	20,000,505
Toronto-Dominion Bank	0.18	08/28/2012	13,000,000	13,000,000
Toronto-Dominion Bank	0.18	08/29/2012	23,000,000	23,000,000
Toronto-Dominion Bank ±	0.45	07/26/2013	8,000,000	8,000,000

Total Certificates of Deposit (Cost $904,018,284)				904,018,284

Commercial Paper : 43.76%

Asset-Backed Commercial Paper : 22.48%
CAFCO LLC 144A (z)	0.75	10/18/2012	25,000,000	24,959,375
Chariot Funding LLC 144A (z)	0.18	08/13/2012	18,000,000	17,998,920

2	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Chariot Funding LLC 144A (z)	0.21%	09/12/2012	$15,000,000	$14,996,325
Charta LLC 144A (z)	0.75	10/18/2012	25,000,000	24,959,375
Collateralized Commercial Paper Company LLC (z)	0.35	09/25/2012	25,000,000	24,986,632
Collateralized Commercial Paper Company LLC (z)	0.35	10/24/2012	53,000,000	52,956,717
Fairway Finance Corporation 144A (z)	0.18	08/10/2012	2,000,000	1,999,910
Fairway Finance Corporation 144A (z)	0.19	08/16/2012	2,000,000	1,999,842
Fairway Finance Corporation 144A (z)	0.20	09/05/2012	6,000,000	5,998,833
Fairway Finance Corporation 144A (z)	0.21	10/02/2012	6,000,000	5,997,830
Gotham Funding Corporation 144A (z)	0.21	08/09/2012	3,000,000	2,999,860
Gotham Funding Corporation 144A (z)	0.20	08/30/2012	9,000,000	8,998,478
Gotham Funding Corporation 144A (z)	0.21	08/13/2012	4,000,000	3,999,720
Gotham Funding Corporation 144A (z)	0.21	08/01/2012	7,000,000	7,000,000
Gotham Funding Corporation 144A (z)	0.21	08/08/2012	22,000,000	21,999,102
Gotham Funding Corporation 144A (z)	0.21	08/10/2012	15,000,000	14,999,213
Gotham Funding Corporation 144A (z)	0.21	08/17/2012	15,000,000	14,998,600
Gotham Funding Corporation 144A (z)	0.21	08/22/2012	7,000,000	6,999,143
Gotham Funding Corporation 144A (z)	0.21	08/23/2012	12,000,000	11,998,460
Gotham Funding Corporation 144A (z)	0.21	08/24/2012	4,000,000	3,999,463
Gotham Funding Corporation 144A (z)	0.21	08/29/2012	15,000,000	14,997,550
Jupiter Securitization Company LLC 144A (z)	0.18	08/13/2012	18,000,000	17,998,920
Jupiter Securitization Company LLC 144A (z)	0.21	08/27/2012	7,000,000	6,998,938
Jupiter Securitization Company LLC 144A (z)	0.21	09/12/2012	15,000,000	14,996,325
Legacy Capital Company 144A (z)	0.60	08/13/2012	11,000,000	10,997,800
Legacy Capital Company 144A (z)	0.60	08/14/2012	11,000,000	10,997,617
Lexington Parker Capital Company LLC (z)	0.60	08/13/2012	11,000,000	10,997,800
Lexington Parker Capital Company LLC 144A (z)	0.60	08/14/2012	11,000,000	10,997,617
Liberty Funding LLC 144A (z)	0.19	08/01/2012	5,000,000	5,000,000
Liberty Funding LLC 144A (z)	0.19	08/15/2012	14,000,000	13,998,966
Liberty Funding LLC 144A (z)	0.19	08/16/2012	22,000,000	21,998,258
Liberty Funding LLC 144A (z)	0.19	08/17/2012	30,000,000	29,997,467
Liberty Funding LLC 144A (z)	0.19	08/28/2012	25,000,000	24,996,438
Liberty Funding LLC 144A (z)	0.21	08/13/2012	8,000,000	7,999,440
Liberty Funding LLC 144A (z)	0.23	10/26/2012	6,000,000	5,996,703
Market Street Funding Corporation 144A (z)	0.23	08/27/2012	3,000,000	2,999,502
Market Street Funding Corporation 144A (z)	0.26	10/03/2012	5,000,000	4,997,725
Market Street Funding Corporation 144A (z)	0.26	10/16/2012	7,000,000	6,996,158
Market Street Funding Corporation 144A (z)	0.26	10/17/2012	10,000,000	9,994,439
Market Street Funding Corporation 144A (z)	0.26	10/18/2012	4,000,000	3,997,747
MetLife Short Term Funding LLC 144A (z)	0.20	08/01/2012	10,000,000	10,000,000
MetLife Short Term Funding LLC 144A (z)	0.21	09/12/2012	4,000,000	3,999,020
MetLife Short Term Funding LLC 144A (z)	0.21	08/06/2012	15,000,000	14,999,563
MetLife Short Term Funding LLC 144A (z)	0.21	08/07/2012	12,000,000	11,999,580
MetLife Short Term Funding LLC 144A (z)	0.21	08/02/2012	15,000,000	14,999,913
MetLife Short Term Funding LLC 144A (z)	0.22	10/04/2012	4,000,000	3,998,436
MetLife Short Term Funding LLC 144A (z)	0.22	08/15/2012	10,000,000	9,999,144
MetLife Short Term Funding LLC 144A (z)	0.23	10/02/2012	4,000,000	3,998,416
MetLife Short Term Funding LLC 144A (z)	0.24	10/24/2012	13,000,000	12,992,720
MetLife Short Term Funding LLC 144A (z)	0.25	10/09/2012	4,000,000	3,998,083
MetLife Short Term Funding LLC 144A (z)	0.25	09/05/2012	2,000,000	1,999,514
MetLife Short Term Funding LLC 144A (z)	0.25	09/06/2012	10,000,000	9,997,500

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	3

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding LLC 144A (z)	0.25%	10/15/2012	$4,000,000	$3,997,917
Old Line Funding LLC 144A (z)	0.18	08/13/2012	9,000,000	8,999,460
Old Line Funding LLC 144A (z)	0.18	08/15/2012	12,000,000	11,999,160
Old Line Funding LLC 144A (z)	0.18	08/20/2012	10,000,000	9,999,050
Old Line Funding LLC 144A (z)	0.19	08/27/2012	15,000,000	14,997,942
Regency Markets No.1 LLC 144A (z)	0.23	08/28/2012	8,000,000	7,998,620
Salisbury Receivables Company 144A (z)	0.22	08/28/2012	8,000,000	7,998,680
Salisbury Receivables Company 144A (z)	0.22	08/30/2012	11,000,000	10,998,051
Salisbury Receivables Company 144A (z)	0.23	08/14/2012	7,000,000	6,999,419
Salisbury Receivables Company 144A (z)	0.23	08/17/2012	4,000,000	3,999,591
Salisbury Receivables Company 144A (z)	0.23	08/22/2012	6,000,000	5,999,195
Salisbury Receivables Company 144A (z)	0.24	09/10/2012	4,000,000	3,998,933
Salisbury Receivables Company 144A (z)	0.27	09/13/2012	9,000,000	8,997,026
Salisbury Receivables Company 144A (z)	0.27	09/25/2012	6,000,000	5,997,525
Salisbury Receivables Company 144A (z)	0.27	09/26/2012	7,000,000	6,997,060
Salisbury Receivables Company 144A (z)	0.27	09/27/2012	5,000,000	4,997,863
Salisbury Receivables Company 144A (z)	0.28	09/06/2012	4,000,000	3,998,880
Salisbury Receivables Company 144A (z)	0.32	08/29/2012	4,000,000	3,999,004
Salisbury Receivables Company 144A (z)	0.34	10/04/2012	4,000,000	3,997,582
Sheffield Receivables Corporation 144A (z)	0.22	08/29/2012	10,000,000	9,998,289
Solitaire Funding LLC 144A (z)	0.23	08/28/2012	27,000,000	26,995,343
Solitaire Funding LLC 144A (z)	0.30	08/01/2012	5,000,000	5,000,000
Solitaire Funding LLC 144A (z)	0.30	08/06/2012	8,000,000	7,999,667
Solitaire Funding LLC 144A (z)	0.30	08/08/2012	10,000,000	9,999,417
Solitaire Funding LLC 144A (z)	0.30	08/15/2012	16,000,000	15,998,133
Straight-A Funding LLC 144A (z)	0.18	08/16/2012	5,000,000	4,999,625
Straight-A Funding LLC 144A (z)	0.18	08/17/2012	7,000,000	6,999,440
Straight-A Funding LLC 144A (z)	0.18	10/03/2012	33,000,000	32,989,605
Straight-A Funding LLC 144A (z)	0.18	10/15/2012	33,000,000	32,987,625
Straight-A Funding LLC 144A (z)	0.18	10/17/2012	20,000,000	19,992,300
Straight-A Funding LLC 144A (z)	0.18	10/18/2012	33,000,000	32,987,130
Straight-A Funding LLC 144A (z)	0.18	10/25/2012	10,000,000	9,995,750
Surrey Funding Corporation 144A (z)	0.22	08/28/2012	8,000,000	7,998,680
Surrey Funding Corporation 144A (z)	0.22	08/17/2012	6,000,000	5,999,413
Surrey Funding Corporation 144A (z)	0.28	09/17/2012	3,000,000	2,998,903
Surrey Funding Corporation 144A (z)	0.28	09/18/2012	5,000,000	4,998,133
Sydney Capital Corporation 144A (z)	0.30	08/13/2012	12,000,000	11,998,800
Sydney Capital Corporation 144A (z)	0.30	09/21/2012	8,000,000	7,996,600
Sydney Capital Corporation 144A (z)	0.30	09/13/2012	9,000,000	8,996,775
Sydney Capital Corporation 144A (z)	0.30	09/14/2012	15,000,000	14,994,500
Sydney Capital Corporation 144A (z)	0.30	10/03/2012	8,000,000	7,995,800
Thunder Bay Funding LLC 144A (z)	0.18	08/08/2012	18,000,000	17,999,370
Thunder Bay Funding LLC 144A (z)	0.18	08/14/2012	9,000,000	8,999,415
Thunder Bay Funding LLC 144A (z)	0.18	08/15/2012	16,000,000	15,998,880
Thunder Bay Funding LLC 144A (z)	0.19	09/04/2012	5,000,000	4,999,103
Thunder Bay Funding LLC 144A (z)	0.19	08/27/2012	15,000,000	14,997,942
Thunder Bay Funding LLC 144A (z)	0.20	08/20/2012	23,000,000	22,997,731
Victory Receivables 144A (z)	0.21	08/02/2012	18,000,000	17,999,895
Victory Receivables 144A (z)	0.21	08/03/2012	3,000,000	2,999,965
Victory Receivables 144A (z)	0.21	08/08/2012	10,000,000	9,999,592

4	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A (z)	0.21%	08/09/2012	$11,000,000	$10,999,487
Victory Receivables 144A (z)	0.21	08/14/2012	8,000,000	7,999,393
Victory Receivables 144A (z)	0.21	08/23/2012	16,000,000	15,997,947
Victory Receivables 144A (z)	0.21	08/15/2012	16,000,000	15,998,693
Victory Receivables 144A (z)	0.21	08/16/2012	5,000,000	4,999,563
Victory Receivables 144A (z)	0.21	08/17/2012	19,000,000	18,998,227
Victory Receivables 144A (z)	0.21	08/24/2012	5,000,000	4,999,329
White Point Funding Incorporated 144A (z)	0.52	10/22/2012	2,000,000	1,997,631
White Point Funding Incorporated 144A (z)	0.57	08/20/2012	4,000,000	3,998,797

				1,246,654,943

Financial Company Commercial Paper : 17.16%
ANZ National Limited 144A (z)	0.28	09/20/2012	19,000,000	18,992,611
ANZ National Limited 144A (z)	0.22	08/02/2012	10,000,000	9,999,939
ANZ National Limited 144A (z)	0.22	08/10/2012	12,000,000	11,999,340
ANZ National Limited 144A (z)	0.29	09/25/2012	18,000,000	17,992,025
ANZ National Limited 144A (z)	0.29	10/02/2012	18,000,000	17,991,010
ASB Finance Limited 144A ±	0.54	02/25/2013	22,000,000	22,000,000
ASB Finance Limited 144A ±	0.64	04/08/2013	8,000,000	8,000,000
Axis Bank Limited (z)	0.60	08/13/2012	30,000,000	29,994,000
Banco De Chile 144A (z)	0.66	09/25/2012	5,000,000	4,994,958
Banco De Chile 144A (z)	0.67	08/06/2012	2,000,000	1,999,814
Banco De Chile 144A (z)	0.67	08/28/2012	7,000,000	6,996,483
Banco De Chile 144A (z)	0.67	08/23/2012	4,000,000	3,998,362
Banco De Chile 144A (z)	0.67	08/08/2012	6,000,000	5,999,218
Banco De Chile 144A (z)	0.70	09/06/2012	2,000,000	1,998,600
Barclays Bank plc 144A (z)	0.24	08/20/2012	24,000,000	23,996,960
BNZ International Funding Limited 144A (z)	0.24	08/03/2012	8,000,000	7,999,896
BNZ International Funding Limited 144A (z)	0.28	09/12/2012	5,000,000	4,998,367
BNZ International Funding Limited 144A (z)	0.28	09/14/2012	5,000,000	4,998,289
BNZ International Funding Limited 144A	0.53	02/28/2013	4,000,000	4,000,027
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/07/2012	14,000,000	13,999,580
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/16/2012	13,000,000	12,999,025
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	08/17/2012	15,000,000	14,998,800
Caisse Centrale Desjardins du Quebec 144A (z)	0.19	08/20/2012	10,000,000	9,998,997
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/08/2012	23,000,000	22,999,106
Caisse Centrale Desjardins du Quebec 144A (z)	0.20	08/09/2012	11,000,000	10,999,511
Caisse Centrale Desjardins du Quebec 144A (z)	0.21	08/03/2012	6,000,000	5,999,930
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	10/16/2012	4,000,000	3,998,142
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	09/04/2012	7,000,000	6,998,347
Commonwealth Bank of Australia 144A (z)	0.19	10/03/2012	15,000,000	14,995,013
Commonwealth Bank of Australia 144A (z)	0.19	08/01/2012	30,000,000	30,000,000
DBS Bank Limited 144A (z)	0.22	09/04/2012	6,000,000	5,998,753
DBS Bank Limited 144A (z)	0.23	08/02/2012	12,000,000	11,999,923
DBS Bank Limited 144A (z)	0.25	08/20/2012	22,000,000	21,997,097
DBS Bank Limited 144A (z)	0.25	08/30/2012	5,000,000	4,998,993
DBS Bank Limited 144A (z)	0.26	09/07/2012	5,000,000	4,998,664
DBS Bank Limited 144A (z)	0.26	09/13/2012	8,000,000	7,997,516
DBS Bank Limited 144A (z)	0.26	10/05/2012	13,000,000	12,993,897

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
DBS Bank Limited 144A (z)	0.26%	10/25/2012	$25,000,000	$24,984,653
DBS Bank Limited 144A (z)	0.26	10/29/2012	15,000,000	14,990,358
DNB Nor Bank ASA 144A (z)	0.31	09/11/2012	24,000,000	23,991,527
ICICI Bank Limited (z)	0.64	09/10/2012	9,000,000	8,993,600
JPMorgan Chase & Company (z)	0.28	10/30/2012	7,000,000	6,995,100
National Australia Funding Corporation 144A (z)	0.18	08/07/2012	36,000,000	35,998,905
Nationwide Building Society 144A (z)	0.55	10/01/2012	5,000,000	4,995,340
Nationwide Building Society 144A (z)	0.58	10/12/2012	5,000,000	4,994,200
Nordea North America (z)	0.30	09/07/2012	25,000,000	24,992,292
Oversea-Chinese Banking Corporation Limited (z)	0.23	09/18/2012	10,000,000	9,996,933
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/17/2012	19,000,000	18,997,888
Oversea-Chinese Banking Corporation Limited (z)	0.25	08/22/2012	8,000,000	7,998,833
Oversea-Chinese Banking Corporation Limited (z)	0.26	09/06/2012	2,000,000	1,999,480
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	2,000,000	1,999,928
Oversea-Chinese Banking Corporation Limited (z)	0.27	09/26/2012	9,000,000	8,996,282
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/29/2012	4,000,000	3,999,160
Oversea-Chinese Banking Corporation Limited (z)	0.27	08/30/2012	4,000,000	3,999,130
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/09/2012	5,000,000	4,997,413
Oversea-Chinese Banking Corporation Limited (z)	0.27	10/11/2012	10,000,000	9,994,675
Oversea-Chinese Banking Corporation Limited (z)	0.30	09/10/2012	3,000,000	2,999,000
Principal Life Insurance 144A (z)	0.20	08/03/2012	2,000,000	1,999,978
Principal Life Insurance 144A (z)	0.20	08/06/2012	5,000,000	4,999,861
Principal Life Insurance 144A (z)	0.20	08/17/2012	2,000,000	1,999,822
Suncorp Group Limited 144A (z)	0.45	09/13/2012	14,000,000	13,992,475
Suncorp Group Limited 144A (z)	0.45	09/10/2012	4,000,000	3,998,000
Suncorp Group Limited 144A (z)	0.45	09/12/2012	4,000,000	3,997,900
Suncorp Group Limited 144A (z)	0.45	09/17/2012	10,000,000	9,994,125
Suncorp Group Limited 144A (z)	0.46	08/20/2012	5,000,000	4,998,786
Suncorp Group Limited 144A (z)	0.46	08/09/2012	5,000,000	4,999,489
Suncorp Group Limited 144A (z)	0.47	08/02/2012	10,000,000	9,999,869
Swedbank (z)	0.30	08/08/2012	12,000,000	11,999,300
Swedbank (z)	0.30	08/09/2012	20,000,000	19,998,667
Swedbank (z)	0.30	08/10/2012	20,000,000	19,998,500
Swedbank (z)	0.33	09/18/2012	2,000,000	1,999,120
Swedbank (z)	0.42	08/29/2012	15,000,000	14,995,100
Swedbank (z)	0.42	09/10/2012	19,000,000	18,991,133
Swedbank (z)	0.42	09/11/2012	20,000,000	19,990,433
Toyota Credit Canada Incorporated (z)	0.20	09/25/2012	4,000,000	3,998,778
Toyota Credit Canada Incorporated (z)	0.20	09/26/2012	2,000,000	1,999,378
UOB Funding LLC (z)	0.21	08/27/2012	8,000,000	7,998,787
UOB Funding LLC (z)	0.25	09/13/2012	10,000,000	9,997,014
Westpac Banking Corporation 144A (z)	0.26	09/17/2012	10,000,000	9,996,606
Westpac Securities NZ Limited 144A (z)	0.30	09/17/2012	17,000,000	16,993,342
Westpac Securities NZ Limited 144A (z)	0.30	09/21/2012	17,000,000	16,992,775
Westpac Securities NZ Limited 144A ±	0.54	02/22/2013	23,000,000	23,000,000
Westpac Securities NZ Limited 144A ±	0.54	02/25/2013	14,000,000	14,000,000
Westpac Securities NZ Limited 144A	0.61	07/22/2013	11,000,000	11,000,000
Westpac Securities NZ Limited 144A	0.64	04/08/2013	7,000,000	7,000,000
Westpac Securities NZ Limited 144A ±	0.66	04/15/2013	5,000,000	5,001,776

				951,766,904

6	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Commercial Paper : 4.12%
ACTS Retirement Life Communities Incorporated (z)	0.55%	08/09/2012	$2,000,000	$1,999,756
ACTS Retirement Life Communities Incorporated (z)	0.55	08/09/2012	2,500,000	2,499,694
CNPC Finance 144A (z)	0.38	09/17/2012	18,000,000	17,991,070
CNPC Finance 144A (z)	0.39	09/24/2012	8,000,000	7,995,320
CNPC Finance 144A (z)	0.42	08/21/2012	8,000,000	7,998,133
CNPC Finance 144A (z)	0.42	08/22/2012	8,000,000	7,998,040
CNPC Finance 144A (z)	0.42	08/27/2012	9,000,000	8,997,270
CNPC Finance 144A (z)	0.42	09/05/2012	5,000,000	4,997,958
CNPC Finance 144A (z)	0.42	08/02/2012	5,000,000	4,999,942
Coca-Cola Company 144A (z)	0.16	08/06/2012	14,000,000	13,999,689
Coca-Cola Company 144A (z)	0.16	08/07/2012	15,000,000	14,999,600
Coca-Cola Company 144A (z)	0.22	10/22/2012	11,000,000	10,994,488
General Electric Company (z)	0.15	08/21/2012	25,000,000	24,997,917
General Electric Company (z)	0.15	08/22/2012	25,000,000	24,997,813
Louis Dreyfus Commodities LLC (z)	0.42	08/01/2012	14,000,000	14,000,000
Louis Dreyfus Commodities LLC (z)	0.55	08/03/2012	3,000,000	2,999,908
Louis Dreyfus Commodities LLC (z)	0.55	08/06/2012	10,000,000	9,999,236
Toyota Motor Credit Corporation (z)	0.19	08/21/2012	19,000,000	18,997,994
Toyota Motor Credit Corporation (z)	0.20	08/24/2012	4,000,000	3,999,489
Toyota Motor Credit Corporation (z)	0.20	08/28/2012	14,000,000	13,997,900
Toyota Motor Credit Corporation (z)	0.20	08/29/2012	9,000,000	8,998,600

				228,459,817

Total Commercial Paper (Cost $2,426,881,664)				2,426,881,664

Government Agency Debt : 1.61%
FHLB ±	0.30	02/05/2013	10,000,000	9,997,922
FHLB ±	0.31	03/07/2013	16,000,000	15,997,097
FHLB ±	0.31	05/09/2013	3,000,000	2,999,296
FHLB ±	0.32	03/28/2013	16,000,000	15,997,808
FHLB ±	0.33	05/02/2013	7,000,000	6,998,930
FHLB ±	0.34	04/01/2013	15,000,000	15,000,000
FHLB ±	0.34	05/17/2013	16,000,000	16,000,000
FHLB ±	0.36	05/17/2013	6,000,000	6,000,000

Total Government Agency Debt (Cost $88,991,053)				88,991,053

Municipal Obligations : 23.24%

Alabama : 0.63%

Other Municipal Debt : 0.36%
Montgomery County AL (Tax Revenue)	0.18	08/01/2012	10,000,000	10,000,000
Montgomery County AL (Tax Revenue)	0.18	08/02/2012	10,000,000	10,000,000

				20,000,000

Variable Rate Demand Notes §: 0.27%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11/15/2046	10,000,000	10,000,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.15	12/01/2043	5,000,000	5,000,000

				15,000,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

California : 2.21%

Other Municipal Debt : 0.57%
California Series 11B5 (Tax Revenue)	0.18%	08/17/2012	$10,500,000	$10,500,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	09/17/2012	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 14 (Utilities Revenue)	0.20	09/10/2012	4,000,000	4,000,000
San Francisco CA City & County Public Utilities Commission Series IAM 758 (Utilities Revenue)	0.19	08/02/2012	6,000,000	6,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	09/12/2012	2,000,000	2,000,000

				31,500,000

Variable Rate Demand Notes §: 1.64%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.23	07/01/2047	9,000,000	9,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)	0.16	07/01/2020	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.21	12/01/2036	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.16	08/01/2031	4,145,000	4,145,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	10/01/2019	500,000	500,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.18	08/12/2012	7,000,000	7,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	6,230,000	6,230,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.20	02/01/2035	7,000,000	7,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	12/01/2022	4,000,000	4,000,000
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	11/15/2013	9,945,000	9,945,000
San Bernardino County CA COP Series B (Miscellaneous Revenue)	0.30	03/01/2017	4,500,000	4,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	01/15/2035	3,500,000	3,500,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/07/2012	3,000,000	3,000,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3966 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	08/12/2012	3,000,000	3,000,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.34	08/01/2032	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.21	12/01/2033	1,965,000	1,965,000
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	06/15/2034	5,000,000	5,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19%	09/15/2032	$1,800,000	$1,800,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/01/2045	2,000,000	2,000,000

				91,085,000

Colorado : 1.10%

Variable Rate Demand Notes §: 1.10%
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.16	05/01/2038	6,000,000	6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	05/01/2050	15,425,000	15,425,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	4,000,000	4,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.26	11/15/2025	8,050,000	8,049,999
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	7,000,000	7,000,000
Moffat County CO Tri State General Association Project (IDR, Bank of America NA LOC)	0.23	03/01/2036	10,350,000	10,350,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.18	11/15/2025	10,000,000	10,000,000

				60,824,999

Connecticut : 0.27%

Variable Rate Demand Notes §: 0.27%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.15	05/15/2034	10,000,000	10,000,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.32	02/01/2026	5,000,000	5,000,000

				15,000,000

Delaware : 0.25%

Variable Rate Demand Notes §: 0.25%
Puttable Floating Option Taxable Notes Series TN (Tax Revenue) 144A	0.90	11/15/2012	11,730,000	11,730,000
Puttable Floating Option Taxable Notes Series TN (Tax Revenue) 144A	0.90	09/01/2034	2,000,000	2,000,000

				13,730,000

District of Columbia : 0.48%

Other Municipal Debt : 0.09%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.20	09/17/2012	3,000,000	3,000,000
Metropolitan Washington DC Airports Authority Series 1-C (Airport Revenue)	0.21	08/14/2012	2,000,000	2,000,000

				5,000,000

Variable Rate Demand Notes §: 0.39%
District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.22	09/15/2029	5,000,000	5,000,000
District of Columbia PUTTER Series 4026 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	09/28/2012	7,695,000	7,695,000
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	04/01/2038	9,000,000	9,000,000

				21,695,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida : 0.36%

Variable Rate Demand Notes §: 0.36%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.15%	03/01/2038	$1,910,000	$1,910,000
JPMorgan Chase PUTTER Trust Series 4128 (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.22	03/01/2021	5,995,000	5,995,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue) 144A	0.20	01/01/2020	2,000,000	2,000,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.24	06/01/2032	5,920,000	5,920,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2013	1,990,000	1,990,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.14	08/01/2032	1,990,000	1,990,000

				19,805,000

Georgia : 0.48%

Variable Rate Demand Notes §: 0.48%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.50	10/01/2039	5,265,000	5,265,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.15	08/01/2040	6,990,000	6,990,000
Richmond County GA Development Authority (Education Revenue)	0.17	07/01/2037	14,625,000	14,625,000

				26,880,000

Illinois : 0.68%

Variable Rate Demand Notes §: 0.68%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.19	01/01/2025	935,000	935,000
Chicago IL Series B-1 (GO, JPMorgan Chase & Company LOC)	0.17	01/01/2034	7,815,000	7,815,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.14	05/01/2014	3,995,000	3,995,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	1,000,000	1,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.17	07/01/2041	3,000,000	3,000,000
Illinois Educational Facilities Authority Field Museum National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.27	11/01/2032	5,000,000	5,000,000
Quincy IL Blessing Hospital (Health Revenue, JPMorgan Chase & Company LOC)	0.19	11/15/2029	10,690,000	10,690,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured, JPMorgan Chase Bank LOC)	0.16	03/01/2014	4,990,000	4,990,000

				37,425,000

Indiana : 0.23%

Variable Rate Demand Notes §: 0.23%
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.12	12/01/2034	4,000,000	4,000,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.15	11/01/2039	4,000,000	4,000,000
Indiana Housing & CDA Series B-3 (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	07/01/2036	5,000,000	5,000,000

				13,000,000

10	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Iowa : 0.25%

Variable Rate Demand Note §: 0.25%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.28%	06/01/2039	$13,940,000	$13,940,000

Kentucky : 0.16%

Variable Rate Demand Notes §: 0.16%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.18	01/01/2033	3,000,000	3,000,000
Louisville & Jefferson Counties KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.18	12/12/2012	6,000,000	6,000,000

				9,000,000

Louisiana : 0.32%

Variable Rate Demand Notes §: 0.32%
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	07/01/2036	6,900,000	6,900,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16	11/01/2040	7,000,000	7,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	4,000,000	4,000,000

				17,900,000

Maryland : 0.29%

Variable Rate Demand Notes §: 0.29%
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.19	09/01/2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.28	01/01/2029	9,070,000	9,070,000
Baltimore MD PFOTER (Tax Revenue)	0.34	10/15/2022	3,000,000	3,000,000

				16,070,000

Massachusetts : 0.26%

Variable Rate Demand Notes §: 0.26%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase Bank SPA)	0.15	01/01/2029	2,000,000	2,000,000
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18	10/01/2031	2,330,000	2,330,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.16	08/01/2037	2,305,000	2,305,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.13	09/01/2013	8,000,000	8,000,000

				14,635,000

Michigan : 0.35%

Variable Rate Demand Notes §: 0.35%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.17	04/01/2040	4,000,000	4,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.20	10/01/2037	7,485,000	7,485,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Michigan State University Revenues Series A (Education Revenue)	0.15%	02/15/2033	$4,000,000	$4,000,000
University of Michigan Series B (Education Revenue, Northern Trust Company SPA)	0.14	04/01/2042	2,000,000	2,000,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.25	05/01/2020	2,000,000	2,000,000

				19,485,000

Minnesota : 0.16%

Variable Rate Demand Notes §: 0.16%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2038	4,100,000	4,100,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.47	10/01/2037	3,000,000	3,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.38	05/01/2042	2,000,000	2,000,000

				9,100,000

Mississippi : 0.57%

Variable Rate Demand Notes §: 0.57%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.16	12/01/2030	3,000,000	3,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.16	11/01/2035	3,000,000	3,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.24	11/01/2028	25,440,000	25,439,049

				31,439,049

Missouri : 0.20%

Variable Rate Demand Notes §: 0.20%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.16	04/15/2034	6,000,000	6,000,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, JPMorgan Chase Bank SPA)	0.17	12/01/2037	2,000,000	2,000,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.13	01/01/2032	2,995,000	2,995,000

				10,995,000

Nebraska : 0.18%

Variable Rate Demand Note §: 0.18%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15	08/01/2039	9,910,000	9,910,000

Nevada : 0.47%

Variable Rate Demand Notes §: 0.47%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	03/01/2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.25	10/01/2035	7,835,000	7,835,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.15	05/01/2037	12,000,000	12,000,000

				25,835,000

12	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire : 0.07%

Variable Rate Demand Note §: 0.07%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.15%	06/01/2038	$3,835,000	$3,835,000

New Jersey : 0.91%

Variable Rate Demand Notes §: 0.91%
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2032	6,000,000	6,000,000
New Jersey EDA Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.19	06/01/2026	5,000,000	5,000,000
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA)	0.15	10/01/2039	3,000,000	3,000,000
New Jersey TRAN Series A (Miscellaneous Revenue)	0.50	06/27/2013	18,000,000	18,003,375
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.15	12/15/2023	5,000,000	5,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.17	04/15/2014	13,200,000	13,200,000

				50,203,375

New Mexico : 0.11%

Variable Rate Demand Notes §: 0.11%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15	11/01/2039	3,990,000	3,990,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue)	0.30	04/01/2037	2,000,000	2,000,000

				5,990,000

New York : 3.11%

Variable Rate Demand Notes §: 3.11%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.19	01/01/2040	2,490,000	2,490,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	04/01/2014	4,000,000	4,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC)	0.14	11/01/2022	3,000,000	3,000,000
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30	11/15/2025	4,830,000	4,830,000
Monroe County NY PFOTER Series PT-4564 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.35	02/01/2046	12,050,000	12,050,000
Nassau County NY Health Care Corporation Series 2009 Subseries B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.14	08/01/2029	3,760,000	3,760,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.15	11/15/2021	11,100,000	11,100,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue, JPMorgan Chase & Company SPA)	0.16	11/15/2014	5,000,000	5,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.32	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.26	01/01/2016	1,600,000	1,600,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.13	08/01/2027	2,000,000	2,000,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.18	04/01/2036	8,770,000	8,770,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.25%	05/01/2028	$7,000,000	$7,000,000
New York Dormitory Authority Revenue Series A (Education Revenue, JPMorgan Chase & Company SPA)	0.15	07/01/2039	4,000,000	4,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.17	11/01/2038	5,000,000	5,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	05/01/2029	2,000,000	2,000,000
New York HFA Remeeder Housing Project Series A (Housing Revenue, Citibank NA LOC)	0.25	05/01/2039	4,930,000	4,930,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	11/01/2033	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.17	11/01/2033	10,400,000	10,400,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2038	5,000,000	5,000,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	05/15/2041	5,000,000	5,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.35	10/01/2031	2,765,000	2,765,000
New York PFOTER Series TN-012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	06/15/2053	7,710,000	7,710,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.16	05/15/2041	9,000,000	9,000,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase Bank SPA)	0.14	03/15/2033	15,000,000	15,000,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	10/01/2046	7,825,000	7,825,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.75	01/29/2046	17,425,000	17,425,000

				172,655,000

North Carolina : 0.20%

Variable Rate Demand Notes §: 0.20%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.15	12/01/2036	4,890,000	4,890,000
Piedmont Triad NC Airport Authority Series 2008 A (Airport Revenue, Branch Banking & Trust LOC)	0.14	07/01/2032	3,000,000	3,000,000
Roanoke Rapids NC Music & Entertainment District Project Series 2007 (Tax Revenue, Bank of America NA LOC)	0.38	07/01/2027	3,000,000	3,000,000

				10,890,000

Ohio : 0.20%

Variable Rate Demand Notes §: 0.20%
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.16	10/01/2041	2,000,000	2,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	09/01/2039	7,079,000	7,079,000

14	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.15%	11/01/2029	$1,000,000	$1,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.15	07/01/2023	925,000	925,000

				11,004,000

Oklahoma : 0.07%

Variable Rate Demand Note §: 0.07%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase Bank SPA)	0.17	01/01/2028	4,000,000	4,000,000

Oregon : 0.09%

Variable Rate Demand Note §: 0.09%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.50	05/01/2035	5,000,000	5,000,000

Pennsylvania : 1.73%

Variable Rate Demand Notes §: 1.73%
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.15	11/01/2012	1,995,000	1,995,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.15	07/01/2037	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.23	08/01/2030	2,000,000	2,000,000
Montgomery County PA Lower Merion School District GO Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.14	04/01/2027	6,075,000	6,075,000
Pennsylvania HFA Series 88-C (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.17	04/01/2037	6,595,000	6,595,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.17	04/01/2027	10,000,000	10,000,000
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	04/01/2026	5,970,000	5,970,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/01/2038	19,745,000	19,745,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.15	08/01/2031	1,000,000	1,000,000
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.15	06/15/2025	9,600,000	9,600,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.47	11/01/2039	5,000,000	5,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.75	06/01/2047	13,715,000	13,715,000

				95,695,000

Puerto Rico : 0.14%

Variable Rate Demand Note §: 0.14%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.17	08/01/2057	8,000,000	8,000,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Rhode Island : 0.05%

Variable Rate Demand Note §: 0.05%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, RBS Citizens Bank LOC)	0.14%	09/01/2034	$3,000,000	$3,000,000

South Carolina : 0.32%

Other Municipal Debt : 0.32%
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/15/2012	5,000,000	5,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/21/2012	1,000,000	1,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/22/2012	2,000,000	2,000,000
South Carolina Public Service Authority Series AA (Utilities Revenue)	0.19	08/27/2012	2,000,000	2,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/20/2012	2,000,000	2,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.18	08/23/2012	3,000,000	3,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-3 (Utilities Revenue)	0.45	09/04/2012	2,000,000	2,000,000

				18,000,000

South Dakota : 0.04%

Variable Rate Demand Note §: 0.04%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.16	05/01/2037	2,000,000	2,000,000

Tennessee : 0.69%

Variable Rate Demand Notes §: 0.69%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR)	0.26	01/01/2028	4,000,000	4,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.26	11/01/2035	6,625,000	6,625,000
JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase Bank LOC) 144A	0.18	10/01/2013	3,000,000	3,000,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.26	02/01/2036	3,250,000	3,250,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.26	07/01/2034	18,470,000	18,470,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.16	01/01/2034	1,000,000	1,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.18	12/01/2041	2,000,000	2,000,000

				38,345,000

Texas : 4.33%

Variable Rate Demand Notes §: 4.33%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.17	11/15/2017	3,000,000	3,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.17	12/01/2032	9,830,000	9,830,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.20	05/01/2033	4,410,000	4,410,000

16	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.18%	09/01/2041	$4,000,000	$4,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC)	0.16	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.18	11/15/2047	9,925,000	9,925,000
Houston TX Utilities Systems Authority Series 2010 B (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	05/15/2034	15,000,000	15,000,000
Mission TX Economic Development Solid Waste Disposal (Miscellaneous Revenue, Bank of America NA LOC)	0.24	04/01/2022	2,000,000	2,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.17	01/01/2049	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA)	0.57	02/01/2035	13,000,000	13,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.15	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	3,000,000	3,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (Resource Recovery Revenue)	0.16	04/01/2040	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (Resource Recovery Revenue)	0.16	11/01/2040	8,000,000	8,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144A	0.15	06/01/2032	8,000,000	8,000,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.35	07/01/2048	7,000,000	7,000,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.35	02/01/2049	3,970,000	3,970,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	15,000,000	15,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45	12/15/2026	5,000,000	5,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	06/01/2045	4,480,000	4,480,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	26,000,000	26,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	12,000,000	12,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	12,870,000	12,870,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	15,885,000	15,885,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	15,000,000	15,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	08/30/2012	19,000,000	19,000,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.25	07/01/2020	3,500,000	3,500,000

				239,870,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Utah : 0.05%

Variable Rate Demand Note §: 0.05%
Utah Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.17%	11/01/2045	$2,768,000	$2,768,000

Vermont : 0.07%

Variable Rate Demand Note §: 0.07%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.14	09/01/2038	4,000,000	4,000,000

Virginia : 0.05%

Variable Rate Demand Note §: 0.05%
Virginia State College Building Authority (Education Revenue)	0.15	08/01/2034	3,000,000	3,000,000

Washington : 0.41%

Other Municipal Debt : 0.05%
Port of Seattle (Port Authority Revenue)	0.55	08/16/2012	3,000,000	3,000,000

Variable Rate Demand Notes §: 0.36%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.18	02/28/2013	3,000,000	3,000,000
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) 144A	0.13	03/01/2035	4,290,000	4,290,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA LIQ)	0.28	01/01/2038	6,000,000	6,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.38	06/01/2037	2,000,000	2,000,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	05/15/2035	4,650,000	4,650,000

				19,940,000

West Virginia : 0.24%

Variable Rate Demand Notes §: 0.24%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project Series 1995 (IDR, U.S. Bank NA LOC)	0.18	05/01/2018	11,100,000	11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.18	04/01/2027	2,000,000	2,000,000

				13,100,000

Wisconsin : 0.46%

Variable Rate Demand Notes §: 0.46%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.15	05/01/2024	8,000,000	8,000,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.19	09/01/2035	1,405,000	1,405,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC)	0.38	01/01/2042	13,780,000	13,780,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase & Company LIQ)	0.19	07/01/2013	2,215,000	2,215,000

				25,400,000

Total Municipal Obligations (Cost $1,288,949,423)				1,288,949,423

18	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Instruments : 0.68%
American Honda Finance Corporation 144A ±	0.69%	08/28/2012	$6,000,000	$6,002,007
City of Austin TX Municipal Commercial Paper (z)	0.19	08/09/2012	3,000,000	2,999,873
District of Columbia Multimodal Revenue Variable Rate Demand Note	0.18	08/16/2012	2,000,000	2,000,000
GBG LLC Custody Receipts 144A ±	0.17	09/04/2012	9,719,000	9,719,000
Oakland-Alameda County Series A-2 Other Commercial Paper	0.23	09/05/2012	5,000,000	5,000,000
Puttable Floating Option Taxable Receipt Bonds 144A ±§	0.90	05/15/2051	8,105,000	8,105,000
University of Chicago Series A Municipal Commercial Paper (z)	0.18	08/15/2012	4,000,000	3,999,720

Total Other Instruments (Cost $37,825,600)				37,825,600

Other Notes : 1.55%

Corporate Bonds and Notes : 1.55%
ACTS Retirement Life Communities Incorporated ±§	0.26	11/15/2029	2,781,000	2,781,000
JPMorgan Chase & Company ±	0.62	11/01/2012	13,000,000	13,007,519
JPMorgan Chase & Company ±	0.97	09/21/2012	8,000,000	8,005,560
JPMorgan Chase & Company ±	1.12	02/26/2013	5,000,000	5,013,229
JPMorgan Chase Bank NA ±	0.37	11/21/2012	6,000,000	6,001,337
JPMorgan Chase Bank NA ±	0.49	11/16/2012	2,000,000	2,000,000
JPMorgan Chase Bank NA ±	0.53	01/18/2013	13,000,000	12,998,796
LTF Real Estate LLC 144A ±§	0.30	06/01/2033	15,000,000	15,000,000
Providence Health & Services ±§	0.25	10/01/2042	6,000,000	6,000,000
Toyota Motor Credit Corporation ±	0.53	07/19/2013	15,000,000	15,000,000

Total Other Notes (Cost $85,807,441)				85,807,441

Repurchase Agreements ^^: 10.47%
Citigroup Global Markets, dated 07/31/2012, maturity value $80,000,400 (1)	0.18	08/01/2012	80,000,000	80,000,000
Credit Suisse Securities, dated 07/31/2012, maturity value $95,000,475 (2)	0.18	08/01/2012	95,000,000	95,000,000
GX Clarke & Company, dated 07/31/12, maturity value $20,000,150 (3)	0.27	08/01/2012	20,000,000	20,000,000
JPMorgan Securities, dated 07/31/2012, maturity value $48,000,333 (4)	0.25	08/01/2012	48,000,000	48,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 07/31/2012, maturity value $104,000,549 (5)	0.19	08/01/2012	104,000,000	104,000,000
Societe Generale, dated 07/31/2012, maturity value $177,381,585 (6)	0.19	08/01/2012	177,380,649	177,380,649
Societe Generale, dated 07/31/2012, maturity value $56,000,358 (7)	0.23	08/01/2012	56,000,000	56,000,000

Total Repurchase Agreements (Cost $580,380,649)				580,380,649

Treasury Debt : 2.45%
U.S. Treasury Bill (z)	0.12	08/23/2012	62,000,000	61,995,350
U.S. Treasury Bill (z)	0.14	10/04/2012	19,000,000	18,995,237
U.S. Treasury Bill (z)	0.14	08/30/2012	36,000,000	35,995,850
U.S. Treasury Bill (z)	0.15	10/11/2012	19,000,000	18,994,567

Total Treasury Debt (Cost $135,981,004)				135,981,004

Total Investments in Securities
(Cost $5,548,835,118) *	100.06%	5,548,835,118
Other Assets and Liabilities, Net	(0.06)	(3,326,472)

Total Net Assets	100.00%	$5,545,508,646

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage Money Market Fund	19

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 2.65% to 5.50%, 3/1/2017 to 7/1/2042, fair value including accrued interest is $82,400,000.

(2)	U.S. government securities, 2.50% to 7.00%, 8/1/2013 to 8/1/2042, fair value including accrued interest is $97,850,278.

(3)	U.S. government securities, 0.30% to 10.00%, 11/15/2012 to 6/1/2042, fair value including accrued interest is $20,510,610.

(4)	U.S. government securities, 2.50% to 6.00%, 5/1/2020 to 7/1/2042, fair value including accrued interest is $49,440,070.

(5)	U.S. government securities, 4.50%, 7/20/2041 to 8/20/2041, fair value including accrued interest is $107,120,000.

(6)	U.S. government securities, 0.00% to 6.91%, 12/12/2014 to 4/1/2050, fair value including accrued interest is $182,690,377.

(7)	U.S. government securities, 1.69% to 6.42%, 7/1/2017 to 5/1/2042, fair value including accrued interest is $57,680,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations : 98.97%

Alabama : 4.05%

Variable Rate Demand Notes §: 4.05%
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.30%	08/01/2041	$7,900,000	$7,900,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.15	05/01/2041	33,000,000	33,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.15	05/01/2041	30,770,000	30,770,000
Mobile AL Industrial Development Board Alabama Power Company Project Series C (IDR)	0.19	08/01/2017	12,000,000	12,000,000
Mobile AL Industrial Development Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.20	08/01/2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008 C (IDR, JPMorgan Chase Bank LOC)	0.21	12/01/2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 G (IDR, Bank of Nova Scotia LOC)	0.16	04/01/2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.16	04/01/2028	15,000,000	15,000,000
University of Alabama at Birmingham Hospital Series 2012 C (Hospital Revenue, PNB Bank NA LOC)	0.20	09/01/2042	22,500,000	22,500,000

				155,220,000

Arizona : 2.19%

Other Municipal Debt : 0.26%
Phoenix Civic Improvement Corporation Series 2012-A (Miscellaneous Revenue)	0.17	08/06/2012	10,000,000	10,000,000

Variable Rate Demand Notes §: 1.93%
Arizona Health Facilities Authority Banner Health Series 2008 B (Health Revenue, Bank of Novia Scotia LOC)	0.14	01/01/2035	28,510,000	28,510,000
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	04/15/2030	10,200,000	10,200,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	07/01/2024	35,055,000	35,055,000

				73,765,000

California : 8.04%

Other Municipal Debt : 0.42%
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	4,000,000	4,023,052
San Diego County CA School District TRAN Series 2012-13 B-2 (Education Revenue, GO of Participants Insured)	2.00	04/30/2013	2,000,000	2,025,273
San Diego County CA School District TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	01/31/2013	10,000,000	10,087,118

				16,135,443

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes §: 7.62%
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.12%	04/01/2045	$5,100,000	$5,100,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.14	11/01/2040	101,480,000	101,480,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.23	05/15/2018	15,900,000	15,900,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.14	07/01/2041	10,000,000	10,000,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.14	07/01/2041	7,200,000	7,200,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.14	11/01/2026	16,900,000	16,900,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, AMBAC Insured)	0.15	07/01/2030	9,900,000	9,900,000
California State GO Kindergarten University Public Education Facilities Series 2003 A-2 (GO, Bank of Montreal LOC)	0.12	05/01/2033	4,350,000	4,350,000
California State GO Kindergarten University Public Education Facilities Series 2003-A (GO, Bank of Montreal LOC)	0.11	05/01/2033	11,750,000	11,750,000
California State GO Kindergarten University Public Education Facilities Series 2005-A (GO, Royal Bank of Canada LOC)	0.11	05/01/2040	4,900,000	4,900,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR-II- R-11442 (Tobacco Revenue, AGC-ICC Insured, Citibank NA LIQ)	0.60	06/01/2035	3,055,000	3,055,000
Kings County CA Housing Authority Edgewater Apartments Series 2001 A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	02/15/2031	7,310,000	7,310,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12/01/2026	5,500,000	5,500,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.14	03/01/2049	1,300,000	1,300,000
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	11/15/2013	9,485,000	9,485,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC)	0.14	08/15/2041	1,900,000	1,900,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007 B (Housing Revenue, FNMA Insured, FNMA LOC)	0.17	08/15/2027	10,000,000	10,000,000
San Diego CA Community College District GO Election of 2006 Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.13	08/01/2019	900,000	900,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue, Sumitomo Mitsui Banking Corporation SPA)	0.13	04/01/2036	16,700,000	16,700,000
Sonoma County CA TAN JPMorgan Chase PUTTER Series 4000 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.18	10/25/2012	38,795,000	38,795,000
Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.19	07/15/2018	7,100,000	7,100,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	05/15/2029	2,350,000	2,350,000

				291,875,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado : 2.83%

Variable Rate Demand Notes §: 2.83%
Aurora CO Centretech Metropolitan District Remarketed Series A (GO, U.S. Bank NA LOC)	0.16%	12/01/2028	$2,605,000	$2,605,000
Aurora CO Centretech Metropolitan District Remarketed Series B (GO, U.S. Bank NA LOC)	0.16	12/01/2017	2,765,000	2,765,000
Aurora CO Centretech Metropolitan District Series 1998 C (GO, U.S. Bank NA LOC)	0.16	12/01/2028	3,015,000	3,015,000
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.14	07/01/2033	39,880,000	39,880,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.16	12/01/2037	5,600,000	5,600,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	02/15/2028	6,800,000	6,800,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2006 (GO, U.S. Bank NA LOC)	0.16	12/01/2028	6,500,000	6,500,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2008 (GO, U.S. Bank NA LOC)	0.16	12/01/2038	8,625,000	8,625,000
Denver CO City & County Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	04/15/2014	7,050,000	7,050,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	12/15/2038	7,945,000	7,945,000
Meridian Ranch CO Metropolitan District GO Series 2009 (GO, U.S. Bank NA LOC)	0.16	12/01/2038	4,230,000	4,230,000
Mountain Village CO Housing Authority Facilities Apartments Project Series 2010 (Housing Revenue, U.S. Bank NA LOC)	0.16	11/01/2040	6,350,000	6,350,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.16	11/15/2034	3,865,000	3,865,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.16	04/01/2040	3,000,000	3,000,000

				108,230,000

Delaware : 0.36%

Variable Rate Demand Notes §: 0.36%
Delaware State EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.17	09/01/2032	10,000,000	10,000,000
Delaware State EDA YMCA Delaware Projects Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	05/01/2036	3,835,000	3,835,000

				13,835,000

District of Columbia : 0.22%

Variable Rate Demand Notes §: 0.22%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.15	07/01/2032	3,600,000	3,600,000
District of Columbia Wesley Theological Seminary Issue Series 2008 A (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	12/01/2048	4,710,000	4,710,000

				8,310,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida : 7.19%

Other Municipal Debt : 1.06%
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.18%	08/30/2012	$8,000,000	$8,000,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.17	08/16/2012	11,000,000	11,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.18	08/14/2012	21,700,000	21,700,000

				40,700,000

Variable Rate Demand Notes §: 6.13%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.16	04/15/2041	7,400,000	7,400,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.17	02/01/2015	2,200,000	2,200,000
Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, U.S. Bank NA LOC)	0.16	07/01/2025	3,750,000	3,750,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Education Revenue, Harris NA LOC)	0.14	02/01/2039	7,665,000	7,665,000
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.19	12/01/2013	7,100,000	7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2003 C (Health Revenue)	0.13	11/15/2021	12,095,000	12,095,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006 C (Health Revenue, Bank of America NA LIQ) 144A	0.27	11/15/2036	8,595,000	8,595,000
Jacksonville FL Electrical System Series 2000 A (Utilities Revenue, Bank of Montreal LOC)	0.14	10/01/2035	17,315,000	17,315,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	07/15/2033	3,300,000	3,300,000
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.12	11/15/2026	44,705,000	44,705,000
Orange County FL HFFA Adventist Health Systems Sunbelt Obligated Group Series 1995 (Health Revenue, AMBAC Insured, Bank of America NA LIQ)	0.32	11/15/2025	31,960,000	31,960,000
Orlando & Orange County FL Expressway Authority Series 2003 C (Transportation Revenue, Bank of Montreal LOC)	0.14	07/01/2040	20,000,000	20,000,000
Orlando & Orange County FL Expressway Authority Series 2003 C-4 (Transportation Revenue, TD Bank NA LOC, AGM Insured)	0.13	07/01/2025	10,000,000	10,000,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.26	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.33	05/01/2038	3,840,000	3,840,000
Palm Beach County FL Jupiter Medical Center Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.12	08/01/2020	5,540,000	5,540,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC, GO of Institution Insured)	0.22	05/01/2025	1,465,000	1,465,000
Palm Beach County FL Zoological Society Incorporated Project Series 2001 (Miscellaneous Revenue, Northern Trust Company LOC)	0.16	05/01/2031	2,500,000	2,500,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.17	08/01/2028	4,570,000	4,570,000
Polk County FL IDA HCFR Winter Haven Hospital Series B (Health Revenue, PNC Bank NA LOC)	0.15	09/01/2034	5,170,000	5,170,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Health Revenue, PNC Bank NA LOC)	0.15	09/01/2036	4,540,000	4,540,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.18%	10/01/2041	$4,290,000	$4,290,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.25	11/15/2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, Assured Guaranty Insured)	0.31	10/01/2038	6,000,000	6,000,000

				234,745,000

Georgia : 2.25%

Variable Rate Demand Notes §: 2.25%
Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series 2004 C (Airport Revenue, FSA Insured, Citibank NA LIQ)	0.30	01/01/2013	12,650,000	12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.17	11/01/2030	9,330,000	9,330,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	01/01/2016	8,795,000	8,795,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC)	0.16	09/01/2035	13,055,000	13,055,000
Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)	0.16	04/01/2033	11,100,000	11,100,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.16	10/01/2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Health Revenue, FHLB LOC)	0.16	07/01/2036	9,620,000	9,620,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Education Revenue, GO of Authority Insured, Bank of America NA LIQ)	0.27	07/01/2041	2,730,000	2,730,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006 A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.16	10/01/2036	7,655,000	7,655,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (Health Revenue, Branch Banking & Trust LOC)	0.17	07/01/2037	6,150,000	6,150,000

				86,085,000

Hawaii : 0.26%

Variable Rate Demand Note §: 0.26%
Hawaii State GO Bonds of 2007 Series Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.20	04/01/2018	9,995,000	9,995,000

Idaho : 0.51%

Variable Rate Demand Note §: 0.51%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.17	12/01/2029	19,420,000	19,420,000

Illinois : 6.48%

Other Municipal Debt : 0.42%
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.16	08/07/2012	11,500,000	11,500,000
Illinois State Department of Employment Insurance Fund Series 2012 A (Miscellaneous Revenue)	2.00	06/15/2013	4,500,000	4,567,154

				16,067,154

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes §: 6.06%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris Trust & Savings Bank LOC)	0.16%	03/01/2035	$4,225,000	$4,225,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.35	01/01/2014	10,370,000	10,370,000
Du Page & Will County IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.17	06/30/2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.50	03/01/2017	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy Series 2000 (Education Revenue, Northern Trust Company LOC)	0.16	12/01/2024	1,000,000	1,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.16	06/01/2035	22,435,000	22,435,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.16	04/01/2035	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, PNC Bank NA LOC)	0.17	06/01/2024	6,400,000	6,400,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.17	09/01/2046	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.17	06/01/2029	19,300,000	19,300,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue)	0.16	12/15/2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project Series 1988 (Miscellaneous Revenue, Northern Trust Company LOC)	0.17	03/01/2028	2,600,000	2,600,000
Illinois Finance Authority Advocate Health Care Network Series 2008 A-1 (Health Revenue)	0.22	11/01/2030	4,000,000	4,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.27	04/01/2051	6,500,000	6,500,000
Illinois Finance Authority Children’s Museum Greater Chicago Incorporated Project Series 2004 (Miscellaneous Revenue, Northern Trust Company LOC)	0.16	07/01/2034	2,600,000	2,600,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.16	07/01/2035	12,750,000	12,750,000
Illinois Finance Authority Presbyterian Homes Lake Forest Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.16	09/01/2024	21,345,000	21,345,000
Illinois Finance Authority Richard H. Driehaus Museum Project Series 2005 (Miscellaneous Revenue, Northern Trust Company LOC)	0.16	02/01/2035	10,100,000	10,100,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.16	01/01/2037	5,820,000	5,820,000
Illinois State Finance Authority Hospital Sisters Services Series C (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.40	03/15/2036	45,000,000	45,000,000
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010B-2 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 3219 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.23	06/15/2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-40 (Port Authority Revenue, Royal Bank of Canada LIQ) 144A	0.15	06/15/2020	8,130,000	8,130,000
Warren County IL Monmouth College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.17	12/01/2032	8,815,000	8,815,000

				232,255,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana : 2.13%

Other Municipal Debt : 0.30%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25%	01/03/2013	$11,600,000	$11,643,980

Variable Rate Demand Notes §: 1.83%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	07/01/2023	26,140,000	26,140,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.15	06/01/2040	5,500,000	5,500,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.17	07/01/2038	5,065,000	5,065,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	03/01/2036	10,000,000	10,000,000
Indiana State Finance Authority Ascension Health Senior Credit Group Series E-4 (Miscellaneous Revenue)	0.14	11/15/2036	3,000,000	3,000,000
Indianapolis IN Canal Square Apartments Project Series 2003 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.15	04/01/2033	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, Fleet National Bank LOC, FNMA LIQ)	0.16	04/15/2039	8,365,000	8,365,000

				69,975,000

Iowa : 1.22%

Variable Rate Demand Notes §: 1.22%
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.22	12/01/2051	13,000,000	13,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.16	08/01/2041	5,000,000	5,000,000
Iowa Higher Education Loan Authority Private Colleges Ambrose University Project Series 2003 (Education Revenue, Northern Trust Company LOC)	0.17	04/01/2033	11,230,000	11,230,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.17	05/01/2029	6,200,000	6,200,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.17	04/01/2035	11,265,000	11,265,000

				46,695,000

Kansas : 0.23%

Variable Rate Demand Note §: 0.23%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C (Health Revenue, Royal Bank of Canada LIQ) 144A	0.15	11/15/2038	9,000,000	9,000,000

Kentucky : 1.00%

Other Municipal Debt : 0.03%
Kentucky Rural Water Finance Corporation Public Project Series 2012-A (Water & Sewer Revenue)	1.25	02/01/2013	1,300,000	1,304,869

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes §: 0.97%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15%	10/01/2032	$6,980,000	$6,980,000
Kentucky EDFA Hospital Ashland Hospital Corporation King Daughter Medical Center Project Series 2008-B (Health Revenue, Branch Banking & Trust LOC)	0.16	01/01/2038	15,000,000	15,000,000
Middletown KY Educational Building Revenue & Refunding Bonds Christian Academy of Louisville Project S (Miscellaneous Revenue, JPMorgan Chase Bank NA LOC)	0.22	07/01/2034	2,555,000	2,555,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15	07/01/2038	6,885,000	6,885,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15	12/01/2038	5,570,000	5,570,000

				36,990,000

Louisiana : 2.99%

Variable Rate Demand Notes §: 2.99%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LOC)	0.22	07/01/2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.15	09/01/2033	8,955,000	8,955,000
Louisiana Public Facilities Authority Christus Health Series 2009 B-1 (Health Revenue, Bank of New York Mellon LOC)	0.12	07/01/2047	2,000,000	2,000,000
Louisiana Public Facilities Authority Christus Health Series 2009 B-3 (Health Revenue, Bank of New York Mellon LOC)	0.12	07/01/2047	9,360,000	9,360,000
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.15	05/01/2034	1,750,000	1,750,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.16	11/01/2040	36,300,000	36,300,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.16	11/01/2040	52,000,000	52,000,000

				114,460,000

Maine : 0.22%

Variable Rate Demand Note §: 0.22%
Maine Finance Authority Foxcroft Academy Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.13	06/01/2038	8,300,000	8,300,000

Maryland : 3.06%

Other Municipal Debt : 0.43%
Montgomery County MD Consolidated Public Improvement BAN Series 2010-A (Miscellaneous Revenue)	0.16	08/07/2012	16,600,000	16,600,000

Variable Rate Demand Notes §: 2.63%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue, Manufacturer & Traders Bank LOC)	0.20	12/03/2035	1,670,000	1,670,000
Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue, KBC Bank NV SPA)	0.15	09/01/2031	13,495,000	13,495,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008 F (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	11/01/2038	3,000,000	3,000,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Maryland Health & HEFA Stella Maris Issue Series 1997 (Health Revenue, Manufacturer & Traders Bank LOC)	0.16%	07/01/2021	$5,175,000	$5,175,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue, Bank of America NA LIQ)	0.27	07/01/2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.14	07/01/2041	12,910,000	12,910,000
Maryland HEFA University of Maryland Medical System Series-E (Health Revenue, Bank of Montreal LOC)	0.15	07/01/2041	10,000,000	10,000,000
Maryland CDA Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.16	09/01/2031	36,020,000	36,020,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Miscellaneous Revenue, Manufacturer & Traders Bank LOC)	0.21	01/01/2024	6,725,000	6,725,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)	0.16	11/01/2032	5,000,000	5,000,000

				100,660,000

Massachusetts : 0.95%

Other Municipal Debt : 0.10%
Massachusetts Port Authority Series 2012- A (Port Authority Revenue)	0.18	08/08/2012	4,000,000	4,000,000

Variable Rate Demand Notes §: 0.85%
Massachusetts State College Building Authority Series 2011 (Education Revenue, State Guaranty Insured) (i)	0.24	11/01/2034	7,045,000	7,045,000
Massachusetts State Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.14	03/01/2034	11,755,000	11,755,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.13	04/01/2038	4,895,000	4,895,000
Massachusetts State Development Finance Agency Shady Hill School Issue Series 2008 (Miscellaneous Revenue, TD Bank NA LOC)	0.14	06/01/2038	8,745,000	8,745,000

				32,440,000

Michigan : 1.60%

Other Municipal Debt : 0.87%
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2008-C (Health Revenue)	0.14	08/07/2012	13,600,000	13,600,000
Michigan State University Board of Trustees Series D (Education Revenue)	0.18	10/15/2012	10,000,000	10,000,000
University of Michigan Series B (Education Revenue)	0.14	08/07/2012	9,800,000	9,800,000

				33,400,000

Variable Rate Demand Notes §: 0.73%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.17	06/01/2034	2,000,000	2,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.24	11/15/2049	3,465,000	3,465,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.24	11/15/2049	4,200,000	4,200,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.15	06/01/2020	2,000,000	2,000,000

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Michigan State University Board of Trustees Series 2005 (Education Revenue, Bank of New York Mellon Trust SPA)	0.15%	02/15/2034	$5,600,000	$5,600,000
University of Michigan Board of Regents GO Series 2012-A (Education Revenue)	0.12	04/01/2036	10,700,000	10,700,000

				27,965,000

Minnesota : 4.03%

Other Municipal Debt : 1.22%
Hennepin County MN GO Series 2010-B (Tax Revenue)	2.00	12/01/2012	1,000,000	1,005,998
Regents of the University of Minnesota Series 2005-A (Education Revenue)	0.14	08/07/2012	13,900,000	13,900,000
Rochester MN HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.16	08/21/2012	31,600,000	31,600,000

				46,505,998

Variable Rate Demand Notes §: 2.81%
Arden Hills MN Northwestern College Project 2011 (Education Revenue, BMO Harris Bank NA LOC)	0.17	11/30/2030	7,695,000	7,695,000
Bloomington MN Bristol Village Apartments Project Series 2002 A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	11/15/2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC Insured, FHLMC LIQ)	0.17	07/01/2038	5,670,000	5,670,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	10/15/2033	400,000	400,000
Crystal MN MFHR Crystal Apartments Limited Partnership Project Series 1997 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	05/01/2027	3,250,000	3,250,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank ACB LOC)	0.16	12/01/2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	02/15/2031	990,000	990,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.15	09/01/2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	08/15/2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	05/15/2035	9,935,000	9,935,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	03/01/2029	1,620,000	1,620,000
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2003 (Education Revenue, U.S. Bank NA LOC)	0.17	10/01/2023	1,810,000	1,810,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.23	01/01/2035	6,000,000	6,000,000
Minnesota State HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.17	04/01/2027	2,255,000	2,255,000
Minnesota State HEFAR Hamline University Series 6-E1 (Education Revenue, Harris NA LOC)	0.16	10/01/2016	2,505,000	2,505,000
Minnesota State HEFAR Hamline University Series 6-E2 (Education Revenue, Harris NA LOC)	0.16	10/01/2025	3,285,000	3,285,000
Minnesota State HEFAR MacAlester College Series 3-Z (Education Revenue, GO of Institution Insured)	0.21	03/01/2024	5,435,000	5,435,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.20	03/01/2033	3,860,000	3,860,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Minnesota State HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.17%	10/01/2020	$1,745,000	$1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	11/01/2035	8,905,000	8,905,000
Pine City MN State Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	04/15/2036	5,600,000	5,600,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	09/15/2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	02/15/2033	1,085,000	1,085,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	05/15/2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	10/01/2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	08/01/2034	1,045,000	1,045,000

				107,785,000

Mississippi : 1.17%

Variable Rate Demand Notes §: 1.17%
Mississippi State Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	11/01/2018	18,960,000	18,960,000
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2022	25,965,000	25,965,000

				44,925,000

Missouri : 1.93%

Other Municipal Debt : 0.33%
University of Missouri Curators Series A (Education Revenue)	0.15	08/07/2012	12,700,000	12,700,000

Variable Rate Demand Notes §: 1.60%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.15	08/01/2035	5,110,000	5,110,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.17	04/01/2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.17	04/01/2027	250,000	250,000
Missouri Development Finance Board Various Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.17	06/01/2037	9,525,000	9,525,000
Missouri HEFA Ascension Health Series C-1 (Health Revenue)	0.14	11/15/2039	7,000,000	7,000,000
Missouri HEFA Ascension Health Series C-3 (Health Revenue)	0.13	11/15/2039	11,000,000	11,000,000
Missouri HEFA Ascension Health Series C-4 (Health Revenue)	0.13	11/15/2026	6,500,000	6,500,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.34	03/01/2022	1,765,000	1,765,000
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	03/15/2034	18,000,000	18,000,000

				61,055,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Nebraska : 0.92%

Variable Rate Demand Note §: 0.92%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.15%	08/01/2039	$35,325,000	$35,325,000

Nevada : 1.15%

Variable Rate Demand Notes §: 1.15%
Clark County NV Las Vegas McCarran International Airport Series 2010 F-2 (Airport Revenue, Union Bank NA LOC)	0.16	07/01/2022	4,800,000	4,800,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.17	06/01/2042	39,345,000	39,345,000

				44,145,000

New Hampshire : 0.68%

Variable Rate Demand Notes §: 0.68%
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.15	10/01/2036	12,250,000	12,250,000
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.13	02/01/2036	7,900,000	7,900,000
New Hampshire State HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase Bank LIQ) 144A	0.25	10/01/2017	6,000,000	6,000,000

				26,150,000

New Jersey : 2.10%

Variable Rate Demand Notes §: 2.10%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.13	12/01/2025	935,000	935,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC-CR, NATL-RE Insured, Bank of America NA LIQ)	0.27	07/01/2026	2,190,000	2,190,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.16	10/01/2030	3,175,000	3,175,000
New Jersey Health Care Facilities Financing Authority Composite Program Fitness First Oradell LLC Project Series 2006 A-6 (Health Revenue, TD Bank NA LOC)	0.13	07/01/2031	5,065,000	5,065,000
New Jersey HFFA Bayshore Community Hospital Project Series 2004 A-1 (Health Revenue, TD Bank NA LOC)	0.13	07/01/2014	1,790,000	1,790,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.50	06/27/2013	16,400,000	16,403,075
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.15	12/15/2023	50,725,000	50,725,000

				80,283,075

New York : 5.66%

Other Municipal Debt : 0.18%
Metropolitan Transportation Authority New York BAN Series 2 Subseries A (Transportation Revenue)	0.18	10/04/2012	7,000,000	7,000,000

Variable Rate Demand Notes §: 5.48%
Brookhaven NY IDAG Series 2001 (Housing Revenue, Capital One NA LOC)	0.15	11/01/2037	3,750,000	3,750,000
Long Island Power Authority New York Series 2004 A JPMorgan Chase PUTTER Trust Series 4070 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.18	03/01/2014	5,400,000	5,400,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.30%	11/15/2025	$7,280,000	$7,280,000
Metropolitan Transportation Authority New York Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured, Citibank NA LIQ)	0.30	11/15/2013	15,000,000	15,000,000
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.15	11/01/2041	7,300,000	7,300,000
New York City NY GO Subseries B-3 (GO, TD Bank NA LOC)	0.12	09/01/2027	20,200,000	20,200,000
New York City NY Housing Development Corporation Multi-Family Series C (Housing Revenue)	0.27	05/01/2045	8,000,000	8,000,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.25	05/01/2041	3,500,000	3,500,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.23	11/15/2044	32,335,000	32,335,000
New York State Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	11/15/2026	22,500,000	22,500,000
New York State Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007-C (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	07/01/2025	9,800,000	9,800,000
New York State HFA 388 Bridge Street Series 2012-A (Housing Revenue, Manufacturers & Traders Bank LOC)	0.16	05/01/2046	17,000,000	17,000,000
New York State HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.14	05/15/2041	46,175,000	46,175,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Hospital Revenue, Manufacturers & Traders Bank LOC)	0.18	07/01/2017	4,270,000	4,270,000
Riverhead NY IDR Central Suffolk Hospital Project Series-A (Health Revenue, Manufacturers & Traders Bank LOC)	0.18	07/01/2031	3,555,000	3,555,000
Riverhead NY IDR Central Suffolk Hospital Project Series-B (Health Revenue, Manufacturers & Traders Bank LOC)	0.18	07/01/2031	3,570,000	3,570,000

				209,635,000

North Carolina : 2.37%

Variable Rate Demand Notes §: 2.37%
New Hanover County NC New Hanover Regional Medical Center Series 2008-B (Hospital Revenue, PNC Bank NA LOC)	0.15	10/01/2038	9,640,000	9,640,000
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.17	10/01/2034	5,710,000	5,710,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.17	05/01/2024	3,185,000	3,185,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.17	05/01/2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.17	07/01/2028	4,430,000	4,430,000
North Carolina Capital Facilities Finance Agency Educational Sterling Montessori Academy & Charter School Project Series 2010 (Education Revenue, Branch Banking & Trust LOC)	0.14	03/01/2031	10,265,000	10,265,000
North Carolina Medical Care Commission HCFR Wake Forest University Health Sciences Series 2008-A (Health Revenue, Branch Banking & Trust NA LOC)	0.15	07/01/2034	10,160,000	10,160,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
North Carolina Medical Care Commission HCFR Wake Forest University Health Sciences Series 2008-B (Education Revenue, Branch Banking & Trust LOC)	0.15%	07/01/2034	$14,505,000	$14,505,000
North Carolina Medical Care Commission Wayne Memorial Hospital Series 2009 (Health Revenue, Branch Banking & Trust LOC)	0.16	10/01/2036	4,680,000	4,680,000
North Carolina Port Authority Facilities Series 2008 (Airport Revenue, Branch Banking & Trust LOC)	0.17	06/01/2036	3,500,000	3,500,000
North Carolina State Educational Facilities Finance Agency Elon College Series 1997 (Education Revenue, TD Bank NA LOC)	0.24	01/01/2019	7,555,000	7,555,000
Piedmont Triad NC Airport Authority Series 2008 A (Airport Revenue, Branch Banking & Trust LOC)	0.14	07/01/2032	14,305,000	14,305,000

				90,625,000

North Dakota : 1.08%

Other Municipal Debt : 0.99%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009 -1 (Utilities Revenue)	0.30	08/07/2012	35,000,000	35,000,000
North Dakota State Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	07/01/2013	3,000,000	3,000,000

				38,000,000

Variable Rate Demand Note §: 0.09%
Richland County ND Recovery Zone Project Series 2010-C (Tax Revenue, CoBank ACB LOC)	0.16	11/01/2028	3,500,000	3,500,000

Ohio : 0.76%

Variable Rate Demand Notes §: 0.76%
Allen County OH Catholic Health Partners Series B (Health Revenue)	0.14	05/01/2036	9,200,000	9,200,000
Butler County OH Capital Funding Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.16	06/01/2035	2,365,000	2,365,000
Columbus OH Regional Airport Authority Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)	0.16	01/01/2030	3,310,000	3,310,000
Ohio State HEFAR Xavier University Project Series 2000-B (Education Revenue, PNC Bank NA LOC)	0.15	11/01/2030	9,300,000	9,300,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.14	06/01/2033	2,100,000	2,100,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.36	09/01/2015	2,810,000	2,810,308

				29,085,308

Oklahoma : 0.26%

Variable Rate Demand Note §: 0.26%
Oklahoma State Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase Bank LIQ)	0.30	01/01/2015	10,090,000	10,090,000

Oregon : 0.22%

Variable Rate Demand Notes §: 0.22%
Oregon State GO Veterans Welfare Series 90B (GO, Bank of Tokyo-Mitsubishi SPA)	0.16	12/01/2045	6,485,000	6,485,000
Oregon State Health & Science University Series B-2 (Education Revenue, Union Bank NA LOC)	0.15	07/01/2042	2,000,000	2,000,000

				8,485,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Other : 1.50%

Variable Rate Demand Notes §: 1.50%
Austin Trust Various States Certificates Series 2008-3506 (Health Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.40%	08/15/2047	$23,375,000	$23,375,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	02/15/2028	15,000,000	15,000,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2014	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.18	05/01/2013	4,420,000	4,420,000

				57,295,000

Pennsylvania : 7.34%

Variable Rate Demand Notes §: 7.34%
Allegheny County PA Hospital Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	04/25/2014	7,000,000	7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	04/15/2039	13,420,000	13,420,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured, FNMA LIQ)	0.16	07/15/2028	8,605,000	8,605,000
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.15	12/01/2041	15,000,000	15,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Education Revenue, PNC Bank NA LOC)	0.17	08/01/2032	6,590,000	6,590,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.17	10/01/2026	1,313,000	1,313,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.17	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.17	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA First Energy Generation Corporation Project Series 2008-B (IDR, Bank of Nova Scotia LOC)	0.15	10/01/2047	21,300,000	21,300,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.17	07/15/2021	10,000,000	10,000,000
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.15	11/01/2012	5,485,000	5,485,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Hospital Revenue, Royal Bank of Canada LOC) 144A	0.15	11/01/2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	05/01/2014	6,000,000	6,000,000
Branch Banking & Trust Municipal Trust Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ)	0.15	01/04/2029	6,895,000	6,895,000

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Butler County PA General Authority North Allegheny School District Project Series 2011-A (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.17%	11/01/2021	$14,245,000	$14,245,000
Butler County PA General Authority North Allegheny School District Project Series 2011-B (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.17	11/01/2022	10,220,000	10,220,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/01/2041	4,000,000	4,000,000
Delaware County PA College Authority Eastern College Series A (Miscellaneous Revenue, TD Bank NA LOC)	0.17	10/01/2025	4,100,000	4,100,000
Jackson Township PA IDA Stoneridge Retirement Living (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	10/15/2042	14,350,000	14,350,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue, Bank of America NA LIQ)	0.43	08/15/2042	18,140,000	18,140,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	12/12/2014	10,785,000	10,785,000
Mercer County PA GO Series 2011 (GO, AGM Insured, PNC Bank NA SPA)	0.31	10/01/2031	12,805,000	12,805,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.17	09/15/2031	4,830,000	4,830,000
North Pennsylvania Water Authority Series 2008 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.16	11/01/2024	7,000,000	7,000,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000 J-1 (Education Revenue, PNC Bank NA LOC)	0.17	11/01/2030	1,225,000	1,225,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999 E-3 (Education Revenue, PNC Bank NA LOC)	0.17	11/01/2014	6,350,000	6,350,000
Pennsylvania Housing Finance Agency Series 2004 (Miscellaneous Revenue, GO of Agency Insured)	0.15	01/01/2034	7,640,000	7,640,000
Pennsylvania Public School Building Authority ROC RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.29	12/01/2023	7,600,000	7,600,000
Pennsylvania State HEFAR St. Josephs University Series 2008-A (Education Revenue, TD Bank NA LOC)	0.16	07/15/2036	7,900,000	7,900,000
Philadelphia PA IDR Chestnut Hill Academy Series 2005 (Education Revenue, PNC Bank NA LOC)	0.17	12/01/2035	7,000,000	7,000,000
Philadelphia PA IDR Chestnut Hill Academy Series 2007 (Education Revenue, PNC Bank NA LOC)	0.17	12/01/2037	7,400,000	7,400,000
Westmoreland County PA IDA Excela Health Project Series 2010-B (Health Revenue, PNC Bank NA LOC)	0.17	07/01/2030	5,265,000	5,265,000

				281,213,000

Puerto Rico : 0.38%

Variable Rate Demand Notes §: 0.38%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11760 (Tax Revenue, Citibank NA LIQ) 144A	0.17	12/01/2047	6,000,000	6,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11761 (Tax Revenue, Citibank NA LIQ) 144A	0.17	12/01/2047	4,000,000	4,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A	0.17	12/01/2047	4,700,000	4,700,000

				14,700,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Rhode Island : 0.12%

Variable Rate Demand Note §: 0.12%
Rhode Island State Health & Educational Building Corporation HEFAR Bryant University Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.16%	06/01/2035	$4,555,000	$4,555,000

South Carolina : 1.27%

Other Municipal Debt : 0.68%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-1 (Utilities Revenue)	0.45	09/04/2012	9,700,000	9,700,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-2 (Utilities Revenue)	0.45	09/04/2012	13,300,000	13,300,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 200B-3 (Utilities Revenue)	0.45	09/04/2012	2,900,000	2,900,000

				25,900,000

Variable Rate Demand Notes §: 0.59%
Piedmont Municipal Power Agency Series 2011-C (Utilities Revenue, TD Bank NA LOC)	0.13	01/01/2034	5,000,000	5,000,000
South Carolina EDA AnMed Health Project Series C (Health Revenue, Branch Banking & Trust LOC)	0.15	02/01/2033	9,965,000	9,965,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	06/01/2046	4,680,000	4,680,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.17	11/01/2034	3,000,000	3,000,000

				22,645,000

South Dakota : 0.29%

Variable Rate Demand Notes §: 0.29%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	02/15/2031	6,495,000	6,495,000
South Dakota State HEFA Sioux Valley Hospital & Health System Series 2004-B (Health Revenue, U.S. Bank NA LOC)	0.16	11/01/2034	4,630,000	4,630,000

				11,125,000

Tennessee : 1.65%

Other Municipal Debt : 0.06%
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25	04/01/2013	2,100,000	2,111,139

Variable Rate Demand Notes §: 1.59%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.17	06/01/2036	1,000,000	1,000,000
Blount County TN Public Building Authority GO Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.17	06/01/2042	4,705,000	4,705,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC, County Guaranty Insured)	0.17	06/01/2037	6,450,000	6,450,000

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Chattanooga TN Electric Power Board Series 2008-A JPMorgan Chase PUTTER Series 4162 (Utilities Revenue, JPMorgan Chase Bank LIQ) 144A	0.20%	09/01/2016	$14,105,000	$14,105,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project Series 2009 (Education Revenue, FHLB LOC)	0.16	11/01/2028	12,400,000	12,400,000
Johnson City TN Health & Educational Facilities Board Health Alliance Series 2011A (Health Revenue, U.S. Bank NA LOC)	0.17	07/01/2033	22,375,000	22,375,000

				61,035,000

Texas : 8.30%

Variable Rate Demand Notes §: 8.30%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	09/01/2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredencksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.17	09/01/2036	12,235,000	12,235,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	09/01/2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.15	12/01/2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	10/01/2018	15,000,000	15,000,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.16	03/01/2032	8,650,000	8,650,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	02/15/2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.15	06/01/2027	9,000,000	9,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D-3 (Health Revenue, Northern Trust Company LOC)	0.15	06/01/2029	2,000,000	2,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2004-A (Resource Recovery Revenue)	0.17	03/01/2023	90,000	90,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.15	08/01/2041	7,495,000	7,495,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.16	12/01/2039	18,850,000	18,850,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	40,500,000	40,500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.22	06/01/2041	45,000,000	45,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.22	03/01/2042	37,500,000	37,500,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Resource Recovery Revenue)	0.22	03/01/2039	15,000,000	15,000,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.23	04/01/2027	2,000,000	2,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.18	07/01/2029	11,700,000	11,700,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LOC)	0.15	08/01/2041	13,450,000	13,450,000

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.45%	12/15/2026	$16,224,981	$16,224,981
Texas State GO Series 2012-A (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.15	12/01/2042	4,335,000	4,335,000
Texas State Mobility Fund Series 2005-B (GO, Royal Bank of Canada SPA)	0.18	04/01/2030	7,165,000	7,165,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.25	07/01/2020	1,500,000	1,500,000

				317,869,981

Utah : 0.25%

Variable Rate Demand Note §: 0.25%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.19	12/01/2034	9,675,000	9,675,000

Vermont : 1.01%

Variable Rate Demand Notes §: 1.01%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.18	10/01/2028	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Fletcher Allen Health Care Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.15	12/01/2030	21,690,000	21,690,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.18	07/01/2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.18	10/01/2034	10,025,000	10,025,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.18	10/01/2029	1,975,000	1,975,000

				38,895,000

Virginia : 0.72%

Variable Rate Demand Notes §: 0.72%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	03/01/2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2010 A-17 (Miscellaneous Revenue) (i)	0.27	05/15/2039	5,000,000	5,000,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.17	12/01/2033	3,950,000	3,950,000
James City County VA IDA Chambrel Williamsburg Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	11/15/2032	12,715,000	12,715,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.27	11/01/2034	5,000,000	5,000,000
Stafford County VA Eclipse Funding Trust Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	08/01/2037	15,000	15,000
Virginia Commonwealth University Health System Authority Series 2008-A (Health Revenue, Branch Banking & Trust LOC)	0.16	07/01/2037	110,000	110,000

				27,590,000

Washington : 0.48%

Variable Rate Demand Notes §: 0.48%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.18	09/01/2035	1,630,000	1,630,000

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—July 31, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes § (continued)
King County WA Public Hospital District Limited Tax ROC RR-II-R-11412 (GO, Assured Guaranty Insured, Citibank NA LIQ)	0.30%	12/01/2015	$6,930,000	$6,930,000
Washington State Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.16	07/01/2044	4,250,000	4,250,000
Washington State Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.16	06/01/2032	5,775,000	5,775,000

				18,585,000

West Virginia : 0.18%

Variable Rate Demand Note : 0.18%
Kanawha County WV Kroger Company Series 2004 B (IDR, U.S. Bank NA LOC)	0.22	04/01/2013	6,850,000	6,850,000

Wisconsin : 5.27%

Variable Rate Demand Notes §: 5.27%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.15	05/01/2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.16	01/01/2027	3,435,000	3,435,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.15	09/01/2040	7,550,000	7,550,000
Oneida Tribe of Indians of Wisconsin Health Facilities Series 2001 (Health Revenue, Bank of America NA LOC)	0.31	07/01/2016	6,380,000	6,380,000
Public Finance Authority Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.16	09/01/2036	5,000,000	5,000,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	0.15	07/15/2028	36,500,000	36,500,000
Wisconsin HEFA Ministry Health Care Incorporated Series 2009-B (Health Revenue)	0.16	08/01/2022	12,125,000	12,125,000
Wisconsin Housing & EDA Series 2011-A (Housing Revenue, PNC Bank NA SPA)	0.16	09/01/2043	9,100,000	9,100,000
Wisconsin State Clipper Tax Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2020	26,755,000	26,755,000
Wisconsin State Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	05/01/2013	25,000,000	25,000,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.17	03/01/2038	6,035,000	6,035,000
Wisconsin State HEFA Sisters Services Incorporated Obligation Group Series 2007B-2 (Health Revenue, JPMorgan Chase Bank SPA)	0.40	03/15/2036	21,000,000	21,000,000
Wisconsin State Housing & EDA Series 2012-A (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.16	05/01/2055	5,000,000	5,000,000
Wisconsin State Housing & EDA Series 2012-B (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.16	05/01/2055	8,000,000	8,000,000

				201,880,000

Wyoming : 0.10%

Variable Rate Demand Note §: 0.10%
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.15	12/01/2043	3,850,000	3,850,000

Total Municipal Obligations (Cost $3,791,139,947)				3,791,139,947

Portfolio of Investments—July 31, 2012 (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	21

		Value

Total Investments in Securities
(Cost $3,791,139,947) *	98.97%	$3,791,139,947
Other Assets and Liabilities, Net	1.03	39,342,556

Total Net Assets	100.00%	$3,830,482,503

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 24, 2012

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	September 24, 2012